UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders April 30, 2023 BLKC Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF SATO Invesco Alerian Galaxy Crypto Economy ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

April 30, 2023

(Unaudited)

Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-85.47%
Australia-2.97%
BHP Group Ltd.	1,155	$33,890
Iris Energy Ltd.(b)(c)	8,629	34,516

		68,406

Canada-4.02%
Bitfarms Ltd.(b)	28,980	33,617
HIVE Blockchain Technologies Ltd.(b)(c)	9,034	29,270
Hut 8 Mining Corp.(b)(c)	16,544	29,614

		92,501

China-7.50%
Alibaba Group Holding Ltd., ADR(b)	377	31,928
Bit Digital, Inc.(b)	19,066	37,751
Canaan, Inc., ADR(b)(c)	11,611	32,743
Meitu, Inc.(b)(d)	128,664	35,731
Tencent Holdings Ltd.	785	34,441

		172,594

Japan-1.59%
Rakuten Group, Inc.	7,369	36,530

Netherlands-1.58%
Shell PLC	1,175	36,438

Norway-1.42%
Aker ASA, Class A	537	32,649

South Korea-1.53%
Samsung Electronics Co. Ltd.	718	35,138

Taiwan-1.52%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	416	35,069

United Kingdom-1.53%
Argo Blockchain PLC(b)(c)	229,804	35,238

United States-61.81%
Accenture PLC, Class A	127	35,597
Advanced Micro Devices, Inc.(b)	393	35,122
Alphabet, Inc., Class A(b)	337	36,174
Amazon.com, Inc.(b)	353	37,224
Applied Digital Corp.(b)	10,235	32,752
Bakkt Holdings, Inc.(b)(c)	22,783	30,757
Bank of America Corp.	1,267	37,098
Block, Inc., Class A(b)(c)	561	34,103
Cisco Systems, Inc.	713	33,689
Citigroup, Inc.	765	36,009
Cleanspark, Inc.(b)(c)	9,194	35,949
Coinbase Global, Inc., Class A(b)	526	28,294
Galaxy Digital Holdings Ltd., (Acquired 05/20/2022 - 03/17/2023; Cost $33,281)(b)(c)(e)	8,229	30,336
Goldman Sachs Group, Inc. (The)	109	37,435
Honeywell International, Inc.	184	36,771
Intel Corp.	1,129	35,067
International Business Machines Corp.	283	35,774

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
United States-(continued)
Intuit, Inc.	82	$36,404
JPMorgan Chase & Co.	281	38,845
Marathon Digital Holdings, Inc.(b)	3,146	31,680
Mastercard, Inc., Class A	98	37,243
Micron Technology, Inc.	575	37,007
Microsoft Corp.	125	38,407
MicroStrategy, Inc., Class A(b)(c)	106	34,808
Nestle S.A.	288	37,056
NVIDIA Corp.	137	38,016
Oracle Corp.	379	35,899
PayPal Holdings, Inc.(b)	480	36,480
QUALCOMM, Inc.	299	34,923
Riot Platforms, Inc.(b)(c)	2,686	32,125
Robinhood Markets, Inc., Class A(b)(c)	3,599	31,851
Salesforce, Inc.(b)	186	36,897
SoFi Technologies, Inc.(b)(c)	6,185	38,533
Terawulf, Inc.(b)	23,839	42,433
Tesla, Inc.(b)	195	32,040
Texas Instruments, Inc.	202	33,774
Verizon Communications, Inc.	921	35,762
Visa, Inc., Class A	155	36,073
Walmart, Inc.	242	36,535
Western Alliance Bancorporation	1,126	41,797

		1,422,739

Total Common Stocks & Other Equity Interests (Cost $1,868,325)		1,967,302

Mutual Fund-14.43%
United States-14.43%
Grayscale Bitcoin Trust BTC (Cost $321,154)	20,222	332,045

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $2,189,479)		2,299,347

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.40%
Invesco Private Government Fund, 4.83%(f)(g)(h)	103,504	103,504
Invesco Private Prime Fund, 4.99%(f)(g)(h)	274,037	274,037

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $377,547)		377,541

TOTAL INVESTMENTS IN SECURITIES-116.30% (Cost $2,567,026)		2,676,888
OTHER ASSETS LESS LIABILITIES-(16.30)%		(375,110)

NET ASSETS-100.00%		$2,301,778

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)–(continued)

April 30, 2023

(Unaudited)

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2023 represented 1.55% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at April 30, 2023 represented 1.32% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$59,242	$(59,242)	$-	$-	$-	$34
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	117,081	730,384	(743,961)	-	-	103,504	1,846	*
Invesco Private Prime Fund	310,156	1,331,112	(1,367,242)	(8)	19	274,037	5,374	*

Total	$427,237	$2,120,738	$(2,170,445)	$(8)	$19	$377,541	$7,254

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Information Technology	42.55

Financials	21.50

Investment Companies	14.43

Communication Services	6.17

Consumer Discretionary	5.98

Consumer Staples	3.20

Industrials	3.02

Sector Types Each Less Than 3%	3.05

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

April 30, 2023

(Unaudited)

Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-85.39%
Australia-4.36%
Iris Energy Ltd.(b)(c)	38,893	$155,572

Canada-11.68%
Bitfarms Ltd.(b)	130,680	151,589
HIVE Blockchain Technologies Ltd.(b)(c)	40,736	131,985
Hut 8 Mining Corp.(b)(c)	74,589	133,514

		417,088

China-10.68%
Bit Digital, Inc.(b)	85,974	170,229
Canaan, Inc., ADR(b)(c)	52,356	147,644
Meitu, Inc.(b)(d)	116,211	32,273
Tencent Holdings Ltd.	707	31,018

		381,164

Japan-0.92%
Rakuten Group, Inc.	6,655	32,990

Norway-0.83%
Aker ASA, Class A	484	29,426

South Korea-0.89%
Samsung Electronics Co. Ltd.	649	31,761

Taiwan-0.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	375	31,613

United Kingdom-4.43%
Argo Blockchain PLC(b)(c)	1,032,059	158,258

United States-50.71%
Advanced Micro Devices, Inc.(b)	355	31,726
Alphabet, Inc., Class A(b)	304	32,631
Applied Digital Corp.(b)	46,144	147,661
Bakkt Holdings, Inc.(b)(c)	102,736	138,694
Block, Inc., Class A(b)(c)	506	30,760
Cleanspark, Inc.(b)(c)	41,459	162,105
Coinbase Global, Inc., Class A(b)(c)	2,369	127,428
Galaxy Digital Holdings Ltd., (Acquired 07/15/2022 - 04/21/2023; Cost $155,735)(b)(c)(e)	37,092	136,740
Goldman Sachs Group, Inc. (The)	98	33,657
JPMorgan Chase & Co.	253	34,975
Marathon Digital Holdings, Inc.(b)(c)	14,180	142,793
Micron Technology, Inc.	519	33,403

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
United States-(continued)
Microsoft Corp.	113	$34,720
MicroStrategy, Inc., Class A(b)(c)	479	157,294
NVIDIA Corp.	123	34,131
PayPal Holdings, Inc.(b)	433	32,908
Riot Platforms, Inc.(b)(c)	12,100	144,716
Robinhood Markets, Inc., Class A(b)(c)	3,244	28,709
SoFi Technologies, Inc.(b)(c)	5,575	34,732
Terawulf, Inc.(b)	107,467	191,291
Tesla, Inc.(b)(c)	176	28,919
Visa, Inc., Class A(c)	140	32,582
Western Alliance Bancorporation	1,016	37,714

		1,810,289

Total Common Stocks & Other Equity Interests (Cost $2,435,503)		3,048,161

Mutual Fund-14.95%
United States-14.95%
Grayscale Bitcoin Trust BTC (Cost $585,806)	32,489	533,470

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $3,021,309)		3,581,631

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-31.02%
Invesco Private Government Fund, 4.83%(f)(g)(h)	299,805	299,805
Invesco Private Prime Fund, 4.99%(f)(g)(h)	807,618	807,618

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,107,429)		1,107,423

TOTAL INVESTMENTS IN SECURITIES-131.36% (Cost $4,128,738)		4,689,054
OTHER ASSETS LESS LIABILITIES-(31.36)%		(1,119,316)

NET ASSETS-100.00%		$3,569,738

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Invesco Alerian Galaxy Crypto Economy ETF (SATO)–(continued)

April 30, 2023

(Unaudited)

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2023 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at April 30, 2023 represented 3.83% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$104,221	$(104,221)	$-	$-	$-	$41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	221,063	1,810,157	(1,731,415)	-	-	299,805	4,260	*
Invesco Private Prime Fund	641,624	2,835,033	(2,668,994)	(5)	(40)	807,618	13,078	*

Total	$862,687	$4,749,411	$(4,504,630)	$(5)	$(40)	$1,107,423	$17,379

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Information Technology	61.42

Financials	18.73

Investment Companies	14.95

Sector Types Each Less Than 3%	5.24

Money Market Funds Plus Other Assets Less Liabilities	(0.34)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Consolidated Statements of Assets and Liabilities

April 30, 2023

(Unaudited)

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Assets:
Unaffiliated investments in securities, at value(a)	$2,299,347	$3,581,631
Affiliated investments in securities, at value	377,541	1,107,423
Cash	-	22,806
Deposits with brokers:
Cash segregated as collateral	-	13,590
Receivable for:
Dividends	2,035	782
Securities lending	2,966	6,070
Fund shares sold	-	14,277

Total assets	2,681,889	4,746,579

Liabilities:
Due to custodian	1,379	-
Due to foreign custodian	58	248
Payable for:
Investments purchased	-	53,873
Collateral upon return of securities loaned	377,547	1,107,429
Collateral upon receipt of securities in-kind	-	13,590
Accrued unitary management fees	1,127	1,701

Total liabilities	380,111	1,176,841

Net Assets	$2,301,778	$3,569,738

Net assets consist of:
Shares of beneficial interest	$4,880,126	$10,992,603
Distributable earnings (loss)	(2,578,348)	(7,422,865)

Net Assets	$2,301,778	$3,569,738

Shares outstanding (unlimited amount authorized, $0.01 par value)	200,001	500,001
Net asset value	$11.51	$7.14

Market price	$11.51	$7.16

Unaffiliated investments in securities, at cost	$2,189,479	$3,021,309

Affiliated investments in securities, at cost	$377,547	$1,107,429

Foreign currencies (due to foreign custodian), at cost	$(59)	$(239)

(a) Includes securities on loan with an aggregate value of:	$360,477	$1,061,417

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Consolidated Statements of Operations

For the six months ended April 30, 2023

(Unaudited)

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Investment income:
Unaffiliated dividend income	$12,580	$3,074
Affiliated dividend income	34	41
Non-cash dividend income	1,620	1,148
Securities lending income, net	14,833	37,343
Foreign withholding tax	(836)	(396)

Total investment income	28,231	41,210

Expenses:
Unitary management fees	5,955	7,739

Net investment income	22,276	33,471

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(885,647)	(2,287,808)
Affiliated investment securities	19	(40)
Foreign currencies	(82)	(466)

Net realized gain (loss)	(885,710)	(2,288,314)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,240,519	2,813,170
Affiliated investment securities	(8)	(5)
Foreign currencies	(14)	(29)

Change in net unrealized appreciation	1,240,497	2,813,136

Net realized and unrealized gain	354,787	524,822

Net increase in net assets resulting from operations	$377,063	$558,293

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Statements of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)		Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Operations:
Net investment income	$22,276	$65,408	$33,471	$163,013
Net realized gain (loss)	(885,710)	(1,892,874)	(2,288,314)	(7,091,969)
Change in net unrealized appreciation (depreciation)	1,240,497	(1,711,138)	2,813,136	(3,653,798)

Net increase (decrease) in net assets resulting from operations	377,063	(3,538,604)	558,293	(10,582,754)

Distributions to Shareholders from:
Distributable earnings	(41,142)	(81,748)	(71,321)	(174,368)

Shareholder Transactions:
Proceeds from shares sold	-	-	314,689	2,453,318
Value of shares repurchased	-	-	-	(690,633)

Net increase in net assets resulting from share transactions	-	-	314,689	1,762,685

Net increase (decrease) in net assets	335,921	(3,620,352)	801,661	(8,994,437)

Net assets:
Beginning of period	1,965,857	5,586,209	2,768,077	11,762,514

End of period	$2,301,778	$1,965,857	$3,569,738	$2,768,077

Changes in Shares Outstanding:
Shares sold	-	-	50,000	150,000
Shares repurchased	-	-	-	(100,000)
Shares outstanding, beginning of period	200,001	200,001	450,001	400,001

Shares outstanding, end of period	200,001	200,001	500,001	450,001

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Consolidated Financial Highlights

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

				For the Period
	Six Months Ended			October 5, 2021(a)
	April 30,		Year Ended	Through
	2023		October 31,	October 31,
	(Unaudited)		2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$9.83		$27.93	$25.00

Net investment income(b)	0.11		0.33	0.01
Net realized and unrealized gain (loss) on investments	1.78		(18.02)	2.92

Total from investment operations	1.89		(17.69)	2.93

Distributions to shareholders from:
Net investment income	(0.21)		(0.41)	-

Net asset value at end of period	$11.51		$9.83	$27.93

Market price at end of period(c)	$11.51		$9.82	$27.73

Net Asset Value Total Return(d)	19.84%		(63.88)%	11.72	%(e)
Market Price Total Return(d)	19.96%		(63.66)%	10.92	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,302		$1,966	$5,586
Ratio to average net assets of:
Expenses	0.60	%(f)	0.61%	0.60	%(f)
Net investment income	2.24	%(f)	1.94%	0.27	%(f)
Portfolio turnover rate(g)	52%		124%	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 10.48%. The market price total return from Fund Inception to October 31, 2021 was 9.34%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

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Consolidated Financial Highlights–(continued)

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	For the Period October 5, 2021(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$6.15		$29.41	$25.00

Net investment income (loss)(b)	0.07		0.36	(0.01)
Net realized and unrealized gain (loss) on investments	1.08		(23.23)	4.42

Total from investment operations	1.15		(22.87)	4.41

Distributions to shareholders from:
Net investment income	(0.16)		(0.36)	-
Net realized gains	-		(0.03)	-

Total distributions	(0.16)		(0.39)	-

Net asset value at end of period	$7.14		$6.15	$29.41

Market price at end of period(c)	$7.16		$6.14	$29.09

Net Asset Value Total Return(d)	20.22%		(78.47)%	17.64	%(e)
Market Price Total Return(d)	20.75%		(78.27)%	16.36	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,570		$2,768	$11,763
Ratio to average net assets of:
Expenses	0.60	%(f)	0.61%	0.60	%(f)
Net investment income (loss)	2.59	%(f)	2.57%	(0.60	)%(f)
Portfolio turnover rate(g)	79%		149%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 16.25%. The market price total return from Fund Inception to October 31, 2021 was 13.63%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

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Notes to Consolidated Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a “Subsidiary”) organized under the laws of the Cayman Islands:

Full Name	Short Name	Subsidiary

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	"Alerian Galaxy Blockchain Users and Decentralized Commerce ETF"	Invesco GBE Cayman Ltd.

Invesco Alerian Galaxy Crypto Economy ETF (SATO)	"Alerian Galaxy Crypto Economy ETF"	Invesco GCE Cayman Ltd.

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for cash and/or the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index

Alerian Galaxy Crypto Economy ETF	Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index

Each Fund’s investment in its respective Subsidiary is expected to provide the Fund with exposure to exchange-traded products and private investment trusts traded over-the-counter that are linked to cryptocurrencies. Each Fund may invest up to 25% of its respective total assets in its Subsidiary.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted

13

prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in

14

the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

15

readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Consolidated Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Consolidated Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Consolidated Statements of Operations, were incurred by each Fund as listed below:

Amount
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$428
Alerian Galaxy Crypto Economy ETF	1,199

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are

16

translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Blockchain Company Investments Risk. Companies engaged in the development, enablement and acquisition of blockchain technologies are subject to a number of risks. Blockchain technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. A lack of expansion in the usage of blockchain technology could adversely affect the underlying holdings of the Funds. Moreover, the extent to which companies held by the Funds utilize blockchain technology may vary, and it is possible that even widespread adoption of blockchain technology may not result in a material impact on the stock price of such companies.

Furthermore, companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Funds. Additionally, blockchain technology is new, and as such may be subject to future laws or regulations. Any such regulatory changes affecting blockchain technology may adversely impact an investment in companies utilizing this technology.

Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

17

In addition, because blockchain functionality relies on the Internet, a significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Funds. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies. While the Funds will not invest directly in cryptocurrencies, the value of the Funds’ investments in cryptocurrency-linked assets (including private trusts and ETPs) is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of a digital currency could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in a digital currency network or a change in user preference to competing cryptocurrencies. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Funds’ exposure to cryptocurrency-linked assets could result in substantial losses to the Funds.

Cryptocurrencies trade on exchanges, which are largely unregulated and, therefore, are more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, cryptocurrency exchanges are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of cryptocurrencies. A cyber or other security breach or a business failure of a cryptocurrency exchange or custodian may affect the price of a particular cryptocurrency or cryptocurrencies generally. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of a digital currency.

Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact a Fund’s investment in cryptocurrency. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Digital Asset Company Investments Risk. Companies engaged in the development, enablement and acquisition of digital assets and cryptocurrencies are subject to a number of risks. The technology relating to digital assets, including blockchain, is developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Cryptocurrencies and blockchain technology are new and many of their uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies. A lack of expansion in the usage of cryptocurrencies could adversely affect an investment in the Funds.

Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream. Therefore, the values of the companies included in an Underlying Index may not be a reflection of their connection to digital assets, but may be based on other business operations. Furthermore, companies that are developing applications of digital assets and cryptocurrencies may not in fact do so or may not be able to capitalize on those digital assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in an Underlying Index, which could adversely affect an investment in the Funds. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in

18

digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain and/or cryptocurrencies may adversely affect an investment in the Funds.

There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

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Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	0.60%

Alerian Galaxy Crypto Economy ETF	0.60%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2023, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with VettaFi, LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$3,512

Alerian Galaxy Crypto Economy ETF	8,592

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Consolidated Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,967,302	$-	$-	$1,967,302

Mutual Fund	332,045	-	-	332,045

Money Market Funds	-	377,541	-	377,541

Total Investments	$2,299,347	$377,541	$-	$2,676,888

Alerian Galaxy Crypto Economy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,048,161	$-	$-	$3,048,161

Mutual Fund	533,470	-	-	533,470

Money Market Funds	-	1,107,423	-	1,107,423

Total Investments	$3,581,631	$1,107,423	$-	$4,689,054

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,321,543	$51,916	$1,373,459

Alerian Galaxy Crypto Economy ETF	4,211,426	212,962	4,424,388

NOTE 6–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,199,640	$1,218,458

Alerian Galaxy Crypto Economy ETF	2,183,906	2,146,162

For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$ -	$-

Alerian Galaxy Crypto Economy ETF	257,731	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$252,260	$(574,699)	$(322,439)	$2,999,327

Alerian Galaxy Crypto Economy ETF	773,700	(1,485,935)	(712,235)	5,401,289

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2022	April 30, 2023	Six-Month Period	Six-Month Period(1)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

Actual	$1,000.00	$1,198.40	0.60%	$3.27

Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

Actual	1,000.00	1,202.20	0.60	3.28

Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Approval of Investment Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco PureBetaSM MSCI USA Small Cap ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized	Invesco PureBetaSM US Aggregate Bond ETF
Commerce ETF	Invesco Russell 1000 Equal Weight ETF
Invesco Alerian Galaxy Crypto Economy ETF	Invesco S&P 500® Enhanced Value ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF
Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 QVM Multi-factor ETF
Invesco ESG NASDAQ 100 ETF	Invesco S&P 500 Revenue ETF
Invesco ESG NASDAQ Next Gen 100 ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco ESG S&P 500 Equal Weight ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P International Developed Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P International Developed Momentum ETF
Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P International Developed Quality ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco Global Clean Energy ETF	Invesco S&P MidCap Low Volatility ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco Global Water ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco International BuyBack AchieversTM ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Health Care ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap Industrials ETF
Invesco MSCI Green Building ETF	Invesco S&P SmallCap Information Technology ETF
Invesco NASDAQ 100 ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco Nasdaq Biotechnology ETF	Invesco S&P SmallCap Materials ETF
Invesco NASDAQ Next Gen 100 ETF	Invesco S&P SmallCap Quality ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PHLX Semiconductor ETF	Invesco Senior Loan ETF
Invesco Preferred ETF	Invesco Taxable Municipal Bond ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco Treasury Collateral ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco Variable Rate Preferred ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco VRDO Tax-Free ETF
Invesco PureBetaSM MSCI USA ETF

Also at the April 18, 2023 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

25

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2022, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates the Sub-Advisers (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;

●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;

●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;

●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

26

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;

●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

●	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;

●	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF and Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;

●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;

●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;

●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and

●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The

27

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median

Invesco 1-30 Laddered Treasury ETF			X

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X

Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco ESG NASDAQ 100 ETF			X

Invesco ESG NASDAQ Next Gen 100 ETF	X		X

Invesco ESG S&P 500 Equal Weight ETF	X		X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF			X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF	X	N/A	X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF			X

Invesco NASDAQ 100 ETF	X	X	X

Invesco Nasdaq Biotechnology ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco PHLX Semiconductor ETF	X	X	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X

Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X

Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

28

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco S&P 500 Enhanced Value ETF	X	X	X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X	X	X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF	X		X

Invesco S&P 500 QVM Multi-factor ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed Low Volatility ETF	X	X	X

Invesco S&P International Developed Momentum ETF	X		X

Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X

Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF	X		X

Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF			X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X		X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X		X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF		N/A	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free ETF		N/A	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Senior Loan ETF’s, Invesco MSCI Green Building ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco International Corporate Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the

29

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis. For Invesco PureBetaSM FTSE Developed ex-North America ETF, Invesco PureBetaSM FTSE Emerging Markets ETF, Invesco PureBetaSM MSCI USA Small Cap ETF and Invesco PureBetaSM US Aggregate Bond ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Investment Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 18, 2023. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

30

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 24 and April 18, 2023 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2023 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

31

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-11	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2023
PCY	Invesco Emerging Markets Sovereign Debt ETF
PGHY	Invesco Global Short Term High Yield Bond ETF
PICB	Invesco International Corporate Bond ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Emerging Markets Sovereign Debt ETF (PCY)

April 30, 2023

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.44%
Angola-2.65%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$16,972,000	$14,109,842
9.38%, 05/08/2048(a)	18,132,000	13,954,025
9.13%, 11/26/2049(a)	18,017,000	13,493,886

		41,557,753

Bahrain-2.87%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	18,942,000	14,965,506
7.50%, 09/20/2047(a)	16,183,000	14,706,155
6.25%, 01/25/2051(a)	19,320,000	15,201,807

		44,873,468

Brazil-3.10%
Brazilian Government International Bond
5.63%, 01/07/2041	18,163,000	16,133,320
5.63%, 02/21/2047	19,164,000	16,266,272
4.75%, 01/14/2050	21,789,000	16,115,984

		48,515,576

Chile-3.16%
Chile Government International Bond
4.34%, 03/07/2042	17,800,000	16,197,837
3.86%, 06/21/2047	19,873,000	16,552,504
4.00%, 01/31/2052	20,102,000	16,749,798

		49,500,139

China-3.14%
China Government International Bond
4.00%, 10/19/2048(a)(b)	16,824,000	16,230,934
2.25%, 10/21/2050(a)	23,757,000	16,429,401
2.50%, 10/26/2051(a)	22,703,000	16,507,913

		49,168,248

Colombia-3.00%
Colombia Government International Bond
7.38%, 09/18/2037	16,315,000	15,229,338
6.13%, 01/18/2041	19,960,000	15,868,651
5.63%, 02/26/2044	21,774,000	15,946,180

		47,044,169

Costa Rica-3.04%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	18,623,000	16,276,469
7.00%, 04/04/2044(a)(b)	15,984,000	15,809,001
7.16%, 03/12/2045(a)(b)	15,532,000	15,504,988

		47,590,458

Dominican Republic-3.02%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	16,015,000	15,564,710
6.85%, 01/27/2045(a)	17,525,000	15,821,868
6.50%, 02/15/2048(a)	18,464,000	15,823,666

		47,210,244

Egypt-2.45%
Egypt Government International Bond 8.50%, 01/31/2047(a)	24,324,000	12,906,071

	Principal Amount	Value
Egypt-(continued)
7.90%, 02/21/2048(a)	$25,910,000	$13,158,264
8.70%, 03/01/2049(a)	23,121,000	12,374,128

		38,438,463

El Salvador-3.41%
El Salvador Government International Bond
6.38%, 01/18/2027(a)	29,117,000	18,363,586
8.63%, 02/28/2029(a)	31,127,000	18,396,224
8.25%, 04/10/2032(a)	29,218,000	16,690,785

		53,450,595

Guatemala-3.02%
Guatemala Government Bond
5.25%, 08/10/2029(a)	16,115,000	15,760,369
3.70%, 10/07/2033(a)(b)	18,911,000	15,853,753
4.65%, 10/07/2041(a)	19,048,000	15,631,628

		47,245,750

Hungary-3.00%
Hungary Government International Bond
7.63%, 03/29/2041	13,675,000	15,598,991
3.13%, 09/21/2051(a)	25,277,000	15,734,351
6.75%, 09/25/2052(a)	15,048,000	15,672,492

		47,005,834

Indonesia-3.04%
Indonesia Government International Bond
6.75%, 01/15/2044(a)	13,795,000	16,387,746
4.45%, 04/15/2070	18,391,000	15,784,686
3.35%, 03/12/2071	22,153,000	15,402,497

		47,574,929

Jordan-2.93%
Jordan Government International Bond
7.75%, 01/15/2028(a)	15,328,000	15,653,720
5.85%, 07/07/2030(a)	17,099,000	15,420,391
7.38%, 10/10/2047(a)	17,415,000	14,758,516

		45,832,627

Kazakhstan-3.02%
Kazakhstan Government International Bond
4.88%, 10/14/2044(a)	25,648,000	23,593,082
6.50%, 07/21/2045(a)	22,139,000	23,617,708

		47,210,790

Kenya-2.65%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	27,199,000	21,037,583
8.25%, 02/28/2048(a)	30,503,000	20,494,600

		41,532,183

Kuwait-1.52%
Kuwait International Government Bond, 3.50%, 03/20/2027(a)	24,174,000	23,821,640

Mexico-3.08%
Mexico Government International Bond 4.60%, 01/23/2046	19,519,750	16,445,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Mexico-(continued)
3.75%, 04/19/2071	$23,654,000	$16,146,958
5.75%, 10/12/2110	17,422,000	15,573,935

		48,165,947

Mongolia-2.95%
Mongolia Government International Bond
5.13%, 04/07/2026(a)	16,863,000	15,570,992
3.50%, 07/07/2027(a)	18,707,000	15,579,783
4.45%, 07/07/2031(a)(b)	19,360,000	15,003,992

		46,154,767

Morocco-3.17%
Morocco Government International Bond
3.00%, 12/15/2032(a)	20,505,000	16,630,683
5.50%, 12/11/2042(a)	18,707,000	16,302,440
4.00%, 12/15/2050(a)	24,358,000	16,775,890

		49,709,013

Nigeria-2.81%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	22,437,000	14,925,990
7.63%, 11/28/2047(a)	22,837,000	14,305,074
9.25%, 01/21/2049(a)	20,336,000	14,743,600

		43,974,664

Oman-2.99%
Oman Government International Bond
6.50%, 03/08/2047(a)	16,178,000	15,212,998
6.75%, 01/17/2048(a)	16,431,000	15,918,041
7.00%, 01/25/2051(a)	15,743,000	15,674,124

		46,805,163

Pakistan-2.31%
Pakistan Government International Bond
6.00%, 04/08/2026(a)	33,319,000	12,110,790
6.88%, 12/05/2027(a)	33,728,000	12,085,417
7.38%, 04/08/2031(a)	34,548,000	11,916,296

		36,112,503

Panama-3.11%
Panama Government International Bond
2.25%, 09/29/2032	20,978,000	16,268,565
3.30%, 01/19/2033(b)	19,341,000	16,396,794
6.40%, 02/14/2035	15,107,000	16,025,752

		48,691,111

Paraguay-3.01%
Paraguay Government International Bond
4.70%, 03/27/2027(a)	16,036,000	15,778,391
6.10%, 08/11/2044(a)	16,512,000	15,771,354
5.60%, 03/13/2048(a)(b)	17,621,000	15,505,435

		47,055,180

Peru-3.15%
Peruvian Government International Bond
5.63%, 11/18/2050	15,831,000	16,430,512
3.55%, 03/10/2051(b)	21,666,000	16,440,421
3.60%, 01/15/2072	23,892,000	16,509,565

		49,380,498

	Principal Amount	Value
Philippines-3.07%
Philippine Government International Bond
3.20%, 07/06/2046	$21,828,000	$16,534,786
4.20%, 03/29/2047	17,998,000	15,826,475
5.95%, 10/13/2047	14,289,000	15,760,724

		48,121,985

Poland-1.53%
Republic of Poland Government International Bond, 3.25%, 04/06/2026	24,607,000	24,038,037

Qatar-3.10%
Qatar Government International Bond
4.63%, 06/02/2046(a)	16,579,000	16,224,209
5.10%, 04/23/2048(a)	15,693,000	16,139,309
4.82%, 03/14/2049(a)	16,252,000	16,129,216

		48,492,734

Romania-3.01%
Romanian Government International Bond
5.13%, 06/15/2048(a)	18,714,000	15,805,283
4.00%, 02/14/2051(a)	22,690,000	15,799,614
7.63%, 01/17/2053(a)	14,372,000	15,525,713

		47,130,610

Saudi Arabia-3.06%
Saudi Government International Bond
4.50%, 10/26/2046(a)	17,850,000	16,052,095
4.63%, 10/04/2047(a)	17,643,000	16,069,421
5.00%, 04/17/2049(a)	16,633,000	15,790,588

		47,912,104

South Africa-2.91%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	19,474,000	15,279,554
5.75%, 09/30/2049	20,913,000	15,059,200
7.30%, 04/20/2052	17,800,000	15,230,784

		45,569,538

Turkey-3.12%
Turkey Government International Bond
5.95%, 01/15/2031	19,275,000	16,270,027
6.88%, 03/17/2036	18,741,000	16,054,759
6.63%, 02/17/2045	20,765,000	16,455,764

		48,780,550

United Arab Emirates-3.04%
Finance Department Government of Sharjah
3.63%, 03/10/2033(a)	19,023,000	15,862,728
4.00%, 07/28/2050(a)	24,390,000	15,938,426
4.38%, 03/10/2051(a)	22,524,000	15,723,689

		47,524,843

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,922,877,173)		1,541,192,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)(d) (Cost $2,704,189)	2,704,189	$2,704,189

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.61% (Cost $1,925,581,362)		1,543,896,302

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.45%
Invesco Private Government Fund, 4.83%(c)(d)(e)	6,356,368	6,356,368

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(c)(d)(e)	16,344,947	$16,344,947

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,702,913)		22,701,315

TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $1,948,284,275)		1,566,597,617
OTHER ASSETS LESS LIABILITIES-(0.06)%		(914,611)

NET ASSETS-100.00%		$1,565,683,006

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $1,036,598,389, which represented 66.21% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$7,905,005	$51,216,338	$(56,417,154)	$-	$-	$2,704,189	$98,230

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	15,375,146	46,673,545	(55,692,323)	-	-	6,356,368	235,507	*

Invesco Private Prime Fund	39,527,745	77,483,926	(100,671,260)	137	4,399	16,344,947	644,156	*

Total	$62,807,896	$175,373,809	$(212,780,737)	$137	$4,399	$25,405,504	$977,893

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets)
as of April 30, 2023

El Salvador	3.41

Morocco	3.17

Chile	3.16

Peru	3.15

China	3.14

Turkey	3.12

Panama	3.11

Brazil	3.10

Qatar	3.10

Mexico	3.08

Philippines	3.07

Saudi Arabia	3.06

Costa Rica	3.04

Indonesia	3.04

United Arab Emirates	3.04

Guatemala	3.02

Kazakhstan	3.02

Dominican Republic	3.02

Romania	3.01

Paraguay	3.01

Colombia	3.00

Hungary	3.00

Oman	2.99

Mongolia	2.95

Jordan	2.93

South Africa	2.91

Bahrain	2.87

Nigeria	2.81

Angola	2.65

Kenya	2.65

Egypt	2.45

Pakistan	2.31

Poland	1.53

Kuwait	1.52

Money Market Funds Plus Other Assets Less Liabilities	1.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global Short Term High Yield Bond ETF (PGHY)

April 30, 2023

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.98%
Angola-0.24%
Angolan Government International Bond, 9.50%, 11/12/2025(a)	$400,000	$396,404

Argentina-1.09%
AES Argentina Generacion S.A., 7.75%, 02/02/2024(a)	450,000	368,621
Capex S.A., 6.88%, 05/15/2024(a)	500,000	471,070
MSU Energy S.A./UGEN S.A./UENSA S.A., 6.88%, 02/01/2025(a)	600,000	420,609
Provincia de Cordoba, 6.88%, 12/10/2025(a)(b)	221	184
Transportadora de Gas del Sur S.A., 6.75%, 05/02/2025(a)	200,000	174,323
YPF S.A., 8.50%, 07/28/2025(a)	450,000	375,337

		1,810,144

Armenia-0.48%
Ardshinbank CJSC Via Dilijan Finance B.V., 6.50%, 01/28/2025(a)	600,000	586,500
Republic of Armenia International Bond, 7.15%, 03/26/2025(a)	200,000	203,268

		789,768

Australia-0.71%
FMG Resources August 2006 Pty. Ltd., 5.13%, 05/15/2024(a)	400,000	398,046
Infrabuild Australia Pty. Ltd., 12.00%, 10/01/2024(a)	400,000	382,710
Perenti Finance Pty. Ltd., 6.50%, 10/07/2025(a)	400,000	389,500

		1,170,256

Austria-0.28%
ams-OSRAM AG, 7.00%, 07/31/2025(a)	500,000	467,565

Azerbaijan-0.47%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/2024(a)	400,000	386,000
Republic of Azerbaijan International Bond, 4.75%, 03/18/2024(a)	400,000	397,228

		783,228

Bahrain-1.35%
Bahrain Government International Bond
6.13%, 08/01/2023(a)	400,000	400,026
7.00%, 01/26/2026(a)	650,000	669,291
BBK BSC, 5.50%, 07/09/2024(a)	450,000	445,720
CBB International Sukuk Co. 7 S.P.C., 6.88%, 10/05/2025(a)	400,000	413,193
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/2024(a)	300,000	305,444

		2,233,674

Brazil-5.46%
Azul Investments L.L.P., 5.88%, 10/26/2024(a)	700,000	553,342
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	300,000	290,399

	Principal Amount	Value
Brazil-(continued)
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	$595,000	$595,708
4.75%, 05/09/2024(a)	480,000	476,919
Banco Votorantim S.A.
4.50%, 09/24/2024(a)	500,000	485,622
4.38%, 07/29/2025(a)	440,000	424,637
Brazilian Government International Bond
8.88%, 04/15/2024	380,000	392,456
4.25%, 01/07/2025	400,000	396,174
8.75%, 02/04/2025	380,000	403,864
2.88%, 06/06/2025	300,000	287,917
BRF S.A., 4.75%, 05/22/2024(a)	600,000	583,081
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	500,000	513,050
Centrais Eletricas Brasileiras S.A., 3.63%, 02/04/2025(a)	500,000	477,632
Embraer Netherlands Finance B.V., 5.05%, 06/15/2025	400,000	394,522
FS Luxembourg S.a.r.l., 10.00%, 12/15/2025(a)	300,000	298,850
Gol Finance S.A., 7.00%, 01/31/2025(a)	810,000	391,509
InterCement Financial Operations B.V., 5.75%, 07/17/2024(a)	400,000	274,714
Itau Unibanco Holding S.A.
5.13%, 05/13/2023(a)	400,000	399,520
3.25%, 01/24/2025(a)	300,000	290,823
MercadoLibre, Inc., 2.38%, 01/14/2026	300,000	272,526
Petrobras Global Finance B.V.
6.25%, 03/17/2024	398,000	399,268
5.30%, 01/27/2025	417,000	415,186

		9,017,719

Canada-3.86%
1011778 BC ULC/New Red Finance, Inc., 5.75%, 04/15/2025(a)	560,000	561,838
Bombardier, Inc., 7.50%, 03/15/2025(a)	411,000	411,549
Empire Communities Corp., 7.00%, 12/15/2025(a)	700,000	641,273
Ensign Drilling, Inc., 9.25%, 04/15/2024(a)	400,000	390,492
GFL Environmental, Inc.
4.25%, 06/01/2025(a)	500,000	487,093
3.75%, 08/01/2025(a)	200,000	193,591
goeasy Ltd., 5.38%, 12/01/2024(a)	430,000	408,861
Methanex Corp., 4.25%, 12/01/2024	520,000	508,647
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	523,000	515,444
5.00%, 05/01/2025(a)	200,000	194,301
Precision Drilling Corp., 7.13%, 01/15/2026(a)	700,000	680,687
Taseko Mines Ltd., 7.00%, 02/15/2026(a) .	500,000	461,744
Vermilion Energy, Inc., 5.63%, 03/15/2025(a)	410,000	403,827
Videotron Ltd., 5.38%, 06/15/2024(a)	520,000	519,750

		6,379,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Chile-0.28%
Kenbourne Invest S.A., 6.88%, 11/26/2024(a)	$700,000	$462,879

China-1.25%
Huachen Energy Co. Ltd., 2.35% PIK Rate, 2.30% Cash Rate, 12/29/2026(a)(c)	410,690	186,864
New Metro Global Ltd.
4.80%, 12/15/2024(a)	500,000	374,417
4.63%, 10/15/2025(a)	500,000	318,613
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/2024(a)	500,000	203,215
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/2025(a)	600,000	199,500
Yanlord Land HK Co. Ltd., 6.80%, 02/27/2024(a)	400,000	390,464
Yinchuan Tonglian Capital Investment Operation Group Co. Ltd., 4.45%, 06/10/2023(a)	200,000	196,800
Zhangzhou Transportation Development Group Co. Ltd., 4.98%, 06/01/2025(a)	200,000	194,803

		2,064,676

Colombia-1.51%
Banco Bilbao Vizcaya Argentaria Colombia S.A., 4.88%, 04/21/2025(a)	450,000	435,065
Bancolombia S.A., 3.00%, 01/29/2025	500,000	473,035
Credivalores-Crediservicios S.A.S., 8.88%, 02/07/2025(a)	500,000	167,181
Ecopetrol S.A.
5.88%, 09/18/2023	405,000	403,900
4.13%, 01/16/2025	430,000	412,882
Gilex Holding S.a.r.l., 8.50%, 05/02/2023(a)	610,000	610,000

		2,502,063

Costa Rica-0.24%
Costa Rica Government International Bond, 4.38%, 04/30/2025(a)	400,000	393,299

Dominican Republic-0.44%
Dominican Republic International Bond
5.50%, 01/27/2025(a)	320,000	317,454
6.88%, 01/29/2026(a)	400,000	408,938

		726,392

Egypt-1.42%
Egypt Government International Bond
4.55%, 11/20/2023(a)	424,000	396,652
6.20%, 03/01/2024(a)	550,000	483,370
5.75%, 05/29/2024(a)	400,000	334,469
6.75%, 11/10/2024(a)	250,000	203,888
5.88%, 06/11/2025(a)	450,000	325,267
5.25%, 10/06/2025(a)	400,000	276,380
3.88%, 02/16/2026(a)	500,000	322,902

		2,342,928

El Salvador-0.28%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	550,000	459,609

	Principal Amount	Value
Ethiopia-0.30%
Ethiopia International Bond, 6.63%, 12/11/2024(a)	$700,000	$491,512

France-0.30%
Banijay Entertainment S.A.S.U., 5.38%, 03/01/2025(a)	500,000	488,120

Gabon-0.22%
Gabon Government International Bond, 6.95%, 06/16/2025(a)	400,000	370,620

Georgia-0.30%
Georgia Capital JSC, 6.13%, 03/09/2024(a)	500,000	490,625

Germany-1.04%
Commerzbank AG, 8.13%, 09/19/2023(a)	309,000	305,736
Deutsche Bank AG, 4.50%, 04/01/2025(d)	400,000	375,078
Mercer International, Inc., 5.50%, 01/15/2026	270,000	259,547
Norddeutsche Landesbank-Girozentrale, 6.25%, 04/10/2024(a)	400,000	386,254
ZF North America Capital, Inc., 4.75%, 04/29/2025(a)	400,000	391,423

		1,718,038

Ghana-0.22%
Tullow Oil PLC, 7.00%, 03/01/2025(a)	600,000	365,822

India-4.00%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	500,000	499,000
Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy Pvt. Ltd., 6.25%, 12/10/2024(a)	550,000	525,143
Azure Power Solar Energy Pvt. Ltd., 5.65%, 12/24/2024(a)	500,000	428,000
GMR Hyderabad International Airport Ltd., 4.75%, 02/02/2026(a)	250,000	235,059
Greenko Solar Mauritius Ltd., 5.55%, 01/29/2025(a)	500,000	480,625
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	350,000	334,043
India Airport Infra, 6.25%, 10/25/2025(a) .	400,000	383,130
India Green Energy Holdings, 5.38%, 04/29/2024(a)	500,000	486,322
India Toll Roads, 5.50%, 08/19/2024(a)	500,000	482,500
JSW Steel Ltd.
5.95%, 04/18/2024(a)	500,000	496,000
5.38%, 04/04/2025(a)	200,000	194,350
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	400,000	396,850
Shriram Finance Ltd.
4.40%, 03/13/2024(a)	478,000	463,919
4.15%, 07/18/2025(a)	450,000	420,525
Tata Motors Ltd., 5.75%, 10/30/2024(a)	300,000	296,805
TML Holdings Pte. Ltd., 5.50%, 06/03/2024(a)	500,000	492,625

		6,614,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Indonesia-1.18%
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/2024(a)	$600,000	$271,500
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)	200,000	194,952
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/2025(a)	500,000	496,496
LMIRT Capital Pte. Ltd., 7.25%, 06/19/2024(a)	200,000	135,500
PT Bukit Makmur Mandiri Utama, 7.75%, 02/10/2026(a)	500,000	437,500
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)	425,000	412,843

		1,948,791

Israel-1.40%
Energean Israel Finance Ltd., 4.50%, 03/30/2024(a)	450,000	440,550
Leviathan Bond Ltd.
5.75%, 06/30/2023(a)	407,202	406,644
6.13%, 06/30/2025(a)	200,000	195,050
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023	414,000	411,297
6.00%, 04/15/2024	450,000	449,518
7.13%, 01/31/2025(d)	400,000	409,571

		2,312,630

Jamaica-0.27%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/2024(a)	500,000	453,280

Japan-1.60%
Rakuten Group, Inc.
3.55%, 11/27/2024(a)	500,000	443,773
10.25%, 11/30/2024(a)	500,000	492,800
SoftBank Group Corp.
4.75%, 09/19/2024(a)	420,000	403,200
3.13%, 01/06/2025(a)	500,000	461,875
6.13%, 04/20/2025(a)	200,000	194,150
6.00%, 07/30/2025(a)	200,000	191,328
Universal Entertainment Corp., 8.50%, 12/11/2024(a)	489,000	461,323

		2,648,449

Jordan-0.47%
Jordan Government International Bond
4.95%, 07/07/2025(a)	400,000	386,098
6.13%, 01/29/2026(a)	400,000	393,652

		779,750

Kazakhstan-0.27%
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/2025(a)	500,000	449,700

Kenya-0.26%
Republic of Kenya Government International Bond, 6.88%, 06/24/2024(a)	500,000	435,425

	Principal Amount	Value
Macau-0.27%
Champion Path Holdings Ltd., 4.50%, 01/27/2026(a)	$500,000	$443,750

Mexico-1.95%
Axtel S.A.B. de C.V., 6.38%, 11/14/2024(a)	426,000	372,750
Credito Real S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023(a)(e)	300,000	21,750
Operadora de Servicios Mega S.A. de C.V. SOFOM, E.R., 8.25%, 02/11/2025(a)	800,000	428,000
Petroleos Mexicanos
4.63%, 09/21/2023	360,000	357,193
4.88%, 01/18/2024(d)	361,000	356,181
4.25%, 01/15/2025(d)	380,000	362,430
6.88%, 10/16/2025	400,000	394,322
4.50%, 01/23/2026	400,000	364,760
SixSigma Networks Mexico S.A. de C.V., 7.50%, 05/02/2025(a)	440,000	375,185
Total Play Telecomunicaciones, S.A. de C.V., 7.50%, 11/12/2025(a)	240,000	167,966
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)(e)(f)	700,000	22,750

		3,223,287

Mongolia-0.73%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	400,000	396,003
Mongolia Government International Bond
5.63%, 05/01/2023(a)	400,000	400,000
8.75%, 03/09/2024(a)	400,000	403,009

		1,199,012

Morocco-0.48%
OCP S.A.
5.63%, 04/25/2024(a)	400,000	398,991
4.50%, 10/22/2025(a)	400,000	389,881

		788,872

Namibia-0.23%
Namibia International Bonds, 5.25%, 10/29/2025(a)	400,000	381,040

Nigeria-0.94%
EBN Finance Co. B.V., 7.13%, 02/16/2026(a)	500,000	421,000
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., 8.63%, 10/27/2025(a)	400,000	366,596
Nigeria Government International Bond
6.38%, 07/12/2023(a)	400,000	396,210
7.63%, 11/21/2025(a)	400,000	363,530

		1,547,336

Oman-0.41%
Oman Government International Bond, 4.88%, 02/01/2025(a)	276,000	273,853
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	408,000	407,748

		681,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Pakistan-0.42%
Pakistan Government International Bond
8.25%, 04/15/2024(a)	$700,000	$355,649
8.25%, 09/30/2025(a)	800,000	331,712

		687,361

Paraguay-0.25%
Banco Continental S.A. Emisora de Capital Abierto, 2.75%, 12/10/2025(a)	460,000	412,641

Peru-0.47%
Auna S.A.A., 6.50%, 11/20/2025(a)	500,000	394,148
Volcan Cia Minera S.A.A., 4.38%, 02/11/2026(a)	500,000	380,434

		774,582

Poland-0.16%
Canpack S.A./Canpack US LLC, 3.13%, 11/01/2025(a)	300,000	266,502

Puerto Rico-0.30%
Popular, Inc., 6.13%, 09/14/2023	500,000	497,263

Russia-0.10%
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)(e)	300,000	133,500
O1 Properties Finance PLC, 0.50%, 12/31/2049(a)	500,000	37,500

		171,000

Singapore-0.51%
Puma International Financing S.A.
5.13%, 10/06/2024(a)	500,000	480,500
5.00%, 01/24/2026(a)	400,000	359,944

		840,444

South Africa-1.40%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023(a)	420,000	416,945
7.13%, 02/11/2025(a)	413,000	404,017
MTN (Mauritius) Investments Ltd., 4.76%, 11/11/2024(a)	300,000	294,240
Republic of South Africa Government International Bond
4.67%, 01/17/2024	310,000	307,175
5.88%, 09/16/2025	450,000	449,887
Sasol Financing USA LLC, 5.88%, 03/27/2024	450,000	445,700

		2,317,964

South Korea-0.24%
SK Innovation Co. Ltd., 4.13%, 07/13/2023(a)	400,000	398,504

Spain-0.05%
Codere Finance 2 (Luxembourg) S.A., 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(a)(c)	209,644	82,600

Sweden-0.53%
Stena AB, 7.00%, 02/01/2024(a)	400,000	397,899
Stena International S.A., 6.13%, 02/01/2025(a)	500,000	485,475

		883,374

	Principal Amount	Value
Switzerland-0.29%
Credit Suisse AG, 6.50%, 08/08/2023(a)	$500,000	$480,000

Togo-0.18%
Ecobank Transnational, Inc., 9.50%, 04/18/2024(a)	300,000	294,750

Trinidad-0.24%
Trinidad & Tobago Government International Bond, 4.38%, 01/16/2024(a)	400,000	396,958

Tunisia-0.16%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/2025(a)	500,000	260,002

Turkey-8.30%
Akbank T.A.S.
5.13%, 03/31/2025(a)	400,000	379,040
6.80%, 02/06/2026(a)	400,000	383,798
Hazine Mustesarligi Varlik Kiralama A.S.
4.49%, 11/25/2024(a)	500,000	479,238
9.76%, 11/13/2025(a)	400,000	411,128
9.76%, 11/13/2025(a)	326,000	335,069
Istanbul Metropolitan Municipality, 6.38%, 12/09/2025(a)	400,000	362,396
KOC Holding A.S., 6.50%, 03/11/2025(a)	400,000	395,006
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.38%, 11/15/2024(a)	300,000	290,282
QNB Finansbank A.S., 6.88%, 09/07/2024(a)	500,000	499,889
T.C. Ziraat Bankasi A.S., 5.13%, 09/29/2023(a)	420,000	417,467
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	200,000	190,510
6.88%, 02/28/2025(a)	413,000	394,889
Turkcell Iletisim Hizmetleri A.S., 5.75%, 10/15/2025(a)	400,000	378,724
Turkey Government International Bond
7.25%, 12/23/2023	200,000	200,937
5.75%, 03/22/2024	200,000	196,326
6.35%, 08/10/2024	500,000	490,878
5.60%, 11/14/2024	500,000	482,181
7.38%, 02/05/2025	420,000	414,501
4.25%, 03/13/2025	416,000	387,546
6.38%, 10/14/2025	400,000	381,374
4.75%, 01/26/2026	500,000	456,163
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 10/24/2023(a)	420,000	417,146
8.25%, 01/24/2024(a)	400,000	399,120
6.13%, 05/03/2024(a)	200,000	195,807
9.38%, 01/31/2026(a)	500,000	499,495
Turkiye Is Bankasi A.S.
7.85%, 12/10/2023(a)	400,000	400,032
6.13%, 04/25/2024(a)	500,000	489,813
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	350,000	334,788
Turkiye Sinai Kalkinma Bankasi A.S.
6.00%, 01/23/2025(a)	300,000	286,668
5.88%, 01/14/2026(a)	400,000	368,370
Turkiye Vakiflar Bankasi T.A.O. 8.13%, 03/28/2024(a)	400,000	400,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Turkey-(continued)
5.25%, 02/05/2025(a)	$500,000	$469,513
6.50%, 01/08/2026(a)	400,000	373,146
Ulker Biskuvi Sanayi A.S., 6.95%, 10/30/2025(a)	400,000	348,508
Yapi ve Kredi Bankasi A.S.
5.85%, 06/21/2024(a)	516,000	504,700
8.25%, 10/15/2024(a)	300,000	300,818

		13,715,441

Ukraine-0.15%
MHP SE, 7.75%, 05/10/2024(a)	350,000	208,460
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(e)	200,000	41,500

		249,960

United Kingdom-1.88%
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)(g)	300,000	0
Clear Channel International B.V., 6.63%, 08/01/2025(a)	200,000	198,234
eG Global Finance PLC, 6.75%, 02/07/2025(a)	900,000	853,826
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	850,000	844,981
Neptune Energy Bondco PLC, 6.63%, 05/15/2025(a)	400,000	394,828
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	850,000	807,499

		3,099,368

United States-43.46%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(a)	240,000	243,894
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(a)	200,000	191,243
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	300,000	291,638
Akumin, Inc., 7.00%, 11/01/2025(a)	300,000	238,616
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(a)	240,000	238,768
Ally Financial, Inc.
5.13%, 09/30/2024	240,000	235,467
5.75%, 11/20/2025(d)	250,000	243,132
AMC Networks, Inc.
5.00%, 04/01/2024	240,000	237,073
4.75%, 08/01/2025	260,000	241,516
American Airlines Group, Inc., 3.75%, 03/01/2025(a)	270,000	254,622
American Airlines, Inc., 11.75%, 07/15/2025(a)	320,000	352,401
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	250,000	248,520
5.50%, 05/20/2025	260,000	252,825
Aptim Corp., 7.75%, 06/15/2025(a)	340,000	270,265
Aramark Services, Inc.
5.00%, 04/01/2025(a)	250,000	247,777
6.38%, 05/01/2025(a)	250,000	250,325
Arconic Corp., 6.00%, 05/15/2025(a)	250,000	249,178

	Principal Amount	Value
United States-(continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	$400,000	$394,382
AssuredPartners, Inc., 7.00%, 08/15/2025(a)	250,000	247,804
Avient Corp., 5.75%, 05/15/2025(a)	250,000	250,093
B&G Foods, Inc., 5.25%, 04/01/2025	270,000	255,403
Ball Corp.
4.00%, 11/15/2023	250,000	247,893
5.25%, 07/01/2025	250,000	250,149
Bath & Body Works, Inc., 9.38%, 07/01/2025(a)	230,000	246,502
Bausch Health Cos., Inc., 5.50%, 11/01/2025(a)	462,000	403,312
Berry Global, Inc., 4.50%, 02/15/2026(a)	260,000	252,323
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(a)	270,000	257,121
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(a)	240,000	240,996
Boxer Parent Co., Inc., 7.13%, 10/02/2025(a)	240,000	239,578
Brand Industrial Services, Inc., 8.50%, 07/15/2025(a)	290,000	271,711
Brinker International, Inc.
3.88%, 05/15/2023	250,000	250,058
5.00%, 10/01/2024(a)	250,000	245,024
Brink’s Co. (The), 5.50%, 07/15/2025(a)	250,000	247,830
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	270,000	254,079
Caesars Entertainment, Inc., 6.25%, 07/01/2025(a)	250,000	250,530
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(a)	250,000	252,287
California Resources Corp., 7.13%, 02/01/2026(a)	270,000	273,021
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(a)	230,000	236,571
Carnival Corp., 10.50%, 02/01/2026(a)	380,000	397,072
Carvana Co., 5.63%, 10/01/2025(a)	400,000	256,232
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(a)	280,000	247,100
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	250,000	249,810
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(a)	250,000	249,553
Cengage Learning, Inc., 9.50%, 06/15/2024(a)	250,000	250,326
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	340,000	342,756
Chesapeake Energy Corp., 5.50%, 02/01/2026(a)	250,000	247,580
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(a)	250,000	245,405
Cinemark USA, Inc., 8.75%, 05/01/2025(a)	300,000	306,403
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	99,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
United States-(continued)
Clearwater Paper Corp., 5.38%, 02/01/2025(a)	$250,000	$245,288
CNG Holdings, Inc., 12.50%, 06/15/2024(a)	300,000	251,616
CommScope Technologies LLC, 6.00%, 06/15/2025(a)	270,000	254,154
Compass Minerals International, Inc., 4.88%, 07/15/2024(a)	250,000	247,656
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(a)	300,000	237,344
Constellium SE, 5.88%, 02/15/2026(a)	500,000	498,160
Continental Resources, Inc., 3.80%, 06/01/2024(d)	250,000	245,301
Cornerstone Chemical Co., 2.00% PIK Rate, 8.25% Cash Rate, 09/01/2027(a)(c)	500,000	445,625
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	250,000	246,625
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	260,000	255,183
CrownRock L.P./ CrownRock Finance, Inc., 5.63%, 10/15/2025(a)	250,000	247,039
CSC Holdings LLC, 5.25%, 06/01/2024	420,000	410,052
CVR Energy, Inc., 5.25%, 02/15/2025(a)	300,000	290,428
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(a)	250,000	247,089
Dave & Buster’s, Inc., 7.63%, 11/01/2025(a)	250,000	254,430
Delta Air Lines, Inc.
2.90%, 10/28/2024(d)	260,000	251,081
7.38%, 01/15/2026(d)	240,000	253,238
DISH DBS Corp., 5.88%, 11/15/2024	270,000	223,727
Diversified Healthcare Trust
4.75%, 05/01/2024	279,000	254,984
9.75%, 06/15/2025	350,000	335,526
DPL, Inc., 4.13%, 07/01/2025	260,000	250,259
Enact Holdings, Inc., 6.50%, 08/15/2025(a)	250,000	247,841
Encompass Health Corp., 5.75%, 09/15/2025(d)	340,000	339,629
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	260,000	251,734
Enova International, Inc.
8.50%, 09/01/2024(a)	240,000	239,374
8.50%, 09/15/2025(a)	250,000	240,079
EQM Midstream Partners L.P.
4.00%, 08/01/2024(d)	270,000	262,099
6.00%, 07/01/2025(a)	250,000	245,933
FirstEnergy Corp.
2.05%, 03/01/2025	260,000	246,279
Series A, 1.60%, 01/15/2026	280,000	257,514
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(a)	300,000	273,400
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	328,000	322,859
5.58%, 03/18/2024	300,000	298,580
4.06%, 11/01/2024	250,000	243,284
2.30%, 02/10/2025	270,000	251,765

	Principal Amount	Value
United States-(continued)
4.69%, 06/09/2025	$400,000	$387,415
5.13%, 06/16/2025	400,000	389,986
3.38%, 11/13/2025	200,000	186,021
Freedom Mortgage Corp.
8.13%, 11/15/2024(a)	300,000	289,326
8.25%, 04/15/2025(a)	250,000	232,771
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	250,000	247,174
FS Energy and Power Fund, 7.50%, 08/15/2023(a)	249,000	248,844
FXI Holdings, Inc., 7.88%, 11/01/2024(a)	300,000	272,890
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(a)	250,000	247,815
Gen Digital, Inc., 5.00%, 04/15/2025(a)	250,000	247,553
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	250,000	245,025
Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(a)	350,000	317,990
G-III Apparel Group Ltd., 7.88%, 08/15/2025(a)	260,000	244,923
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	330,000	338,326
Graphic Packaging International LLC, 4.13%, 08/15/2024	250,000	246,828
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(a)	250,000	244,800
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(a)	200,000	194,645
HCA, Inc.
5.00%, 03/15/2024	240,000	238,922
5.38%, 02/01/2025	250,000	250,217
5.25%, 04/15/2025	340,000	340,915
7.69%, 06/15/2025	230,000	240,241
5.88%, 02/15/2026	250,000	253,984
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	260,000	256,264
Hillenbrand, Inc., 5.75%, 06/15/2025	250,000	249,655
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	340,000	339,841
Home Point Capital, Inc., 5.00%, 02/01/2026(a)	300,000	253,870
Howmet Aerospace, Inc.
5.13%, 10/01/2024	314,000	313,142
6.88%, 05/01/2025(d)	240,000	247,500
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	250,000	247,005
6.38%, 12/15/2025	250,000	248,276
International Game Technology PLC, 6.50%, 02/15/2025(a)	397,000	402,391
IRB Holding Corp., 7.00%, 06/15/2025(a)	240,000	243,179
JELD-WEN, Inc.
6.25%, 05/15/2025(a)	250,000	252,078
4.63%, 12/15/2025(a)	280,000	270,605
KAR Auction Services, Inc., 5.13%, 06/01/2025(a)	250,000	248,253
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.25%, 10/01/2025(a)	260,000	244,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
United States-(continued)
Las Vegas Sands Corp.
3.20%, 08/08/2024	$260,000	$251,883
2.90%, 06/25/2025(d)	270,000	255,962
LD Holdings Group LLC, 6.50%, 11/01/2025(a)	330,000	233,808
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(a)	250,000	240,878
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026(a)	270,000	244,612
Life Time, Inc., 5.75%, 01/15/2026(a)	260,000	254,144
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(a)	250,000	247,184
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(a)	290,000	272,203
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 04/15/2025(a)	450,000	274,500
Matthews International Corp., 5.25%, 12/01/2025(a)	260,000	249,438
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(a)	200,000	200,306
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(a)	256,000	254,868
Meritage Homes Corp., 6.00%, 06/01/2025	340,000	342,184
MGM Resorts International
6.75%, 05/01/2025	240,000	242,550
5.75%, 06/15/2025	250,000	249,641
ModivCare, Inc., 5.88%, 11/15/2025(a)	260,000	248,693
Mohegan Tribal Gaming Authority
7.88%, 10/15/2024(a)	500,000	497,347
8.00%, 02/01/2026(a)	260,000	232,974
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(a)	440,000	411,868
Navient Corp.
7.25%, 09/25/2023	238,000	238,753
6.13%, 03/25/2024	250,000	248,134
5.88%, 10/25/2024	250,000	246,026
6.75%, 06/25/2025	250,000	246,148
Netflix, Inc.
5.75%, 03/01/2024	241,000	242,215
5.88%, 02/15/2025	240,000	243,755
New Fortress Energy, Inc., 6.75%, 09/15/2025(a)	260,000	247,956
New Home Co., Inc. (The), 7.25%, 10/15/2025(a)	250,000	233,425
Newell Brands, Inc., 4.88%, 06/01/2025	270,000	263,122
Newmark Group, Inc., 6.13%, 11/15/2023	246,000	244,899
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(a)	300,000	295,972
NGL Energy Partners L.P./NGL Energy Finance Corp.
6.13%, 03/01/2025	260,000	240,488
7.50%, 02/01/2026(a)	270,000	259,145
NMI Holdings, Inc., 7.38%, 06/01/2025(a)	240,000	244,280
Nordstrom, Inc., 2.30%, 04/08/2024	260,000	247,966

	Principal Amount	Value
United States-(continued)
NuStar Logistics L.P., 5.75%, 10/01/2025	$250,000	$245,437
Occidental Petroleum Corp.
2.90%, 08/15/2024(d)	270,000	262,065
5.88%, 09/01/2025(d)	240,000	242,788
5.50%, 12/01/2025(d)	250,000	251,040
Oceaneering International, Inc., 4.65%, 11/15/2024	250,000	246,325
OneMain Finance Corp.
8.25%, 10/01/2023	235,000	235,955
6.13%, 03/15/2024	240,000	236,444
6.88%, 03/15/2025	250,000	244,964
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(a)	250,000	250,529
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	250,000	250,966
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(a)	242,000	242,035
5.38%, 01/15/2025(a)	250,000	247,823
6.38%, 08/15/2025(a)	250,000	255,000
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(a)	310,000	248,330
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Inc., 7.50%, 06/01/2025(a)	240,000	241,486
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	260,000	259,389
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(a)	270,000	255,145
Penske Automotive Group, Inc., 3.50%, 09/01/2025(d)	260,000	248,740
Performance Food Group, Inc., 6.88%, 05/01/2025(a)	240,000	242,272
Permian Resources Operating LLC, 7.75%, 02/15/2026(a)	250,000	253,084
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	300,000	290,539
PRA Group, Inc., 7.38%, 09/01/2025(a)	240,000	239,463
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(a)	270,000	244,023
Prime Security Services Borrower LLC/ Prime Finance, Inc., 5.25%, 04/15/2024(a)	500,000	498,287
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(a)	300,000	264,034
PTC, Inc., 3.63%, 02/15/2025(a)	300,000	289,756
QVC, Inc.
4.85%, 04/01/2024(d)	260,000	223,353
4.45%, 02/15/2025	310,000	228,236
Qwest Corp., 7.25%, 09/15/2025	250,000	222,305
Radian Group, Inc.
4.50%, 10/01/2024	250,000	241,584
6.63%, 03/15/2025	250,000	249,177
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(a)	400,000	388,108
Range Resources Corp., 4.88%, 05/15/2025	250,000	246,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
United States-(continued)
Rayonier A.M. Products, Inc.
5.50%, 06/01/2024(a)	$500,000	$499,445
7.63%, 01/15/2026(a)	270,000	240,609
Regal Rexnord Corp., 6.05%, 02/15/2026(a)	250,000	253,706
Rite Aid Corp., 7.50%, 07/01/2025(a)	350,000	241,061
Rithm Capital Corp., 6.25%, 10/15/2025(a)	270,000	247,652
Rockies Express Pipeline LLC, 3.60%, 05/15/2025(a)	300,000	284,741
Royal Caribbean Cruises Ltd., 11.50%, 06/01/2025(a)	368,000	391,037
RP Escrow Issuer LLC, 5.25%, 12/15/2025(a)	330,000	231,825
Sabre GLBL, Inc.
9.25%, 04/15/2025(a)	240,000	221,639
7.38%, 09/01/2025(a)	300,000	266,926
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	250,000	247,234
Scientific Games International, Inc., 8.63%, 07/01/2025(a)	240,000	245,693
Sealed Air Corp.
5.13%, 12/01/2024(a)	250,000	248,441
5.50%, 09/15/2025(a)	250,000	250,542
Sensata Technologies B.V.
5.63%, 11/01/2024(a)	400,000	400,764
5.00%, 10/01/2025(a)	400,000	394,338
Service Properties Trust
4.65%, 03/15/2024	250,000	245,264
4.35%, 10/01/2024	260,000	248,530
4.50%, 03/15/2025	260,000	242,096
7.50%, 09/15/2025	240,000	235,409
5.25%, 02/15/2026	270,000	240,123
Six Flags Entertainment Corp., 4.88%, 07/31/2024(a)	250,000	250,158
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)	240,000	243,260
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(a)	260,000	240,781
SLM Corp., 4.20%, 10/29/2025(d)	270,000	249,764
SM Energy Co., 5.63%, 06/01/2025	250,000	244,611
Southeast Supply Header LLC, 4.25%, 06/15/2024(a)	300,000	283,488
Spectrum Brands, Inc., 5.75%, 07/15/2025	250,000	248,038
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(a)	240,000	238,775
Sprint LLC
7.88%, 09/15/2023	380,000	383,418
7.13%, 06/15/2024	390,000	396,736
7.63%, 02/15/2025	390,000	402,241
Starwood Property Trust, Inc.
5.50%, 11/01/2023(a)	240,000	238,465
3.75%, 12/31/2024(a)	270,000	252,712
4.75%, 03/15/2025	250,000	236,615
Stericycle, Inc., 5.38%, 07/15/2024(a)	300,000	298,932
StoneX Group, Inc., 8.63%, 06/15/2025(a)	240,000	243,320

	Principal Amount	Value
United States-(continued)
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(a)	$300,000	$291,321
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/2025	300,000	250,119
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.50%, 10/01/2025(a)	240,000	242,092
Talos Production, Inc., 12.00%, 01/15/2026	240,000	254,029
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(a)	250,000	249,140
Team Health Holdings, Inc., 6.38%, 02/01/2025(a)	350,000	180,924
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(a)	240,000	241,612
Tenet Healthcare Corp.
4.63%, 07/15/2024(d)	250,000	248,228
4.63%, 09/01/2024	240,000	238,794
4.88%, 01/01/2026	260,000	256,433
Toll Brothers Finance Corp., 4.88%, 11/15/2025	250,000	245,308
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	270,000	252,021
TPro Acquisition Corp., 11.00%, 10/15/2024(a)	300,000	300,162
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	300,000	261,258
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024	251,000	250,784
Trident TPI Holdings, Inc., 9.25%, 08/01/2024(a)	250,000	255,947
Trinity Industries, Inc., 4.55%, 10/01/2024	250,000	244,040
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(a)	450,000	377,644
TripAdvisor, Inc, 7.00%, 07/15/2025(a)	340,000	342,519
Triumph Group, Inc., 7.75%, 08/15/2025	260,000	242,197
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)	270,000	248,285
Tutor Perini Corp., 6.88%, 05/01/2025(a)	300,000	217,659
Uber Technologies, Inc., 7.50%, 05/15/2025(a)	240,000	243,829
United Airlines Holdings, Inc.
5.00%, 02/01/2024(d)	246,000	244,242
4.88%, 01/15/2025(d)	250,000	246,099
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(a)	270,000	257,554
Univision Communications, Inc., 5.13%, 02/15/2025(a)	410,000	404,244
US Foods, Inc., 6.25%, 04/15/2025(a)	240,000	241,608
USI, Inc., 6.88%, 05/01/2025(a)	200,000	198,215
Vail Resorts, Inc., 6.25%, 05/15/2025(a)	240,000	242,083
Venator Finance S.a.r.l./Venator
Materials LLC, 5.75%, 07/15/2025(a)	200,000	27,582
VeriSign, Inc., 5.25%, 04/01/2025	240,000	241,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
United States-(continued)
Viasat, Inc., 5.63%, 09/15/2025(a)	$260,000	$248,565
Vital Energy, Inc., 9.50%, 01/15/2025	240,000	241,675
W&T Offshore, Inc., 11.75%, 02/01/2026(a)	240,000	240,593
Waste Pro USA, Inc., 5.50%, 02/15/2026(a)	270,000	251,283
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(a)	200,000	160,696
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)	296,000	14,800
WESCO Distribution, Inc., 7.13%, 06/15/2025(a)	300,000	305,533
West Technology Group LLC, 8.50%, 10/15/2025(a)	200,000	189,065
Western Digital Corp., 4.75%, 02/15/2026	260,000	247,389
Western Midstream Operating L.P., 3.95%, 06/01/2025	270,000	260,370
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/2025(a)	200,000	105,594
WeWork Cos., Inc., 7.88%, 05/01/2025(a)	100,000	53,327
Williams Scotsman International, Inc., 6.13%, 06/15/2025(a)	250,000	249,085
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(a)	250,000	246,836
Xerox Corp., 3.80%, 05/15/2024	250,000	244,860
Xerox Holdings Corp., 5.00%, 08/15/2025(a)	260,000	248,053
XHR L.P., 6.38%, 08/15/2025(a)	250,000	246,743
Yum! Brands, Inc., 3.88%, 11/01/2023	251,000	249,007

		71,836,348

Uruguay-0.24%
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 10.75%, 07/01/2025(a)	400,000	393,740

Uzbekistan-0.97%
Ipoteka-Bank ATIB, 5.50%, 11/19/2025(a)	400,000	365,020
National Bank of Uzbekistan, 4.85%, 10/21/2025(a)	400,000	371,000
Republic of Uzbekistan International Bond, 4.75%, 02/20/2024(a)	400,000	395,083
Uzbek Industrial and Construction Bank ATB, 5.75%, 12/02/2024(a)	500,000	466,875

		1,597,978

Vietnam-0.18%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	300,000	294,107

Zambia-0.30%
First Quantum Minerals Ltd., 7.50%, 04/01/2025(a)	500,000	499,300

Total U.S. Dollar Denominated Bonds & Notes (Cost $167,693,784)		160,282,444

	Shares	Value
Preferred Stocks-0.16%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(g)(h) (Cost $220,500)	2,000	$268,000

Common Stocks & Other Equity Interests-0.10%
Spain-0.00%
Codere New Topco S.A.(g)(i)	8,480	0

United States-0.10%
Cumulus Media, Inc., Class A(i)	3	11
Hornbeck Offshore Services, Inc.(i)(j)	323	11,386
Hornbeck Offshore Services, Inc., Wts., TBA(i)(j)	3,246	114,421
Hornbeck Offshore Services, Inc., Wts., TBA(i)(j)	2,673	25,393
PetroQuest Energy, Inc.(i)	290	1,465
Premier Brands Group Holdings Co.(i)(k)	3,222	2,713
Premier Brands Group Holdings Co., Wts.,expiring 03/21/2024(i)(k)	10,096	2,044
TRU Taj LLC/TRU Taj Finance, Inc.(i)	2,156	10,942

		168,375

Total Common Stocks & Other Equity Interests (Cost $216,716)		168,375

	Principal
	Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(l)
Spain-0.01%
Codere New Holdco S.A., 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(a)(c) (Cost $287,324)	EUR 235,182	16,451

	Shares
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(m)(n) (Cost $765,724)	765,724	765,724

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateralfrom securities on loan)-97.72% (Cost $169,184,048)		161,500,994

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.30%
Invesco Private Government Fund, 4.83%(m)(n)(o)	1,063,020	1,063,020
Invesco Private Prime Fund, 4.99%(m)(n)(o)	2,743,407	2,743,407

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,806,785)		3,806,427

TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $172,990,833)		165,307,421
OTHER ASSETS LESS LIABILITIES-(0.02)%		(26,975)

NET ASSETS-100.00%		$165,280,446

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

Investment Abbreviations:

EUR-Euro

Pfd.-Preferred

PIK-Pay-in-Kind

TBA-To Be Announced

Wts.-Warrants

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $117,847,696, which represented 71.30% of the Fund’s Net Assets.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	All or a portion of this security was out on loan at April 30, 2023.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2023 was $219,500, which represented less than 1% of the Fund’s Net Assets.

(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(h)	Acquired as part of the Guitar Center, Inc. reorganization.
(i)	Non-income producing security.
(j)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$4,619,354	$46,025,409	$(49,879,039)	$-	$-	$765,724	$68,432

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,658,893	6,925,216	(8,521,089)	-	-	1,063,020	50,390	*

Invesco Private Prime Fund	6,845,033	14,791,856	(18,893,847)	(305)	670	2,743,407	136,647	*

Total	$14,123,280	$67,742,481	$(77,293,975)	$(305)	$670	$4,572,151	$255,469

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2023

Financials	18.58

Consumer Discretionary	13.27

Energy	13.10

Sovereign Debt	11.68

Industrials	9.96

Materials	8.74

Communication Services	6.66

Utilities	4.17

Health Care	4.04

Real Estate	3.21

Sector Types Each Less Than 3%	3.84

Money Market Funds Plus Other Assets Less Liabilities	2.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)

April 30, 2023

(Unaudited)

Schedule of Investments

	Principal Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes-98.83%(a)
Australia-1.98%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP 200,000	$219,223
Australia & New Zealand Banking Group Ltd.
4.05%, 05/12/2025	AUD 200,000	132,020
0.75%, 09/29/2026(b)	EUR 100,000	100,263
Australia and New Zealand Banking Group Ltd., 3.65%, 01/20/2026(b)	EUR 100,000	110,114
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP 250,000	280,885
Commonwealth Bank of Australia, 4.20%, 08/18/2025	AUD 350,000	231,769
Glencore Finance (Europe) Ltd., 3.13%, 03/26/2026(b)	GBP 146,000	172,878
National Australia Bank Ltd.
3.90%, 05/30/2025	AUD 350,000	230,231
2.90%, 02/25/2027	AUD 300,000	188,720
2.13%, 05/24/2028(b)	EUR 100,000	104,162
1.38%, 08/30/2028(b)	EUR 200,000	198,371
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD 350,000	212,497

		2,181,133

Canada-21.74%
Bank of Montreal
1.50%, 12/18/2024(b)	GBP 100,000	118,452
2.37%, 02/03/2025	CAD 450,000	318,371
1.55%, 05/28/2026	CAD 350,000	236,402
3.65%, 04/01/2027	CAD 620,000	443,531
4.31%, 06/01/2027	CAD 700,000	512,766
4.71%, 12/07/2027	CAD 700,000	520,497
Bank of Nova Scotia (The)
2.49%, 09/23/2024	CAD 475,000	339,025
1.95%, 01/10/2025	CAD 600,000	422,035
2.16%, 02/03/2025	CAD 500,000	352,426
1.85%, 11/02/2026	CAD 650,000	439,075
2.95%, 03/08/2027	CAD 600,000	418,854
1.40%, 11/01/2027	CAD 450,000	290,922
Bell Canada
3.35%, 03/12/2025	CAD 550,000	395,839
3.80%, 08/21/2028	CAD 250,000	179,011
4.55%, 02/09/2030	CAD 400,000	296,395
2.50%, 05/14/2030	CAD 250,000	162,446
3.00%, 03/17/2031	CAD 300,000	198,149
5.85%, 11/10/2032	CAD 300,000	239,894
3.50%, 09/30/2050	CAD 350,000	197,329
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD 300,000	226,076
Canadian Imperial Bank of Commerce
2.35%, 08/28/2024	CAD 400,000	285,258
2.75%, 03/07/2025	CAD 500,000	355,806
2.00%, 04/17/2025	CAD 550,000	385,114
1.10%, 01/19/2026	CAD 400,000	268,964
1.70%, 07/15/2026	CAD 400,000	270,256
2.25%, 01/07/2027	CAD 500,000	340,633
4.95%, 06/29/2027	CAD 500,000	374,128

	Principal Amount	Value
Canada-(continued)
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD 450,000	$318,159
CPPIB Capital, Inc., 4.45%, 09/01/2027(b)	AUD 350,000	236,385
Federation des caisses Desjardins du Quebec
2.42%, 10/04/2024	CAD 300,000	213,716
5.20%, 10/01/2025	CAD 300,000	223,926
1.09%, 01/21/2026	CAD 300,000	201,469
4.41%, 05/19/2027	CAD 300,000	220,376
HSBC Bank Canada
4.81%, 12/16/2024	CAD 300,000	221,130
1.78%, 05/20/2026	CAD 350,000	237,994
Manulife Financial Corp., 5.41%, 03/10/2033(c)	CAD 400,000	300,382
National Bank of Canada
2.55%, 07/12/2024	CAD 350,000	250,711
2.58%, 02/03/2025	CAD 500,000	354,944
5.30%, 11/03/2025	CAD 300,000	224,541
2.24%, 11/04/2026	CAD 225,000	153,774
Ontario Teachers’ Finance Trust, 1.85%, 05/03/2032(b)	EUR 200,000	192,676
Rogers Communications, Inc.
3.10%, 04/15/2025	CAD 400,000	285,713
3.65%, 03/31/2027	CAD 350,000	248,099
3.25%, 05/01/2029	CAD 300,000	204,269
4.25%, 04/15/2032	CAD 300,000	209,244
Royal Bank of Canada
2.61%, 11/01/2024	CAD 700,000	499,455
1.94%, 05/01/2025	CAD 400,000	279,752
3.37%, 09/29/2025	CAD 800,000	573,106
5.24%, 11/02/2026	CAD 500,000	377,553
2.33%, 01/28/2027	CAD 700,000	478,346
3.63%, 06/14/2027(b)	GBP 100,000	118,556
4.61%, 07/26/2027	CAD 550,000	407,709
4.64%, 01/17/2028	CAD 600,000	445,742
5.00%, 01/24/2028(b)	GBP 200,000	248,685
1.83%, 07/31/2028	CAD 300,000	195,231
2.13%, 04/26/2029(b)	EUR 100,000	99,400
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD 450,000	374,121
TELUS Corp.
5.25%, 11/15/2032	CAD 300,000	228,821
Series CY, 3.30%, 05/02/2029	CAD 300,000	208,078
Thomson Reuters Corp., 2.24%,
05/14/2025	CAD 450,000	316,762
Toronto-Dominion Bank (The)
2.50%, 12/02/2024	CAD 450,000	320,030
1.94%, 03/13/2025	CAD 450,000	315,673
2.67%, 09/09/2025	CAD 1,000,000	705,338
1.13%, 12/09/2025	CAD 600,000	405,167
2.26%, 01/07/2027	CAD 650,000	443,455
0.50%, 01/18/2027(b)	EUR 200,000	194,677
2.88%, 04/05/2027(b)	GBP 300,000	344,536
4.21%, 06/01/2027	CAD 700,000	511,031
2.55%, 08/03/2027(b)	EUR 200,000	208,587
5.38%, 10/21/2027	CAD 500,000	381,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Canada-(continued)
1.89%, 03/08/2028	CAD 400,000	$262,865
1.90%, 09/11/2028	CAD 400,000	260,411
4.68%, 01/08/2029	CAD 700,000	523,346
3.63%, 12/13/2029(b)	EUR 150,000	160,049
1.95%, 04/08/2030(b)	EUR 100,000	96,327
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD 650,000	466,094
5.28%, 07/15/2030(b)	CAD 300,000	228,894
4.18%, 07/03/2048(b)	CAD 300,000	183,046
4.34%, 10/15/2049	CAD 300,000	187,178

		23,935,005

China-0.08%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR 100,000	84,789

Denmark-0.72%
Danske Bank A/S, 0.63%, 05/26/2025(b)	EUR 100,000	103,546
Orsted A/S
4.88%, 01/12/2032(b)	GBP 200,000	247,456
5.75%, 04/09/2040(b)	GBP 150,000	196,331
5.38%, 09/13/2042(b)	GBP 200,000	250,790

		798,123

Finland-0.94%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR 130,000	130,100
0.50%, 05/14/2027(b)	EUR 200,000	196,004
1.13%, 09/27/2027(b)	EUR 100,000	99,621
0.50%, 11/02/2028(b)	EUR 100,000	92,136
2.50%, 05/23/2029(b)	EUR 100,000	101,460
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR 100,000	102,950
2.88%, 12/15/2025(b)	EUR 200,000	216,187
0.10%, 11/16/2027(b)	EUR 100,000	94,376

		1,032,834

France-23.82%
Aeroports de Paris
2.13%, 10/02/2026(b)	EUR 200,000	212,539
2.75%, 04/02/2030(b)	EUR 200,000	209,167
Airbus SE
1.63%, 06/09/2030(b)	EUR 100,000	98,131
2.38%, 04/07/2032(b)	EUR 100,000	101,009
2.38%, 06/09/2040(b)	EUR 100,000	87,306
Autoroutes du Sud de la France S.A., 1.38%, 02/21/2031(b)	EUR 200,000	190,336
Banque Federative du Credit Mutuel S.A.
1.75%, 12/19/2024(b)	GBP 200,000	237,166
1.25%, 01/14/2025(b)	EUR 200,000	211,290
0.01%, 03/07/2025(b)	EUR 200,000	205,987
1.00%, 05/23/2025(b)	EUR 300,000	313,433
0.75%, 07/17/2025(b)	EUR 200,000	206,208
3.00%, 09/11/2025(b)	EUR 100,000	107,876
1.25%, 12/05/2025(b)	GBP 200,000	227,201
1.63%, 01/19/2026(b)	EUR 100,000	104,138
2.38%, 03/24/2026(b)	EUR 100,000	104,973
0.01%, 05/11/2026(b)	EUR 200,000	197,206
0.75%, 06/08/2026(b)	EUR 200,000	201,084
1.00%, 07/16/2026(b)	GBP 300,000	331,838
1.25%, 05/26/2027(b)	EUR 200,000	199,902

	Principal Amount	Value
France-(continued)
3.13%, 09/14/2027(b)	EUR 100,000	$107,563
3.88%, 01/26/2028(b)	EUR 100,000	108,781
0.25%, 07/19/2028(b)	EUR 100,000	90,462
0.63%, 11/03/2028(b)	EUR 100,000	91,208
1.75%, 03/15/2029(b)	EUR 100,000	96,412
1.88%, 06/18/2029(b)	EUR 100,000	94,172
2.63%, 11/06/2029(b)	EUR 100,000	100,382
0.75%, 01/17/2030(b)	EUR 100,000	88,332
1.25%, 06/03/2030(b)	EUR 100,000	90,635
0.63%, 02/21/2031(b)	EUR 200,000	169,035
1.13%, 01/19/2032(b)	EUR 100,000	86,431
5.13%, 01/13/2033(b)	EUR 200,000	218,070
3.75%, 02/01/2033(b)	EUR 100,000	108,513
BNP Paribas S.A.
2.38%, 02/17/2025(b)	EUR 200,000	214,012
1.50%, 11/17/2025(b)	EUR 100,000	105,671
3.38%, 01/23/2026(b)	GBP 300,000	358,255
1.13%, 06/11/2026(b)	EUR 200,000	204,667
0.13%, 09/04/2026(b)	EUR 100,000	98,964
2.25%, 01/11/2027(b)	EUR 100,000	103,128
1.88%, 12/14/2027(b)	GBP 300,000	322,717
1.50%, 05/23/2028(b)	EUR 100,000	97,325
1.50%, 05/25/2028(b)	EUR 100,000	99,692
1.38%, 05/28/2029(b)	EUR 100,000	93,938
3.63%, 09/01/2029(b)	EUR 200,000	214,230
1.63%, 07/02/2031(b)	EUR 100,000	86,509
1.25%, 07/13/2031(b)	GBP 300,000	272,766
2.10%, 04/07/2032(b)	EUR 200,000	188,295
5.75%, 06/13/2032(b)	GBP 200,000	254,321
0.63%, 12/03/2032(b)	EUR 200,000	161,567
2.00%, 09/13/2036(b)	GBP 100,000	84,184
Bouygues S.A.
1.13%, 07/24/2028(b)	EUR 100,000	100,288
2.25%, 06/29/2029(b)	EUR 100,000	102,985
3.25%, 06/30/2037(b)	EUR 100,000	101,172
5.38%, 06/30/2042(b)	EUR 200,000	244,332
BPCE S.A.
0.63%, 09/26/2024(b)	EUR 200,000	211,060
1.00%, 04/01/2025(b)	EUR 200,000	209,202
0.63%, 04/28/2025(b)	EUR 100,000	103,821
0.25%, 01/15/2026(b)	EUR 200,000	201,308
0.38%, 02/02/2026(b)	EUR 100,000	100,765
0.50%, 02/24/2027(b)	EUR 200,000	193,872
1.75%, 04/26/2027(b)	EUR 100,000	102,298
1.00%, 10/05/2028(b)	EUR 100,000	95,689
5.25%, 04/16/2029(b)	GBP 300,000	354,086
0.25%, 01/14/2031(b)	EUR 200,000	167,204
0.75%, 03/03/2031(b)	EUR 100,000	85,512
1.00%, 01/14/2032(b)	EUR 100,000	85,828
4.00%, 11/29/2032(b)	EUR 200,000	220,702
4.50%, 01/13/2033(b)	EUR 100,000	111,044
Capgemini SE, 2.00%, 04/15/2029(b)	EUR 200,000	202,265
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR 100,000	106,612
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR 100,000	97,007
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR 100,000	101,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
France-(continued)
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR 200,000	$199,143
2.13%, 07/29/2032(b)	EUR 100,000	95,716
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR 200,000	180,448
1.50%, 10/06/2031(b)	EUR 100,000	84,793
Credit Agricole S.A.
1.38%, 03/13/2025(b)	EUR 200,000	211,774
1.00%, 09/18/2025(b)	EUR 300,000	312,468
0.38%, 10/21/2025(b)	EUR 200,000	204,652
1.25%, 04/14/2026(b)	EUR 200,000	206,723
1.88%, 12/20/2026(b)	EUR 200,000	206,493
1.38%, 05/03/2027(b)	EUR 300,000	303,267
3.38%, 07/28/2027(b)	EUR 100,000	108,980
0.13%, 12/09/2027	EUR 200,000	187,695
0.38%, 04/20/2028(b)	EUR 200,000	185,315
1.13%, 02/24/2029(b)	EUR 200,000	191,711
1.75%, 03/05/2029(b)	EUR 200,000	194,135
1.00%, 07/03/2029(b)	EUR 200,000	188,738
2.50%, 08/29/2029(b)	EUR 100,000	103,008
4.88%, 10/23/2029(b)	GBP 300,000	371,912
0.88%, 01/14/2032(b)	EUR 200,000	171,142
1.13%, 07/12/2032(b)	EUR 200,000	173,170
4.00%, 01/18/2033(b)	EUR 200,000	223,362
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR 200,000	216,178
Danone S.A., 1.21%, 11/03/2028(b)	EUR 200,000	198,677
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR 100,000	92,770
Dexia Credit Local S.A., 4.38%, 02/18/2026(b)	GBP 200,000	249,849
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR 200,000	204,198
4.13%, 03/25/2027(b)	EUR 100,000	112,401
6.25%, 05/30/2028(b)	GBP 100,000	129,050
4.38%, 10/12/2029(b)	EUR 100,000	112,030
4.63%, 04/26/2030(b)	EUR 100,000	114,489
2.00%, 10/02/2030(b)	EUR 100,000	96,106
5.88%, 07/18/2031	GBP 200,000	251,833
1.00%, 11/29/2033(b)	EUR 200,000	158,516
6.13%, 06/02/2034(b)	GBP 400,000	509,195
4.75%, 10/12/2034(b)	EUR 100,000	111,372
5.50%, 03/27/2037(b)	GBP 100,000	117,500
5.50%, 10/17/2041(b)	GBP 400,000	455,972
4.63%, 01/25/2043(b)	EUR 200,000	209,191
2.00%, 12/09/2049(b)	EUR 200,000	131,915
5.13%, 09/22/2050(b)	GBP 300,000	316,569
5.63%, 01/25/2053(b)	GBP 200,000	224,945
6.00%, 01/23/2114(b)	GBP 400,000	455,784
ELO SACA, 2.88%, 01/29/2026(b)	EUR 100,000	106,236
Engie S.A.
4.00%, 01/11/2035(b)	EUR 100,000	110,115
5.63%, 04/03/2053(b)	GBP 200,000	253,135
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR 200,000	215,452
7.00%, 10/30/2028	GBP 200,000	273,585
5.00%, 10/01/2060(b)	GBP 300,000	348,627

	Principal Amount	Value
France-(continued)
EssilorLuxottica S.A.
0.50%, 06/05/2028(b)	EUR 200,000	$195,597
0.75%, 11/27/2031(b)	EUR 100,000	91,239
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR 100,000	89,445
HSBC Continental Europe S.A., 0.10%, 09/03/2027(b)	EUR 100,000	95,584
Orange S.A.
1.38%, 03/20/2028(b)	EUR 200,000	202,682
8.13%, 11/20/2028(b)	GBP 150,000	217,294
2.00%, 01/15/2029(b)	EUR 200,000	206,792
1.38%, 01/16/2030(b)	EUR 100,000	97,430
1.88%, 09/12/2030(b)	EUR 100,000	99,956
0.50%, 09/04/2032(b)	EUR 100,000	85,430
8.13%, 01/28/2033	EUR 150,000	226,311
0.63%, 12/16/2033(b)	EUR 100,000	83,072
5.38%, 11/22/2050(b)	GBP 100,000	128,407
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR 200,000	199,853
Societe Generale S.A.
1.13%, 01/23/2025(b)	EUR 100,000	105,423
2.63%, 02/27/2025(b)	EUR 100,000	107,231
0.13%, 02/24/2026(b)	EUR 200,000	199,189
0.75%, 01/25/2027(b)	EUR 200,000	195,397
0.25%, 07/08/2027(b)	EUR 100,000	95,077
4.00%, 11/16/2027(b)	EUR 200,000	221,802
0.13%, 02/18/2028(b)	EUR 100,000	92,754
2.13%, 09/27/2028(b)	EUR 200,000	197,962
1.75%, 03/22/2029(b)	EUR 100,000	95,679
1.25%, 06/12/2030(b)	EUR 100,000	89,393
4.25%, 11/16/2032(b)	EUR 200,000	224,206
Suez S.A.C.A., 2.88%, 05/24/2034(b)	EUR 100,000	97,084
Total Energies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR 200,000	205,941
Total Energies Capital International S.A.
0.75%, 07/12/2028(b)	EUR 200,000	194,733
1.38%, 10/04/2029(b)	EUR 200,000	196,475
1.62%, 05/18/2040(b)	EUR 100,000	79,986
UNEDIC, 0.10%, 11/25/2026(b)	EUR 400,000	398,526
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR 200,000	189,166
1.38%, 12/04/2031(b)	EUR 100,000	83,460

		26,224,719

Germany-10.72%
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR 200,000	223,508
Aroundtown S.A.
0.38%, 04/15/2027(b)	EUR 200,000	156,702
3.00%, 10/16/2029(b)	GBP 200,000	159,095
BASF SE
0.75%, 03/17/2026(b)	EUR 100,000	103,341
0.25%, 06/05/2027(b)	EUR 100,000	98,695
0.88%, 11/15/2027(b)	EUR 100,000	103,384
1.50%, 03/17/2031(b)	EUR 200,000	193,463
Bayer AG
0.05%, 01/12/2025(b)	EUR 100,000	104,167
0.75%, 01/06/2027(b)	EUR 200,000	199,673
1.13%, 01/06/2030(b)	EUR 100,000	93,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Germany-(continued)
0.63%, 07/12/2031(b)	EUR 200,000	$171,005
1.38%, 07/06/2032(b)	EUR 100,000	88,785
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR 200,000	207,718
2.13%, 12/15/2029(b)	EUR 300,000	301,658
BMW Finance N.V., 1.50%, 02/06/2029(b)	EUR 200,000	201,297
Commerzbank AG
0.63%, 08/28/2024(b)	EUR 100,000	105,827
1.00%, 03/04/2026(b)	EUR 195,000	200,149
0.50%, 12/04/2026(b)	EUR 100,000	98,978
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR 200,000	157,305
0.63%, 12/08/2050(b)	EUR 100,000	57,086
1.13%, 05/29/2051(b)	EUR 100,000	65,078
Deutsche Bank AG
2.63%, 12/16/2024(b)	GBP 200,000	234,920
1.63%, 01/20/2027(b)	EUR 200,000	195,166
Deutsche Telekom AG, 1.75%,
03/25/2031(b)	EUR 100,000	100,145
Deutsche Telekom International Finance B.V.
1.50%, 04/03/2028(b)	EUR 157,000	161,156
2.00%, 12/01/2029(b)	EUR 200,000	207,558
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR 200,000	196,277
6.25%, 06/03/2030(b)	GBP 200,000	265,102
6.38%, 06/07/2032	GBP 250,000	336,360
4.75%, 01/31/2034(b)	GBP 200,000	236,341
5.88%, 10/30/2037(b)	GBP 250,000	318,406
6.75%, 01/27/2039(b)	GBP 250,000	346,180
6.13%, 07/06/2039(b)	GBP 250,000	326,814
E.ON SE, 0.38%, 09/29/2027(b)	EUR 200,000	195,665
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR 100,000	79,950
HeidelbergCement Finance (Luxembourg) S.A., 1.63%, 04/07/2026(b)	EUR 100,000	104,633
Landesbank Baden-Wuerttemberg
1.50%, 02/03/2025(b)	GBP 200,000	234,474
0.38%, 02/18/2027(b)	EUR 100,000	95,879
Mercedes-Benz Group AG
1.00%, 11/15/2027(b)	EUR 100,000	101,495
1.38%, 05/11/2028(b)	EUR 100,000	101,128
1.50%, 07/03/2029(b)	EUR 100,000	100,122
0.75%, 09/10/2030(b)	EUR 100,000	92,935
1.13%, 11/06/2031(b)	EUR 100,000	92,609
0.75%, 03/11/2033(b)	EUR 250,000	217,058
2.13%, 07/03/2037(b)(d)	EUR 150,000	137,541
Mercedes-Benz International Finance B.V., 0.63%, 05/06/2027(b)	EUR 125,000	125,057
RWE AG
2.50%, 08/24/2025(b)	EUR 200,000	216,746
2.13%, 05/24/2026(b)	EUR 100,000	106,117
2.75%, 05/24/2030(b)	EUR 100,000	101,954
SAP SE, 1.63%, 03/10/2031(b)	EUR 100,000	98,699
Siemens Financieringsmaatschappij N.V.
0.25%, 02/20/2029(b)	EUR 100,000	94,258
0.13%, 09/05/2029(b)	EUR 100,000	95,519

	Principal Amount	Value
Germany-(continued)
1.38%, 09/06/2030(b)	EUR 100,000	$98,426
3.38%, 08/24/2031(b)	EUR 200,000	223,598
3.00%, 09/08/2033(b)	EUR 100,000	108,603
0.50%, 09/05/2034(b)	EUR 100,000	83,492
Traton Finance Luxembourg S.A.
0.13%, 03/24/2025(b)	EUR 200,000	205,882
0.75%, 03/24/2029(b)	EUR 200,000	184,792
Volkswagen Financial Services AG
1.50%, 10/01/2024(b)	EUR 100,000	107,254
0.25%, 01/31/2025(b)	EUR 100,000	103,841
0.13%, 02/12/2027(b)	EUR 100,000	96,090
0.88%, 01/31/2028(b)	EUR 130,000	123,922
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP 200,000	218,780
Volkswagen International Finance N.V.
1.88%, 03/30/2027(b)	EUR 300,000	305,625
0.88%, 09/22/2028(b)	EUR 300,000	281,092
1.63%, 01/16/2030(b)	EUR 175,000	167,221
3.25%, 11/18/2030(b)	EUR 100,000	102,759
4.13%, 11/16/2038(b)	EUR 100,000	104,017
Volkswagen Leasing GmbH, 0.38%, 07/20/2026(b)	EUR 100,000	98,627
Vonovia SE
0.38%, 06/16/2027(b)	EUR 100,000	92,119
0.25%, 09/01/2028(b)	EUR 100,000	86,664
0.63%, 12/14/2029(b)	EUR 100,000	83,996
0.75%, 09/01/2032(b)	EUR 200,000	152,277
1.00%, 06/16/2033(b)	EUR 100,000	74,387
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR 100,000	102,415
1.33%, 09/25/2028(b)	EUR 200,000	186,972

		11,799,389

Ireland-0.19%
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR 100,000	101,035
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR 100,000	107,269

		208,304

Italy-5.07%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR 100,000	110,333
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR 225,000	201,215
2.38%, 11/25/2033(b)	EUR 100,000	86,249
Autostrade Per L’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR 100,000	96,374
2.00%, 01/15/2030(b)	EUR 100,000	92,503
Enel Finance International N.V.
5.63%, 08/14/2024(b)	GBP 200,000	252,708
1.50%, 07/21/2025(b)	EUR 200,000	212,126
1.38%, 06/01/2026(b)	EUR 50,000	52,159
0.38%, 06/17/2027(b)	EUR 100,000	97,052
1.00%, 10/20/2027(b)	GBP 225,000	237,949
3.88%, 03/09/2029(b)	EUR 200,000	222,400
2.88%, 04/11/2029(b)	GBP 200,000	220,970
0.38%, 05/28/2029(b)	EUR 100,000	90,526
0.50%, 06/17/2030(b)	EUR 120,000	105,034
0.88%, 09/28/2034(b)	EUR 220,000	171,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Italy-(continued)
0.88%, 06/17/2036(b)	EUR 100,000	$73,619
5.75%, 09/14/2040(b)	GBP 350,000	449,328
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP 180,000	231,729
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR 100,000	111,804
1.50%, 02/02/2026(b)	EUR 150,000	157,792
1.25%, 05/18/2026(b)	EUR 100,000	103,637
0.38%, 06/14/2028(b)	EUR 100,000	94,493
3.63%, 01/29/2029(b)	EUR 100,000	110,909
0.63%, 01/23/2030(b)	EUR 100,000	90,556
2.00%, 05/18/2031(b)	EUR 150,000	145,971
Intesa Sanpaolo S.p.A.
1.00%, 07/04/2024(b)	EUR 150,000	160,326
2.13%, 05/26/2025(b)	EUR 125,000	133,050
0.63%, 02/24/2026(b)	EUR 250,000	251,006
1.00%, 11/19/2026(b)	EUR 100,000	100,545
4.75%, 09/06/2027(b)	EUR 150,000	166,897
0.75%, 03/16/2028(b)	EUR 100,000	94,889
1.75%, 03/20/2028(b)	EUR 150,000	149,318
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR 100,000	101,223
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(b)	EUR 100,000	101,870
UniCredit S.p.A.
0.50%, 04/09/2025(b)	EUR 100,000	103,634
0.33%, 01/19/2026(b)	EUR 150,000	150,695
2.13%, 10/24/2026(b)	EUR 159,000	166,275
0.85%, 01/19/2031(b)	EUR 100,000	83,278

		5,582,212

Japan-2.41%
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP 100,000	126,358
0.69%, 10/07/2030(b)	EUR 100,000	86,624
NTT Finance Corp.
0.34%, 03/03/2030(b)	EUR 100,000	89,039
Series 16, 0.18%, 12/19/2025	JPY 100,000,000	733,836
Series 18, 0.38%, 09/20/2030	JPY 100,000,000	721,720
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR 200,000	205,640
0.63%, 10/23/2029(b)	EUR 125,000	111,441
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR 100,000	105,910
3.00%, 11/21/2030(b)	EUR 200,000	210,234
1.38%, 07/09/2032	EUR 200,000	180,429
2.00%, 07/09/2040	EUR 100,000	81,089

		2,652,320

Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR 100,000	91,251

Netherlands-4.52%
ABN AMRO Bank N.V.
1.38%, 01/16/2025(b)	GBP 100,000	117,966
3.75%, 04/20/2025(b)	EUR 100,000	110,559
1.25%, 05/28/2025(b)	EUR 200,000	209,923
0.60%, 01/15/2027(b)	EUR 100,000	97,741
4.00%, 01/16/2028(b)	EUR 200,000	219,245
5.13%, 02/22/2028(b)	GBP 200,000	248,981
0.50%, 09/23/2029(b)	EUR 100,000	88,400

	Principal Amount	Value
Netherlands-(continued)
1.00%, 06/02/2033(b)	EUR 100,000	$84,270
1.25%, 01/20/2034(b)	EUR 100,000	82,779
4.50%, 11/21/2034(b)	EUR 200,000	222,101
Cooperatieve Rabobank U.A.
1.25%, 01/14/2025(b)	GBP 100,000	117,611
5.25%, 09/14/2027(b)	GBP 100,000	122,220
4.63%, 05/23/2029(b)	GBP 400,000	465,913
1.13%, 05/07/2031(b)	EUR 100,000	89,413
ING Groep N.V.
1.13%, 02/14/2025(b)	EUR 100,000	105,623
2.13%, 01/10/2026(b)	EUR 100,000	106,659
3.00%, 02/18/2026(b)	GBP 300,000	354,693
1.38%, 01/11/2028(b)	EUR 100,000	98,897
2.00%, 09/20/2028(b)	EUR 200,000	200,674
2.50%, 11/15/2030(b)	EUR 200,000	202,937
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP 200,000	254,107
LeasePlan Corp. N.V.
0.25%, 02/23/2026(b)	EUR 100,000	99,351
0.25%, 09/07/2026(b)	EUR 100,000	97,374
Shell International Finance B.V.
1.50%, 04/07/2028(b)	EUR 100,000	101,714
1.25%, 05/12/2028(b)	EUR 100,000	99,797
0.75%, 08/15/2028(b)	EUR 150,000	145,441
0.50%, 11/08/2031(b)	EUR 100,000	86,250
1.88%, 04/07/2032(b)	EUR 100,000	96,407
1.25%, 11/11/2032(b)	EUR 100,000	89,753
0.88%, 11/08/2039(b)	EUR 100,000	70,015
1.75%, 09/10/2052(b)	GBP 100,000	60,949
TenneT Holding B.V.
2.13%, 11/17/2029(b)	EUR 100,000	103,760
4.50%, 10/28/2034(b)	EUR 200,000	237,197
0.88%, 06/16/2035(b)	EUR 100,000	85,424

		4,974,144

Norway-0.42%
Equinor ASA
1.38%, 05/22/2032(b)	EUR 100,000	92,798
1.63%, 02/17/2035(b)	EUR 200,000	179,048
Telenor ASA, 1.13%, 05/31/2029(b)	EUR 200,000	192,107

		463,953

Portugal-0.18%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR 200,000	198,379

Spain-6.02%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR 200,000	208,171
3.00%, 03/27/2031(b)	EUR 100,000	101,389
Banco Bilbao Vizcaya Argentaria S.A.
0.38%, 10/02/2024(b)	EUR 100,000	105,382
1.38%, 05/14/2025(b)	EUR 100,000	105,436
0.75%, 06/04/2025(b)	EUR 100,000	104,060
1.75%, 11/26/2025(b)	EUR 200,000	210,632
1.00%, 06/21/2026(b)	EUR 100,000	102,004
0.38%, 11/15/2026(b)	EUR 100,000	98,885
0.50%, 01/14/2027(b)	EUR 100,000	97,734
3.50%, 02/10/2027(b)	EUR 100,000	107,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Spain-(continued)
3.38%, 09/20/2027(b)	EUR 200,000	$217,112
4.38%, 10/14/2029(b)	EUR 100,000	113,437
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR 200,000	205,476
Banco Santander S.A.
1.38%, 07/31/2024(b)	GBP 200,000	239,027
1.13%, 01/17/2025(b)	EUR 200,000	211,206
2.50%, 03/18/2025(b)	EUR 200,000	214,978
1.38%, 01/05/2026(b)	EUR 300,000	309,950
3.25%, 04/04/2026(b)	EUR 200,000	215,164
1.50%, 04/14/2026(b)	GBP 200,000	222,922
0.30%, 10/04/2026(b)	EUR 100,000	98,908
3.13%, 01/19/2027(b)	EUR 100,000	106,077
0.50%, 02/04/2027(b)	EUR 200,000	193,772
1.75%, 02/17/2027(b)	GBP 200,000	217,047
1.13%, 06/23/2027(b)	EUR 100,000	99,049
2.13%, 02/08/2028(b)	EUR 200,000	199,009
0.20%, 02/11/2028(b)	EUR 200,000	186,465
5.13%, 01/25/2030(b)	GBP 100,000	123,216
1.63%, 10/22/2030(b)	EUR 100,000	88,423
1.00%, 11/04/2031(b)	EUR 200,000	175,129
CaixaBank S.A.
0.38%, 02/03/2025(b)	EUR 200,000	208,003
1.38%, 06/19/2026(b)	EUR 200,000	202,881
3.75%, 09/07/2029(b)	EUR 100,000	109,887
Iberdrola Finanzas S.A., 1.38%, 03/11/2032(b)	EUR 100,000	95,625
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR 200,000	204,272
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR 100,000	104,267
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP 100,000	125,975
1.46%, 04/13/2026(b)	EUR 100,000	104,814
1.45%, 01/22/2027(b)	EUR 100,000	103,354
1.20%, 08/21/2027(b)	EUR 200,000	202,435
1.72%, 01/12/2028(b)	EUR 200,000	206,011
1.79%, 03/12/2029(b)	EUR 100,000	100,882
0.66%, 02/03/2030(b)	EUR 200,000	184,136

		6,629,827

Sweden-2.32%
Heimstaden Bostad Treasury B.V., 0.25%, 10/13/2024(b)	EUR 125,000	124,927
Skandinaviska Enskilda Banken AB
4.00%, 11/09/2026(b)	EUR 200,000	220,110
1.75%, 11/11/2026(b)	EUR 100,000	103,186
3.75%, 02/07/2028(b)	EUR 200,000	216,635
0.38%, 06/21/2028(b)	EUR 200,000	181,750
0.63%, 11/12/2029(b)	EUR 200,000	175,958
Svenska Handelsbanken AB
0.13%, 11/03/2026(b)	EUR 100,000	97,874
0.05%, 09/06/2028(b)	EUR 100,000	91,152
1.38%, 02/23/2029(b)	EUR 130,000	122,840
0.50%, 02/18/2030(b)	EUR 200,000	173,693
Swedbank AB
3.75%, 11/14/2025(b)	EUR 100,000	110,310
0.25%, 11/02/2026(b)	EUR 100,000	97,524
2.10%, 05/25/2027(b)	EUR 200,000	206,629

	Principal Amount	Value
Sweden-(continued)
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK 2,000,000	$194,335
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP 300,000	439,524

		2,556,447

Switzerland-2.27%
Credit Suisse AG
1.13%, 12/15/2025(b)	GBP 300,000	333,872
0.25%, 01/05/2026(b)	EUR 225,000	221,903
7.75%, 03/10/2026(b)	GBP 100,000	130,689
1.50%, 04/10/2026(b)	EUR 150,000	151,967
0.25%, 09/01/2028(b)	EUR 120,000	105,738
Credit Suisse Group AG
2.75%, 08/08/2025(b)	GBP 150,000	172,603
0.63%, 01/18/2033(b)	EUR 248,000	181,320
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(b)	EUR 100,000	103,391
0.50%, 09/03/2030(b)	EUR 100,000	86,699
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR 200,000	199,271
2.00%, 03/26/2038(b)	EUR 100,000	89,394
UBS AG
0.01%, 03/31/2026(b)	EUR 200,000	196,967
0.50%, 03/31/2031(b)	EUR 200,000	170,333
UBS Group AG
1.25%, 09/01/2026(b)	EUR 200,000	199,108
0.63%, 02/24/2033(b)	EUR 200,000	154,783

		2,498,038

United Kingdom-13.10%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP 200,000	256,289
Annington Funding PLC
3.18%, 07/12/2029(b)	GBP 150,000	158,685
3.69%, 07/12/2034(b)	GBP 200,000	198,186
3.94%, 07/12/2047(b)	GBP 200,000	176,581
B.A.T. International Finance PLC
4.00%, 09/04/2026(b)	GBP 150,000	177,734
2.25%, 06/26/2028(b)	GBP 140,000	145,298
2.25%, 01/16/2030(b)	EUR 200,000	184,416
6.00%, 11/24/2034(b)	GBP 150,000	170,643
2.25%, 09/09/2052(b)	GBP 200,000	100,609
Barclays PLC
3.00%, 05/08/2026(b)	GBP 200,000	232,511
3.25%, 02/12/2027(b)	GBP 350,000	402,247
BG Energy Capital PLC
5.13%, 12/01/2025(b)	GBP 250,000	315,881
5.00%, 11/04/2036(b)	GBP 150,000	184,346
Blend Funding PLC, 3.46%, 09/21/2047(b)	GBP 200,000	194,266
BP Capital Markets PLC
2.97%, 02/27/2026(b)	EUR 100,000	109,371
1.57%, 02/16/2027(b)	EUR 100,000	103,321
2.52%, 04/07/2028(b)	EUR 100,000	105,806
1.23%, 05/08/2031(b)	EUR 100,000	91,979
2.82%, 04/07/2032(b)	EUR 200,000	205,006
British Telecommunications PLC
1.75%, 03/10/2026(b)	EUR 200,000	210,702
1.50%, 06/23/2027(b)	EUR 100,000	102,125
5.75%, 12/07/2028(b)	GBP 150,000	192,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
United Kingdom-(continued)
3.13%, 11/21/2031(b)	GBP 100,000	$106,727
6.38%, 06/23/2037(b)	GBP 200,000	259,784
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP 250,000	267,197
2.63%, 09/22/2038(b)	GBP 200,000	173,251
2.75%, 09/22/2046(b)	GBP 300,000	232,118
CCEP Finance Ireland DAC, 0.88%, 05/06/2033(b)	EUR 100,000	84,770
Centrica PLC
4.38%, 03/13/2029(b)	GBP 150,000	178,253
7.00%, 09/19/2033(b)	GBP 272,000	380,818
4.25%, 09/12/2044(b)	GBP 150,000	152,134
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP 130,000	113,204
Diageo Finance PLC, 2.50%, 03/27/2032(b)	EUR 100,000	102,392
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR 200,000	194,071
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP 200,000	262,392
6.45%, 12/10/2031(b)	GBP 250,000	336,446
5.88%, 05/13/2041(b)	GBP 200,000	259,901
4.63%, 10/31/2046(b)	GBP 200,000	219,056
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP 150,000	172,472
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP 200,000	182,753
HSBC Holdings PLC
0.88%, 09/06/2024(b)	EUR 200,000	212,690
2.50%, 03/15/2027(b)	EUR 100,000	105,566
2.63%, 08/16/2028(b)	GBP 300,000	330,642
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR 100,000	80,336
Imperial Brands Finance PLC
5.50%, 09/28/2026(b)	GBP 150,000	185,646
4.88%, 06/07/2032(b)	GBP 200,000	216,500
Lloyds Bank Corporate Markets PLC
1.75%, 07/11/2024(b)	GBP 200,000	240,808
2.38%, 04/09/2026(b)	EUR 200,000	213,045
Lloyds Banking Group PLC, 2.25%, 10/16/2024(b)	GBP 300,000	360,520
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP 225,000	291,274
Nationwide Building Society
0.25%, 07/22/2025(b)	EUR 200,000	204,620
3.25%, 01/20/2028(b)	GBP 100,000	116,894
NatWest Markets PLC
2.75%, 04/02/2025(b)	EUR 100,000	108,377
0.13%, 11/12/2025(b)	EUR 100,000	100,575
0.13%, 06/18/2026(b)	EUR 200,000	196,935
1.38%, 03/02/2027(b)	EUR 100,000	100,476
6.38%, 11/08/2027(b)	GBP 200,000	260,704
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP 100,000	76,090
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP 150,000	178,326
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP 150,000	186,987

	Principal Amount	Value
United Kingdom-(continued)
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP 200,000	$241,881
Sky Ltd., 2.50%, 09/15/2026(b)	EUR 100,000	107,349
SSE PLC, 8.38%, 11/20/2028(b)	GBP 183,000	264,653
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP 100,000	112,684
4.38%, 01/18/2038(b)	GBP 200,000	238,246
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP 300,000	371,480
Thames Water Utilities Finance PLC
4.00%, 06/19/2025(b)	GBP 200,000	245,454
5.13%, 09/28/2037(b)	GBP 150,000	177,906
5.50%, 02/11/2041(b)	GBP 100,000	122,825
Vodafone Group PLC
2.20%, 08/25/2026(b)	EUR 100,000	106,934
1.63%, 11/24/2030(b)	EUR 200,000	192,876
1.60%, 07/29/2031(b)	EUR 151,000	143,254
3.38%, 08/08/2049(b)	GBP 200,000	174,064
5.13%, 12/02/2052(b)	GBP 200,000	231,497
3.00%, 08/12/2056(b)	GBP 300,000	227,062

		14,421,277

United States-2.25%
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR 200,000	188,083
3.00%, 10/15/2028	EUR 100,000	108,232
1.63%, 03/07/2031	EUR 150,000	144,811
3.13%, 10/15/2031	EUR 100,000	106,821
0.75%, 10/15/2032	EUR 100,000	86,561
1.38%, 10/15/2040	EUR 100,000	73,901
1.63%, 10/15/2050	EUR 100,000	65,739
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR 100,000	87,021
Sanofi
Series 12FX, 1.38%, 03/21/2030(b)	EUR 300,000	297,317
Series 20FX, 1.88%, 03/21/2038(b)	EUR 100,000	93,140
Stellantis N.V.
3.88%, 01/05/2026(b)	EUR 100,000	111,036
2.75%, 05/15/2026(b)	EUR 100,000	108,342
0.63%, 03/30/2027(b)	EUR 200,000	197,023
4.50%, 07/07/2028(b)	EUR 100,000	114,000
0.75%, 01/18/2029(b)	EUR 100,000	93,160
4.38%, 03/14/2030(b)	EUR 200,000	224,754
2.75%, 04/01/2032(b)	EUR 100,000	98,112
1.25%, 06/20/2033(b)	EUR 100,000	82,757
Toyota Motor Credit Corp.
0.25%, 07/16/2026(b)	EUR 100,000	100,199
0.13%, 11/05/2027(b)	EUR 100,000	95,408

		2,476,417

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.83% (Cost $123,031,579)		108,808,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 4.83%(e)(f)(g)	39,765	$39,765
Invesco Private Prime Fund, 4.99%(e)(f)(g)	102,253	102,253

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $142,021)		142,018

TOTAL INVESTMENTS IN SECURITIES-98.96% (Cost $123,173,600)		108,950,579
OTHER ASSETS LESS LIABILITIES-1.04%		1,144,057

NET ASSETS-100.00%		$110,094,636

Investment Abbreviations:

AUD-Australian Dollar

CAD-Canadian Dollar

EUR-Euro

GBP-British Pound Sterling

JPY-Japanese Yen

SEK-Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $82,699,271, which represented 75.12% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at April 30, 2023.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$296,525	$5,557,154	$(5,853,679)	$-	$-	$-	$1,278

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	187,446	43,838	(191,519)	-	-	39,765	991	*

Invesco Private Prime Fund	484,184	44,907	(426,876)	(6)	44	102,253	2,682	*

Total	$968,155	$5,645,899	$(6,472,074)	$(6)	$44	$142,018	$4,951

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2023

Financials	51.61

Utilities	14.06

Communication Services	9.74

Industrials	5.10

Energy	5.02

Consumer Discretionary	4.25

Sector Types Each Less Than 3%	9.05

Money Market Funds Plus Other Assets Less Liabilities	1.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities

April 30, 2023

(Unaudited)

		Invesco
	Invesco Emerging	Global Short Term	Invesco International
	Markets Sovereign	High Yield Bond	Corporate Bond
	Debt ETF (PCY)	ETF (PGHY)	ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$1,541,192,113	$160,735,270	$108,808,561
Affiliated investments in securities, at value	25,405,504	4,572,151	142,018
Cash	34,125	313,124	-
Foreign currencies, at value	43,394	10,492	372,619
Deposits with brokers:
Cash segregated as collateral	534,657	443,464	685,778
Receivable for:
Dividends and interest	22,334,386	2,902,614	1,262,478
Securities lending	23,034	3,499	17
Investments sold	-	1,624,648	1,039,886
Fund shares sold	-	223,896	210,656
Foreign tax reclaims	-		48,228
Investments matured, at value	-	511,394	-

Total assets	1,589,567,213	171,340,552	112,570,241

Liabilities:
Due to custodian	-	-	2,513
Payable for:
Investments purchased	-	1,250,780	1,601,693
Collateral upon return of securities loaned	22,702,913	3,806,785	142,021
Collateral upon receipt of securities in-kind	534,657	443,464	685,778
Fund shares repurchased	-	510,309	-
Accrued unitary management fees	646,637	48,768	43,600

Total liabilities	23,884,207	6,060,106	2,475,605

Net Assets	$1,565,683,006	$165,280,446	$110,094,636

Net assets consist of:
Shares of beneficial interest	$2,870,220,422	$213,430,301	$132,408,151
Distributable earnings (loss)	(1,304,537,416)	(48,149,855)	(22,313,515)

Net Assets	$1,565,683,006	$165,280,446	$110,094,636

Shares outstanding (unlimited amount authorized, $0.01 par value)	81,800,000	8,600,000	5,000,000
Net asset value	$19.14	$19.22	$22.02

Market price	$19.24	$19.22	$22.07

Unaffiliated investments in securities, at cost	$1,922,877,173	$168,418,324	$123,031,579

Affiliated investments in securities, at cost	$25,407,102	$4,572,509	$142,021

Foreign currencies, at cost	$41,339	$9,684	$374,737

Investments matured, at cost	$-	$8,173,199	$-

(a) Includes securities on loan with an aggregate value of:	$22,140,413	$3,666,166	$135,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Statements of Operations

For the six months ended April 30, 2023

(Unaudited)

		Invesco
	Invesco Emerging	Global Short Term	Invesco International
	Markets Sovereign	High Yield Bond	Corporate Bond
	Debt ETF (PCY)	ETF (PGHY)	ETF (PICB)
Investment income:
Unaffiliated interest income	$58,109,605	$6,112,578	$1,432,313
Affiliated dividend income	98,230	68,432	1,278
Securities lending income, net	387,968	61,091	163
Foreign withholding tax	-	-	(706)

Total investment income	58,595,803	6,242,101	1,433,048

Expenses:
Unitary management fees	4,057,479	315,974	270,241
Tax expenses	-	1,314	-

Total expenses	4,057,479	317,288	270,241

Less: Waivers	(2,192)	(1,503)	(32)

Net expenses	4,055,287	315,785	270,209

Net investment income	54,540,516	5,926,316	1,162,839

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(58,487,847)	(3,673,868)	(1,208,214)
Affiliated investment securities	4,399	670	44
In-kind redemptions	119,207	(470,889)	(1,015,005)
Foreign currencies	23	(55)	16,738

Net realized gain (loss)	(58,364,218)	(4,144,142)	(2,206,437)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	226,304,645	5,341,452	13,521,264
Affiliated investment securities	137	(305)	(6)
Foreign currencies	2,716	1,963	78,373

Change in net unrealized appreciation	226,307,498	5,343,110	13,599,631

Net realized and unrealized gain	167,943,280	1,198,968	11,393,194

Net increase in net assets resulting from operations	$222,483,796	$7,125,284	$12,556,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco Emerging
	Markets Sovereign		Invesco Global Short Term High
	Debt ETF (PCY)		Yield Bond ETF (PGHY)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2023	2022	2023	2022
Operations:
Net investment income	$54,540,516	$117,948,965	$5,926,316	$8,743,370
Net realized gain (loss)	(58,364,218)	(407,991,262)	(4,144,142)	(18,067,376)
Change in net unrealized appreciation (depreciation)	226,307,498	(509,448,621)	5,343,110	(6,998,230)

Net increase (decrease) in net assets resulting from operations	222,483,796	(799,490,918)	7,125,284	(16,322,236)

Distributions to Shareholders from:
Distributable earnings	(52,770,290)	(121,305,087)	(5,488,536)	(8,881,528)
Return of capital	-	-	-	(1,187,837)

Total distributions to shareholders	(52,770,290)	(121,305,087)	(5,488,536)	(10,069,365)

Shareholder Transactions:
Proceeds from shares sold	178,505,467	470,231,665	6,787,242	11,704,032
Value of shares repurchased	(211,915,838)	(843,971,292)	(29,948,083)	(34,870,522)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(33,410,371)	(373,739,627)	(23,160,841)	(23,166,490)

Net increase (decrease) in net assets	136,303,135	(1,294,535,632)	(21,524,093)	(49,558,091)

Net assets:
Beginning of period	1,429,379,871	2,723,915,503	186,804,539	236,362,630

End of period	$1,565,683,006	$1,429,379,871	$165,280,446	$186,804,539

Changes in Shares Outstanding:
Shares sold	9,400,000	20,900,000	350,000	600,000
Shares repurchased	(11,100,000)	(39,200,000)	(1,550,000)	(1,750,000)
Shares outstanding, beginning of period	83,500,000	101,800,000	9,800,000	10,950,000

Shares outstanding, end of period	81,800,000	83,500,000	8,600,000	9,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco International Corporate Bond ETF (PICB)
Six Months Ended	Year Ended
April 30,	October 31,
2023	2022

$1,162,839	$1,356,760
(2,206,437)	(14,079,908)
13,599,631	(30,471,789)

12,556,033	(43,194,937)

(1,142,889)	(1,125,779)
-	(984,729)

(1,142,889)	(2,110,508)

18,053,902	44,894,274
(16,989,753)	(24,976,244)
8,245	17,214

1,072,394	19,935,244

12,485,538	(25,370,201)

97,609,098	122,979,299

$110,094,636	$97,609,098

850,000	1,650,000
(800,000)	(1,050,000)
4,950,000	4,350,000

5,000,000	4,950,000

31

Financial Highlights

Invesco Emerging Markets Sovereign Debt ETF (PCY)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$17.12		$26.76	$26.89	$29.12	$26.20	$29.62

Net investment income(a)	0.63		1.25	1.23	1.28	1.41	1.26
Net realized and unrealized gain (loss) on investments	2.00		(9.61)	(0.10)	(2.20)	2.93	(3.42)

Total from investment operations	2.63		(8.36)	1.13	(0.92)	4.34	(2.16)

Distributions to shareholders from:
Net investment income	(0.61)		(1.28)	(1.26)	(1.31)	(1.42)	(1.26)

Net asset value at end of period	$19.14		$17.12	$26.76	$26.89	$29.12	$26.20

Market price at end of period(b)	$19.24		$16.88	$26.73	$26.81	$29.13	$26.13

Net Asset Value Total Return(c)	15.46%		(31.97)%	4.17%	(3.07)%	16.91%	(7.42)%
Market Price Total Return(c)	17.73%		(32.83)%	4.38%	(3.38)%	17.28%	(7.66)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,565,683		$1,429,380	$2,723,916	$2,675,446	$3,535,387	$3,704,365
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.72	%(d)	5.73%	4.47%	4.63%	5.03%	4.51%
Portfolio turnover rate(e)	19%		40%	41%	28%	28%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco Global Short Term High Yield Bond ETF (PGHY)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$19.06		$21.59	$21.58	$22.82	$23.14	$24.14

Net investment income(a)	0.63		0.86	0.96	1.18	1.20	1.24
Net realized and unrealized gain (loss) on investments	0.12		(2.40)	0.18	(1.20)	(0.32)	(1.00)

Total from investment operations	0.75		(1.54)	1.14	(0.02)	0.88	0.24

Distributions to shareholders from:
Net investment income	(0.59)		(0.87)	(0.96)	(1.19)	(1.20)	(1.24)
Return of capital	-		(0.12)	(0.17)	(0.03)	-	-

Total distributions	(0.59)		(0.99)	(1.13)	(1.22)	(1.20)	(1.24)

Net asset value at end of period	$19.22		$19.06	$21.59	$21.58	$22.82	$23.14

Market price at end of period(b)	$19.22		$18.96	$21.62	$21.59	$22.81	$23.03

Net Asset Value Total Return(c)	3.97%		(7.26)%	5.33%	0.02%	3.90%	1.05%
Market Price Total Return(c)	4.52%		(7.87)%	5.42%	0.15%	4.36%	0.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$165,280		$186,805	$236,363	$196,355	$230,477	$216,400
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	6.56	%(d)	4.29%	4.36%	5.39%	5.21%	5.25%
Portfolio turnover rate(e)	50%		58%	59%	54%	57%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco International Corporate Bond ETF (PICB)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$19.72		$28.27	$28.10	$26.96	$25.31		$26.88

Net investment income(a)	0.23		0.26	0.29	0.34	0.39		0.43
Net realized and unrealized gain (loss) on investments	2.29		(8.39)	0.20	1.13	1.65		(1.57)

Total from investment operations	2.52		(8.13)	0.49	1.47	2.04		(1.14)

Distributions to shareholders from:
Net investment income	(0.22)		(0.14)	(0.29)	(0.34)	(0.23)		(0.43)
Net realized gains	-		(0.09)	(0.03)	-	-		-
Return of capital	-		(0.19)	-	-	(0.16)		-

Total distributions	(0.22)		(0.42)	(0.32)	(0.34)	(0.39)		(0.43)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00	(b)	-

Net asset value at end of period	$22.02		$19.72	$28.27	$28.10	$26.96		$25.31

Market price at end of period(c)	$22.07		$19.73	$28.31	$28.15	$26.84		$25.28

Net Asset Value Total Return(d)	12.84%		(29.02)%	1.73%	5.57%	8.12%		(4.31)%
Market Price Total Return(d)	13.04%		(29.09)%	1.69%	6.24%	7.77%		(4.46)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$110,095		$97,609	$122,979	$118,025	$111,878		$118,969
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.51	%(f)	0.50%
Net investment income	2.15	%(e)	1.08%	0.99%	1.27%	1.49	%(f)	1.58%
Portfolio turnover rate(g)	10%		28%	22%	22%	23%		12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Emerging Markets Sovereign Debt ETF (PCY)	“Emerging Markets Sovereign Debt ETF”
Invesco Global Short Term High Yield Bond ETF (PGHY)	“Global Short Term High Yield Bond ETF”
Invesco International Corporate Bond ETF (PICB)	“International Corporate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global Short Term High Yield Bond ETF	DB Global Short Maturity High Yield Bond Index
International Corporate Bond ETF	S&P International Corporate Bond Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

35

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

36

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing

37

agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2023, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, there were no affiliated securities lending transactions with Invesco.

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K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or

39

economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds” or “high yield bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Emerging Markets Sovereign Debt ETF	0.50%
Global Short Term High Yield Bond ETF	0.35%
International Corporate Bond ETF	0.50%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2023, the Adviser waived fees for each Fund in the following amounts:

Emerging Markets Sovereign Debt ETF	$2,192
Global Short Term High Yield Bond ETF	1,503
International Corporate Bond ETF	32

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global Short Term High Yield Bond ETF	Deutsche Bank Securities Inc.
International Corporate Bond ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

41

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023, for each Fund (except for International Corporate Bond ETF). As of April 30, 2023, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,541,192,113	$-	$1,541,192,113
Money Market Funds	2,704,189	22,701,315	-	25,405,504

Total Investments	$2,704,189	$1,563,893,428	$-	$1,566,597,617

Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$160,282,444	$0	$160,282,444
Preferred Stocks	-	-	268,000	268,000
Common Stocks & Other Equity Interests	11	168,364	0	168,375
Non-U.S. Dollar Denominated Bonds & Notes	-	16,451	-	16,451
Money Market Funds	765,724	3,806,427	-	4,572,151

Total Investments in Securities	765,735	164,273,686	268,000	165,307,421

Other Investments - Assets
Investments Matured	-	469,780	41,614	511,394

Total Investments	$765,735	$164,743,466	$309,614	$165,818,815

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Emerging Markets Sovereign Debt ETF	$306,562,180	$552,085,194	$858,647,374
Global Short Term High Yield Bond ETF	7,746,895	21,254,205	29,001,100
International Corporate Bond ETF	2,905,165	2,819,562	5,724,727

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Emerging Markets Sovereign Debt ETF	$313,723,804	$306,127,297
Global Short Term High Yield Bond ETF	86,144,092	86,954,826
International Corporate Bond ETF	13,823,593	10,780,148

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For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
Emerging Markets Sovereign Debt ETF	$166,492,981	$201,074,385
Global Short Term High Yield Bond ETF	6,537,376	22,856,713
International Corporate Bond ETF	14,638,511	16,267,947

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Emerging Markets Sovereign Debt ETF	$5,187,205	$(394,485,311)	$(389,298,106)	$1,955,895,723
Global Short Term High Yield Bond ETF	889,065	(16,333,288)	(15,444,223)	181,263,039
International Corporate Bond ETF	1,836,056	(16,281,317)	(14,445,261)	123,395,840

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Subsequent Event

On June 22, 2023, the Board approved changes to Invesco Global Short Term High Yield Bond ETF’s name, investment objective, underlying index and principal investment strategy. The Fund’s name will change to Invesco Global ex-US High Yield Corporate Bond ETF. The Fund’s underlying index will change to ICE USD Global High Yield Excluding US Issuers Constrained Index (the “New Underlying Index”), the investment objective will change to track the investment results (before fees and expenses) of the New Underlying Index, and the principal investment strategy will change to generally invest at least 80% of the Fund’s total assets in the components of the New Underlying Index. These changes will be effective after the close of markets on August 25, 2023.

43

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2022	April 30, 2023	Six-Month Period	Six-Month Period(1)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Actual	$1,000.00	$1,154.60	0.50%	$2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Global Short Term High Yield Bond ETF (PGHY)
Actual	1,000.00	1,039.70	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco International Corporate Bond ETF (PICB)
Actual	1,000.00	1,128.40	0.50	2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

44

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Invesco Alerian Galaxy Crypto Economy ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco ESG NASDAQ 100 ETF

Invesco ESG NASDAQ Next Gen 100 ETF

Invesco ESG S&P 500 Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack Achievers™ ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco MSCI Green Building ETF

Invesco NASDAQ 100 ETF

Invesco Nasdaq Biotechnology ETF

Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco PHLX Semiconductor ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 QVM Multi-factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 QVM Multi-factor ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 QVM Multi-factor ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free ETF

Also at the April 18, 2023 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

45

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2022, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates the Sub-Advisers (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;

●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;

●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;

●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

46

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;

●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

●	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;

●	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF and Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;

●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;

●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;

●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and

●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The

47

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 1-30 Laddered Treasury ETF			X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global Short Term High Yield Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF	X	N/A	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF			X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X
Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaSM MSCI USA ETF	X	X	X
Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

48

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF	X		X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF	X		X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free ETF		N/A	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Senior Loan ETF’s, Invesco MSCI Green Building ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco International Corporate Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the

49

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis. For Invesco PureBetaSM FTSE Developed ex-North America ETF, Invesco PureBetaSM FTSE Emerging Markets ETF, Invesco PureBetaSM MSCI USA Small Cap ETF and Invesco PureBetaSM US Aggregate Bond ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Investment Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 18, 2023. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

50

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 24 and April 18, 2023 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2023 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

51

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-9	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

April 30, 2023

EELV   Invesco S&P Emerging Markets Low Volatility ETF

EEMO  Invesco S&P Emerging Markets Momentum ETF

IDLV    Invesco S&P International Developed Low Volatility ETF

IDMO   Invesco S&P International Developed Momentum ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Brazil-4.29%
Ambev S.A.	1,297,500	$3,672,427
BB Seguridade Participacoes S.A.	497,600	3,412,586
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	1,061,900	4,892,570
ENGIE Brasil Energia S.A.	547,200	4,509,641
Equatorial Energia S.A.	635,300	3,471,841
Itausa S.A., Preference Shares	2,066,610	3,585,591
Neoenergia S.A.	1,138,500	3,515,961
Telefonica Brasil S.A.	496,000	4,076,780
TIM S.A.	1,489,100	4,167,105

		35,304,502

Chile-1.78%
Banco de Chile	39,335,290	4,214,364
Banco de Credito e Inversiones S.A.	101,466	3,079,806
Banco Santander Chile	78,328,262	3,768,856
Enel Americas S.A.	26,364,497	3,615,064

		14,678,090

China-6.08%
Agricultural Bank of China Ltd., H Shares	13,062,597	5,042,060
Bank of China Ltd., H Shares	13,072,232	5,212,307
Bank of Communications Co. Ltd., H Shares	5,933,789	3,824,886
CGN Power Co. Ltd., H Shares(a)	13,632,084	3,594,748
China CITIC Bank Corp. Ltd., H Shares	8,582,724	4,635,823
China Construction Bank Corp., H Shares	6,433,490	4,302,707
China Everbright Bank Co. Ltd., H Shares	12,888,229	4,121,002
China Minsheng Banking Corp. Ltd., H Shares	9,792,093	3,592,559
China Petroleum & Chemical Corp., H Shares	5,599,598	3,659,402
Hengan International Group Co. Ltd.	785,251	3,501,164
Industrial & Commercial Bank of China Ltd., H Shares	7,915,320	4,255,169
People’s Insurance Co. Group of China Ltd. (The), H Shares	11,104,741	4,357,075

		50,098,902

Greece-0.47%
OPAP S.A.	228,822	3,905,498

India-0.48%
Dr. Reddy’s Laboratories Ltd., ADR(b)	64,951	3,926,937

Indonesia-2.92%
PT Bank Central Asia Tbk	6,940,117	4,281,395
PT Bank Negara Indonesia (Persero) Tbk	5,571,992	3,579,824
PT Bank Rakyat Indonesia (Persero) Tbk	10,718,891	3,726,404
PT Indofood CBP Sukses Makmur Tbk	5,234,092	3,773,042
PT Indofood Sukses Makmur Tbk	10,707,021	4,707,586
PT Telkom Indonesia (Persero) Tbk	13,748,949	3,983,165

		24,051,416

Kuwait-2.17%
Gulf Bank KSCP	3,691,324	3,385,872
Kuwait Finance House KSCP	1,479,946	3,594,189
Mobile Telecommunications Co. KSCP	2,795,280	5,191,821
National Bank of Kuwait SAKP	1,742,661	5,705,530

		17,877,412

	Shares	Value
Malaysia-9.18%
AMMB Holdings Bhd	4,401,500	$3,562,250
CIMB Group Holdings Bhd	3,467,400	3,933,425
Genting Bhd	3,435,500	3,619,964
Genting Malaysia Bhd	7,085,700	4,304,954
Hong Leong Bank Bhd	1,507,200	6,805,293
IHH Healthcare Bhd	3,704,847	4,759,281
Kuala Lumpur Kepong Bhd	707,100	3,408,284
Malayan Banking Bhd	4,072,492	7,906,688
Malaysia Airports Holdings Bhd	2,434,600	3,847,983
MISC Bhd	2,772,400	4,537,276
Petronas Chemicals Group Bhd	2,329,000	3,696,743
Public Bank Bhd	5,711,000	4,980,560
RHB Bank Bhd	4,440,400	5,455,306
Sime Darby Bhd	7,934,800	3,860,221
Telekom Malaysia Bhd	2,948,900	3,279,127
Tenaga Nasional Bhd	1,988,372	3,967,383
TIME dotCom Bhd	3,015,100	3,710,996

		75,635,734

Mexico-2.32%
America Movil S.A.B. de C.V., Class B(b)(c)	3,281,784	3,527,567
Arca Continental S.A.B. de C.V.	411,516	3,903,231
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(d)	383,700	3,720,650
Grupo Elektra S.A.B. de C.V.(b)	73,913	4,721,926
Wal-Mart de Mexico S.A.B. de C.V., Series V	804,513	3,232,948

		19,106,322

Qatar-0.55%
Qatar Fuel Q.S.C.	1,006,475	4,573,378

Romania-0.50%
NEPI Rockcastle N.V.(b)	679,100	4,105,707

Russia-0.05%
Mobile TeleSystems PJSC, ADR(c)(e)	206,291	0
X5 Retail Group N.V., GDR(a)(c)(e)	51,546	422,363

		422,363

Saudi Arabia-3.07%
Almarai Co. JSC	230,979	3,627,233
Jarir Marketing Co.	94,669	4,119,226
Saudi Arabian Oil Co.(a)	428,580	4,113,600
Saudi Basic Industries Corp.	154,054	3,791,075
Saudi Telecom Co.	485,941	5,830,204
Yanbu National Petrochemical Co., Class A	319,904	3,812,544

		25,293,882

South Africa-3.71%
Bidvest Group Ltd. (The)	252,285	3,457,169
Clicks Group Ltd.(b)	236,217	3,453,900
Growthpoint Properties Ltd.(b)	5,161,904	3,593,958
MultiChoice Group	490,438	3,071,047
OUTsurance Group Ltd.	1,686,038	3,209,086
Pepkor Holdings Ltd.(a)	3,206,395	2,972,497
Remgro Ltd.(b)	443,625	3,397,597
Shoprite Holdings Ltd.(b)	279,872	3,412,728
Vodacom Group Ltd.	575,811	3,943,874

		30,511,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
South Korea-9.49%
BNK Financial Group, Inc.	772,957	$3,834,754
Cheil Worldwide, Inc.(b)	236,398	3,265,839
CJ CheilJedang Corp.(c)	13,626	3,150,961
CJ Corp.	52,513	3,590,062
HD Hyundai Co. Ltd.	74,217	3,282,760
Hite Jinro Co. Ltd.	189,384	3,148,382
Hyundai Motor Co.	25,589	3,776,022
Industrial Bank of Korea	519,866	3,907,540
Kangwon Land, Inc.	251,867	3,556,699
KT&G Corp.	88,230	5,656,107
LG Corp.	53,194	3,473,667
LG Uplus Corp.(b)	460,927	3,795,140
NH Investment & Securities Co. Ltd.	584,694	4,084,645
Samsung Biologics Co. Ltd.(a)(c)	6,466	3,773,122
Samsung C&T Corp.	38,662	3,165,986
Samsung Electronics Co. Ltd.	81,081	3,968,026
Samsung Fire & Marine Insurance Co. Ltd.	21,940	3,688,359
Samsung Life Insurance Co. Ltd.	74,376	3,684,346
Samsung SDS Co. Ltd.	34,694	3,040,650
Samsung Securities Co. Ltd.	135,494	3,426,832
Yuhan Corp.	112,443	4,839,149

		78,109,048

Taiwan-27.24%
Asia Cement Corp.	3,257,000	4,656,263
Catcher Technology Co. Ltd.	641,000	3,773,961
Cathay Financial Holding Co. Ltd.	2,421,000	3,342,976
Chang Hwa Commercial Bank Ltd.	10,341,009	5,987,475
Cheng Shin Rubber Industry Co. Ltd.	3,864,000	4,751,052
Chicony Electronics Co. Ltd.	1,343,000	4,237,489
China Development Financial Holding Corp.	7,691,000	3,277,290
China Steel Corp.	3,350,000	3,171,017
Chunghwa Telecom Co. Ltd.	1,476,222	6,098,404
Compal Electronics, Inc.	5,329,000	4,151,567
CTBC Financial Holding Co. Ltd.	4,760,053	3,499,299
E.Sun Financial Holding Co. Ltd.	4,891,937	3,970,199
Far Eastern New Century Corp.	4,095,000	4,249,183
Far EasTone Telecommunications Co. Ltd.	2,004,993	5,145,774
First Financial Holding Co. Ltd.	5,414,737	4,773,176
Formosa Chemicals & Fibre Corp.	2,005,095	4,493,813
Formosa Petrochemical Corp.	1,568,000	4,427,174
Formosa Plastics Corp.	1,374,000	4,196,750
Foxconn Technology Co. Ltd.	1,989,000	3,487,260
Fubon Financial Holding Co. Ltd.	1,758,950	3,375,719
Highwealth Construction Corp.	2,991,545	4,091,875
Hon Hai Precision Industry Co. Ltd.	1,332,000	4,527,739
Hua Nan Financial Holdings Co. Ltd.	5,904,167	4,205,945
IBF Financial Holdings Co. Ltd.	10,060,000	4,041,343
Inventec Corp.	4,777,000	5,143,326
King Yuan Electronics Co. Ltd.	2,193,000	3,352,720
Lite-On Technology Corp.	1,414,000	3,380,629
Mega Financial Holding Co. Ltd.	3,951,271	4,376,377
Nan Ya Plastics Corp.	1,376,930	3,493,553
Pegatron Corp.	1,634,000	3,720,582
Pou Chen Corp.	2,949,000	3,045,645
Powertech Technology, Inc.	1,328,000	3,965,533
President Chain Store Corp.	540,000	4,751,403
Qisda Corp.	3,274,000	3,684,814
Quanta Computer, Inc.	1,460,000	4,079,499
Radiant Opto-Electronics Corp.	1,095,000	4,024,884

	Shares	Value
Taiwan-(continued)
Shanghai Commercial & Savings Bank Ltd.
(The)	2,413,000	$3,645,893
Shin Kong Financial Holding Co. Ltd.	14,059,000	3,832,298
SinoPac Financial Holdings Co. Ltd.	6,569,475	3,568,683
Synnex Technology International Corp.	1,714,264	3,451,669
Taishin Financial Holding Co. Ltd.	7,031,806	3,957,071
Taiwan Business Bank	7,865,746	3,569,233
Taiwan Cement Corp.	3,463,974	4,360,602
Taiwan Cooperative Financial Holding Co. Ltd.	5,169,080	4,497,776
Taiwan High Speed Rail Corp.	5,847,000	5,905,484
Taiwan Mobile Co. Ltd.	1,890,162	6,363,561
Tatung Co. Ltd.(c)	3,060,000	3,244,889
Teco Electric and Machinery Co. Ltd.	3,543,000	5,088,183
Tripod Technology Corp.	976,000	3,650,972
Uni-President Enterprises Corp.	2,700,181	6,464,449
Wistron Corp.	3,749,000	5,670,603
WPG Holdings Ltd.	2,578,937	4,194,417
Yuanta Financial Holding Co. Ltd.	5,263,930	3,869,718

		224,287,209

Thailand-23.10%
Advanced Info Service PCL, NVDR	832,768	5,218,899
Airports of Thailand PCL, NVDR(c)	3,241,875	6,954,165
Asset World Corp. PCL, NVDR	21,487,313	3,335,025
Bangkok Bank PCL, NVDR	1,089,433	5,008,887
Bangkok Chain Hospital PCL, NVDR	6,239,478	3,965,054
Bangkok Commercial Asset Management PCL, NVDR	8,744,681	3,380,329
Bangkok Dusit Medical Services PCL, NVDR	4,647,841	3,981,239
Bangkok Expressway & Metro PCL, NVDR	17,564,277	4,552,130
Berli Jucker PCL, NVDR	3,078,707	3,516,204
BTS Group Holdings PCL, NVDR	24,026,744	5,417,847
Bumrungrad Hospital PCL, NVDR	539,485	3,760,083
Carabao Group PCL, NVDR	1,227,244	2,569,674
Central Pattana PCL, NVDR	1,994,041	3,970,855
Central Retail Corp. PCL, NVDR	3,116,208	4,083,763
Charoen Pokphand Foods PCL, NVDR	8,317,725	4,944,720
CP ALL PCL, NVDR.	2,354,784	4,465,108
Electricity Generating PCL, NVDR	1,172,254	5,372,509
Energy Absolute PCL, NVDR	1,557,034	3,089,217
Global Power Synergy PCL, NVDR	1,792,865	3,360,227
Gulf Energy Development PCL, NVDR	2,748,029	4,084,120
Home Product Center PCL, NVDR	10,419,595	4,271,889
Indorama Ventures PCL, NVDR	3,310,547	3,296,247
Intouch Holdings PCL, NVDR	2,568,434	5,641,190
IRPC PCL, NVDR	48,196,200	3,330,933
Kasikornbank PCL, NVDR	1,189,568	4,354,521
Kiatnakin Phatra Bank PCL, NVDR	2,298,522	4,038,694
Kiatnakin Phatra Bank PCL, Wts., expiring 12/31/2024(e)	191,543	0
Kiatnakin Phatra Bank PCL, Wts., expiring 12/31/2026(e)	191,543	0
Krung Thai Bank PCL, NVDR	8,415,280	4,435,904
Krungthai Card PCL, NVDR	3,113,107	4,809,031
Land & Houses PCL, NVDR	18,342,921	5,264,240
Minor International PCL, NVDR	3,480,685	3,210,823
Osotspa PCL, NVDR	4,048,892	3,497,835
PTT Global Chemical PCL, NVDR	2,642,137	3,211,031
PTT Oil & Retail Business PCL, NVDR	7,559,306	4,914,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Thailand-(continued)
PTT PCL, NVDR	5,285,412	$4,798,236
Ratch Group PCL, NVDR	4,167,158	4,606,786
SCG Packaging PCL, NVDR	2,424,662	3,124,244
Siam Cement PCL (The), NVDR	587,294	5,400,405
Siam Global House PCL, NVDR	6,526,010	3,268,022
Siam Makro PCL, NVDR	2,970,359	3,283,727
Thai Beverage PCL	9,362,514	4,491,256
Thai Union Group PCL, NVDR	8,732,048	3,528,875
Tisco Financial Group PCL, NVDR	2,269,908	5,999,244
TMBThanachart Bank PCL, NVDR	113,736,161	4,829,561
True Corp. PCL, NVDR	14,857,036	3,458,919
WHA Corp. PCL, NVDR	31,690,952	4,083,467

		190,179,597

United Arab Emirates-2.44%
Abu Dhabi National Oil Co. for Distribution PJSC	3,508,501	4,194,531
ADNOC Drilling Co. PJSC	3,736,940	4,365,869
Dubai Islamic Bank PJSC	2,876,358	4,355,270
Emaar Properties PJSC	2,125,972	3,433,283
Emirates NBD Bank PJSC	966,707	3,712,029

		20,060,982

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $794,510,405)		822,128,835

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.98%
Invesco Private Government Fund, 4.83%(f)(g)(h)	4,569,601	$4,569,601
Invesco Private Prime Fund, 4.99%(f)(g)(h)	11,750,404	11,750,404

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,320,164)		16,320,005

TOTAL INVESTMENTS IN SECURITIES-101.82% (Cost $810,830,569)		838,448,840
OTHER ASSETS LESS LIABILITIES-(1.82)%		(15,019,320)

NET ASSETS-100.00%		$823,429,520

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt Wts.-Warrants

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $14,876,330, which represented 1.81% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)	Non-income producing security.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$44,648,439	$(44,648,439)	$ -	$ -	$ -	$13,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,288,267	$15,516,942	$(14,235,608)	$-	$-	$4,569,601	$62,330	*

Invesco Private Prime Fund	8,453,393	34,335,388	(31,037,161)	(148)	(1,068)	11,750,404	168,182	*

Total	$11,741,660	$94,500,769	$(89,921,208)	$(148)	$(1,068)	$16,320,005	$244,509

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Financials	31.69

Consumer Staples	11.45

Communication Services	9.69

Information Technology	9.17

Industrials	7.45

Consumer Discretionary	7.45

Materials	6.16

Utilities	5.84

Energy	3.95

Health Care	3.52

Real Estate	3.47

Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P Emerging Markets Momentum ETF (EEMO)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.37%
Brazil-13.94%
Banco do Brasil S.A.	7,123	$61,024
BB Seguridade Participacoes S.A.	6,533	44,804
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	1,053	7,664
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,912	17,630
Cia Energetica de Minas Gerais, Preference Shares	6,046	14,925
CPFL Energia S.A.	800	5,299
Equatorial Energia S.A.	3,800	20,766
Gerdau S.A., Preference Shares	4,615	23,228
Hypera S.A.	2,556	19,031
Petro Rio S.A.(a)	4,150	28,826
Petroleo Brasileiro S.A.	15,698	83,685
Petroleo Brasileiro S.A., Preference Shares	19,943	94,476
Sendas Distribuidora S.A.	5,700	14,003
Vale S.A.	15,245	220,672

		656,033

Chile-1.81%
Banco de Chile	169,925	18,206
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	984	67,033

		85,239

China-5.96%
C&D International Investment Group Ltd.	3,400	10,417
China Coal Energy Co. Ltd., H Shares	9,400	8,047
China Petroleum & Chemical Corp., H Shares	99,200	64,828
China Resources Pharmaceutical Group Ltd.(b)	10,500	10,407
China Shenhua Energy Co. Ltd., H Shares	16,900	55,975
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares(a)	8,800	9,024
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	1,450	10,621
Inner Mongolia Yitai Coal Co. Ltd., B Shares	7,100	10,508
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	10,000	16,994
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	1,100	3,314
Vipshop Holdings Ltd., ADR(a)	1,493	23,440
Yadea Group Holdings Ltd.(b)	6,000	14,003
Yankuang Energy Group Co. Ltd., H Shares	7,183	24,569
Yuexiu Property Co. Ltd.	6,300	9,085
Zhaojin Mining Industry Co. Ltd., H Shares(a)(c)	5,700	9,062

		280,294

Egypt-0.47%
Commercial International Bank Egypt S.A.E.	12,836	22,183

Greece-1.19%
JUMBO S.A.	507	11,698
Motor Oil Hellas Corinth Refineries S.A.	474	11,303
Mytilineos S.A.	709	20,586
OPAP S.A.	737	12,579

		56,166

India-18.81%
ABB India Ltd.	200	8,353
Adani Enterprises Ltd.	1,754	41,258
Adani Power Ltd.(a)	5,137	14,114

	Shares	Value
India-(continued)
Adani Wilmar Ltd.(a)	801	$4,031
APL Apollo Tubes Ltd.	731	10,675
Bank of Baroda	5,958	13,669
Bharat Electronics Ltd.	18,136	22,893
Britannia Industries Ltd.	540	30,047
Canara Bank	1,288	4,996
CG Power and Industrial Solutions Ltd.	4,389	16,564
Coal India Ltd.	12,921	36,804
Cummins India Ltd.	954	18,368
Eicher Motors Ltd.	574	23,154
Federal Bank Ltd.	7,491	12,353
Hindustan Aeronautics Ltd.(b)	667	23,801
Indian Hotels Co. Ltd. (The)	4,343	17,996
Indian Railway Finance Corp. Ltd.(b)	10,453	4,055
ITC Ltd.	29,852	155,231
Jindal Steel & Power Ltd.	1,966	14,002
Mahindra & Mahindra Financial Services Ltd.	2,879	9,112
Mahindra & Mahindra Ltd.	6,712	100,627
MRF Ltd.	11	11,964
NHPC Ltd.	16,532	8,939
NTPC Ltd.	22,381	47,039
Phoenix Mills Ltd. (The)	450	7,950
PI Industries Ltd.	326	13,482
Power Finance Corp. Ltd.	5,604	11,634
Punjab National Bank	8,566	5,469
REC Ltd.	6,548	10,574
Schaeffler India Ltd.	223	7,561
Siemens Ltd.	397	16,734
Sun Pharmaceutical Industries Ltd.	5,216	62,950
Timken India Ltd.	133	4,849
Tube Investments of India Ltd.	541	17,117
TVS Motor Co. Ltd.	1,786	24,843
Union Bank of India Ltd.	6,834	6,334
Varun Beverages Ltd.	1,749	30,887
Vedanta Ltd.	4,361	14,886

		885,315

Indonesia-8.78%
PT Adaro Energy Indonesia Tbk	64,776	13,821
PT Bank Central Asia Tbk	196,300	121,098
PT Bank Mandiri (Persero) Tbk	251,200	88,613
PT Bank Negara Indonesia (Persero) Tbk	33,500	21,523
PT Bank Rakyat Indonesia (Persero) Tbk	278,200	96,716
PT Bukit Asam Tbk	18,200	5,136
PT Indo Tambangraya Megah Tbk	3,300	7,491
PT Kalbe Farma Tbk	87,700	12,674
PT Perusahaan Gas Negara Tbk	36,000	3,509
PT Sumber Alfaria Trijaya Tbk	189,700	37,500
PT Vale Indonesia Tbk(a)	10,400	4,945

		413,026

Kuwait-2.68%
Kuwait Telecommunications Co.	1,695	3,270
National Bank of Kuwait SAKP	37,458	122,639

		125,909

Malaysia-3.61%
AMMB Holdings Bhd	11,200	9,065
CIMB Group Holdings Bhd	28,800	32,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Malaysia-(continued)
Gamuda Bhd	18,100	$16,840
Hong Leong Bank Bhd	2,970	13,410
Malayan Banking Bhd	33,900	65,816
Malaysia Airports Holdings Bhd	4,400	6,954
RHB Bank Bhd	14,700	18,060
TIME dotCom Bhd	5,800	7,139

		169,955

Mexico-5.50%
Arca Continental S.A.B. de C.V.	2,991	28,370
Fibra Uno Administracion S.A. de C.V.	14,200	19,554
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,287	22,823
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	843	24,116
Grupo Bimbo S.A.B. de C.V., Series A	7,403	39,520
Grupo Financiero Banorte S.A.B. de C.V., Class O	10,402	89,656
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	8,796	21,338
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	6,071	13,724

		259,101

Poland-0.05%
Jastrzebska Spolka Weglowa S.A.(a)	231	2,388

Qatar-0.21%
Ooredoo Q.P.S.C.	3,572	9,705

Russia-0.00%
Alrosa PJSC(a)(d)	11,439	0
Gazprom PJSC(d)	43,562	0
Severstal PAO(a)(d)	1,045	0

		-

Saudi Arabia-3.61%
ACWA Power Co.	643	26,847
Arabian Internet & Communications Services Co.	100	7,438
Bupa Arabia for Cooperative Insurance Co.	117	5,503
Dr Sulaiman Al Habib Medical Services Group Co.	495	37,877
Elm Co.	117	13,819
Saudi Arabian Mining Co.(a)	4,238	78,417

		169,901

South Africa-4.80%
Absa Group Ltd.	3,458	33,597
African Rainbow Minerals Ltd.	477	5,993
Bidvest Group Ltd. (The)	1,484	20,336
Exxaro Resources Ltd.	1,221	12,810
Investec Ltd.	1,460	8,033
Nedbank Group Ltd.	2,161	24,944
OUTsurance Group Ltd.	5,626	10,708
Shoprite Holdings Ltd.	1,811	22,083
Standard Bank Group Ltd.	5,540	51,901
Thungela Resources Ltd.	1,483	13,889
Woolworths Holdings Ltd.	6,095	21,685

		225,979

South Korea-5.62%
Ecopro Co. Ltd.	100	54,543
Hanwha Aerospace Co. Ltd.	184	14,119
Hanwha Solutions Corp.(a)	430	15,405
HD Hyundai Co. Ltd.	238	10,527
Hyundai Marine & Fire Insurance Co. Ltd.	212	5,948

	Shares	Value
South Korea-(continued)
Hyundai Rotem Co. Ltd.(a)	309	$7,596
JYP Entertainment Corp.	176	11,861
Korea Aerospace Industries Ltd.	299	12,243
KT&G Corp.	707	45,323
LOTTE Corp.	159	3,326
Orion Corp.	106	11,476
Posco Future M Co. Ltd.	214	53,564
Samsung Life Insurance Co. Ltd.	372	18,428

		264,359

Taiwan-2.91%
Catcher Technology Co. Ltd.	3,200	18,840
Far Eastern New Century Corp.	16,200	16,810
Global Unichip Corp.	400	12,959
International Games System Co. Ltd.	700	12,182
PharmaEssentia Corp.(a)	1,345	16,210
Taiwan Business Bank	33,000	14,974
Walsin Lihwa Corp.	19,000	30,685
Yulon Motor Co. Ltd.	5,400	14,158

		136,818

Thailand-6.29%
Airports of Thailand PCL, NVDR(a)	20,800	44,618
Asset World Corp. PCL, NVDR	33,700	5,231
Bangkok Bank PCL, NVDR	2,800	12,874
Bangkok Chain Hospital PCL, NVDR	5,500	3,495
Bangkok Dusit Medical Services PCL, NVDR	22,400	19,187
Bangkok Expressway & Metro PCL, NVDR	34,000	8,812
Berli Jucker PCL, NVDR	4,300	4,911
Bumrungrad Hospital PCL, NVDR	2,800	19,515
Central Pattana PCL, NVDR	7,400	14,736
Central Plaza Hotel PCL, NVDR(a)	3,300	5,291
Central Retail Corp. PCL, NVDR	13,700	17,954
Delta Electronics Thailand PCL, NVDR	35,500	75,631
Forth Corp. PCL, NVDR	2,400	1,950
Krung Thai Bank PCL, NVDR	18,600	9,804
PTT Exploration & Production PCL, NVDR	7,900	34,240
Star Petroleum Refining PCL, NVDR	7,100	2,017
Thonburi Healthcare Group PCL, NVDR	1,900	3,728
Tisco Financial Group PCL, NVDR	1,900	5,022
TMBThanachart Bank PCL, NVDR	170,600	7,244

		296,260

Turkey-10.75%
AG Anadolu Grubu Holding A.S.	1,109	5,417
Akbank T.A.S.	22,749	18,774
Aksa Akrilik Kimya Sanayii A.S.	1,276	4,307
Aksa Enerji Uretim A.S.	2,731	3,929
Alarko Holding A.S.	1,523	4,613
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,409	4,561
Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S., Class C	160	1,116
Arcelik A.S.	1,600	7,968
Aselsan Elektronik Sanayi Ve Ticaret A.S.	5,799	13,334
BIM Birlesik Magazalar A.S.	3,370	27,066
Borusan Yatirim ve Pazarlama A.S.	60	2,633
Can2 Termik A.S.(a)	780	1,949
Coca-Cola Icecek A.S.	480	5,812
Dogus Otomotiv Servis ve Ticaret A.S.	350	2,203
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	20,910	6,462
Enerjisa Enerji A.S.(b)	2,388	3,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Turkey-(continued)
Enka Insaat ve Sanayi A.S.	13,435	$18,886
Eregli Demir ve Celik Fabrikalari TAS	7,293	12,427
Ford Otomotiv Sanayi A.S.	636	17,574
Gubre Fabrikalari TAS(a)	541	5,622
Haci Omer Sabanci Holding A.S.	14,217	27,925
Hektas Ticaret T.A.S.(a)	11,137	15,427
Is Gayrimenkul Yatirim Ortakligi A.S.(a)	3,215	1,361
Iskenderun Demir ve Celik A.S.	807	1,241
KOC Holding A.S.	11,289	43,912
Kontrolmatik Enerji Ve Muhendislik A.S.	736	5,007
Koza Altin Isletmeleri A.S.	10,320	10,019
Oyak Cimento Fabrikalari A.S.(a)	2,682	4,165
Pegasus Hava Tasimaciligi A.S.(a)	407	9,285
Petkim Petrokimya Holding A.S.(a)	8,304	5,551
Sasa Polyester Sanayi A.S.(a)	4,560	23,353
TAV Havalimanlari Holding A.S.(a)	1,606	5,818
Tofas Turk Otomobil Fabrikasi A.S.	1,054	10,406
Turk Hava Yollari AO(a)	7,538	49,534
Turk Telekomunikasyon A.S.	3,913	3,274
Turk Traktor ve Ziraat Makineleri A.S.	141	4,046
Turkcell Iletisim Hizmetleri A.S.	8,535	14,526
Turkiye Garanti Bankasi A.S.	4,116	5,795
Turkiye Halk Bankasi A.S.(a)	3,770	2,037
Turkiye Is Bankasi A.S., Class C	36,410	20,275
Turkiye Petrol Rafinerileri A.S.	9,907	33,773
Turkiye Sise ve Cam Fabrikalari A.S.	14,119	26,760
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	4,951	2,189
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	2,133	1,160
Yapi ve Kredi Bankasi A.S.	20,582	10,022
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	5,780	1,174

		506,106

United Arab Emirates-2.38%
Abu Dhabi Islamic Bank PJSC	7,577	23,441

	Shares	Value
United Arab Emirates-(continued)
Abu Dhabi Ports Co. PJSC(a)	5,032	$9,387
Emaar Properties PJSC	22,460	36,271
Multiply Group PJSC(a)	35,931	32,878
National Marine Dredging Co.(a)	1,735	10,253

		112,230

Total Common Stocks & Other Equity Interests (Cost $4,717,797)		4,676,967

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(e)(f) (Cost $1,936)	1,936	1,936

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.41% (Cost $4,719,733)		4,678,903

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.22%
Invesco Private Government Fund, 4.83%(e)(f)(g)	2,842	2,842
Invesco Private Prime Fund, 4.99%(e)(f)(g)	7,307	7,307

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,149)		10,149

TOTAL INVESTMENTS IN SECURITIES-99.63% (Cost $4,729,882)		4,689,052
OTHER ASSETS LESS LIABILITIES-0.37%		17,428

NET ASSETS-100.00%		$4,706,480

Investment Abbreviations:

ADR-American Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $66,305, which represented 1.41% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$4,220	$144,751	$(147,035)	$-	$-	$1,936	$91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$6,971	$66,554	$(70,683)	$-	$-	$2,842	$214	*

Invesco Private Prime Fund	17,921	112,199	(122,813)	-	-	7,307	568	*

Total	$29,112	$323,504	$(340,531)	$-	$-	$12,085	$873

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Financials	26.50

Materials	14.15

Industrials	13.82

Energy	11.94

Consumer Staples	10.08

Consumer Discretionary	7.76

Health Care	4.94

Utilities	3.74

Sector Types Each Less Than 3%	6.44

Money Market Funds Plus Other Assets Less Liabilities	0.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P International Developed Low Volatility ETF (IDLV)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Australia-8.17%
ANZ Group Holdings Ltd.	175,176	$2,818,880
APA Group	385,327	2,617,734
ASX Ltd.	62,642	2,834,451
Cleanaway Waste Management Ltd.	1,563,728	2,500,803
Coles Group Ltd.	300,567	3,615,061
Commonwealth Bank of Australia(a)	45,569	2,992,155
CSL Ltd.	16,327	3,243,168
Insurance Australia Group Ltd.	819,645	2,697,479
National Australia Bank Ltd.	150,763	2,873,379
Steadfast Group Ltd.	806,646	3,161,117
Telstra Group Ltd.	1,433,851	4,140,840
Transurban Group	354,033	3,507,101
Treasury Wine Estates Ltd.	307,508	2,830,808
Washington H Soul Pattinson & Co. Ltd.	145,280	3,019,461
Wesfarmers Ltd.	78,673	2,701,975
Westpac Banking Corp.	192,572	2,859,560
Woolworths Group Ltd.	127,572	3,273,601

		51,687,573

Belgium-0.95%
Ackermans & van Haaren N.V.	17,445	3,073,782
Groupe Bruxelles Lambert N.V.	32,880	2,951,151

		6,024,933

Canada-15.12%
Bank of Montreal(a)	33,255	2,994,495
Bank of Nova Scotia (The)	61,271	3,055,193
BCE, Inc.	79,747	3,828,891
Canadian Imperial Bank of Commerce	63,712	2,668,172
Canadian National Railway Co.	23,815	2,835,746
Canadian Utilities Ltd., Class A(a)	145,234	4,194,364
CGI,Inc.,Class A(b)	32,889	3,334,488
Choice Properties REIT	284,081	3,066,391
Emera, Inc.(a)	78,669	3,343,853
Empire Co. Ltd., Class A	101,962	2,734,924
Enbridge, Inc.(a)	84,864	3,370,658
Fortis, Inc.	93,971	4,121,754
George Weston Ltd.	24,195	3,245,266
Great-West Lifeco, Inc.	112,770	3,202,758
Hydro One Ltd.(c)	133,812	3,914,812
Intact Financial Corp.	22,557	3,408,414
Loblaw Cos. Ltd.	32,033	3,009,633
Metro, Inc.	69,842	3,976,406
National Bank of Canada	41,211	3,069,783
Northland Power, Inc.(a)	112,290	2,753,643
Power Corp. of Canada	117,604	3,146,685
Restaurant Brands International, Inc.	42,374	2,967,398
Rogers Communications, Inc., Class B	61,800	3,050,130
Royal Bank of Canada	36,703	3,639,992
Sun Life Financial, Inc.	67,592	3,312,073
TELUS Corp.	169,362	3,586,284
Thomson Reuters Corp.	26,773	3,516,831
TMX Group Ltd.	33,246	3,363,574
Toronto-Dominion Bank (The)	50,131	3,033,437

		95,746,048

China-0.47%
Wilmar International Ltd.	1,007,824	2,968,743

	Shares	Value
Denmark-0.49%
Tryg A/S	131,801	$3,113,809

Finland-1.05%
Elisa OYJ	62,690	3,897,894
Sampo OYJ, Class A	54,316	2,755,986

		6,653,880

France-1.64%
Danone S.A.	47,951	3,175,745
Edenred	46,515	3,025,693
Orange S.A.	321,798	4,197,812

		10,399,250

Germany-2.02%
Beiersdorf AG	21,990	3,073,463
Deutsche Boerse AG	15,795	3,014,975
Deutsche Telekom AG	135,644	3,276,552
Henkel AG& Co. KGaA, Preference Shares	42,205	3,414,432

		12,779,422

Hong Kong-3.79%
CK Hutchison Holdings Ltd.	420,111	2,809,695
CLP Holdings Ltd.	412,065	3,065,593

Hang Seng Bank Ltd.	167,500	2,477,325

HK Electric Investments & HK Electric
Investments Ltd.	4,329,198	2,729,911
HKT Trust & HKT Ltd.	2,508,056	3,290,867
MTR Corp. Ltd.	707,756	3,529,809
Power Assets Holdings Ltd.	588,673	3,359,603
Sun Hung Kai Properties Ltd.	197,159	2,737,657

		24,000,460

Israel-0.39%
First International Bank of Israel Ltd. (The)	69,124	2,486,331

Italy-0.47%
Snam S.p.A.	536,203	2,983,520

Japan-39.60%
Activia Properties, Inc.	1,182	3,437,535
Advance Residence Investment Corp.	1,352	3,504,983
Aeon Co. Ltd.	136,678	2,777,926
Aeon Mall Co. Ltd.	244,186	3,281,757
Air Water, Inc.	217,673	2,736,799
Alfresa Holdings Corp.	209,392	3,021,740
Amada Co. Ltd.	272,758	2,531,973
ANA Holdings, Inc.(a)(b)	123,940	2,691,973
Asahi Kasei Corp.	376,108	2,645,310
Bridgestone Corp.	64,938	2,593,419
Canon Marketing Japan, Inc.	107,869	2,685,535
Canon, Inc.	132,352	3,147,327
Central Japan Railway Co.	25,750	3,185,538
COMSYS Holdings Corp.	167,318	3,192,393
Daiwa House Industry Co. Ltd.	121,423	3,082,725
Daiwa House REIT Investment Corp.	1,541	3,276,315
Daiwa Office Investment Corp.(a)	690	2,994,822
Daiwa Securities Group, Inc.	614,161	2,837,053
East Japan Railway Co.	56,678	3,248,376
GLP J-Reit	2,605	2,974,902
Hankyu Hanshin Holdings, Inc.	104,353	3,245,584
Haseko Corp.	260,144	3,165,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Hulic Co. Ltd.	345,283	$2,959,242
Industrial & Infrastructure Fund Investment Corp.	2,776	3,176,299
Japan Metropolitan Fund Investment Corp.	4,012	2,931,693
Japan Post Bank Co. Ltd.(a)	316,572	2,522,532
Japan Post Holdings Co. Ltd.	359,891	2,954,931
Japan Prime Realty Investment Corp.(a)	1,312	3,406,103
Japan Real Estate Investment Corp.	755	2,988,617
Japan Tobacco, Inc.	147,687	3,170,880
Kajima Corp.	218,721	2,883,297
Kao Corp.	69,101	2,793,677
KDDI Corp.	105,842	3,302,000
Kewpie Corp.	195,454	3,281,371
Kintetsu Group Holdings Co. Ltd.	81,501	2,747,326
Kirin Holdings Co. Ltd.	209,087	3,392,011
Kobayashi Pharmaceutical Co. Ltd.	43,491	2,708,506
Kyocera Corp.	55,427	2,894,587
Kyushu Electric Power Co., Inc.(b)	514,217	2,994,706
Kyushu Railway Co.	141,219	3,199,505
Lion Corp.	239,278	2,604,267
McDonald’s Holdings Co. Japan Ltd.(a)	157,853	6,573,103
MEIJI Holdings Co. Ltd.	147,638	3,561,788
Mitsubishi Estate Co. Ltd.	206,340	2,533,694
Mitsubishi HC Capital, Inc.	571,666	2,955,626
Mizuho Financial Group, Inc.	189,133	2,729,382
Nagoya Railroad Co. Ltd.	171,812	2,763,326
NGK Insulators Ltd.	191,226	2,387,428
NH Foods Ltd.	121,671	3,547,416
Nichirei Corp.	140,179	2,876,364
Nippon Accommodations Fund, Inc.	852	4,135,953
Nippon Building Fund, Inc.	756	3,164,690
Nippon Prologis REIT, Inc.	1,228	2,791,217
Nippon Telegraph & Telephone Corp.	116,960	3,563,816
Nisshin Seifun Group, Inc.	250,274	3,030,895
Nissin Foods Holdings Co. Ltd.	33,503	3,228,138
Nomura Holdings, Inc.	742,590	2,649,906
Nomura Real Estate Master Fund, Inc.	2,866	3,348,736
Obayashi Corp.	359,899	2,992,000
Odakyu Electric Railway Co. Ltd.	208,633	2,908,129
Oji Holdings Corp.	710,572	2,781,441
ORIX JREIT, Inc.	2,171	2,802,936
Otsuka Holdings Co. Ltd.	97,692	3,301,002
Secom Co. Ltd.	49,635	3,170,603
Sekisui Chemical Co. Ltd.	198,273	2,810,318
Sekisui House Ltd.	160,778	3,294,317
Sekisui House REIT, Inc.(a)	6,286	3,559,289
Shimizu Corp.	473,197	2,880,919
SHO-BOND Holdings Co. Ltd.	67,705	2,883,920
Skylark Holdings Co. Ltd.(b)	308,345	4,130,439
SoftBank Corp.	361,316	4,063,860
Sohgo Security Services Co. Ltd.	102,893	2,867,689
Sumitomo Mitsui Financial Group, Inc.	57,902	2,359,624
Takeda Pharmaceutical Co. Ltd.	106,564	3,531,133
Tobu Railway Co. Ltd.	138,195	3,516,658
Tokyu Corp.	216,793	3,053,714
United Urban Investment Corp.	2,687	2,979,745
West Japan Railway Co.	68,042	2,943,748
Yakult Honsha Co. Ltd.	37,320	2,803,831

	Shares	Value
Japan-(continued)
Yamazaki Baking Co. Ltd.	217,978	$2,921,528
Zensho Holdings Co. Ltd.(a)	99,369	3,148,953

		250,718,517

Netherlands-1.51%
Heineken N.V.(a)	25,174	2,891,768
Koninklijke Ahold Delhaize N.V.(a)	82,582	2,846,344
Koninklijke KPN N.V.(a)	1,053,127	3,847,217

		9,585,329

New Zealand-1.40%
Auckland International Airport Ltd.(b)	481,081	2,626,716
Contact Energy Ltd.	583,654	2,822,668
Spark New Zealand Ltd.	1,050,697	3,394,077

		8,843,461

Norway-1.41%
Gjensidige Forsikring ASA	150,104	2,601,629
Orkla ASA	472,683	3,386,697
Telenor ASA(a)	236,812	2,944,894

		8,933,220

Singapore-9.86%
CapitaLand Ascendas REIT	1,631,654	3,497,755
CapitaLand Integrated Commercial Trust	2,000,228	3,043,483
City Developments Ltd.	520,821	2,713,118
DBS Group Holdings Ltd.	138,325	3,402,786
Genting Singapore Ltd.	3,941,735	3,338,575
Keppel Corp. Ltd.	663,745	3,069,600
Mapletree Industrial Trust	2,003,240	3,573,595
Mapletree Logistics Trust	2,192,574	2,859,558
Mapletree Pan Asia Commercial Trust	2,050,241	2,704,661
Oversea-Chinese Banking Corp. Ltd.	463,638	4,371,747
Singapore Airlines Ltd.(a)	943,655	4,137,752
Singapore Exchange Ltd.(a)	625,244	4,484,942
Singapore Technologies Engineering Ltd.	1,391,704	3,776,163
Singapore Telecommunications Ltd.	1,876,177	3,585,992
Suntec REIT	3,450,968	3,491,966
United Overseas Bank Ltd.	156,889	3,318,523
UOL Group Ltd.(a)	722,969	3,755,331
Venture Corp. Ltd.	260,537	3,313,955

		62,439,502

Spain-1.37%
Ferrovial S.A.	90,441	2,838,647
Iberdrola S.A.	231,396	3,009,333
Red Electrica Corp. S.A.	154,896	2,822,441

		8,670,421

Sweden-0.44%
Telia Co. AB(a)	989,446	2,754,986

Switzerland-3.18%
Barry Callebaut AG	1,624	3,474,070
Novartis AG	41,775	4,277,238
SGS S.A.	29,600	2,679,148
Swiss Life Holding AG	4,016	2,647,704
Swisscom AG	5,711	3,933,310
Zurich Insurance Group AG	6,382	3,096,172

		20,107,642

United Kingdom-4.80%
AstraZeneca PLC	20,187	2,980,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
United Kingdom-(continued)
British American Tobacco PLC	73,227	$2,693,984
Bunzl PLC	78,587	3,125,276
Diageo PLC	63,160	2,875,356
Imperial Brands PLC	114,484	2,831,136
National Grid PLC	225,308	3,241,108
Reckitt Benckiser Group PLC	39,846	3,220,304
RELX PLC	94,023	3,126,980
Tesco PLC	846,835	2,991,994
Unilever PLC	58,768	3,277,046

		30,363,504

United States-1.59%
Nestle S.A.	29,530	3,799,534
Roche Holding AG	10,300	3,244,318
Waste Connections, Inc.	21,543	2,993,433

		10,037,285

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $618,106,201)		631,297,836

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.48%
Invesco Private Government Fund, 4.83%(d)(e)(f)	9,700,755	$9,700,755
Invesco Private Prime Fund, 4.99%(d)(e)(f)	24,944,798	24,944,798

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,645,553)		34,645,553

TOTAL INVESTMENTS IN SECURITIES-105.20% (Cost $652,751,754)		665,943,389
OTHER ASSETS LESS LIABILITIES-(5.20)%		(32,889,204)

NET ASSETS-100.00%		$633,054,185

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2023.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2023 represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$49,451	$16,132,672	$(16,182,123)	$-	$-	$-	$5,524

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	8,908,375	65,590,894	(64,798,514)	-	-	9,700,755	281,953	*

Invesco Private Prime Fund	22,901,210	148,115,792	(146,069,419)	(73)	(2,712)	24,944,798	768,351	*

Total	$31,859,036	$229,839,358	$(227,050,056)	$(73)	$(2,712)	$34,645,553	$1,055,828

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Financials	18.62

Consumer Staples	17.74

Industrials	17.29

Real Estate	14.97

Communication Services	9.58

Utilities	7.58

Consumer Discretionary	5.48

Health Care	3.73

Sector Types Each Less Than 3%	4.73

Money Market Funds Plus Other Assets Less Liabilities	0.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P International Developed Momentum ETF (IDMO)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.40%
Australia-18.41%
Allkem Ltd.(a)	3,368	$27,265
APA Group	6,185	42,018
Bendigo & Adelaide Bank Ltd.(b)	3,633	20,744
BHP Group Ltd.	34,633	1,016,193
Brambles Ltd.	9,844	92,702
Challenger Ltd.	3,745	14,924
Commonwealth Bank of Australia	11,828	776,651
Computershare Ltd.	3,463	51,263
CSL Ltd.	2,633	523,015
Glencore PLC	98,300	579,465
Insurance Australia Group Ltd.	14,222	46,805
Mineral Resources Ltd.	1,286	62,617
National Australia Bank Ltd.	22,697	432,580
Northern Star Resources Ltd.	9,233	82,128
Origin Energy Ltd.	10,044	55,357
Pilbara Minerals Ltd.	14,516	40,674
Pro Medicus Ltd.	377	15,307
Qantas Airways Ltd.(a)	5,786	25,236
QBE Insurance Group Ltd.	9,774	99,019
Rio Tinto PLC	7,711	489,347
South32 Ltd.	24,177	67,744
Steadfast Group Ltd.	5,956	23,341
Transurban Group	17,927	177,588
Treasury Wine Estates Ltd.	7,202	66,299
Vicinity Ltd.	28,492	39,541
Westpac Banking Corp.	24,353	361,625
Whitehaven Coal Ltd.	10,506	49,989
WiseTech Global Ltd.	929	42,091
Woodside Energy Group Ltd.	17,931	399,098
Worley Ltd.	3,003	29,847
Yancoal Australia Ltd.	3,589	13,187

		5,763,660

Cameroon-0.06%
Golar LNG Ltd.(a)	777	17,638

Canada-8.84%
Alimentation Couche-Tard, Inc.	4,250	211,889
Cameco Corp.	2,773	76,159
Canadian Natural Resources Ltd.	6,979	424,822
Cenovus Energy, Inc.	8,918	149,521
Dollarama, Inc.	1,722	106,547
Element Fleet Management Corp.	3,721	48,615
Fairfax Financial Holdings Ltd.	224	156,369
George Weston Ltd.	508	68,138
Hydro One Ltd.(c)	1,925	56,317
Imperial Oil Ltd.	1,280	65,175
Intact Financial Corp.	982	148,382
Loblaw Cos. Ltd.	1,054	99,028
Nutrien Ltd.	2,562	177,544
Pembina Pipeline Corp.(b)	3,634	119,499
Restaurant Brands International, Inc.	2,451	171,640
Saputo, Inc.	1,849	47,823
Suncor Energy, Inc.	8,005	250,367
Teck Resources Ltd., Class B	3,000	139,593
Thomson Reuters Corp.	1,041	136,743
Tourmaline Oil Corp.	2,553	114,577

		2,768,748

	Shares	Value
Chile-0.13%
Antofagasta PLC(b)	2,157	$39,596

China-0.03%
Shandong Hi-Speed Holdings Group Ltd.(a)(b)	13,727	8,359

Denmark-7.90%
Novo Nordisk A/S, Class B	14,853	2,474,143

Finland-1.22%
Nordea Bank Abp	17,603	195,332
Orion OYJ, Class B	778	36,607
Sampo OYJ, Class A	2,971	150,748

		382,687

France-6.06%
Aeroports de Paris(a)	133	21,159
Dassault Aviation S.A.	230	45,020
Edenred	2,155	140,178
Hermes International	211	458,154
Safran S.A.	1,902	295,947
Thales S.A.	1,021	156,002
TotalEnergies SE	12,227	782,109

		1,898,569

Germany-3.84%
Beiersdorf AG	720	100,632
Commerzbank AG(a)	5,709	63,437
Deutsche Lufthansa AG(a)	4,083	43,859
Deutsche Telekom AG	27,765	670,678
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	858	322,533

		1,201,139

Hong Kong-0.73%
Sun Hung Kai Properties Ltd.	10,484	145,576
Swire Pacific Ltd., Class A	5,827	46,097
Wharf Real Estate Investment Co. Ltd.	6,740	38,723

		230,396

Israel-0.06%
Plus500 Ltd.	889	18,605

Italy-1.00%
Leonardo S.p.A.	3,209	38,279
Prysmian S.p.A.	1,621	66,340
UniCredit S.p.A.(b)	10,491	207,782

		312,401

Japan-27.47%
ABC-Mart, Inc.	288	16,307
Aeon Mall Co. Ltd.	516	6,935
Ajinomoto Co., Inc.	4,607	165,279
ANA Holdings, Inc.(a)	894	19,418
Asics Corp.	1,132	31,383
Capcom Co. Ltd.	1,565	58,731
Chiba Bank Ltd. (The)	5,831	37,813
Chubu Electric Power Co., Inc.	5,369	59,894
Concordia Financial Group Ltd.	7,759	29,232
Cosmo Energy Holdings Co. Ltd.	790	25,064
Dai-ichi Life Holdings, Inc.	5,443	100,514
Daiichi Sankyo Co. Ltd.	17,421	594,539
Disco Corp.	456	51,606
Eisai Co. Ltd.	2,119	121,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Electric Power Development Co. Ltd.	1,250	$19,948
Fujitsu Ltd.	1,034	137,143
Fukuoka Financial Group, Inc.	1,536	28,686
GOLDWIN, Inc.	441	39,933
Hankyu Hanshin Holdings, Inc.(b)	1,455	45,253
Hikari Tsushin, Inc.	168	22,801
IHI Corp.	1,724	43,111
Inpex Corp.	5,362	58,005
Internet Initiative Japan, Inc.	756	15,563
Isetan Mitsukoshi Holdings Ltd.	4,043	44,419
ITOCHU Corp.(b)	7,955	262,431
Japan Airlines Co. Ltd.(b)	924	17,548
Japan Airport Terminal Co. Ltd.	665	32,428
Japan Post Holdings Co. Ltd.	19,283	158,326
Japan Post Insurance Co. Ltd.	1,157	18,685
Japan Tobacco, Inc.	8,478	182,025
JFE Holdings, Inc.	3,606	42,425
JGC Holdings Corp.	1,858	23,047
Kajima Corp.	2,893	38,137
Kamigumi Co. Ltd.	588	12,847
Kansai Electric Power Co., Inc. (The)	4,855	52,413
Kawasaki Heavy Industries Ltd.	1,157	24,964
KDDI Corp.	8,934	278,718
Keihan Holdings Co. Ltd.	793	21,752
Kintetsu Group Holdings Co. Ltd.	1,417	47,766
Kose Corp.	228	26,473
Kurita Water Industries Ltd.	623	25,942
Kyushu Railway Co.	1,282	29,045
Marubeni Corp.	14,156	199,607
MatsukiyoCocokara & Co.	1,518	81,048
Mitsubishi HC Capital, Inc.	4,918	25,427
Mitsubishi Heavy Industries Ltd.	3,671	138,224
Mitsubishi Motors Corp.(a)	4,814	18,207
Mitsubishi UFJ Financial Group, Inc.	118,907	744,801
Mitsui & Co. Ltd.	12,443	386,454
Mitsui OSK Lines Ltd.(b)	2,136	52,708
Mizuho Financial Group, Inc.	27,348	394,660
Nagoya Railroad Co. Ltd.	1,082	17,402
Nexon Co. Ltd.	3,584	80,806
Nippon Steel Corp.	10,459	222,215
Nippon Telegraph & Telephone Corp.	9,461	288,280
Nippon Yusen K.K.(b)	2,935	69,040
Nissin Foods Holdings Co. Ltd.	640	61,666
Niterra Co. Ltd.	1,302	27,099
Pan Pacific International Holdings Corp.	4,709	87,633
Resona Holdings, Inc.	24,186	119,842
Rohto Pharmaceutical Co. Ltd.	2,173	44,891
Seibu Holdings, Inc.	1,867	20,827
Shimamura Co. Ltd.	132	12,118
Shizuoka Financial Group, Inc.	3,706	27,789
SoftBank Corp.	14,415	162,131
Sojitz Corp.	2,303	48,237
Sumitomo Corp.	11,047	196,901
Sumitomo Forestry Co. Ltd.	1,290	27,711
Sumitomo Mitsui Financial Group, Inc.	14,920	608,020
Sumitomo Mitsui Trust Holdings, Inc.	2,459	88,290
Sundrug Co. Ltd.	495	13,614
T&D Holdings, Inc.	3,396	41,251
Taisei Corp.	1,318	44,671
Takeda Pharmaceutical Co. Ltd.	14,974	496,182

	Shares	Value
Japan-(continued)
TechnoPro Holdings, Inc.	723	$19,646
TIS, Inc.	1,298	35,461
Tobu Railway Co. Ltd.	1,141	29,035
Toei Animation Co. Ltd.	62	6,270
Tokio Marine Holdings, Inc.	12,485	249,397
Tokyo Electric Power Co. Holdings, Inc.(a)	6,201	22,178
Tokyo Gas Co. Ltd.	2,234	45,791
Toyo Seikan Group Holdings Ltd.	1,094	15,386
Toyo Suisan Kaisha Ltd.	487	21,710
USS Co. Ltd.	1,159	19,390
Yakult Honsha Co. Ltd.	1,878	141,093
Yamada Holdings Co. Ltd.	5,010	17,440
Yokogawa Electric Corp.	1,345	21,721
Yokohama Rubber Co. Ltd. (The)	919	19,836
Zensho Holdings Co. Ltd.(b)	553	17,524

		8,598,076

Mexico-0.03%
Fresnillo PLC	1,061	9,487

Netherlands-5.16%
Argenx SE(a)	421	162,070
Koninklijke KPN N.V.	17,350	63,382
Shell PLC	45,058	1,388,652

		1,614,104

New Zealand-0.38%
Auckland International Airport Ltd.(a)	6,638	36,244
Meridian Energy Ltd.	8,108	27,343
Spark New Zealand Ltd.	16,972	54,825

		118,412

Norway-0.68%
Equinor ASA	6,256	178,474
Kongsberg Gruppen ASA	797	35,619

		214,093

Portugal-0.11%
Galp Energia SGPS S.A.	2,897	35,149

Singapore-0.92%
CapitaLand Ascott Trust	768	622
CapitaLand Investment Ltd.	13,482	37,592
City Developments Ltd.	3,698	19,264
Genting Singapore Ltd.	62,209	52,690
Jardine Cycle & Carriage Ltd.	965	24,505
Keppel Corp. Ltd.	16,453	76,090
Sembcorp Industries Ltd.	10,771	34,554
Singapore Airlines Ltd.	9,925	43,519

		288,836

Spain-0.88%
CaixaBank S.A.	31,799	117,676
Corp ACCIONA Energias Renovables S.A.	399	14,342
Repsol S.A.	9,685	142,688

		274,706

Sweden-0.65%
Axfood AB	532	13,184
Boliden AB(b)	1,584	56,551
Saab AB, Class B	962	53,984
SSAB AB, Class A	1,562	11,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Sweden-(continued)
SSAB AB, Class B(b)	5,477	$36,908
Swedish Orphan Biovitrum AB, Class B(a)	1,302	31,658

		203,350

Switzerland-0.17%
Swatch Group AG (The), BR(b)	157	53,730

United Kingdom-14.30%
AstraZeneca PLC	10,696	1,579,110
BAE Systems PLC	32,129	409,483
BP PLC	119,586	803,245
Burberry Group PLC	2,869	93,433
Centrica PLC	42,097	60,584
Compass Group PLC	9,327	245,834
ConvaTec Group PLC(c)	12,494	34,517
HSBC Holdings PLC	96,709	697,475
Imperial Brands PLC	6,725	166,306
Informa PLC	7,656	69,534
NatWest Group PLC	33,096	108,988
Pearson PLC	6,306	70,304
Standard Chartered PLC	13,457	106,288
Subsea 7 S.A.	2,728	31,041

		4,476,142

United States-0.37%
Flex Ltd.(a)	3,234	66,523
Tenaris S.A.	3,384	48,754

		115,277

Total Common Stocks & Other Equity Interests (Cost $28,940,900)		31,117,303

	Shares	Value
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e) (Cost $58,393)	58,393	$58,393

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $28,999,293)		31,175,696

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.25%
Invesco Private Government Fund, 4.83%(d)(e)(f)	197,730	197,730
Invesco Private Prime Fund, 4.99%(d)(e)(f)	508,449	508,449

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $706,181)		706,179

TOTAL INVESTMENTS IN SECURITIES-101.84% (Cost $29,705,474)		31,881,875
OTHER ASSETS LESS LIABILITIES-(1.84)%		(577,448)

NET ASSETS-100.00%		$31,304,427

Investment Abbreviations:

BR-Bearer Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $90,834, which represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$914,550	$(856,157)	$-	$-	$58,393	$388

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	66,406	3,351,754	(3,220,430)	-	-	197,730	10,049	*

Invesco Private Prime Fund	170,719	6,001,137	(5,663,248)	2	(161)	508,449	28,334	*

Total	$237,125	$10,267,441	$(9,739,835)	$2	$(161)	$764,572	$38,771

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2023

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Financials	22.17

Health Care	19.39

Energy	16.52

Industrials	11.97

Materials	9.95

Communication Services	5.59

Consumer Discretionary	5.21

Consumer Staples	4.83

Sector Types Each Less Than 3%	3.77

Money Market Funds Plus Other Assets Less Liabilities	0.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities

April 30, 2023

(Unaudited)

	Invesco S&P	Invesco S&P	Invesco S&P	Invesco S&P
	Emerging	Emerging	International	International
	Markets	Markets	Developed Low	Developed
	Low Volatility	Momentum	Volatility	Momentum
	ETF (EELV)	ETF (EEMO)	ETF (IDLV)	ETF (IDMO)
Assets:
Unaffiliated investments in securities, at value(a)	$822,128,835	$4,676,967	$631,297,836	$31,117,303
Affiliated investments in securities, at value	16,320,005	12,085	34,645,553	764,572
Foreign currencies, at value	341,052	2,798	122,314	944
Deposits with brokers:
Cash segregated as collateral	-	-	56,853	181,219
Receivable for:
Dividends	3,291,399	26,092	3,152,151	119,742
Securities lending	13,007	9	21,904	745
Investments sold	338	-	24	2,019
Fund shares sold	-	-	53,696	169,336
Foreign tax reclaims	2,883	-	1,190,249	11,333

Total assets	842,097,519	4,717,951	670,540,580	32,367,213

Liabilities:
Due to custodian	1,913,973	-	2,582,623	433
Payable for:
Investments purchased	212,762	-	53,876	169,336
Collateral upon return of securities loaned	16,320,164	10,149	34,645,553	706,181
Collateral upon receipt of securities in-kind	-	-	56,853	181,219
Accrued unitary management fees	221,100	1,322	142,168	5,617
Other payables	-	-	5,322	-

Total liabilities	18,667,999	11,471	37,486,395	1,062,786

Net Assets	$823,429,520	$4,706,480	$633,054,185	$31,304,427

Net assets consist of:
Shares of beneficial interest	$976,001,886	$7,365,158	$853,433,293	$33,485,875
Distributable earnings (loss)	(152,572,366)	(2,658,678)	(220,379,108)	(2,181,448)

Net Assets	$823,429,520	$4,706,480	$633,054,185	$31,304,427

Shares outstanding (unlimited amount authorized, $0.01 par value)	34,900,000	350,000	22,450,000	950,000
Net asset value	$23.59	$13.45	$28.20	$32.95

Market price	$23.56	$13.39	$28.30	$33.22

Unaffiliated investments in securities, at cost	$794,510,405	$4,717,797	$618,106,201	$28,940,900

Affiliated investments in securities, at cost	$16,320,164	$12,085	$34,645,553	$764,574

Foreign currencies, at cost	$340,774	$2,802	$119,051	$944

(a) Includes securities on loan with an aggregate value of:	$15,616,968	$9,658	$30,459,668	$662,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Statements of Operations

For the six months ended April 30, 2023

(Unaudited)

	Invesco S&P	Invesco S&P	Invesco S&P	Invesco S&P
	Emerging	Emerging	International	International
	Markets	Markets	Developed Low	Developed
	Low Volatility	Momentum	Volatility	Momentum
	ETF (EELV)	ETF (EEMO)	ETF (IDLV)	ETF (IDMO)
Investment income:
Unaffiliated dividend income	$16,397,470	$131,705	$9,913,851	$459,351
Affiliated dividend income	13,997	91	5,524	388
Non-cash dividend income	-	-	888,662	18,795
Securities lending income, net	64,941	41	154,371	5,621
Foreign withholding tax	(1,642,370)	(9,731)	(846,476)	(41,060)

Total investment income	14,834,038	122,106	10,115,932	443,095

Expenses:
Unitary management fees	1,324,918	6,944	613,978	25,908

Less: Waivers	(223)	(3)	(153)	(8)

Net expenses	1,324,695	6,941	613,825	25,900

Net investment income	13,509,343	115,165	9,502,107	417,195

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(20,160,037)	(356,634)	(15,191,242)	(488,433)
Affiliated investment securities	(1,068)	-	(2,712)	(161)
In-kind redemptions	12,603,169	-	974,775	-
Foreign currencies	(685,959)	(4,064)	76,957	11,620

Net realized gain (loss)	(8,243,895)	(360,698)	(14,142,222)	(476,974)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	108,319,463	114,647 (a)	77,776,312	2,456,196
Affiliated investment securities	(148)	-	(73)	2
Foreign currencies	24,276	(10)	102,803	(848)

Change in net unrealized appreciation	108,343,591	114,637	77,879,042	2,455,350

Net realized and unrealized gain (loss)	100,099,696	(246,061)	63,736,820	1,978,376

Net increase (decrease) in net assets resulting from operations	$113,609,039	$(130,896)	$73,238,927	$2,395,571

(a)	Net of change of deferred foreign taxes of $10,789.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco S&P Emerging Markets		Invesco S&P Emerging Markets
	Low Volatility ETF (EELV)		Momentum ETF (EEMO)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2023	2022	2023	2022
Operations:
Net investment income	$13,509,343	$32,915,434	$115,165	$143,323
Net realized gain (loss)	(8,243,895)	(74,840,745)	(360,698)	(795,443)
Change in net unrealized appreciation (depreciation)	108,343,591	(114,823,682)	114,637	(507,039)

Net increase (decrease) in net assets resulting from operations	113,609,039	(156,748,993)	(130,896)	(1,159,159)

Distributions to Shareholders from:
Distributable earnings	(9,317,233)	(35,911,398)	(104,506)	(147,705)

Shareholder Transactions:
Proceeds from shares sold	159,947,586	1,130,799,843	-	773,925
Value of shares repurchased	(345,854,837)	(396,266,066)	-	(791,495)
Transaction fees	648,026	1,825,266	-	2,831

Net increase (decrease) in net assets resulting from share transactions	(185,259,225)	736,359,043	-	(14,739)

Net increase (decrease) in net assets	(80,967,419)	543,698,652	(235,402)	(1,321,603)

Net assets:
Beginning of period	904,396,939	360,698,287	4,941,882	6,263,485

End of period	$823,429,520	$904,396,939	$4,706,480	$4,941,882

Changes in Shares Outstanding:
Shares sold	7,000,000	45,650,000	-	50,000
Shares repurchased	(14,550,000)	(17,600,000)	-	(50,000)
Shares outstanding, beginning of period	42,450,000	14,400,000	350,000	350,000

Shares outstanding, end of period	34,900,000	42,450,000	350,000	350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P International		Invesco S&P International
Developed Low Volatility ETF (IDLV)		Developed Momentum ETF (IDMO)
Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,
2023	2022	2023	2022

$9,502,107	$19,373,224	$417,195	$246,583
(14,142,222)	(12,748,214)	(476,974)	(674,824)
77,879,042	(101,102,593)	2,455,350	(1,307,273)

73,238,927	(94,477,583)	2,395,571	(1,735,514)

(8,442,106)	(26,853,850)	(375,393)	(320,959)

150,676,359	99,707,399	20,589,391	3,128,960
(13,578,437)	(247,910,310)	-	(9,078,999)
-	-	-	-

137,097,922	(148,202,911)	20,589,391	(5,950,039)

201,894,743	(269,534,344)	22,609,569	(8,006,512)

431,159,442	700,693,786	8,694,858	16,701,370

$633,054,185	$431,159,442	$31,304,427	$8,694,858

5,650,000	3,450,000	650,000	100,000
(500,000)	(8,300,000)	-	(250,000)
17,300,000	22,150,000	300,000	450,000

22,450,000	17,300,000	950,000	300,000

23

Financial Highlights

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$21.30		$25.05	$19.94	$23.23	$23.02	$24.59

Net investment income(a)	0.34		1.05	0.74	0.72	0.74	1.04
Net realized and unrealized gain (loss) on investments	2.17		(3.69)	5.03	(3.33)	0.58	(1.68)

Total from investment operations	2.51		(2.64)	5.77	(2.61)	1.32	(0.64)

Distributions to shareholders from:
Net investment income	(0.24)		(1.17)	(0.67)	(0.72)	(1.12)	(1.01)

Transaction fees(a)	0.02		0.06	0.01	0.04	0.01	0.08

Net asset value at end of period	$23.59		$21.30	$25.05	$19.94	$23.23	$23.02

Market price at end of period(b)	$23.56		$21.40	$25.08	$19.82	$23.12	$23.03

Net Asset Value Total Return(c)	11.94%		(10.68)%	29.21%	(10.92)%	5.87%	(2.54)%
Market Price Total Return(c)	11.28%		(10.40)%	30.16%	(11.03)%	5.32%	(2.60)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$823,430		$904,397	$360,698	$269,207	$335,632	$246,270
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.29	%(d)	0.29%	0.29%	0.38%	0.45%	0.45%
Net investment income	2.96	%(d)	4.42%	3.13%	3.42%	3.14%	4.12%
Portfolio turnover rate(e)	38%		136%	92%	114%	67%	125%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights–(continued)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022		2021		2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$14.12		$17.90		$16.49		$16.97	$17.23		$20.85

Net investment income(a)	0.33		0.43	(b)	0.27	(c)	0.32	0.40		0.27	(d)
Net realized and unrealized gain (loss) on investments	(0.70)		(3.78)		1.32		(0.46)	1.61		(3.03)

Total from investment operations	(0.37)		(3.35)		1.59		(0.14)	2.01		(2.76)

Distributions to shareholders from:
Net investment income	(0.30)		(0.44)		(0.19)		(0.34)	(0.43)		(0.14)
Net realized gains	-		-		-		-	(1.85)		(0.76)

Total distributions	(0.30)		(0.44)		(0.19)		(0.34)	(2.28)		(0.90)

Transaction fees(a)	-		0.01		0.01		0.00 (e)	0.01		0.04

Net asset value at end of period	$13.45		$14.12		$17.90		$16.49	$16.97		$17.23

Market price at end of period(f)	$13.39		$14.07		$17.72		$16.51	$16.92		$17.18

Net Asset Value Total Return(g)	(2.61)%		(18.82)%		9.66%		0.20%	13.60%		(13.66)%
Market Price Total Return(g)	(2.69)%		(18.28)%		8.44%		0.59%	13.66%		(14.35)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,706		$4,942		$6,263		$5,770	$5,941		$12,924
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(h)	0.29%		0.29%		0.29%	0.36	%(i)(j)	0.27	%(i)
Expenses, prior to Waivers	0.29	%(h)	0.29%		0.29%		0.37%	0.53	%(i)(j)	0.45	%(i)
Net investment income	4.81	%(h)	2.64	%(b)	1.43	%(c)	2.10%	2.42	%(j)	1.26	%(d)
Portfolio turnover rate(k)	52%		114%		166%		172%	114%		140%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.32 and 1.98%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.22 and 1.14%, respectively.

(d)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.17 and 0.83%, respectively.

(e)	Amount represents less than $0.005.
(f)	The mean between the last bid and ask prices.
(g)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(h)	Annualized.
(i)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(j)	Ratios include non-recurring costs associated with a proxy statement of 0.08%.
(k)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights–(continued)

Invesco S&P International Developed Low Volatility ETF (IDLV)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$24.92		$31.63	$27.37	$34.58	$30.83	$33.28

Net investment income(a)	0.52		0.98	0.83	0.83	1.15	1.08
Net realized and unrealized gain (loss) on investments	3.24		(6.32)	4.17	(6.40)	3.79	(2.22)

Total from investment operations	3.76		(5.34)	5.00	(5.57)	4.94	(1.14)

Distributions to shareholders from:
Net investment income	(0.48)		(1.37)	(0.74)	(1.64)	(1.19)	(1.31)

Net asset value at end of period	$28.20		$24.92	$31.63	$27.37	$34.58	$30.83

Market price at end of period(b)	$28.30		$24.92	$31.69	$27.43	$34.57	$30.76

Net Asset Value Total Return(c)	15.23%		(17.33)%	18.34%	(16.49)%	16.33%	(3.62)%
Market Price Total Return(c)	15.64%		(17.50)%	18.31%	(16.28)%	16.56%	(3.87)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$633,054		$431,159	$700,694	$774,564	$989,052	$537,929
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.25	%(d)	0.25%	0.25%	0.30%	0.35%	0.35%
Net investment income	3.87	%(d)	3.29%	2.69%	2.77%	3.51%	3.26%
Portfolio turnover rate(e)	30%		78%	81%	99%	59%	65%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights–(continued)

Invesco S&P International Developed Momentum ETF (IDMO)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$28.98		$37.11	$28.96	$26.85	$24.86		$27.96

Net investment income(a)	0.63		0.97	0.50	0.04	0.61		0.61
Net realized and unrealized gain (loss) on investments	3.86		(7.84)	8.25	2.58	2.12		(3.04)

Total from investment operations	4.49		(6.87)	8.75	2.62	2.73		(2.43)

Distributions to shareholders from:
Net investment income	(0.52)		(1.26)	(0.60)	(0.51)	(0.74)		(0.67)

Net asset value at end of period	$32.95		$28.98	$37.11	$28.96	$26.85		$24.86

Market price at end of period(b)	$33.22		$29.21	$37.16	$28.92	$26.79		$24.78

Net Asset Value Total Return(c)	15.65%		(18.73)%	30.43%	10.14%	11.30%		(8.95)%
Market Price Total Return(c)	15.66%		(18.21)%	30.80%	10.24%	11.42%		(8.70)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$31,304		$8,695	$16,701	$298,237	$2,685		$2,486
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.53	%(e)	0.25%
Expenses, prior to Waivers	0.25	%(d)	0.25%	0.25%	0.26%	0.63	%(e)	0.35%
Net investment income	4.03	%(d)	2.93%	1.42%	0.13%	2.39	%(e)	2.21%
Portfolio turnover rate(f)	47%		106%	29%	15%	104%		123%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.27%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P Emerging Markets Low Volatility ETF (EELV)	“S&P Emerging Markets Low Volatility ETF”

Invesco S&P Emerging Markets Momentum ETF (EEMO)	“S&P Emerging Markets Momentum ETF”

Invesco S&P International Developed Low Volatility ETF (IDLV)	“S&P International Developed Low Volatility ETF”

Invesco S&P International Developed Momentum ETF (IDMO)	“S&P International Developed Momentum ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index

S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM

S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index

S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index

S&P International Developed Momentum ETF	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

28

assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

29

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing

30

agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2023, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, S&P Emerging Markets Low Volatility ETF and S&P International Developed Momentum ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent

31

services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

S&P Emerging Markets Low Volatility ETF	$152

S&P International Developed Momentum ETF	8

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that

32

investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds may invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

33

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

S&P Emerging Markets Low Volatility ETF	0.29%

S&P Emerging Markets Momentum ETF	0.29%

S&P International Developed Low Volatility ETF	0.25%

S&P International Developed Momentum ETF	0.25%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2023, the Adviser waived fees for each Fund in the following amounts:

S&P Emerging Markets Low Volatility ETF	$223

S&P Emerging Markets Momentum ETF	3

S&P International Developed Low Volatility ETF	153

S&P International Developed Momentum ETF	8

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended April 30, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P Emerging Markets Low Volatility ETF	$23

S&P Emerging Markets Momentum ETF	11

S&P International Developed Low Volatility ETF	2,695

S&P International Developed Momentum ETF	1,265

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P Emerging Markets Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$821,706,472	$-	$422,363	$822,128,835

Money Market Funds	-	16,320,005	-	16,320,005

Total Investments	$821,706,472	$16,320,005	$422,363	$838,448,840

S&P Emerging Markets Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$4,676,967	$-	$0	$4,676,967

Money Market Funds	1,936	10,149	-	12,085

Total Investments	$4,678,903	$10,149	$0	$4,689,052

S&P International Developed Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$631,297,836	$-	$-	$631,297,836

Money Market Funds	-	34,645,553	-	34,645,553

Total Investments	$631,297,836	$34,645,553	$-	$665,943,389

S&P International Developed Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$31,117,303	$-	$-	$31,117,303

Money Market Funds	58,393	706,179	-	764,572

Total Investments	$31,175,696	$706,179	$-	$31,881,875

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NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

S&P Emerging Markets Low Volatility ETF	$108,432,456	$42,093,539	$150,525,995

S&P Emerging Markets Momentum ETF	2,290,705	-	2,290,705

S&P International Developed Low Volatility ETF	131,913,982	86,513,550	218,427,532

S&P International Developed Momentum ETF	3,433,068	477,841	3,910,909

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

S&P Emerging Markets Low Volatility ETF	$344,049,349	$467,331,933

S&P Emerging Markets Momentum ETF	2,520,970	2,535,831

S&P International Developed Low Volatility ETF	158,823,209	150,404,945

S&P International Developed Momentum ETF	10,206,288	10,042,008

For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

S&P Emerging Markets Low Volatility ETF	$55,901,178	$113,746,951

S&P Emerging Markets Momentum ETF	-	-

S&P International Developed Low Volatility ETF	144,091,728	13,574,215

S&P International Developed Momentum ETF	20,304,009	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

S&P Emerging Markets Low Volatility ETF	$60,606,409	$(58,616,912)	$1,989,497	$836,459,343

S&P Emerging Markets Momentum ETF	404,453	(454,059)	(49,606)	4,738,658

S&P International Developed Low Volatility ETF	35,910,665	(25,556,055)	10,354,610	655,588,779

S&P International Developed Momentum ETF	2,372,449	(209,544)	2,162,905	29,718,970

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

36

contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

37

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2022	April 30, 2023	Six-Month Period	Six-Month Period(1)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Actual	$1,000.00	$1,119.40	0.29%	$1.52

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Actual	1,000.00	973.90	0.29	1.42

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P International Developed Low Volatility ETF (IDLV)

Actual	1,000.00	1,152.30	0.25	1.33

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

Invesco S&P International Developed Momentum ETF (IDMO)

Actual	1,000.00	1,156.50	0.25	1.34

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

38

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Invesco Alerian Galaxy Crypto Economy ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco ESG NASDAQ 100 ETF

Invesco ESG NASDAQ Next Gen 100 ETF

Invesco ESG S&P 500 Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack Achievers™ ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco MSCI Green Building ETF

Invesco NASDAQ 100 ETF

Invesco Nasdaq Biotechnology ETF

Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco PHLX Semiconductor ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 QVM Multi-factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 QVM Multi-factor ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 QVM Multi-factor ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free ETF

Also at the April 18, 2023 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

39

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2022, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates the Sub-Advisers (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;

●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;

●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;

●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

40

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;

●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

●	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;

●	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF and Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;

●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;

●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;

●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and

●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The

41

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco 1-30 Laddered Treasury ETF			X

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X

Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco ESG NASDAQ 100 ETF			X

Invesco ESG NASDAQ Next Gen 100 ETF	X		X

Invesco ESG S&P 500 Equal Weight ETF	X		X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF			X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF	X	N/A	X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF			X

Invesco NASDAQ 100 ETF	X	X	X

Invesco Nasdaq Biotechnology ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco PHLX Semiconductor ETF	X	X	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X

Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X

Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

42

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco S&P 500 Enhanced Value ETF	X	X	X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X	X	X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF	X		X

Invesco S&P 500 QVM Multi-factor ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed Low Volatility ETF	X	X	X

Invesco S&P International Developed Momentum ETF	X		X

Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X

Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF	X		X

Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF			X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X		X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X		X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF		N/A	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free ETF		N/A	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Senior Loan ETF’s, Invesco MSCI Green Building ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco International Corporate Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the

43

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis. For Invesco PureBetaSM FTSE Developed ex-North America ETF, Invesco PureBetaSM FTSE Emerging Markets ETF, Invesco PureBetaSM MSCI USA Small Cap ETF and Invesco PureBetaSM US Aggregate Bond ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Investment Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 18, 2023. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

44

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 24 and April 18, 2023 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2023 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

45

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-12	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2023
CQQQ	Invesco China Technology ETF

PIZ	Invesco DWA Developed Markets Momentum ETF

PIE	Invesco DWA Emerging Markets Momentum ETF

PXF	Invesco FTSE RAFI Developed Markets ex-U.S. ETF

PDN	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

PXH	Invesco FTSE RAFI Emerging Markets ETF

PBD	Invesco Global Clean Energy ETF

PIO	Invesco Global Water ETF

IPKW	Invesco International BuyBack AchieversTM ETF

CUT	Invesco MSCI Global Timber ETF

GBLD	Invesco MSCI Green Building ETF

CGW	Invesco S&P Global Water Index ETF

IDHQ	Invesco S&P International Developed Quality ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco China Technology ETF (CQQQ)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Broadline Retail-6.66%
PDD Holdings, Inc., ADR (China)(b)(c)	854,115	$58,207,937

Capital Markets-0.65%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	221,400	5,687,911

Chemicals-0.09%
Jiangsu Cnano Technology Co. Ltd., A Shares (China)	95,659	743,932

Consumer Staples Distribution & Retail-0.28%
Dada Nexus Ltd., ADR (China)(b)(c)	408,010	2,472,541

Electrical Equipment-0.98%
East Group Co. Ltd., A Shares (China)	853,600	1,080,522
Hongfa Technology Co. Ltd., A Shares (China)	199,349	899,174
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	428,618	1,143,278
Sieyuan Electric Co. Ltd., A Shares (China)	315,520	2,093,083
Suzhou Anjie Technology Co. Ltd., A Shares (China)	281,400	531,265
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	71,333	2,830,072

		8,577,394

Electronic Equipment, Instruments & Components-10.34%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	341,556	1,287,207
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	85,486	873,590
BOE Technology Group Co. Ltd., A Shares (China)	15,450,274	8,964,825
BOE Technology Group Co. Ltd., B Shares (China)	4,077,179	1,698,413
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	789,390	3,446,645
China Zhenhua Group Science & Technology Co. Ltd., A Shares (China)	213,559	2,770,207
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	102,160	973,058
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	670,100	1,837,692
Holitech Technology Co. Ltd. (China)(b)	1,191,300	534,763
Lens Technology Co. Ltd., A Shares (China)	2,048,700	3,447,915
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,047,500	957,056
Lingyi iTech Guangdong Co., A Shares (China)(b)	2,912,500	2,492,873
Maxscend Microelectronics Co. Ltd., A Shares (China)	196,346	2,877,372
OFILM Group Co. Ltd., A Shares (China)(b)	1,341,973	923,936
Raytron Technology Co. Ltd., A Shares (China)	183,720	1,371,231
Shanghai Friendess Electronic Technology Corp. Ltd., A Shares (China)	55,048	1,554,219
Shengyi Technology Co. Ltd., A Shares (China)	953,319	2,208,477
Shennan Circuits Co. Ltd., A Shares (China)	76,264	905,499

	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	494,580	$815,234
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	399,975	707,210
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	642,817	1,652,460
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	147,320	489,918
Sunny Optical Technology Group Co. Ltd. (China)	3,316,428	34,791,252
Tianma Microelectronics Co. Ltd., A Shares (China)	950,552	1,352,796
Unisplendour Corp. Ltd., A Shares (China)	547,058	2,339,616
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	343,500	697,590
Wuhan Guide Infrared Co. Ltd., A Shares (China)	1,353,270	2,156,419
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	781,310	2,473,099
Xiamen Faratronic Co. Ltd., A Shares (China)	92,800	1,784,286
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	572,870	960,819
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	164,200	975,265

		90,320,942

Entertainment-9.55%
Bilibili, Inc., Z Shares (China)(b)(c)	1,386,446	27,764,597
China Ruyi Holdings Ltd. (China)(b)	24,541,212	5,939,987
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	285,900	678,002
Kingsoft Corp. Ltd. (China)	5,079,550	22,227,359
Tencent Music Entertainment Group, ADR (China)(b)	3,620,899	26,830,862

		83,440,807

Health Care Technology-0.17%
Winning Health Technology Group Co. Ltd., A Shares (China)	884,729	1,439,176

Hotels, Restaurants & Leisure-11.47%
Meituan, B Shares (China)(b)(d)	5,270,638	89,299,845
TravelSky Technology Ltd., H Shares (China)	5,487,873	10,919,958

		100,219,803

Household Durables-0.47%
TCL Technology Group Corp., A Shares (China)	7,032,000	4,059,929

Interactive Media & Services-26.88%
Autohome, Inc., ADR (China)	353,159	10,471,164
Baidu, Inc., A Shares (China)(b)	3,883,457	57,238,433
JOYY, Inc., ADR (China)	267,154	8,129,496
Kuaishou Technology (China)(b)(d)	8,586,888	56,116,301
Tencent Holdings Ltd. (China)	2,166,524	95,052,277
Visual China Group Co. Ltd., A Shares (China)	227,000	540,944
Weibo Corp., ADR (China)(b)	418,356	7,325,414

		234,874,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
IT Services-2.72%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	740,300	$1,315,362
Beijing Ultrapower Software Co. Ltd., A Shares (China)	807,800	1,600,862
China TransInfo Technology Co. Ltd., A Shares (China)(b)	418,671	878,652
DHC Software Co. Ltd., A Shares (China)	1,320,400	1,482,739
Digital China Information Service Co. Ltd., A Shares (China)	244,900	476,495
GDS Holdings Ltd., A Shares (China)(b)(c)	5,504,317	10,588,057
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	617,798	3,539,983
Taiji Computer Corp. Ltd., A Shares (China)	243,573	1,413,653
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,007,945	1,309,360
Wonders Information Co. Ltd., A Shares (China)(b)	594,400	1,119,615

		23,724,778

Machinery-0.36%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	309,500	1,166,846
Hoyuan Green Energy Co. Ltd., A Shares (China)	151,720	1,948,783

		3,115,629

Media-1.39%
China Literature Ltd. (China)(b)(c)(d)	2,356,444	10,806,760
People.cn Co. Ltd., A Shares (China)	455,400	1,352,751

		12,159,511

Semiconductors & Semiconductor Equipment-13.00%
3Peak, Inc., A Shares (China)	39,755	1,332,741
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)(b)	253,831	6,647,850
All Winner Technology Co. Ltd., A Shares (China)	221,953	847,357
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	169,343	2,045,110
China Resources Microelectronics Ltd., A Shares (China)	397,751	3,286,748
GigaDevice Semiconductor, Inc., A Shares (China)	274,864	4,303,354
Goke Microelectronics Co. Ltd., A Shares (China)	89,600	1,316,544
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	248,902	1,731,630
Hangzhou Lion Electronics Co. Ltd., A Shares (China)	278,812	1,855,205
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	583,300	2,769,921
Hua Hong Semiconductor Ltd. (China)(b)(d)	2,420,460	9,882,386
Ingenic Semiconductor Co. Ltd., A Shares (China)	160,000	2,041,973
JCET Group Co. Ltd., A Shares (China)	733,000	2,914,776
LONGi Green Energy Technology Co. Ltd., A Shares (China)	3,121,305	15,709,694
Montage Technology Co. Ltd., A Shares (China)	466,615	4,101,621
NAURA Technology Group Co. Ltd., A Shares (China)	217,257	10,489,999

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Rockchip Electronics Co. Ltd., A Shares (China)	62,408	$660,364
SG Micro Corp., A Shares (China)	145,862	2,612,724
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	117,306	933,782
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)	1,671,530	5,035,948
Shenzhen SC New Energy Technology Corp., A Shares (China)	128,118	1,901,003
StarPower Semiconductor Ltd., A Shares (China)	62,600	2,186,871
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)	1,331,125	7,988,825
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,320,000	1,707,110
TongFu Microelectronics Co. Ltd., A Shares (China)(b)	623,300	1,609,485
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	349,959	5,354,299
Will Semiconductor Co. Ltd., A Shares (China)	340,849	4,489,257
Wuxi Autowell Technology Co. Ltd., A Shares (China)	48,862	1,179,481
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	211,145	1,354,666
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	538,600	5,318,988

		113,609,712

Software-13.44%
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	274,200	1,346,422
Beijing Kingsoft Office Software, Inc., A Shares (China)	189,891	12,065,186
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	474,700	784,521
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	864,812	2,390,397
China National Software & Service Co. Ltd., A Shares (China)	271,800	2,232,634
Hundsun Technologies, Inc., A Shares (China)	782,525	5,579,622
Iflytek Co. Ltd., A Shares (China)	957,350	8,373,807
Kingdee International Software Group Co. Ltd. (China)(b)	15,087,022	23,063,257
Longshine Technology Group Co. Ltd., A Shares (China)	437,067	1,512,153
Ming Yuan Cloud Group Holdings Ltd. (China)	3,308,599	1,707,006
Newland Digital Technology Co. Ltd., A Shares (China)	425,200	981,344
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	305,400	559,384
Sangfor Technologies, Inc., A Shares (China)	60,714	1,044,061
SenseTime Group, Inc., B Shares (China)(b)(c)(d)	90,587,412	30,003,856
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	1,369,200	608,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Software-(continued)
Shanghai Baosight Software Co. Ltd., A Shares (China)	372,353	$2,902,206
Shanghai Baosight Software Co. Ltd., B Shares (China)	2,957,809	10,115,707
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	291,100	584,032
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	387,600	1,057,925
Sinosoft Co. Ltd., A Shares (China)	87,420	491,597
Thunder Software Technology Co. Ltd., A Shares (China)	168,287	2,052,275
Topsec Technologies Group, Inc., A Shares (China)	488,500	835,531
Tuya, Inc., ADR (China)(b)(c)	1,378,587	2,715,816
Yonyou Network Technology Co. Ltd., A Shares (China)	1,414,804	4,412,967

		117,420,397

Technology Hardware, Storage & Peripherals-1.40%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,328,646	2,224,574
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	598,758	3,551,998
Legend Holdings Corp., H Shares (China)(d)	3,035,963	3,171,365
Ninestar Corp., A Shares (China)	581,150	3,320,042

		12,267,979

	Shares	Value
Trading Companies & Distributors-0.20%
Beijing United Information Technology Co. Ltd., A Shares (China)	205,355	$1,782,281

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $978,485,062)		874,124,688

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.04%
Invesco Private Government Fund, 4.83%(e)(f)(g)	7,588,093	7,588,093
Invesco Private Prime Fund, 4.99%(e)(f)(g)	19,003,096	19,003,096

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,591,240)		26,591,189

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $1,005,076,302)		900,715,877
OTHER ASSETS LESS LIABILITIES-(3.09)%		(26,994,310)

NET ASSETS-100.00%		$873,721,567

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $199,280,513, which represented 22.81% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$276,917	$134,239,076	$(134,515,993)	$-	$-	$-	$71,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$13,979,864	$107,062,822	$(113,454,593)	$-	$-	$7,588,093	$191,266	*

Invesco Private Prime Fund	35,951,651	256,659,067	(273,614,198)	(476)	7,052	19,003,096	519,218	*

Total	$50,208,432	$497,960,965	$(521,584,784)	$(476)	$7,052	$26,591,189	$781,861

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	100.05%

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Interactive Media & Services	26.88

Software	13.44

Semiconductors & Semiconductor Equipment	13.00

Hotels, Restaurants & Leisure	11.47

Electronic Equipment, Instruments & Components	10.34

Entertainment	9.55

Broadline Retail	6.66

Industry Types Each Less Than 3%	8.71

Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Developed Markets Momentum ETF (PIZ)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.62%
Australia-3.00%
BHP Group Ltd.	28,954	$849,561
EBOS Group Ltd.	29,303	801,786
Steadfast Group Ltd.	221,438	867,780
Washington H Soul Pattinson & Co. Ltd.(a)	42,473	882,748
Woolworths Group Ltd.	29,375	753,786

		4,155,661

Belgium-0.93%
D’Ieteren Group(a)	6,854	1,290,142

Canada-15.56%
ATS Corp.(b)	25,317	1,084,134
Bombardier, Inc., Class B(b)	43,426	1,873,693
Cameco Corp.	29,520	810,750
Canadian Pacific Kansas City Ltd.	19,585	1,542,194
CGI,Inc., Class A(b)	22,791	2,310,691
Constellation Software, Inc.	2,275	4,448,050
Element Fleet Management Corp.	81,442	1,064,036
Ivanhoe Mines Ltd., Class A(b)	115,247	998,416
Quebecor, Inc., Class B	36,183	932,920
Stantec, Inc.	12,186	731,717
Teck Resources Ltd., Class B	28,708	1,335,812
TFI International, Inc.	13,947	1,501,542
Thomson Reuters Corp.	7,004	920,027
TMX Group Ltd.	8,366	846,408
WSP Global, Inc.	9,060	1,194,440

		21,594,830

Denmark-3.86%
Novo Nordisk A/S, Class B	21,775	3,627,178
Ringkjoebing Landbobank A/S	12,305	1,730,570

		5,357,748

Finland-6.46%
Elisa OYJ	37,797	2,350,115
Neste OYJ	49,525	2,402,446
Sampo OYJ, Class A	65,330	3,314,834
Valmet OYJ(a)	26,315	889,565

		8,956,960

France-9.03%
Alten S.A.	8,702	1,479,479
Hermes International	1,144	2,484,022
LVMH Moet Hennessy Louis Vuitton SE	3,237	3,112,648
Pernod Ricard S.A.	11,064	2,557,749
Publicis Groupe S.A.	8,692	711,253
Rexel S.A.	31,321	726,146
Technip Energies N.V.	31,241	694,285
Veolia Environnement S.A.	24,107	763,560

		12,529,142

Germany-6.70%
Allianz SE	3,028	760,345
Carl Zeiss Meditec AG, BR	13,717	1,844,487
Deutsche Boerse AG	3,766	718,860
Deutsche Post AG	16,745	804,532
Hannover Rueck SE	6,467	1,382,220
Mercedes-Benz Group AG(a)	10,071	784,736

	Shares	Value
Germany-(continued)
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen, Class R	2,536	$953,313
Rheinmetall AG	3,593	1,053,152
SAP SE	7,378	1,000,733

		9,302,378

Ireland-1.65%
AIB Group PLC	208,746	898,316
Bank of Ireland Group PLC(a)	134,133	1,387,536

		2,285,852

Italy-3.91%
Banco BPM S.p.A.	194,192	790,020
Infrastrutture Wireless Italiane S.p.A.(a)(c)	59,868	832,457
Interpump Group S.p.A.(a)	36,635	2,041,666
Terna Rete Elettrica Nazionale S.p.A	121,607	1,055,237
UniCredit S.p.A.(a)	35,957	712,156

		5,431,536

Japan-5.67%
Asics Corp.	27,300	756,858
Disco Corp.	11,200	1,267,521
Marubeni Corp.	56,798	800,882
Mitsui OSK Lines Ltd.	42,400	1,046,260
Nippon Steel Corp.	31,000	658,635
Nippon Telegraph & Telephone Corp.	22,714	692,104
NOF Corp.	23,500	1,068,300
Sanrio Co. Ltd.	20,100	927,022
Shin-Etsu Chemical Co. Ltd.	22,700	643,999

		7,861,581

Luxembourg-0.52%
ArcelorMittal S.A.	25,337	719,161

Netherlands-4.87%
ASML Holding N.V.(a)	5,841	3,698,194
Heineken Holding N.V.(a)	8,759	840,801
Koninklijke Ahold Delhaize N.V.(a)	21,221	731,422
Wolters Kluwer N.V.	11,246	1,491,733

		6,762,150

Singapore-2.61%
Oversea-Chinese Banking Corp. Ltd.	144,590	1,363,372
STMicroelectronics N.V.	36,859	1,569,300
Venture Corp. Ltd.	54,298	690,655

		3,623,327

South Korea-6.55%
Ecopro BM Co. Ltd.	18,756	3,741,671
Ecopro Co. Ltd.	2,908	1,586,103
L&F Co. Ltd.	14,464	2,863,837
Posco Future M Co. Ltd.	3,591	898,823

		9,090,434

Spain-1.26%
Ferrovial S.A.	31,456	987,301
Iberdrola S.A.	58,187	756,729

		1,744,030

Sweden-5.55%
Lifco AB, Class B(a)	55,271	1,258,210
Nibe Industrier AB, Class B(a)	312,447	3,487,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Sweden-(continued)
Saab AB, Class B	12,466	$699,547
SSAB AB, Class B(a)	107,539	724,668
Swedbank AB, Class A(a)	88,348	1,533,154

		7,703,374

Switzerland-15.26%
Baloise Holding AG	6,243	1,045,819
Belimo Holding AG	7,402	3,574,383
Chocoladefabriken Lindt & Spruengli AG	7	863,547
Cie Financiere Richemont S.A.	4,441	733,223
Flughafen Zurich AG	19,067	3,676,082
Georg Fischer AG	10,649	774,701
Novartis AG	8,939	915,242
Schindler Holding AG, PC	11,543	2,576,927
Sika AG	9,330	2,572,420
Swiss Life Holding AG	2,411	1,589,545
Swisscom AG	1,134	781,015
VAT Group AG(a)(c)	3,815	1,342,890
Zurich Insurance Group AG(a)	1,514	734,504

		21,180,298

United Kingdom-4.96%
3i Group PLC	61,076	1,356,464
Ashtead Group PLC	11,301	650,128
BP PLC	110,247	740,516
Centrica PLC	551,689	793,964
InterContinental Hotels Group PLC	25,993	1,783,816
NatWest Group PLC	215,837	710,769
RELX PLC	25,596	851,262

		6,886,919

	Shares	Value
United States-1.27%
Nestle S.A.	13,727	$1,766,211

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $121,052,111)		138,241,734

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.54%
Invesco Private Government Fund, 4.83%(d)(e)(f)	3,707,415	3,707,415
Invesco Private Prime Fund, 4.99%(d)(e)(f)	9,533,352	9,533,352

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,240,827)		13,240,767

TOTAL INVESTMENTS IN SECURITIES-109.16% (Cost $134,292,938)		151,482,501
OTHER ASSETS LESS LIABILITIES-(9.16)%		(12,713,426)

NET ASSETS-100.00%		$138,769,075

Investment Abbreviations:

BR-Bearer Shares

PC-Participation Certificate

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2023.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $2,175,347, which represented 1.57% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,670,877	$(1,670,877)	$-	$-	$-	$490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,900,398	$16,658,144	$(14,851,127)	$-	$-	$3,707,415	$45,287	*

Invesco Private Prime Fund	4,885,456	37,245,649	(32,598,767)	(190)	1,204	9,533,352	122,900	*

Total	$6,785,854	$55,574,670	$(49,120,771)	$(190)	$1,204	$13,240,767	$168,677

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Industrials	29.78

Financials	17.12

Information Technology	13.93

Materials	8.69

Consumer Discretionary	8.55

Consumer Staples	5.41

Health Care	5.18

Communication Services	4.54

Energy	3.99

Utilities	2.43

Money Market Funds Plus Other Assets Less Liabilities	0.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Emerging Markets Momentum ETF (PIE)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Brazil-3.00%
BB Seguridade Participacoes S.A.	126,100	$864,805
Metalurgica Gerdau S.A., Preference Shares	363,400	846,966
Santos Brasil Participacoes S.A.	540,800	914,512
Vale S.A.	130,600	1,890,011

		4,516,294

China-15.96%
Airtac International Group	42,000	1,516,467
Akeso, Inc., B Shares(a)(b)(c)	213,879	1,167,495
ANTA Sports Products Ltd.	143,696	1,771,968
C&D International Investment Group Ltd.	964,045	2,953,577
China Merchants Bank Co. Ltd., H Shares	226,347	1,085,614
China Overseas Property Holdings Ltd.	2,271,062	2,514,112
China Resources Pharmaceutical Group Ltd.(a)	938,964	930,603
China Shenhua Energy Co. Ltd., H Shares	384,612	1,273,890
China State Construction International Holdings Ltd.	776,779	962,822
China Suntien Green Energy Corp. Ltd., H Shares	1,757,084	767,755
ENN Energy Holdings Ltd.	61,961	844,575
Lenovo Group Ltd.	874,705	893,659
PetroChina Co. Ltd., H Shares	1,622,806	1,122,541
Sany Heavy Equipment International Holdings Co. Ltd.	2,826,104	3,744,186
Tsingtao Brewery Co. Ltd., H Shares	78,647	838,578
Yadea Group Holdings Ltd.(a)	326,095	761,037
Zhaojin Mining Industry Co. Ltd., H Shares(b)(c)	550,526	875,242

		24,024,121

Indonesia-3.85%
PT Bank Mandiri (Persero) Tbk	2,281,519	804,830
PT Bukit Asam Tbk	3,489,321	984,716
PT Kalbe Farma Tbk	5,316,513	768,303
PT Merdeka Copper Gold Tbk(b)	12,037,172	3,232,888

		5,790,737

Malaysia-6.70%
D&O Green Technologies Bhd	2,947,700	2,709,465
Frontken Corp. Bhd	5,994,500	4,085,479
Press Metal Aluminium Holdings Bhd	735,400	849,078
QL Resources Bhd	1,925,100	2,438,474

		10,082,496

Mexico-12.91%
Alsea S.A.B. de C.V.(b)	446,750	1,193,216
Arca Continental S.A.B. de C.V.	102,282	970,145
Corp. Inmobiliaria Vesta SAB de C.V.(c)	350,301	1,102,810
Gentera S.A.B. de C.V.	1,892,715	2,075,387
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	101,281	1,109,661
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(c)	61,310	1,087,225
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	33,740	965,216
Grupo Bimbo S.A.B. de C.V., Series A	238,497	1,273,201
Grupo Carso S.A.B. de C.V., Series A1	180,015	1,012,790

	Shares	Value
Mexico-(continued)
Grupo Comercial Chedraui S.A. de C.V.	315,118	$1,856,574
Grupo Financiero Banorte S.A.B. de C.V., Class O	128,712	1,109,382
Grupo Financiero Inbursa S.A.B. de C.V., Class O(b)(c)	469,625	1,139,242
Grupo Mexico S.A.B. de C.V., Class B	179,832	881,365
Prologis Property Mexico S.A. de C.V.	232,009	798,829
Qualitas Controladora S.A.B. de C.V.	241,533	1,591,341
Regional S.A.B. de C.V.	172,646	1,260,175

		19,426,559

Philippines-1.22%
DMCI Holdings, Inc.	5,554,760	983,880
International Container Terminal Services, Inc.	218,652	856,685

		1,840,565

South Africa-1.50%
Investec Ltd.	257,955	1,419,308
OUTsurance Group Ltd.	439,559	836,626

		2,255,934

Taiwan-45.43%
Asia Vital Components Co. Ltd.	467,000	2,392,535
Chailease Holding Co. Ltd.	222,000	1,610,344
Chung-Hsin Electric and Machinery Manufacturing Corp.	308,000	1,016,898
Delta Electronics, Inc.	105,000	1,024,640
First Financial Holding Co. Ltd.	1,057,100	931,850
Formosa Plastics Corp.	295,000	901,049
Global Unichip Corp.	62,000	2,008,685
Goldsun Building Materials Co. Ltd.	1,476,000	1,344,328
Great Wall Enterprise Co. Ltd.	865,636	1,444,487
HTC Corp.(b)	439,000	809,671
Hua Nan Financial Holdings Co. Ltd.	1,082,718	771,295
Kings Town Bank Co. Ltd.	1,457,000	1,670,627
Lite-On Technology Corp.	751,000	1,795,511
Lotes Co. Ltd.	115,000	3,284,378
Micro-Star International Co. Ltd.	816,000	3,862,015
Mitac Holdings Corp.	819,000	756,594
Powertech Technology, Inc.	281,000	839,093
Qisda Corp.	2,156,000	2,426,530
Sigurd Microelectronics Corp.	1,297,000	2,198,055
Sinbon Electronics Co. Ltd.	443,000	4,899,406
SinoPac Financial Holdings Co. Ltd.	1,782,060	968,054
Supreme Electronics Co. Ltd.	1,544,000	2,179,706
Taichung Commercial Bank Co. Ltd.	1,861,700	853,866
Taiwan Business Bank	1,785,000	809,978
Taiwan Cooperative Financial Holding Co. Ltd.	986,420	858,315
Taiwan Hon Chuan Enterprise Co. Ltd.	238,000	773,398
Taiwan Semiconductor Manufacturing Co. Ltd.	212,000	3,461,788
Tatung Co. Ltd.(b)	733,000	777,289
Topco Scientific Co. Ltd.	630,000	3,821,908
Uni-President Enterprises Corp.	1,119,000	2,678,975
United Microelectronics Corp.	1,084,000	1,731,297
Walsin Lihwa Corp.	1,745,304	2,818,715
Wistron Corp.	901,000	1,362,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Taiwan-(continued)
Wiwynn Corp.	102,000	$3,865,333
Yulon Finance Corp.	742,000	4,453,086
Yulon Motor Co. Ltd.	367,000	962,192

		68,364,711

Thailand-3.15%
AP (Thailand) PCL, NVDR	2,515,919	928,343
Bangchak Corp. PCL, NVDR	890,626	788,972
Central Plaza Hotel PCL, NVDR(b)	617,026	989,301
Kiatnakin Phatra Bank PCL, NVDR	420,329	738,553
Kiatnakin Phatra Bank PCL, Wts., expiring 12/31/2024(d)	35,668	0
Kiatnakin Phatra Bank PCL, Wts., expiring 12/31/2026(d)	35,668	0
Thonburi Healthcare Group PCL, NVDR	659,385	1,293,764

		4,738,933

Turkey-5.82%
Akbank T.A.S.	928,734	766,454
Arcelik A.S.	186,585	929,171
Enka Insaat ve Sanayi A.S.	563,914	792,740
Ford Otomotiv Sanayi A.S.	48,765	1,347,490
Haci Omer Sabanci Holding A.S.	476,756	936,438
KOC Holding A.S.	205,615	799,803
Sasa Polyester Sanayi A.S.(b)	1	4
Turkiye Is Bankasi A.S., Class C	2,192,157	1,220,730
Turkiye Petrol Rafinerileri A.S.	317,023	1,080,746
Turkiye Sise ve Cam Fabrikalari A.S.	464,146	879,690

		8,753,266

	Shares	Value
United States-0.55%
GCC S.A.B. de C.V.	104,448	$827,582

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $134,632,530)		150,621,198

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.32%
Invesco Private Government Fund, 4.83%(e)(f)(g)	557,350	557,350
Invesco Private Prime Fund, 4.99%(e)(f)(g)	1,433,187	1,433,187

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,990,537)		1,990,537

TOTAL INVESTMENTS IN SECURITIES-101.41% (Cost $136,623,067)		152,611,735
OTHER ASSETS LESS LIABILITIES-(1.41)%		(2,127,697)

NET ASSETS-100.00%		$150,484,038

Investment Abbreviations:

NVDR-Non-Voting Depositary Receipt

Wts.-Warrants

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $2,859,135, which represented 1.90% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$21,555,247	$(21,555,247)	$-	$-	$-	$4,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$386,986	$9,109,393	$(8,939,029)	$-	$-	$557,350	$15,475	*

Invesco Private Prime Fund	1,036,003	19,496,706	(19,099,294)	(11)	(217)	1,433,187	42,349	*

Total	$1,422,989	$50,161,346	$(49,593,570)	$(11)	$(217)	$1,990,537	$62,712

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Information Technology	30.78

Financials	19.12

Industrials	16.16

Materials	8.26

Consumer Staples	7.64

Real Estate	5.51

Consumer Discretionary	5.29

Energy	4.00

Sector Types Each Less Than 3%	3.33

Money Market Funds Plus Other Assets Less Liabilities	(0.09)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Australia-5.91%
AGL Energy Ltd.	84,768	$464,957
AMP Ltd.	496,653	372,522
Ampol Ltd.	28,018	554,175
ANZ Group Holdings Ltd.	228,637	3,679,158
APA Group	65,990	448,306
Aristocrat Leisure Ltd.	22,841	572,232
ASX Ltd.	8,318	376,376
Aurizon Holdings Ltd.	276,926	625,882
Bank of Queensland Ltd.(a)	78,621	301,349
Bendigo & Adelaide Bank Ltd.(a)	59,743	341,117
BHP Group Ltd.	417,730	12,256,927
BlueScope Steel Ltd.	66,065	867,506
Brambles Ltd.	106,263	1,000,691
Coles Group Ltd.	90,244	1,085,407
Commonwealth Bank of Australia	86,757	5,696,644
Computershare Ltd.	25,360	375,405
CSL Ltd.	10,186	2,023,330
Dexus	111,927	575,463
Endeavour Group Ltd.	110,618	496,362
Evolution Mining Ltd.(a)	167,972	395,175
Fortescue Metals Group Ltd.	183,609	2,540,818
Glencore PLC	1,899,501	11,197,305
Goodman Group	63,382	808,819
GPT Group (The)(a)	185,681	541,139
Incitec Pivot Ltd.	181,940	383,550
Insurance Australia Group Ltd.	252,006	829,360
James Hardie Industries PLC, CDI	20,165	446,289
JB Hi-Fi Ltd.	14,067	413,215
Lendlease Corp. Ltd.(a)	90,666	446,379
Macquarie Group Ltd.	23,434	2,827,809
Medibank Pvt. Ltd.	278,362	654,882
Metcash Ltd.	123,615	318,595
Mineral Resources Ltd.	6,988	340,256
Mirvac Group	429,940	684,743
National Australia Bank Ltd.	190,184	3,624,701
Newcrest Mining Ltd.	65,163	1,245,381
Northern Star Resources Ltd.	56,150	499,457
Orica Ltd.	32,158	344,276
Origin Energy Ltd.	173,476	956,111
Qantas Airways Ltd.(b)	77,569	338,326
QBE Insurance Group Ltd.	119,049	1,206,065
Ramsay Health Care Ltd.	13,317	569,131
Rio Tinto Ltd.	48,557	3,601,979
Rio Tinto PLC	139,096	8,827,163
Santos Ltd.	237,087	1,107,720
Scentre Group	478,203	910,139
Sonic Healthcare Ltd.	35,796	838,361
South32 Ltd.	410,370	1,149,859
Star Entertainment Group Ltd. (The)(a)(b) .	288,884	242,454
Stockland	268,349	789,156
Suncorp Group Ltd.	117,442	968,592
Telstra Group Ltd.	501,133	1,447,229
Transurban Group	138,507	1,372,070
Treasury Wine Estates Ltd.	44,111	406,070
Vicinity Ltd.	393,673	546,334
Wesfarmers Ltd.	56,479	1,939,736
Westpac Banking Corp.	243,261	3,612,256

	Shares	Value
Australia-(continued)
Woodside Energy Group Ltd.	89,362	$1,988,969
Woolworths Group Ltd.	61,364	1,574,650
Worley Ltd.	35,479	352,632

		95,400,960

Austria-0.41%
ams-OSRAM AG(b)	44,292	305,548
ANDRITZ AG	6,832	443,878
BAWAG Group AG(b)(c)	10,033	489,135
Erste Group Bank AG	45,242	1,643,761
Mondi PLC(a)	80,022	1,272,334
OMV AG	21,766	1,029,431
Raiffeisen Bank International AG(b)	27,646	424,550
voestalpine AG	18,025	624,449
Wienerberger AG	13,812	416,283

		6,649,369

Belgium-0.90%
Ageas S.A./N.V	28,641	1,277,118
Anheuser-Busch InBev S.A./N.V.(a)	87,613	5,716,434
Cofinimmo S.A.(a)	3,154	301,717
Elia Group S.A./N.V	2,083	286,074
Etablissements Franz Colruyt N.V.	11,676	324,191
Groupe Bruxelles Lambert N.V.	8,308	745,686
KBC Group N.V.(a)	32,275	2,308,215
Proximus SADP	56,289	480,366
Sofina S.A.(a)	1,296	297,317
Solvay S.A., Class A(a)	9,208	1,106,529
UCB S.A.(a)	9,002	838,984
Umicore S.A.(a)	27,995	919,777

		14,602,408

Brazil-0.10%
Wheaton Precious Metals Corp.	13,385	659,727
Yara International ASA	22,588	905,962

		1,565,689

Burkina Faso-0.02%
Endeavour Mining PLC	13,307	344,212

Canada-8.96%
Agnico Eagle Mines Ltd.	19,336	1,095,749
Air Canada(a)(b)	21,240	296,918
Algonquin Power & Utilities Corp.	90,318	767,134
Alimentation Couche-Tard, Inc.	55,261	2,755,105
Allied Properties REIT	17,156	288,147
AltaGas Ltd.(a)	38,381	670,670
ARC Resources Ltd.	45,023	558,680
Atco Ltd., Class I	9,553	315,334
B2Gold Corp.	102,464	402,664
Bank of Montreal(a)	60,001	5,402,877
Bank of Nova Scotia (The)	162,264	8,091,067
Barrick Gold Corp.	160,958	3,057,051
BCE, Inc.	35,369	1,698,171
Bombardier, Inc., Class B(b)	12,124	523,112
Brookfield Corp.(a)	137,296	4,449,998
CAE, Inc.(b)	14,392	323,536
Cameco Corp.	9,862	270,854
Canadian Apartment Properties REIT	15,669	573,363
Canadian Imperial Bank of Commerce	109,289	4,576,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Canada-(continued)
Canadian National Railway Co.	25,230	$3,004,236
Canadian Natural Resources Ltd.	82,546	5,024,698
Canadian Pacific Kansas City Ltd.	28,204	2,220,886
Canadian Tire Corp. Ltd., Class A(a)	7,306	956,734
Canadian Utilities Ltd., Class A(a)	14,398	415,815
Canadian Western Bank	13,324	238,718
Capital Power Corp.	11,166	363,556
CCL Industries, Inc., Class B(a)	9,152	429,900
Celestica, Inc.(b)	22,242	241,066
Cenovus Energy, Inc.	65,512	1,098,387
CGI,Inc., Class A(b)	10,732	1,088,076
CI Financial Corp.	30,330	298,313
Constellation Software, Inc.	255	498,573
Crescent Point Energy Corp.	65,615	484,747
Dollarama, Inc.	4,887	302,379
Element Fleet Management Corp.	20,808	271,856
Emera, Inc.(a)	29,424	1,250,677
Enbridge, Inc.(a)	223,564	8,879,593
Fairfax Financial Holdings Ltd.	2,575	1,797,545
Finning International, Inc.	17,166	444,369
First Capital REIT	25,778	302,387
Fortis, Inc.	49,355	2,164,808
Franco-Nevada Corp.	4,183	634,035
George Weston Ltd.	7,815	1,048,223
Gibson Energy, Inc.	22,512	381,590
Gildan Activewear, Inc.	11,315	368,073
Great-West Lifeco, Inc.	41,763	1,186,102
Hydro One Ltd.(c)	25,461	744,889
iA Financial Corp., Inc.	9,652	646,954
IGM Financial, Inc.	9,199	282,013
Imperial Oil Ltd.	14,990	763,260
Intact Financial Corp.	9,172	1,385,910
Keyera Corp.	25,496	599,287
Kinross Gold Corp.	242,349	1,220,411
Linamar Corp.	5,097	242,016
Loblaw Cos. Ltd.	13,913	1,307,184
Magna International, Inc.	48,725	2,537,738
Manulife Financial Corp.	297,867	5,874,764
MEG Energy Corp.(b)	23,877	397,158
Methanex Corp.	6,843	306,000
Metro, Inc.	18,256	1,039,393
National Bank of Canada	27,196	2,025,814
Northland Power, Inc.	17,240	422,770
Nutrien Ltd.	42,504	2,945,477
Onex Corp.	7,777	357,743
Open Text Corp.	17,705	669,795
Parkland Corp.(a)	29,065	684,676
Pembina Pipeline Corp.(a)	51,561	1,695,510
Power Corp. of Canada	103,731	2,775,491
Restaurant Brands International, Inc.	11,430	800,429
RioCan REIT	36,330	561,973
Royal Bank of Canada(a)	117,249	11,628,079
Saputo, Inc.	20,754	536,791
Shopify, Inc., Class A(b)	15,793	764,324
SNC-Lavalin Group, Inc.	17,327	398,586
SSR Mining, Inc.	22,030	315,109
Sun Life Financial, Inc.	63,273	3,100,438
Suncor Energy, Inc.	161,109	5,038,888
TC Energy Corp.(a)	106,737	4,431,439
Teck Resources Ltd., Class B	36,312	1,689,634

	Shares	Value
Canada-(continued)
TELUS Corp.	45,163	$956,338
TFI International, Inc.	3,064	329,872
Thomson Reuters Corp.	5,517	724,699
TMX Group Ltd.	3,046	308,171
Toromont Industries Ltd.	3,465	279,693
Toronto-Dominion Bank (The)	164,199	9,935,716
Tourmaline Oil Corp.	13,674	613,682
Vermilion Energy, Inc.	29,877	377,786
West Fraser Timber Co. Ltd.	10,178	735,415
WSP Global, Inc.	4,865	641,385

		144,605,347

Chile-0.07%
Antofagasta PLC(a)	28,286	519,247
Lundin Mining Corp.	78,872	601,877

		1,121,124

China-0.27%
AAC Technologies Holdings, Inc.(b)	127,424	267,837
BOC Hong Kong Holdings Ltd.	348,182	1,095,568
Lenovo Group Ltd.	1,146,328	1,171,168
Prosus N.V.	12,388	928,214
Wilmar International Ltd.	173,314	510,530
Xinyi Glass Holdings Ltd.	199,491	363,409

		4,336,726

Denmark-1.08%
AP Moller - Maersk A/S, Class A(a)	500	892,421
AP Moller - Maersk A/S, Class B	841	1,519,114
Carlsberg A/S, Class B	6,372	1,054,717
Chr. Hansen Holding A/S(a)	4,471	348,207
Coloplast A/S, Class B	4,739	682,987
Danske Bank A/S(b)	90,311	1,906,867
DSV A/S, (Acquired 01/10/2017 -04/11/2023; Cost $910,573)(a)(d)	6,680	1,257,082
Genmab A/S(b)	855	352,065
ISS A/S	27,615	576,736
Jyske Bank A/S(b)	4,397	321,147
Novo Nordisk A/S, Class B	29,445	4,904,810
Novozymes A/S, Class B(a)	7,531	391,983
Orsted A/S(a)(c)	10,385	933,086
Pandora A/S	5,813	537,448
Tryg A/S	21,885	517,035
Vestas Wind Systems A/S(a)(b)	42,556	1,175,328

		17,371,033

Finland-1.29%
Elisa OYJ	9,705	603,431
Fortum OYJ(a)	89,580	1,338,067
Huhtamaki OYJ(a)	10,155	365,931
Kesko OYJ, Class B	31,093	648,946
Kone OYJ, Class B	23,248	1,326,922
Konecranes OYJ(a)	8,971	351,294
Neste OYJ	22,846	1,108,254
Nokia OYJ	559,703	2,374,019
Nokian Renkaat OYJ(a)	37,100	361,581
Nordea Bank Abp	459,045	5,093,197
Orion OYJ, Class B	5,844	274,975
Outokumpu OYJ(a)	71,342	389,318
Sampo OYJ, Class A	55,349	2,808,400
Stora Enso OYJ, Class R	78,377	995,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Finland-(continued)
UPM-Kymmene OYJ	56,515	$1,803,145
Valmet OYJ(a)	11,340	383,343
Wartsila OYJ Abp(a)	56,053	649,766

		20,875,663

France-9.19%
Accor S.A.(b)	10,673	378,470
Air France-KLM(a)(b)	378,351	655,162
Air Liquide S.A.	27,718	4,993,418
Airbus SE(a)	25,763	3,616,161
Alstom S.A.(a)	35,007	878,849
Amundi S.A.(c)	7,156	468,878
Arkema S.A.	9,979	987,327
Atos SE(b)	48,298	668,379
AXA S.A.(a)	263,245	8,593,708
BNP Paribas S.A.	176,635	11,425,347
Bollore SE(a)	50,742	342,837
Bouygues S.A.(a)	55,011	2,016,307
Bureau Veritas S.A.	14,847	428,463
Capgemini SE	8,814	1,604,585
Carrefour S.A.	118,151	2,460,074
Cie de Saint-Gobain	69,930	4,046,967
Cie Generale des Etablissements Michelin S.C.A.	95,857	3,050,968
Covivio S.A.(a)	6,682	379,912
Credit Agricole S.A.	276,163	3,379,334
Danone S.A.	67,694	4,483,304
Dassault Systemes SE	11,078	448,478
Edenred	7,668	498,786
Eiffage S.A.	10,435	1,243,034
Elis S.A.	26,764	531,854
ENGIE S.A.(a)	350,782	5,621,515
EssilorLuxottica S.A.	13,661	2,705,665
Eurazeo SE(a)	5,278	376,710
Faurecia SE(a)(b)	49,595	1,026,617
Gecina S.A.	5,874	654,326
Hermes International	372	807,741
Kering S.A.(a)	3,317	2,122,843
Klepierre S.A.(a)	28,281	716,862
Korian S.A.	29,118	252,509
Legrand S.A.	13,409	1,268,663
L’Oreal S.A.	7,137	3,409,745
LVMH Moet Hennessy Louis Vuitton SE	6,496	6,246,450
Nexans S.A.(a)	2,936	252,339
Orange S.A.	419,469	5,471,917
Orpea S.A.(a)(b)	126,674	374,234
Pernod Ricard S.A.	9,101	2,103,948
Publicis Groupe S.A.	21,451	1,755,303
Renault S.A.(a)(b)	75,371	2,798,339
Rexel S.A.	33,532	777,406
Rubis S.C.A.	10,721	316,968
Safran S.A.	15,526	2,415,811
Schneider Electric SE	28,036	4,884,805
SCOR SE	28,556	738,335
SEB S.A.(a)	3,722	426,523
Societe Generale S.A.(a)	197,256	4,796,399
Sodexo S.A.	10,039	1,077,273
SPIE S.A.(a)	14,840	463,322
Technip Energies N.V.	22,868	508,208
Teleperformance	2,701	539,128

	Shares	Value
France-(continued)
Thales S.A.	6,229	$951,751
TotalEnergies SE	346,762	22,180,897
Ubisoft Entertainment S.A.(b)	15,505	453,443
Unibail-Rodamco-Westfield(a)(b)	12,745	682,981
Valeo(a)	63,343	1,235,325
Veolia Environnement S.A.	85,474	2,707,283
Vinci S.A.(a)	45,370	5,619,928
Vivendi SE(a)	90,292	992,238
Wendel SE	2,659	298,251
Worldline S.A.(b)(c)	16,569	720,346

		148,332,949

Germany-9.87%
adidas AG	14,778	2,601,250
Allianz SE	58,379	14,659,249
Aroundtown S.A.(a)	197,524	268,331
Aurubis AG	6,547	612,925
BASF SE	174,173	9,008,647
Bayer AG	110,027	7,259,037
Bayerische Motoren Werke AG	64,384	7,210,350
Bayerische Motoren Werke AG, Preference Shares	12,028	1,278,095
Beiersdorf AG	3,493	488,204
Brenntag SE	14,130	1,150,933
Commerzbank AG(b)	153,877	1,709,845
Continental AG.	25,796	1,806,125
Covestro AG(b)(c)	39,763	1,746,716
Daimler Truck Holding AG(b)	64,981	2,147,867
Deutsche Bank AG.	427,869	4,696,749
Deutsche Boerse AG	7,615	1,453,564
Deutsche Lufthansa AG(b)	98,234	1,055,222
Deutsche Post AG	131,157	6,301,580
Deutsche Telekom AG	460,797	11,130,792
E.ON SE	302,109	4,004,008
Evonik Industries AG	38,246	834,338
Freenet AG.	18,696	533,348
Fresenius Medical Care AG& Co. KGaA	42,871	2,084,395
Fresenius SE & Co. KGaA	84,028	2,432,349
Fuchs Petrolub SE	2,801	91,068
Fuchs Petrolub SE, Preference Shares	5,844	230,974
GEA Group AG	11,442	537,364
Hannover Rueck SE	6,419	1,371,961
HeidelbergCement AG	28,748	2,175,943
Henkel AG& Co. KGaA	11,239	831,326
Henkel AG& Co. KGaA, Preference Shares.	19,073	1,543,027
HUGO BOSS AG	4,246	319,787
Infineon Technologies AG	45,169	1,640,860
K+S AG	27,150	542,223
KION Group AG	15,398	636,117
Knorr-Bremse AG	6,463	452,654
Lanxess AG	14,851	604,338
LEG Immobilien SE	9,522	592,683
Mercedes-Benz Group AG(a)	144,494	11,259,020
Merck KGaA	5,082	911,991
MTU Aero Engines AG	2,230	585,198
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	17,443	6,557,034
ProSiebenSat.1 Media SE	47,628	426,960
Puma SE	5,229	305,728
Rheinmetall AG	2,393	701,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Germany-(continued)
RWE AG	58,543	$2,750,069
Salzgitter AG	6,995	276,774
SAP SE	55,756	7,562,602
Siemens AG	57,253	9,411,570
Siemens Energy AG(b)	84,823	2,077,037
Siemens Healthineers AG(c)	12,717	792,113
Symrise AG	5,231	632,076
TAG Immobilien AG	37,175	318,069
Talanx AG	7,585	381,512
Telefonica Deutschland Holding AG	179,051	605,866
thyssenkrupp AG	203,050	1,457,984
TUI AG(a)(b)	67,158	428,301
United Internet AG	19,588	336,487
Volkswagen AG	9,504	1,594,323
Volkswagen AG, Preference Shares	67,208	9,176,764
Vonovia SE	103,469	2,241,760
Zalando SE(b)(c)	12,270	503,508

		159,338,407

Hong Kong-1.60%
AIA Group Ltd.	715,746	7,745,656
CK Asset Holdings Ltd.	131,643	776,452
CK Hutchison Holdings Ltd.	166,652	1,114,566
CLP Holdings Ltd.	99,337	739,026
Hang Lung Properties Ltd.	160,000	291,876
Hang Seng Bank Ltd.	41,867	619,213
Henderson Land Development Co. Ltd.	106,666	379,111
Hong Kong & China Gas Co. Ltd. (The)	569,491	504,931
Hong Kong Exchanges & Clearing Ltd.	26,105	1,077,469
Hongkong Land Holdings Ltd.	75,138	332,861
Jardine Matheson Holdings Ltd.	10,865	523,693
Link REIT	221,611	1,445,430
MTR Corp. Ltd.	103,342	515,400
New World Development Co. Ltd.	270,333	718,027
Orient Overseas International Ltd.	25,000	505,739
Power Assets Holdings Ltd.	62,443	356,367
Prudential PLC	266,075	4,051,619
Sun Hung Kai Properties Ltd.	126,686	1,759,102
Swire Pacific Ltd., Class A	64,000	506,299
Swire Pacific Ltd., Class B	137,500	174,286
Techtronic Industries Co. Ltd.	52,951	569,315
WH Group Ltd.	748,922	415,967
Wharf Real Estate Investment Co. Ltd.	132,705	762,430

		25,884,835

Ireland-0.53%
AIB Group PLC	124,923	537,593
Bank of Ireland Group PLC	94,498	977,533
CRH PLC	72,066	3,494,570
Flutter Entertainment PLC(a)(b)	5,376	1,075,392
Kerry Group PLC, Class A	7,805	822,380
Kingspan Group PLC	6,597	456,650
Smurfit Kappa Group PLC	30,095	1,112,854

		8,476,972

Israel-0.26%
Bank Hapoalim BM	94,562	805,342
Bank Leumi Le-Israel BM	106,539	834,393
Bezeq The Israeli Telecommunication
Corp. Ltd.	206,286	278,928
ICL Group Ltd.	74,632	456,644

	Shares	Value
Israel-(continued)
Israel Discount Bank Ltd., Class A	111,697	$548,280
Mizrahi Tefahot Bank Ltd.	13,543	439,460
Teva Pharmaceutical Industries Ltd.(a)(b)	101,801	846,837

		4,209,884

Italy-3.07%
A2A S.p.A.(a)	335,972	593,461
Assicurazioni Generali S.p.A.(a)	176,542	3,679,757
Azimut Holding S.p.A.(a)	12,159	271,692
Banco BPM S.p.A.	277,586	1,129,287
BPER Banca(a)	181,592	510,215
Coca-Cola HBC AG	19,127	582,748
Enel S.p.A.	1,570,368	10,747,122
Eni S.p.A.(a)	450,455	6,835,918
Ferrari N.V.	1,906	530,896
FinecoBank Banca Fineco S.p.A.(a)	20,533	311,238
Hera S.p.A.	153,755	479,361
Intesa Sanpaolo S.p.A.(a)	2,905,862	7,649,648
Italgas S.p.A.(a)	62,532	409,380
Iveco Group N.V.(b)	71,180	640,449
Leonardo S.p.A.	76,546	913,096
Mediobanca Banca di Credito Finanziario S.p.A.(a)	91,733	985,389
Moncler S.p.A.	5,131	380,436
Nexi S.p.A.(b)(c)	48,723	403,749
Pirelli & C. S.p.A.(c)	71,593	375,118
Poste Italiane S.p.A.(a)(c)	71,448	743,510
Prysmian S.p.A.	21,276	870,726
Saras S.p.A.(a)(b)	175,255	227,051
Snam S.p.A.	223,075	1,241,225
Telecom Italia S.p.A.(a)(b)	3,861,758	1,137,897
Telecom Italia S.p.A., RSP(a)(b)	2,160,384	624,887
Terna Rete Elettrica Nazionale S.p.A.	103,403	897,273
UniCredit S.p.A.(a)	308,412	6,108,335
Unipol Gruppo S.p.A.	60,470	340,203

		49,620,067

Japan-19.50%
Advantest Corp.	6,480	501,591
Aeon Co. Ltd.	56,807	1,154,580
AGC, Inc.	33,838	1,254,962
Aisin Corp.	21,255	620,487
Ajinomoto Co., Inc.	29,358	1,053,236
Alps Alpine Co. Ltd.	50,147	454,827
Amada Co. Ltd.	34,323	318,615
ANA Holdings, Inc.(a)(b)	16,352	355,165
Aozora Bank Ltd.(a)	23,577	421,101
Asahi Group Holdings Ltd.	42,937	1,653,279
Asahi Kasei Corp.	144,093	1,013,461
Astellas Pharma, Inc.	149,664	2,251,033
Bandai Namco Holdings, Inc.	38,331	866,470
Bank of Kyoto Ltd. (The)	7,592	370,777
Bridgestone Corp.	53,894	2,152,356
Brother Industries Ltd.	24,053	375,196
Canon, Inc.	127,651	3,035,537
Casio Computer Co. Ltd.(a)	28,306	267,750
Central Japan Railway Co.(a)	21,757	2,691,563
Chiba Bank Ltd. (The)	70,280	455,750
Chubu Electric Power Co., Inc.	73,334	818,084
Chugai Pharmaceutical Co. Ltd.	26,715	687,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Chugoku Electric Power Co., Inc. (The)(a)(b)	66,668	$350,562
Concordia Financial Group Ltd.	176,959	666,691
Cosmo Energy Holdings Co. Ltd.	13,268	420,943
CyberAgent, Inc.	30,968	268,595
Dai Nippon Printing Co. Ltd.	17,763	508,763
Daifuku Co. Ltd.	18,258	333,877
Dai-ichi Life Holdings, Inc.	144,207	2,663,008
Daiichi Sankyo Co. Ltd.	44,485	1,518,171
Daikin Industries Ltd.	13,607	2,460,282
Daito Trust Construction Co. Ltd.	7,336	693,382
Daiwa House Industry Co. Ltd.	52,621	1,335,959
Daiwa House REIT Investment Corp.	164	348,680
Daiwa Securities Group, Inc.	148,720	686,997
Denka Co. Ltd.	14,340	285,715
Denso Corp.	46,649	2,792,465
Dentsu Group, Inc.	24,205	866,591
Disco Corp.	3,432	388,405
Dowa Holdings Co. Ltd.	8,616	280,313
East Japan Railway Co.	49,119	2,815,148
Ebara Corp.	10,782	467,974
Eisai Co. Ltd.	16,944	974,717
Electric Power Development Co. Ltd.	23,155	369,521
ENEOS Holdings, Inc.	513,713	1,818,453
FANUC Corp.	56,435	1,901,959
Fast Retailing Co. Ltd.	5,016	1,179,174
Fuji Electric Co. Ltd.	15,857	634,676
FUJIFILM Holdings Corp.	35,819	1,857,174
Fujikura Ltd.	51,084	345,149
Fujitsu Ltd.	18,739	2,485,414
Fukuoka Financial Group, Inc.	24,970	466,337
GLP J-Reit	259	295,777
Hakuhodo DY Holdings, Inc.	30,496	357,222
Hankyu Hanshin Holdings, Inc.(a)	15,505	482,236
Haseko Corp.	26,464	322,042
Hikari Tsushin, Inc.	2,016	273,607
Hino Motors Ltd.(a)(b)	90,506	354,274
Hirose Electric Co. Ltd.	2,324	311,994
Hitachi Construction Machinery Co. Ltd.	18,607	455,046
Hitachi Ltd.	79,000	4,342,636
Honda Motor Co. Ltd.	172,147	4,536,140
Hoya Corp.	10,748	1,121,647
Hulic Co. Ltd.	47,706	408,864
Ibiden Co. Ltd.	8,734	341,240
Idemitsu Kosan Co. Ltd.	31,350	663,538
IHI Corp.	26,204	655,268
Inpex Corp.	177,374	1,918,789
Isetan Mitsukoshi Holdings Ltd.	50,042	549,795
Isuzu Motors Ltd.	80,798	944,072
ITOCHU Corp.(a)	98,459	3,248,102
J. Front Retailing Co. Ltd.	43,192	452,332
Japan Airlines Co. Ltd.(a)	16,940	321,719
Japan Exchange Group, Inc.	39,878	644,157
Japan Metropolitan Fund Investment Corp.	602	439,900
Japan Post Bank Co. Ltd.(a)	79,357	632,338
Japan Post Holdings Co. Ltd.	262,950	2,158,984
Japan Post Insurance Co. Ltd.	31,269	504,979
Japan Real Estate Investment Corp.	112	443,344
Japan Tobacco, Inc.	152,339	3,270,760

	Shares	Value
Japan-(continued)
JFE Holdings, Inc.	140,238	$1,649,919
JGC Holdings Corp.	25,307	313,910
JSR Corp.(a)	17,632	406,598
Kajima Corp.	46,763	616,455
Kansai Electric Power Co., Inc. (The)	84,465	911,861
Kao Corp.	47,329	1,913,459
Kawasaki Heavy Industries Ltd.	34,277	739,587
Kawasaki Kisen Kaisha Ltd.(a)	24,654	583,918
KDDI Corp.	148,345	4,627,985
Keio Corp.	8,762	324,316
Keyence Corp.	3,353	1,504,559
Kikkoman Corp.	8,654	510,349
Kintetsu Group Holdings Co. Ltd.	16,882	569,077
Kirin Holdings Co. Ltd.	79,821	1,294,933
Kobe Steel Ltd.	95,913	709,319
Koito Manufacturing Co. Ltd.	24,818	476,621
Komatsu Ltd.	98,254	2,412,965
Konami Group Corp.	5,976	293,610
Konica Minolta, Inc.	99,387	411,664
Kubota Corp.	91,323	1,373,551
Kuraray Co. Ltd.	34,730	323,159
Kurita Water Industries Ltd.	6,964	289,986
Kyocera Corp.	36,685	1,915,816
Kyowa Kirin Co. Ltd.	14,424	319,910
Kyushu Electric Power Co., Inc.(b)	69,739	406,147
Kyushu Railway Co.	21,926	496,763
Lawson, Inc.	7,001	317,234
Lion Corp.	26,316	286,420
Lixil Corp.	38,643	605,052
Makita Corp.	26,078	731,597
Marubeni Corp.	185,283	2,612,590
Marui Group Co. Ltd.	19,609	311,060
MatsukiyoCocokara & Co.	8,566	457,348
Mazda Motor Corp.	136,964	1,221,124
Mebuki Financial Group, Inc.	188,448	480,237
MEIJI Holdings Co. Ltd.	31,698	764,719
MINEBEA MITSUMI, Inc.	44,711	820,897
MISUMI Group, Inc.	13,980	350,103
Mitsubishi Chemical Group Corp.	149,169	870,376
Mitsubishi Corp.	119,864	4,417,270
Mitsubishi Electric Corp.	144,622	1,783,280
Mitsubishi Estate Co. Ltd.	141,932	1,742,814
Mitsubishi Gas Chemical Co., Inc.	23,957	346,252
Mitsubishi HC Capital, Inc.	78,741	407,107
Mitsubishi Heavy Industries Ltd.	59,894	2,255,180
Mitsubishi Materials Corp.	19,398	316,260
Mitsubishi Motors Corp.(b)	122,743	464,236
Mitsubishi UFJ Financial Group, Inc.	1,683,296	10,543,702
Mitsui & Co. Ltd.	133,656	4,151,076
Mitsui Chemicals, Inc.	22,322	559,833
Mitsui Fudosan Co. Ltd.	103,106	2,037,662
Mitsui Mining & Smelting Co. Ltd.	13,640	323,557
Mitsui OSK Lines Ltd.(a)	48,451	1,195,574
Mizuho Financial Group, Inc.	409,474	5,909,128
MS&AD Insurance Group Holdings, Inc.	40,534	1,323,201
Murata Manufacturing Co. Ltd.	39,690	2,296,899
Nabtesco Corp.	11,784	282,127
NEC Corp.	32,661	1,249,688
NGK Insulators Ltd.	34,013	424,647
NH Foods Ltd.	14,175	413,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Nichirei Corp.	15,383	$315,647
Nidec Corp.	24,854	1,223,671
Nikon Corp.(a)	53,541	548,917
Nintendo Co. Ltd.	66,724	2,803,422
Nippon Building Fund, Inc.	133	556,751
Nippon Electric Glass Co. Ltd.	18,509	351,925
Nippon Express Holdings, Inc.	9,036	528,231
Nippon Paint Holdings Co. Ltd.	42,048	377,665
Nippon Sanso Holdings Corp.	15,784	282,840
Nippon Steel Corp.	166,374	3,534,829
Nippon Telegraph & Telephone Corp.	165,475	5,042,087
Nippon Yusen K.K.(a)	77,263	1,817,452
Nishi-Nippon Financial Holdings, Inc.	32,812	271,335
Nissan Chemical Corp.	7,346	324,775
Nissan Motor Co. Ltd.(a)	507,970	1,836,175
Nisshin Seifun Group, Inc.	37,416	453,119
Nissin Foods Holdings Co. Ltd.	3,984	383,873
Niterra Co. Ltd.	28,194	586,801
Nitori Holdings Co. Ltd.	4,514	575,666
Nitto Denko Corp.	16,933	1,089,363
Nomura Holdings, Inc.	319,848	1,141,366
Nomura Real Estate Holdings, Inc.	20,658	512,031
Nomura Real Estate Master Fund, Inc.	399	466,206
Nomura Research Institute Ltd.	22,724	570,749
NSK Ltd.	66,577	373,553
NTT Data Corp.	62,753	847,522
Obayashi Corp.	73,601	611,878
Odakyu Electric Railway Co. Ltd.(a)	30,992	431,997
Olympus Corp.	46,012	800,010
Omron Corp.	13,443	784,080
Ono Pharmaceutical Co. Ltd.	26,910	542,291
Oriental Land Co. Ltd.	10,665	375,877
ORIX Corp.	121,548	2,053,100
ORIX JREIT, Inc.	214	276,291
Osaka Gas Co. Ltd.	32,846	543,714
Otsuka Corp.	10,061	364,639
Otsuka Holdings Co. Ltd.	31,744	1,072,626
Pan Pacific International Holdings Corp.	25,522	474,959
Panasonic Holdings Corp.	223,266	2,088,123
Persol Holdings Co. Ltd.	18,050	369,577
Rakuten Group, Inc.(a)	97,252	482,100
Recruit Holdings Co. Ltd.	62,271	1,748,792
Renesas Electronics Corp.(b)	67,252	875,192
Resona Holdings, Inc.	307,390	1,523,123
Resonac Holdings Corp.	45,886	720,818
Ricoh Co. Ltd.	53,723	442,283
Rohm Co. Ltd.	7,845	586,510
Ryohin Keikaku Co. Ltd.	31,201	326,755
Santen Pharmaceutical Co. Ltd.	44,645	374,105
SBI Holdings, Inc.	39,473	767,341
Secom Co. Ltd.	18,310	1,169,613
Seibu Holdings, Inc.	27,264	304,146
Seiko Epson Corp.	46,225	703,059
Sekisui Chemical Co. Ltd.	30,300	429,472
Sekisui House Ltd.	73,979	1,515,818
Seven & i Holdings Co. Ltd.	60,660	2,737,529
SG Holdings Co. Ltd.	35,728	512,705
Sharp Corp.(a)(b)	56,759	402,667
Shimadzu Corp.	14,267	443,208
Shimano, Inc.(a)	3,695	570,403

	Shares	Value
Japan-(continued)
Shimizu Corp.	54,293	$330,547
Shin-Etsu Chemical Co. Ltd.	120,450	3,417,166
Shionogi & Co. Ltd.	18,949	845,131
Shiseido Co. Ltd.	19,226	960,276
Shizuoka Financial Group, Inc.	55,192	413,844
SMC Corp.	2,398	1,193,144
SoftBank Corp.	237,288	2,668,869
SoftBank Group Corp.	149,861	5,606,374
Sojitz Corp.	32,410	678,833
Sompo Holdings, Inc.	31,965	1,327,053
Sony Group Corp.	98,081	9,241,576
Stanley Electric Co. Ltd.	13,529	302,543
Subaru Corp.	95,085	1,532,784
SUMCO Corp.	36,754	503,406
Sumitomo Chemical Co. Ltd.	230,880	776,580
Sumitomo Corp.	105,577	1,881,801
Sumitomo Electric Industries Ltd.	65,408	828,138
Sumitomo Forestry Co. Ltd.	27,068	581,456
Sumitomo Heavy Industries Ltd.	13,468	323,434
Sumitomo Metal Mining Co. Ltd.	29,896	1,099,762
Sumitomo Mitsui Financial Group, Inc.	215,052	8,763,805
Sumitomo Mitsui Trust Holdings, Inc.	45,248	1,624,628
Sumitomo Realty & Development Co. Ltd.	40,721	945,018
Suntory Beverage & Food Ltd.	14,150	531,021
Suzuki Motor Corp.	60,867	2,100,496
Sysmex Corp.	7,190	459,708
T&D Holdings, Inc.	83,994	1,020,277
Taisei Corp.	20,347	689,615
Taiyo Yuden Co. Ltd.	11,238	341,683
Takashimaya Co. Ltd.	26,014	382,859
Takeda Pharmaceutical Co. Ltd.	190,548	6,314,050
TDK Corp.	43,213	1,474,126
Terumo Corp.	31,912	950,575
THK Co. Ltd.	13,994	311,400
TIS, Inc.	14,840	405,426
Tobu Railway Co. Ltd.(a)	16,115	410,080
Tohoku Electric Power Co., Inc.(a)(b)	71,973	370,000
Tokio Marine Holdings, Inc.	175,235	3,500,453
Tokyo Electric Power Co. Holdings, Inc.(b)	694,339	2,483,333
Tokyo Electron Ltd.	23,383	2,660,886
Tokyo Gas Co. Ltd.	39,827	816,342
Tokyo Tatemono Co. Ltd.	30,396	382,615
Tokyu Corp.	43,077	606,776
Tokyu Fudosan Holdings Corp.	111,622	563,172
Toppan, Inc.	20,299	429,638
Toray Industries, Inc.	158,223	892,063
Toshiba Corp.	54,702	1,767,626
Tosoh Corp.	34,860	463,639
TOTO Ltd.	14,264	486,588
Toyo Suisan Kaisha Ltd.	7,605	339,018
Toyota Industries Corp.	12,915	744,558
Toyota Motor Corp.	846,661	11,546,649
Toyota Tsusho Corp.	20,708	853,170
Trend Micro, Inc.	7,623	370,611
Tsuruha Holdings, Inc.	5,264	343,678
Unicharm Corp.	13,745	552,768
West Japan Railway Co.	32,526	1,407,195
Yakult Honsha Co. Ltd.	5,178	389,020
Yamada Holdings Co. Ltd.	139,253	484,750
Yamaha Corp.	10,523	411,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Yamaha Motor Co. Ltd.	48,423	$1,244,670
Yamato Holdings Co. Ltd.	36,708	629,211
Yaskawa Electric Corp.	11,490	464,950
Yokogawa Electric Corp.	23,857	385,279
Z Holdings Corp.(a)	257,026	699,547

		314,845,528

Jordan-0.02%
Hikma Pharmaceuticals PLC	13,568	313,957

Luxembourg-0.26%
Aperam S.A.	8,463	313,463
ArcelorMittal S.A.	113,926	3,233,658
Eurofins Scientific SE(a)	5,590	390,400
SES S.A., FDR	41,259	255,763

		4,193,284

Macau-0.06%
Galaxy Entertainment Group Ltd.(b)	79,712	563,576
Sands China Ltd.(b)	131,900	467,957

		1,031,533

Netherlands-4.74%
Aalberts N.V.	7,339	338,512
ABN AMRO Bank N.V., CVA(a)(c)	81,523	1,306,370
Adyen N.V.(b)(c)	259	415,179
Aegon N.V.(a)	460,945	2,098,126
Akzo Nobel N.V.	21,710	1,800,944
ASM International N.V.(a)	875	316,896
ASML Holding N.V.	5,491	3,476,594
ASR Nederland N.V.	26,901	1,183,197
Euronext N.V.(c)	4,189	333,438
EXOR N.V.(b)	7,049	579,611
Heineken Holding N.V.	6,939	666,094
Heineken N.V.(a)	14,754	1,694,810
IMCD N.V.(a)	1,830	275,168
ING Groep N.V.	570,569	7,054,972
Koninklijke Ahold Delhaize N.V.(a)	147,587	5,086,864
Koninklijke DSM N.V.	11,891	1,558,910
Koninklijke KPN N.V.	354,907	1,296,524
Koninklijke Philips N.V.(a)	165,577	3,488,864
NN Group N.V.	64,070	2,388,663
Randstad N.V.(a)	20,535	1,115,849
SBM Offshore N.V.(a)	20,886	295,375
Shell PLC	1,240,104	38,219,034
Universal Music Group N.V.	18,874	412,779
Wolters Kluwer N.V.	8,752	1,160,914

		76,563,687

New Zealand-0.04%
Auckland International Airport Ltd.(b)	55,349	302,207
Spark New Zealand Ltd.	103,758	335,171

		637,378

Norway-0.59%
Aker BP ASA	18,754	446,436
DNB Bank ASA	82,302	1,441,099
Equinor ASA	108,027	3,081,838
Mowi ASA	47,852	909,050
Norsk Hydro ASA	150,824	1,103,483
Orkla ASA.	86,958	623,040
Schibsted ASA, Class A	5,960	105,251

	Shares	Value
Norway-(continued)
Schibsted ASA, Class B	7,714	$124,537
Storebrand ASA	58,054	445,487
Telenor ASA	99,183	1,233,398

		9,513,619

Poland-0.20%
Bank Polska Kasa Opieki S.A.(a)	24,551	567,877
KGHM Polska Miedz S.A.	17,199	494,894
Polski Koncern Naftowy ORLEN S.A.	59,763	913,404
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	96,628	746,803
Powszechny Zaklad Ubezpieczen S.A.	51,990	479,869

		3,202,847

Portugal-0.26%
Banco Comercial Portugues S.A., Class R	1,308,113	336,489
EDP - Energias de Portugal S.A.	378,185	2,087,581
Galp Energia SGPS S.A.	88,398	1,072,529
Jeronimo Martins SGPS S.A.	29,061	734,709

		4,231,308

Russia-0.00%
Evraz PLC(b)(e)	48,360	0
Raspadskaya OJSC(b)(e)	546	0

		0

Singapore-0.83%
CapitaLand Ascendas REIT	237,078	508,221
CapitaLand Ascott Trust	8,431	6,825
CapitaLand Integrated Commercial Trust	357,540	544,021
CapitaLand Investment Ltd.	147,875	412,319
DBS Group Holdings Ltd.	122,151	3,004,906
Genting Singapore Ltd.	411,410	348,456
Jardine Cycle & Carriage Ltd.	19,444	493,770
Keppel Corp. Ltd.	98,508	455,567
Oversea-Chinese Banking Corp. Ltd.	158,956	1,498,832
Singapore Airlines Ltd.	127,336	558,345
Singapore Technologies Engineering Ltd.	133,430	362,041
Singapore Telecommunications Ltd.	891,131	1,703,245
STMicroelectronics N.V.	20,097	855,645
United Overseas Bank Ltd.	113,279	2,396,082
Venture Corp. Ltd.	24,945	317,293

		13,465,568

South Africa-0.27%
Anglo American PLC	143,510	4,410,239

South Korea-4.31%
Celltrion, Inc.	106	12,719
CJ CheilJedang Corp.(b)	1,600	369,994
CJ CheilJedang Corp., Preference Shares(b)	241	26,344
Delivery Hero SE(b)(c)	7,869	313,875
Doosan Enerbility Co. Ltd.(b)	58,842	733,766
E-MART, Inc.	3,415	249,032
GS Engineering & Construction Corp.	28,997	467,973
Hana Financial Group, Inc.	46,079	1,444,272
Hanwha Galleria Co. Ltd.(b)	12,953	16,685
Hanwha Solutions Corp.(b)	12,756	457,001
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,885	309,510
HMM Co. Ltd.	32,940	502,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
South Korea-(continued)
Hyosung TNC Corp.	828	$233,231
Hyundai Engineering & Construction Co. Ltd.	21,933	671,887
Hyundai Glovis Co. Ltd.	2,403	293,911
Hyundai Marine & Fire Insurance Co. Ltd.	13,260	372,021
Hyundai Mobis Co. Ltd.	6,229	1,012,259
Hyundai Motor Co.	18,876	2,785,423
Hyundai Motor Co., First Pfd.	2,929	231,974
Hyundai Motor Co., Second Pfd.	4,558	376,995
Hyundai Steel Co.	13,400	364,936
Industrial Bank of Korea	39,200	294,644
JB Financial Group Co. Ltd.	39,029	243,785
Kakao Corp.	7,680	333,389
KB Financial Group, Inc.	61,524	2,275,432
Kia Corp.	38,432	2,426,408
Korea Electric Power Corp.(a)(b)	55,577	775,686
Korea Gas Corp.(a)(b)	16,205	324,487
Korea Investment Holdings Co. Ltd.	6,915	284,681
Korea Zinc Co. Ltd.	969	371,411
Korean Air Lines Co. Ltd.(a)	27,457	468,763
KT&G Corp.	12,520	802,612
Kumho Petrochemical Co. Ltd.	2,374	241,941
LG Chem Ltd.	3,519	1,945,652
LG Chem Ltd., Preference Shares	563	164,054
LG Corp.	5,866	383,061
LG Display Co. Ltd.(b)	45,527	504,797
LG Electronics, Inc.	17,556	1,433,705
LG Electronics, Inc., Preference Shares	2,912	106,828
LG H&H Co. Ltd.	800	372,385
LG H&H Co. Ltd., Preference Shares	174	34,777
LG Innotek Co. Ltd.	1,591	314,420
LOTTE Chemical Corp.	4,890	614,173
Meritz Financial Group, Inc.(b)	11,480	393,703
NAVER Corp.	6,604	948,856
NCSoft Corp.	832	234,357
POSCO Holdings, Inc.	13,055	3,677,327
Posco International Corp.(a)	17,135	343,110
Samsung C&T Corp.	8,030	657,567
Samsung Electro-Mechanics Co. Ltd.	5,475	588,653
Samsung Electronics Co. Ltd.	430,363	21,061,549
Samsung Electronics Co. Ltd., Preference Shares	75,442	3,139,659
Samsung Engineering Co. Ltd.(b)	15,754	342,529
Samsung Fire & Marine Insurance Co. Ltd.	2,596	436,417
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	188	23,458
Samsung Heavy Industries Co. Ltd.(b)	74,170	314,768
Samsung Life Insurance Co. Ltd.	7,939	393,272
Samsung SDI Co. Ltd.	1,655	854,457
Samsung SDI Co. Ltd., Preference Shares	43	10,891
Shinhan Financial Group Co. Ltd.	56,291	1,469,942
Shinsegae, Inc.	1,935	297,826
SK hynix, Inc.	71,932	4,810,157
SK Innovation Co. Ltd.(b)	12,077	1,561,961
SK Square Co. Ltd.(b)	9,870	313,047
SK, Inc.	4,110	499,010
S-Oil Corp.	7,603	423,778
Woori Financial Group, Inc.	102,274	896,349

		69,655,616

	Shares	Value
Spain-2.96%
Acciona S.A.(a)	2,014	$373,541
Acerinox S.A.	38,791	419,516
ACS Actividades de Construccion y Servicios S.A.	34,793	1,198,438
Aena SME S.A.(a)(b)(c)	3,712	626,592
Amadeus IT Group S.A.(b)	14,633	1,029,709
Banco Bilbao Vizcaya Argentaria S.A.(a)	1,025,668	7,530,045
Banco de Sabadell S.A.	1,199,602	1,251,256
Banco Santander S.A.(a)	2,582,876	9,086,290
Bankinter S.A.(a)	63,151	373,832
CaixaBank S.A.	370,241	1,370,117
Cellnex Telecom S.A.(a)(c)	17,720	746,715
Cia de Distribucion Integral Logista Holdings S.A.	10,717	291,767
Enagas S.A.	33,878	679,021
Endesa S.A.(a)	53,919	1,212,557
Ferrovial S.A.(a)	25,589	803,155
Grifols S.A.(a)(b)	34,241	352,315
Grifols S.A., Class B, Preference Shares(b)	27,009	199,482
Iberdrola S.A.	629,305	8,184,188
Industria de Diseno Textil S.A.(a)	62,790	2,160,016
Inmobiliaria Colonial SOCIMI S.A.(a)	38,622	247,091
Mapfre S.A.(a)	191,880	384,905
Merlin Properties SOCIMI S.A.	49,037	433,636
Naturgy Energy Group S.A.(a)	17,192	537,133
Red Electrica Corp. S.A.	43,975	801,291
Repsol S.A.	256,159	3,773,960
Telefonica S.A.	819,587	3,732,400

		47,798,968

Sweden-2.35%
Alfa Laval AB(a)	15,930	583,170
Assa Abloy AB, Class B	47,046	1,118,674
Atlas Copco AB, Class A(a)	102,579	1,481,094
Atlas Copco AB, Class B(a)	62,232	796,613
Billerud AB(a)	25,387	243,444
Boliden AB(a)	23,627	843,521
Castellum AB(a)	37,039	448,848
Dometic Group AB(a)(c)	42,574	304,158
Electrolux AB, Class B(a)	57,008	858,962
Epiroc AB, Class A	22,264	444,965
Epiroc AB, Class B	13,481	231,446
Essity AB, Class B	56,357	1,707,097
Fastighets AB Balder(a)(b)	62,486	289,913
Getinge AB, Class B(a)	14,003	354,810
H & M Hennes & Mauritz AB, Class B(a)	98,271	1,435,946
Hexagon AB, Class B(a)	70,249	800,273
Holmen AB, Class B(a)	7,926	299,275
Husqvarna AB, Class B(a)	43,061	370,693
Industrivarden AB, Class A(a)	12,330	351,968
Industrivarden AB, Class C(a)	14,606	416,226
Investor AB, Class A(a)	35,720	781,454
Investor AB, Class B(a)	122,346	2,621,721
Kinnevik AB, Class B(a)(b)	29,983	490,643
Sandvik AB(a)	67,480	1,371,672
Securitas AB, Class B(a)	78,085	698,843
Skandinaviska Enskilda Banken AB, Class A(a)	168,635	1,915,326
Skandinaviska Enskilda Banken AB, Class C	2,341	29,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Sweden-(continued)
Skanska AB, Class B	37,603	$613,687
SKF AB, Class B	46,719	843,991
SSAB AB, Class A	33,184	235,068
SSAB AB, Class B(a)	92,644	624,295
Svenska Cellulosa AB S.C.A., Class B(a)	47,161	645,764
Svenska Handelsbanken AB, Class A(a)	197,036	1,740,759
Svenska Handelsbanken AB, Class B(a)	4,657	51,123
Swedbank AB, Class A	127,651	2,215,202
Tele2 AB, Class B(a)	95,309	1,012,349
Telefonaktiebolaget LM Ericsson, Class A(a)	4,411	27,006
Telefonaktiebolaget LM Ericsson, Class B	354,891	1,950,348
Telia Co. AB(a)	593,655	1,652,956
Trelleborg AB, Class B(a)	16,801	421,612
Volvo AB, Class A(a)	24,402	516,243
Volvo AB, Class B	180,104	3,701,374
Volvo Car AB, Class B(a)(b)	98,352	404,253

		37,946,637

Switzerland-3.58%
ABB Ltd.(a)	90,216	3,255,702
Adecco Group AG(a)(b)	25,509	874,996
Alcon, Inc.	17,367	1,264,793
Baloise Holding AG	4,026	674,430
Barry Callebaut AG	223	477,043
Chocoladefabriken Lindt & Spruengli AG	4	493,455
Chocoladefabriken Lindt & Spruengli AG, PC	37	458,109
Cie Financiere Richemont S.A.	19,180	3,166,677
Clariant AG	20,746	346,369
Credit Suisse Group AG(b)	1,293,373	1,163,098
DKSH Holding AG	3,420	272,624
Dufry AG(a)(b)	8,403	387,744
Galenica AG(c)	3,777	339,274
Geberit AG(a)	1,440	819,945
Georg Fischer AG	5,458	397,063
Givaudan S.A.	366	1,283,807
Helvetia Holding AG	3,018	451,318
Julius Baer Group Ltd.	16,083	1,151,406
Kuehne + Nagel International AG, Class R(a)	3,363	997,130
Logitech International S.A., Class R	6,859	404,735
Lonza Group AG	1,819	1,131,804
Novartis AG	132,896	13,606,890
Partners Group Holding AG(a)	837	811,750
PSP Swiss Property AG	3,011	355,549
Schindler Holding AG	1,141	243,442
Schindler Holding AG, PC	2,375	530,209
SGS S.A.	10,225	925,483
SIG Group AG(a)(b)	15,422	413,079
Sika AG	3,485	960,866
Sonova Holding AG, Class A	1,931	611,377
Swatch Group AG (The)	3,389	213,990
Swatch Group AG (The), BR(a)	2,212	757,008
Swiss Life Holding AG(a)	4,257	2,806,593
Swiss Prime Site AG(a)	5,720	519,591
Swisscom AG	2,358	1,624,014
UBS Group AG(b)	298,258	6,053,627
Zurich Insurance Group AG	15,420	7,480,879

		57,725,869

	Shares	Value
United Kingdom-11.33%
3i Group PLC	72,985	$1,620,956
abrdn PLC(a)	445,673	1,191,475
Admiral Group PLC(a)	28,349	823,453
Ashtead Group PLC	18,241	1,049,375
Associated British Foods PLC	38,068	935,901
AstraZeneca PLC	53,835	7,947,963
Aviva PLC	309,644	1,646,282
B&M European Value Retail S.A.	107,930	650,748
BAE Systems PLC	271,291	3,457,598
Balfour Beatty PLC	86,146	414,701
Barclays PLC	2,728,787	5,483,589
Barratt Developments PLC	201,680	1,267,459
Beazley PLC	33,905	253,774
Bellway PLC	15,336	464,933
Berkeley Group Holdings PLC	11,588	647,704
BP PLC	3,126,481	21,000,197
British American Tobacco PLC	298,947	10,998,110
British Land Co. PLC (The)	117,001	588,529
BT Group PLC	860,225	1,717,515
Bunzl PLC	24,818	986,971
Burberry Group PLC	19,714	642,012
Centrica PLC	1,220,507	1,756,495
CNH Industrial N.V.	84,814	1,193,374
Compass Group PLC	119,217	3,142,228
Croda International PLC(a)	5,614	492,526
DCC PLC	14,732	915,464
Derwent London PLC	11,992	362,048
Diageo PLC	94,159	4,286,585
Direct Line Insurance Group PLC	311,356	671,742
Dowlais Group PLC(b)	173,854	289,754
Drax Group PLC	48,307	382,275
DS Smith PLC	205,869	802,405
easyJet PLC(b)	47,195	295,174
Entain PLC	33,332	604,964
Grafton Group PLC	25,850	281,631
Halma PLC	11,124	322,699
Harbour Energy PLC	83,762	260,359
Hiscox Ltd.	23,195	344,598
Howden Joinery Group PLC	36,034	310,063
HSBC Holdings PLC	2,300,435	16,590,965
IG Group Holdings PLC	43,325	399,429
IMI PLC	17,093	342,673
Imperial Brands PLC	127,527	3,153,683
Inchcape PLC	25,114	255,210
Informa PLC	87,525	794,934
InterContinental Hotels Group PLC	7,352	504,544
Intermediate Capital Group PLC	22,908	374,742
International Consolidated Airlines Group S.A.(a)(b)	173,745	332,266
International Distributions Services PLC	139,820	444,973
Intertek Group PLC	10,104	527,801
Investec PLC	71,255	397,022
ITV PLC	478,596	485,930
J Sainsbury PLC(a)	359,383	1,248,523
JD Sports Fashion PLC	128,738	260,597
Johnson Matthey PLC(a)	29,063	717,253
Just Eat Takeaway.com N.V.(a)(b)(c)	32,815	575,297
Kingfisher PLC	378,693	1,225,648
Land Securities Group PLC	89,684	759,985
Legal & General Group PLC	640,023	1,883,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Lloyds Banking Group PLC	8,806,687	$5,335,323
London Stock Exchange Group PLC	15,886	1,666,457
M&G PLC(a)	297,920	768,009
Man Group PLC	113,398	323,828
Marks & Spencer Group PLC(b)	357,299	738,079
Melrose Industries PLC	173,854	893,736
National Grid PLC	392,946	5,652,620
NatWest Group PLC	812,634	2,676,070
Next PLC	8,276	701,103
OSB Group PLC	44,624	278,645
Pearson PLC	72,956	813,366
Pennon Group PLC	37,919	409,880
Persimmon PLC	66,982	1,106,253
Phoenix Group Holdings PLC	90,479	673,014
Reckitt Benckiser Group PLC	43,229	3,493,714
RELX PLC	77,947	2,592,331
Rentokil Initial PLC(a)	71,959	571,976
Rolls-Royce Holdings PLC(a)(b)	622,518	1,190,488
RS GROUP PLC	24,797	287,176
Sage Group PLC (The)	54,717	562,983
Schroders PLC(a)	78,261	477,765
Segro PLC	96,322	1,010,669
Severn Trent PLC(a)	20,390	751,419
Smith & Nephew PLC	68,591	1,133,258
Smiths Group PLC	28,148	594,725
Spectris PLC	7,699	363,754
Spirax-Sarco Engineering PLC	2,060	287,144
SSE PLC	135,073	3,119,586
St. James’s Place PLC(a)	62,620	949,602
Standard Chartered PLC	291,379	2,301,418
Subsea 7 S.A.	29,615	336,978
Tate & Lyle PLC	46,912	480,555
Taylor Wimpey PLC	684,032	1,102,213
Tesco PLC	1,019,313	3,601,385
Travis Perkins PLC	38,193	459,886
Tritax Big Box REIT PLC	170,519	332,419
Unilever PLC	193,912	10,813,003
United Utilities Group PLC	67,276	914,931
Virgin Money UK PLC	190,956	374,180
Vistry Group PLC	33,303	327,543
Vodafone Group PLC	6,671,059	8,041,083
Weir Group PLC (The)	15,461	357,566
Whitbread PLC(a)	14,413	588,217
WPP PLC	147,447	1,718,346

		182,951,007

	Shares	Value
United States-4.86%
Amcor PLC, CDI	129,852	$1,407,328
Bausch Health Cos., Inc.(b)	82,612	607,271
Experian PLC	30,983	1,094,286
Ferguson PLC	13,670	1,923,507
GSK PLC	439,257	7,955,799
Haleon PLC	588,209	2,595,015
Holcim AG	64,498	4,262,426
Nestle S.A.	144,410	18,580,791
QIAGEN N.V.(b)	7,677	343,339
Roche Holding AG	43,067	13,565,343
Roche Holding AG, BR(a)	1,838	624,472
Sanofi	108,006	11,923,864
Signify N.V.	20,770	692,718
Stellantis N.V.	464,845	7,697,834
Swiss Re AG	37,943	3,824,781
Tenaris S.A.	28,434	409,654
Waste Connections, Inc.	6,858	952,930

		78,461,358

Zambia-0.06%
First Quantum Minerals Ltd.	39,238	952,381

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $1,480,497,044)		1,610,636,429

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.28%
Invesco Private Government Fund, 4.83%(f)(g)(h)	41,959,548	41,959,548
Invesco Private Prime Fund, 4.99%(f)(g)(h)	107,895,981	107,895,981

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $149,864,596)		149,855,529

TOTAL INVESTMENTS IN SECURITIES-109.03% (Cost $1,630,361,640)		1,760,491,958
OTHER ASSETS LESS LIABILITIES-(9.03)%		(145,819,652)

NET ASSETS-100.00%		$1,614,672,306

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

FDR-Fiduciary Depositary Receipt

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2023.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $12,881,946, which represented less than 1% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at April 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$29,107,004	$(29,107,004)	$-	$-	$-	$8,535
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,289,157	130,705,278	(112,034,887)	-	-	41,959,548	715,643	*
Invesco Private Prime Fund	59,722,272	268,547,423	(220,364,720)	(8,049)	(945)	107,895,981	1,937,814	*

Total	$83,011,429	$428,359,705	$(361,506,611)	$(8,049)	$(945)	$149,855,529	$2,661,992

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Financials	24.67

Industrials	13.36

Consumer Discretionary	10.40

Materials	9.53

Energy	8.88

Consumer Staples	8.16

Health Care	6.97

Information Technology	5.54

Communication Services	5.02

Utilities	4.83

Real Estate	2.39

Money Market Funds Plus Other Assets Less Liabilities	0.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Australia-6.55%
29Metals Ltd.	117,673	$92,151
Abacus Property Group	121,078	212,838
Adbri Ltd.	187,017	195,890
ALS Ltd.	74,396	644,548
Altium Ltd.	6,185	156,014
Alumina Ltd.	241,533	242,618
Ansell Ltd.	35,763	632,445
ARB Corp. Ltd.(a)	9,000	190,027
Atlas Arteria Ltd.	94,718	409,367
AUB Group Ltd.	8,088	146,826
Bapcor Ltd.	92,236	399,250
Beach Energy Ltd.	659,660	640,826
Bega Cheese Ltd.	92,814	231,851
Blackmores Ltd.	2,672	167,662
Boral Ltd.(a)(b)	151,812	413,339
Breville Group Ltd.	18,336	249,011
Brickworks Ltd.	12,425	205,277
BWP Trust	100,148	256,789
carsales.com Ltd.	28,438	446,528
Centuria Capital Group	151,802	172,046
Centuria Industrial REIT(a)	115,122	237,365
Challenger Ltd.	127,490	508,038
Champion Iron Ltd.	87,116	372,482
Charter Hall Group	65,812	484,064
Charter Hall Long Wale REIT	118,424	340,433
Charter Hall Retail REIT	133,255	339,918
Charter Hall Social Infrastructure REIT	78,776	157,219
Cleanaway Waste Management Ltd.	406,284	649,753
Cochlear Ltd.	4,967	809,582
Collins Foods Ltd.	35,170	200,812
Coronado Global Resources, Inc., CDI(c)	303,062	330,460
Corporate Travel Management Ltd.	12,080	167,006
Costa Group Holdings Ltd.	134,751	221,735
Credit Corp. Group Ltd.(a)	12,423	147,857
Cromwell Property Group	328,424	123,712
CSR Ltd.	203,216	705,050
Domino’s Pizza Enterprises Ltd.	7,605	253,399
Downer EDI Ltd.	300,266	704,429
Eagers Automotive Ltd.(a)	34,846	325,846
EBOS Group Ltd.(a)	28,522	780,416
Elders Ltd.	54,709	293,213
EVT Ltd.	16,838	133,640
Flight Centre Travel Group Ltd.(a)(b)	28,432	369,585
G8 Education Ltd.	200,607	161,737
GrainCorp Ltd., Class A	99,363	446,516
Growthpoint Properties Australia Ltd.	70,131	150,625
GUD Holdings Ltd.	31,219	197,027
Harvey Norman Holdings Ltd.(a)	292,802	698,529
Healius Ltd.	234,986	464,319
Helia Group Ltd.	114,466	239,038
IGO Ltd.	54,389	494,216
Iluka Resources Ltd.	59,150	428,809
Ingenia Communities Group	58,079	163,889
Inghams Group Ltd.	117,313	217,849
Insignia Financial Ltd.	196,674	386,017
InvoCare Ltd.	25,529	187,266
IPH Ltd.	26,798	143,801

	Shares	Value
Australia-(continued)
IRESS Ltd.	47,516	$323,430
Link Administration Holdings Ltd.	177,800	249,098
Lottery Corp. Ltd. (The)	213,141	709,905
Lynas Rare Earths Ltd.(b)	42,158	179,141
Magellan Financial Group Ltd.(a)	73,352	393,614
McMillan Shakespeare Ltd.	20,530	208,529
Monadelphous Group Ltd.	30,031	245,495
Myer Holdings Ltd.	238,198	137,737
National Storage REIT	225,891	373,200
NEXTDC Ltd.(b)	40,625	308,204
nib holdings Ltd.	116,764	595,702
Nine Entertainment Co. Holdings Ltd.	401,333	546,355
NRW Holdings Ltd.	133,480	212,587
Nufarm Ltd.	127,029	467,586
OceanaGold Corp.	244,240	558,242
Orora Ltd.	209,076	473,916
Perenti Ltd.(b)	216,177	165,004
Perpetual Ltd.	24,858	402,964
Perseus Mining Ltd.	206,633	304,514
Platinum Asset Management Ltd.	109,701	127,230
Premier Investments Ltd.	15,440	265,700
Qube Holdings Ltd.	386,450	784,034
Ramelius Resources Ltd.(a)	312,287	271,383
REA Group Ltd.	2,975	276,994
Reece Ltd.	31,404	378,333
Region RE Ltd.	291,864	474,481
Regis Resources Ltd.(b)	365,113	513,937
Sandfire Resources Ltd.(b)	85,302	366,981
SEEK Ltd.	42,925	692,722
Seven Group Holdings Ltd.	29,116	456,212
Silver Lake Resources Ltd.(a)(b)	304,676	255,708
SmartGroup Corp. Ltd.	40,446	179,617
St Barbara Ltd.(b)	811,339	324,385
Steadfast Group Ltd.	98,530	386,123
Super Retail Group Ltd.(a)	60,537	540,479
Tabcorp Holdings Ltd.	461,668	320,348
TPG Telecom Ltd.	137,704	488,679
United Malt Grp Ltd.	87,186	253,514
Ventia Services Group Pty. Ltd.	84,952	147,088
Viva Energy Group Ltd.(c)	307,323	629,593
Washington H Soul Pattinson & Co. Ltd.	36,653	761,786
Waypoint REIT Ltd.	197,648	340,907
Webjet Ltd.(a)(b)	39,515	193,240
West African Resources Ltd.(b)	242,316	156,131
Westgold Resources Ltd.(b)	248,191	250,126
Whitehaven Coal Ltd.	170,075	809,237
Yancoal Australia Ltd.(a)	64,435	236,755

		36,877,901

Austria-0.66%
AT&S Austria Technologie & Systemtechnik AG(a)	9,655	295,258
CA Immobilien Anlagen AG(b)	12,839	372,783
EVN AG	14,661	353,658
Immofinanz AG(b)	15,517	253,878
Kontron AG(a)	11,831	228,967
Lenzing AG(b)	6,097	399,153
Mayr Melnhof Karton AG	1,109	177,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Austria-(continued)
Oesterreichische Post AG(a)	7,254	$280,295
Schoeller-Bleckmann Oilfield Equipment AG	1,989	125,164
Telekom Austria AG	21,528	168,270
UNIQA Insurance Group AG	33,686	302,349
Verbund AG	6,409	572,411
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,070	208,011

		3,737,236

Belgium-1.23%
Ackermans & van Haaren N.V.	3,856	679,421
Aedifica S.A.	7,244	605,801
Barco N.V.	10,791	315,463
Bekaert S.A.(a)	10,651	496,217
bpost S.A.(a)	40,220	197,948
Deme Group N.V.(a)(b)	1,219	161,224
D’Ieteren Group	2,781	523,473
Euronav N.V.	28,652	490,293
Fagron	11,364	211,523
Galapagos N.V.(a)(b)	11,081	429,271
KBC Ancora	6,414	309,159
Lotus Bakeries N.V.	26	179,687
Melexis N.V.	2,579	245,857
Montea N.V.	2,160	189,341
Recticel S.A.(a)	11,662	166,343
Shurgard Self Storage Ltd.(a)	3,599	186,447
Telenet Group Holding N.V.	30,566	709,992
Warehouses De Pauw C.V.A.(a)	21,213	635,128
Xior Student Housing N.V.(c)	5,601	178,085

		6,910,673

Brazil-0.04%
ERO Copper Corp.(b)	11,996	235,975

Cambodia-0.03%
NagaCorp Ltd.(b)	181,196	146,344

Canada-8.52%
ADENTRA, Inc.	7,447	142,867
Advantage Energy Ltd.(b)	54,000	303,384
Aecon Group, Inc.	61,085	570,631
Africa Oil Corp.	78,681	151,990
Ag Growth International, Inc.	5,505	240,567
Alamos Gold, Inc., Class A	61,953	799,821
Algoma Steel Group, Inc.	105,097	772,556
Altus Group Ltd.	4,386	173,978
Aritzia, Inc.(b)	7,284	231,253
Artis REIT.	43,823	227,467
Athabasca Oil Corp.(b)	99,117	244,084
ATS Corp.(b)	8,114	347,461
Aurora Cannabis, Inc.(a)(b)	294,739	171,676
AutoCanada, Inc.(b)	9,250	140,152
Badger Infrastructure Solutions Ltd.	7,336	160,588
Ballard Power Systems, Inc.(b)	33,308	147,102
Baytex Energy Corp.(b)	167,095	628,316
Birchcliff Energy Ltd.	72,166	436,838
BlackBerry Ltd.(b)	85,038	331,048
Boardwalk REIT, Class E	10,058	430,114
Boralex, Inc., Class A	12,072	351,577
Boyd Group Services, Inc.	2,478	412,817
Brookfield Business Corp., Class A(a)	8,984	164,869
Brookfield Infrastructure Corp., Class A	12,956	551,463

	Shares	Value
Canada-(continued)
Brookfield Reinsurance Ltd., Class A	8,138	$263,646
BRP, Inc.	4,812	359,117
Canaccord Genuity Group, Inc.	41,260	328,851
Canfor Corp.(b)	36,678	550,589
Canopy Growth Corp.(a)(b)	132,315	170,723
Cardinal Energy Ltd.(a)	28,623	154,057
Cascades, Inc.	31,432	255,850
Centerra Gold, Inc.	118,585	800,884
CES Energy Solutions Corp.	95,077	188,570
Chartwell Retirement Residences	77,035	503,229
Chemtrade Logistics Income Fund	64,089	362,902
Choice Properties REIT	50,672	546,957
Chorus Aviation, Inc.(b)	82,453	180,554
Cineplex, Inc.(b)	48,724	319,007
Cogeco Communications, Inc.(a)	4,862	235,375
Cogeco, Inc.	4,102	174,417
Colliers International Group, Inc.	3,467	368,300
Converge Technology Solutions Corp.(b)	55,794	135,752
Copper Mountain Mining Corp.(b)	100,096	188,192
Crew Energy, Inc.(b)	61,346	208,060
Crombie REIT	25,859	293,995
CT REIT(a)	16,845	199,835
Definity Financial Corp.	15,565	421,746
dentalcorp Holdings Ltd.(b)	25,098	164,137
Descartes Systems Group, Inc. (The)(b)	4,141	327,787
Doman Building Materials Group Ltd.	36,651	165,920
Dream Industrial REIT(a)	46,775	511,790
Dream Office REIT(a)	16,377	160,957
Dundee Precious Metals, Inc.	48,239	353,532
Enerflex Ltd.	62,162	376,739
Enerplus Corp.	29,103	434,732
Enghouse Systems Ltd.	6,121	168,290
Ensign Energy Services, Inc.(b)	63,800	124,655
EQB, Inc.	5,668	251,159
Equinox Gold Corp.(b)	140,783	698,569
Exchange Income Corp.	6,122	235,663
Fiera Capital Corp.	31,605	173,137
First Majestic Silver Corp.	29,675	209,386
FirstService Corp.	3,514	528,020
Fortuna Silver Mines, Inc.(b)	115,044	430,895
Freehold Royalties Ltd.(a)	14,475	157,418
GFL Environmental, Inc.(a)	18,159	658,855
goeasy Ltd.	2,137	146,201
Granite REIT	12,696	788,738
H&R REIT	90,740	786,106
Home Capital Group, Inc.	14,514	466,036
Hudbay Minerals, Inc.	96,459	482,900
IAMGOLD Corp.(b)	329,622	942,958
Innergex Renewable Energy, Inc.	34,216	350,662
Interfor Corp.(b)	46,573	730,032
International Petroleum Corp.(b)	30,123	293,834
InterRent REIT.	31,416	300,193
Ivanhoe Mines Ltd., Class A(b)	21,422	185,585
Kelt Exploration Ltd.(b)	57,638	210,358
Killam Apartment REIT(a)	32,760	406,511
Laurentian Bank of Canada	22,994	546,071
Lightspeed Commerce, Inc.(b)	33,776	443,523
Lundin Gold, Inc.	14,518	183,897
Maple Leaf Foods, Inc.	27,150	555,691
Martinrea International, Inc.	37,829	394,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Canada-(continued)
Mullen Group Ltd.	35,553	$393,461
New Gold, Inc.(b)	265,471	340,573
NFI Group, Inc.(a)	37,291	217,483
North West Co., Inc. (The)	14,185	415,625
NorthWest Healthcare Properties REIT	74,593	448,229
Nuvei Corp.(b)(c)	6,607	268,021
NuVista Energy Ltd.(b)	50,232	435,544
Obsidian Energy Ltd.(b)	40,615	263,819
Osisko Gold Royalties Ltd.	20,646	335,195
Pan American Silver Corp.	51,333	912,889
Paramount Resources Ltd., Class A	10,456	247,311
Pason Systems, Inc.	17,437	151,704
Peyto Exploration & Development Corp.(a)	64,646	588,168
PrairieSky Royalty Ltd.	29,605	466,678
Precision Drilling Corp.(b)	8,393	417,639
Premium Brands Holdings Corp.	8,981	673,492
Primaris REIT	22,860	225,179
Quebecor, Inc., Class B	15,525	400,287
Richelieu Hardware Ltd.	7,778	233,632
Ritchie Bros. Auctioneers, Inc.	11,372	649,972
Russel Metals, Inc.	29,659	754,432
Secure Energy Services, Inc.	59,262	275,708
ShawCor Ltd.(b)	25,419	228,645
Sienna Senior Living, Inc.(a)	30,073	241,684
Silvercorp Metals, Inc.	48,506	177,387
Slate Grocery REIT, Class U	13,865	135,450
Sleep Country Canada Holdings, Inc.(c)	12,260	212,514
SmartCentres REIT(a)	40,260	777,119
Spartan Delta Corp.	16,237	184,003
Stantec, Inc.	16,527	992,375
Stelco Holdings, Inc.	15,484	540,450
Stella-Jones, Inc.	16,224	634,223
Superior Plus Corp.	82,395	610,536
Tamarack Valley Energy Ltd.	81,917	225,886
Taseko Mines Ltd.(b)	95,563	157,123
Topaz Energy Corp.	12,680	181,463
Torex Gold Resources, Inc.(b)	43,747	717,021
TransAlta Corp.	70,559	628,440
TransAlta Renewables, Inc.	30,677	286,120
Transcontinental, Inc., Class A	24,524	263,810
Trican Well Service Ltd.	64,380	150,472
Tricon Residential, Inc.	65,750	526,465
Uni-Select, Inc.(b)	9,994	342,934
Westshore Terminals Investment Corp.	10,562	215,087
Whitecap Resources, Inc.(a)	63,263	498,156
Winpak Ltd.	5,832	194,314

		47,925,544

China-1.05%
BOC Aviation Ltd.(c)	65,182	514,820
Budweiser Brewing Co. APAC Ltd.(c)	190,967	549,797
CapitaLand China Trust	347,972	289,509
China Travel International Investment Hong Kong Ltd.(a)(b)	712,000	151,472
Chow Tai Fook Jewellery Group Ltd.	353,619	707,247
ESR Group Ltd.(c)	208,889	325,179
Huabao International Holdings Ltd.	304,692	143,226
MMG Ltd.(b)	2,156,023	785,517
Nexteer Automotive Group Ltd.	517,788	288,910
Powerlong Real Estate Holdings Ltd.	1,697,000	263,741

	Shares	Value
China-(continued)
Shangri-La Asia Ltd.(b)	158,000	$145,523
SITC International Holdings Co. Ltd.	421,123	775,735
Want Want China Holdings Ltd.	648,444	413,027
Wharf Holdings Ltd. (The)	247,048	564,598

		5,918,301

Colombia-0.17%
Aris Mining Corp.	54,924	155,503
Parex Resources, Inc.	39,333	797,796

		953,299

Denmark-1.63%
Alm Brand A/S(a)	220,678	408,257
Ambu A/S, Class B(a)(b)	9,724	154,402
Bavarian Nordic A/S(a)(b)	6,737	184,908
D/S Norden A/S	6,602	415,015
Demant A/S(b)	13,264	568,572
Dfds A/S	10,086	405,753
FLSmidth & Co. A/S(a)	18,045	712,039
GN Store Nord A/S(b)	26,793	714,342
H Lundbeck A/S	84,912	449,758
H Lundbeck A/S, Class A	21,719	109,378
NKT A/S(a)(b)	8,538	447,937
Per Aarsleff Holding A/S	4,394	189,394
Ringkjoebing Landbobank A/S	2,674	376,070
Rockwool A/S, Class B(a)	1,570	379,634
Royal Unibrew A/S	9,248	827,092
Scandinavian Tobacco Group A/S(c)	14,636	285,726
Schouw & Co. A/S	2,001	170,423
SimCorp A/S	6,932	751,079
Spar Nord Bank A/S	13,517	219,634
Sydbank A/S	15,012	669,740
Topdanmark A/S	14,218	750,566

		9,189,719

Egypt-0.15%
Centamin PLC	663,731	861,774

Faroe Islands-0.10%
Bakkafrost P/F	8,052	584,444

Finland-0.94%
Cargotec OYJ, Class B	16,853	931,216
Caverion OYJ	26,245	249,181
Citycon OYJ(a)	30,948	234,041
Kemira OYJ	13,839	242,771
Kojamo OYJ(a)	59,315	738,002
Metsa Board OYJ(a)	52,364	377,787
Metso Outotec OYJ	76,838	848,292
TietoEVRY OYJ	27,909	892,302
Tokmanni Group Corp.(a)	20,484	280,644
Uponor OYJ	13,243	353,518
YIT OYJ(a)	54,980	142,519

		5,290,273

France-3.63%
Adevinta ASA, Class B(b)	63,224	484,924
Aeroports de Paris(b)	5,874	934,474
ALD S.A.(c)	47,143	567,820
Alten S.A.	4,181	710,837
Beneteau S.A.	8,862	142,646
BioMerieux	5,185	543,230
Carmila S.A.	10,392	175,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
France-(continued)
Casino Guichard Perrachon S.A.(a)(b)	42,631	$362,868
CGG S.A.(a)(b)	913,058	685,451
Cie Plastic Omnium S.A.	23,448	414,962
Coface S.A.	34,418	526,645
Dassault Aviation S.A.	4,235	828,956
Derichebourg S.A.	62,839	388,149
Elior Group S.A.(a)(b)(c)	177,255	616,422
Eramet S.A.(a)	3,461	336,625
Esso S.A. Francaise(a)(b)	2,611	128,677
Euroapi S.A.(b)	11,983	144,132
Eutelsat Communications S.A.(a)	103,461	688,181
Fnac Darty S.A.(a)	5,598	211,115
Gaztransport Et Technigaz S.A.	3,887	416,037
Getlink SE	41,644	779,736
ICADE	13,423	630,104
Imerys S.A.	15,885	653,079
Ipsen S.A.	5,569	676,299
Ipsos	10,743	583,051
JCDecaux SE(b)	23,791	527,407
La Francaise des Jeux SAEM(c)	13,543	579,220
Mercialys S.A.(a)	47,460	477,850
Metropole Television S.A.	36,058	582,790
Neoen S.A.(c)	4,934	148,162
Nexity S.A.(a)	23,507	617,132
Remy Cointreau S.A.	2,270	393,079
Sartorius Stedim Biotech	774	207,215
Societe BIC S.A.	10,381	641,222
SOITEC(b)	2,070	305,542
Solutions 30 SE(a)(b)	64,553	178,451
Sopra Steria Group SACA	4,705	1,018,087
Television Francaise 1(a)	34,643	279,577
Trigano S.A.	2,352	306,400
Vallourec S.A.(b)	50,111	571,759
Verallia S.A.(c)	19,290	784,125
Virbac S.A.	596	203,646

		20,452,076

Georgia-0.10%
Bank of Georgia Group PLC	8,957	333,238
TBC Bank Group PLC	8,551	253,110

		586,348

Germany-4.14%
1&1 AG	16,593	193,812
Aareal Bank AG(b)	4,251	145,017
AIXTRON SE	6,804	192,523
Auto1 Group SE(b)(c)	39,063	307,572
Bechtle AG	18,171	843,556
Bilfinger SE	10,487	453,844
CANCOM SE	11,432	410,938
Carl Zeiss Meditec AG, BR	2,380	320,032
CECONOMY AG(a)(b)	92,707	282,277
CompuGroup Medical SE & Co. KGaA	3,702	203,451
CTS Eventim AG& Co. KGaA(b)	4,363	287,079
Deutsche Pfandbriefbank AG(c)	79,075	728,945
Deutsche Wohnen SE	18,037	408,213
Deutz AG	58,187	386,394
DIC Asset AG(a)	17,921	136,317
Duerr AG	18,482	640,690
DWS Group GmbH & Co. KGaA(c)	15,265	507,262
Encavis AG	12,920	223,583

	Shares	Value
Germany-(continued)
Evotec SE(b)	19,195	$352,305
Fielmann AG	7,435	385,459
flatexDEGIRO AG(b)	16,623	178,930
Fraport AG Frankfurt Airport Services Worldwide(b)	11,974	643,383
Gerresheimer AG	8,376	912,689
Grand City Properties S.A.	37,242	310,831
GRENKE AG	9,395	336,574
Heidelberger Druckmaschinen AG(b)	104,657	216,525
Hella GmbH & Co. KGaA	2,222	188,152
HelloFresh SE(b)	32,565	871,111
Hensoldt AG	7,589	284,861
HOCHTIEF AG	10,460	874,749
Hornbach Holding AG& Co. KGaA	2,302	195,688
Jenoptik AG	9,443	301,076
Kloeckner & Co. SE	45,675	506,773
Krones AG	3,783	496,160
METRO AG(b)	31,447	267,498
Nemetschek SE	3,130	243,891
Nordex SE(b)	35,839	430,481
Norma Group SE	8,038	190,968
PATRIZIA SE	13,288	142,885
Rational AG	418	302,264
SAF-Holland SE	15,429	213,431
Sartorius AG	77	23,930
Sartorius AG, Preference Shares	801	310,921
Scout24 SE(c)	12,004	748,762
Siltronic AG	8,410	604,894
Sirius Real Estate Ltd.(a)	345,549	349,846
Sixt SE	3,443	426,860
Sixt SE, Preference Shares	4,569	363,685
Software AG	21,682	739,651
Softwareone Holding AG(a)	18,098	272,675
Stabilus SE	6,045	395,082
Stroeer SE & Co. KGaA	7,503	411,846
Suedzucker AG	38,450	777,662
Synlab AG	26,923	284,746
TeamViewer SE(b)(c)	11,890	218,885
Traton SE	26,114	603,121
Vitesco Technologies Group AG(b)	8,974	614,252
Wacker Chemie AG	4,258	657,882

		23,322,889

Ghana-0.05%
Tullow Oil PLC(a)(b)	755,340	265,449

Hong Kong-1.52%
ASMPT Ltd.	88,658	694,026
Cathay Pacific Airways Ltd.(b)	453,307	437,144
CK Infrastructure Holdings Ltd.	132,763	754,306
Cowell e Holdings, Inc.(b)	141,550	272,645
DFI Retail Group Holdings Ltd.	53,834	161,502
Fortune REIT	194,000	162,122
Glory Sun Financial Group Ltd.(b)	3,008,000	65,142
HKBN Ltd.	358,500	252,552
Hysan Development Co. Ltd.	142,937	403,324
Kerry Properties Ltd.	150,184	386,466
Luk Fook Holdings International Ltd.	100,000	319,749
Man Wah Holdings Ltd.(a)	331,898	278,206
Melco International Development Ltd.(b)	406,406	469,056
NWS Holdings Ltd.	189,000	163,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Hong Kong-(continued)
Pacific Basin Shipping Ltd.	2,562,375	$887,866
PCCW Ltd.	703,311	366,443
Sino Land Co. Ltd.	395,667	532,267
Swire Properties Ltd.	324,050	868,960
United Energy Group Ltd.(b)	2,576,000	387,225
United Laboratories International Holdings Ltd. (The)	232,000	187,376
Vitasoy International Holdings Ltd.(a)	108,545	191,650
VTech Holdings Ltd.	30,668	183,815
Yue Yuen Industrial Holdings Ltd.	96,000	144,063

		8,569,386

Indonesia-0.04%
First Resources Ltd.	172,496	197,818

Iraq-0.03%
Gulf Keystone Petroleum Ltd.	95,701	163,349

Ireland-0.33%
C&C Group PLC(a)(b)	109,579	215,410
Dalata Hotel Group PLC(b)	51,560	259,281
Glanbia PLC	60,092	912,196
Greencore Group PLC(a)(b)	265,325	285,965
Irish Residential Properties REIT PLC	135,147	153,977

		1,826,829

Israel-1.69%
Airport City Ltd.(b)	12,011	152,728
Alony Hetz Properties & Investments Ltd.(a)	39,173	305,395
Amot Investments Ltd.	38,963	205,291
Azrieli Group Ltd.	8,250	476,426
Big Shopping Centers Ltd.(b)	2,857	241,196
Clal Insurance Enterprises Holdings Ltd.(b)	13,090	199,745
Delek Group Ltd.	4,097	439,055
Elbit Systems Ltd.	4,403	808,933
Electra Ltd.	403	171,775
Fattal Holdings 1998 Ltd.(b)	1,645	145,933
First International Bank of Israel Ltd. (The)	17,127	616,044
Fox Wizel Ltd.	2,035	169,506
GCity Ltd.	59,345	183,757
Harel Insurance Investments & Financial Services Ltd.	32,084	285,244
Isracard Ltd.	44,240	178,958
Israel Corp. Ltd.(a)	1,375	397,022
Melisron Ltd.(a)	4,137	273,718
Mivne Real Estate KD Ltd.	111,173	308,776
Nice Ltd.(b)	3,703	758,838
Nova Ltd.(b)	2,037	186,086
Oil Refineries Ltd.	846,173	233,856
Paz Oil Co. Ltd.(b)	1,566	146,848
Phoenix Holdings Ltd. (The)	39,243	417,094
Plus500 Ltd.	35,331	739,386
Shikun & Binui Ltd.(a)(b)	76,308	162,691
Shufersal Ltd.	41,445	209,593
Strauss Group Ltd.	10,448	231,488
Tower Semiconductor Ltd.(b)	19,722	865,578

		9,510,960

Italy-2.70%
ACEA S.p.A.(a)	16,344	239,982
Amplifon S.p.A.(a)	13,319	489,355
Anima Holding S.p.A.(a)(c)	101,439	421,749

	Shares	Value
Italy-(continued)
Autogrill S.p.A.(a)(b)	74,814	$548,429
Banca Generali S.p.A.(a)	17,268	573,632
Banca IFIS S.p.A.	15,992	268,712
Banca Mediolanum S.p.A.	83,982	759,716
Banca Monte dei Paschi di Siena S.p.A.(b)	278,730	642,823
Banca Popolare di Sondrio S.p.A.(a)	91,312	415,532
BFF Bank S.p.A.(c)	48,662	468,463
Brembo S.p.A	35,480	521,352
Buzzi Unicem S.p.A.(a)	34,109	848,021
Credito Emiliano S.p.A.	24,041	184,727
Danieli & C. Officine Meccaniche S.p.A.	3,756	97,860
Danieli & C. Officine Meccaniche S.p.A., RSP	12,817	262,623
Davide Campari-Milano N.V.(a)	43,202	557,078
De’ Longhi S.p.A.(a)	18,988	441,476
DiaSorin S.p.A.(a)	2,417	262,781
Enav S.p.A.(c)	44,053	206,891
ERG S.p.A.(a)	14,495	438,468
Illimity Bank S.p.A.(a)(b)	21,875	154,439
Infrastrutture Wireless Italiane S.p.A.(a)(c)	48,634	676,250
Interpump Group S.p.A.(a)	9,147	509,762
Iren S.p.A.	265,980	575,245
Maire Tecnimont S.p.A.(a)	87,332	374,860
MFE-MediaForEurope N.V., Class A(a)	415,865	196,869
MFE-MediaForEurope N.V., Class B(a)	177,834	131,148
OVS S.p.A.(a)(c)	120,955	363,213
Piaggio & C S.p.A.(a)	57,779	237,802
PRADA S.p.A.	62,713	460,167
Recordati Industria Chimica e Farmaceutica S.p.A.	16,063	740,021
Reply S.p.A.	2,227	259,383
Saipem S.p.A.(b)	360,252	551,237
Salvatore Ferragamo S.p.A.(a)	13,443	236,418
Sesa S.p.A.(a)	1,254	153,532
Technogym S.p.A.(a)(c)	22,695	207,082
UnipolSai Assicurazioni S.p.A.(a)	115,226	310,137
Webuild S.p.A.(a)	177,455	382,025
Webuild S.p.A., Wts., expiring 08/02/2030(b)	6,553	0

		15,169,260

Japan-30.91%
77 Bank Ltd. (The)	30,874	498,600
ABC-Mart, Inc.	7,362	416,855
Acom Co. Ltd.	175,322	427,473
Activia Properties, Inc.	207	602,005
Adastria Co. Ltd.	13,141	246,771
ADEKA Corp.	24,703	414,000
Advance Residence Investment Corp.	266	689,590
Aeon Delight Co. Ltd.	7,151	158,077
AEON Financial Service Co. Ltd.	45,832	405,929
Aeon Mall Co. Ltd.	62,835	844,476
AEON REIT Investment Corp.	506	579,337
Aica Kogyo Co. Ltd.	9,214	208,417
Aichi Financial Group, Inc.	10,990	171,269
Aiful Corp.(a)	102,402	277,504
Ain Holdings, Inc.(a)	10,249	424,517
Air Water, Inc.	45,509	572,184
Alfresa Holdings Corp.	58,735	847,606
Alpen Co. Ltd.(a)	10,274	156,564
Amano Corp.	12,847	260,308
Anritsu Corp.	47,215	430,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Aoyama Trading Co. Ltd.	30,694	$208,511
Arclands Corp.(a)	16,118	181,936
Arcs Co. Ltd.	9,468	171,678
Ariake Japan Co. Ltd.	4,711	190,288
As One Corp.(a)	4,006	168,872
Asahi Holdings, Inc.	28,462	418,052
Asahi Intecc Co. Ltd.	13,377	240,101
Asanuma Corp.	7,036	161,219
Asics Corp.	31,358	869,360
ASKUL Corp.	18,395	244,249
Autobacs Seven Co. Ltd.	17,890	203,121
Avex, Inc.	16,094	183,438
Azbil Corp.	27,470	763,588
Bank of Iwate Ltd. (The)	14,144	224,472
BayCurrent Consulting, Inc.	4,208	145,402
Bell System24 Holdings, Inc.	13,804	141,320
Benesse Holdings, Inc.	29,227	418,341
Bic Camera, Inc.(a)	59,573	497,444
BIPROGY, Inc.	22,172	532,460
BML, Inc.	6,255	139,878
Calbee, Inc.	21,139	457,043
Canon Marketing Japan, Inc.	12,546	312,349
Capcom Co. Ltd.	11,655	437,389
Central Glass Co. Ltd.	12,040	258,988
Chiba Kogyo Bank Ltd. (The)(a)	44,084	180,331
Chiyoda Corp.(a)(b)	70,062	205,300
Chugin Financial Group, Inc.	57,249	382,179
Citizen Watch Co. Ltd.	109,738	603,634
CKD Corp.(a)	21,593	326,674
Coca-Cola Bottlers Japan Holdings, Inc.	52,121	559,622
Colowide Co. Ltd.(a)	20,466	312,329
Comforia Residential REIT, Inc.	151	377,597
COMSYS Holdings Corp.	45,036	859,278
Cosmos Pharmaceutical Corp.	5,452	535,731
Create SD Holdings Co. Ltd.	7,080	171,066
Credit Saison Co. Ltd.	64,136	885,041
Daicel Corp.	82,784	649,310
Daido Steel Co. Ltd.	12,862	492,131
Daihen Corp.(a)	6,905	226,169
Daiichikosho Co. Ltd.	14,694	262,229
Daiki Aluminium Industry Co. Ltd.(a)	20,392	207,866
Daio Paper Corp.(a)	39,346	317,854
Daiseki Co. Ltd.	8,178	232,731
Daishi Hokuetsu Financial Group, Inc.	10,320	228,508
Daiwa Office Investment Corp.	75	325,524
Daiwa Securities Living Investments Corp.	449	381,517
Daiwabo Holdings Co. Ltd.	19,446	364,885
DCM Holdings Co. Ltd.	47,978	501,749
DeNA Co. Ltd.(b)	29,628	414,507
Descente Ltd.	4,999	157,498
Dexerials Corp.	10,891	205,239
DIC Corp.	28,176	517,727
Digital Garage, Inc.	5,242	184,018
DMG Mori Co. Ltd.	49,643	791,138
Doutor Nichires Holdings Co. Ltd.	12,919	203,228
DTS Corp.	9,621	227,162
Duskin Co. Ltd.	7,730	189,326
DyDo Group Holdings, Inc.(a)	4,015	149,790
Earth Corp.	5,677	207,418
EDION Corp.(a)	30,122	295,988

	Shares	Value
Japan-(continued)
Elecom Co. Ltd.	15,819	$149,401
eRex Co. Ltd.(a)	10,320	131,421
Exedy Corp.	10,686	153,268
EXEO Group, Inc.(a)	40,284	745,238
Ezaki Glico Co. Ltd.	15,536	398,769
Fancl Corp.	10,634	183,527
Ferrotec Holdings Corp.	15,196	340,380
Food & Life Cos. Ltd.	15,540	372,622
FP Corp.	11,890	294,270
Frontier Real Estate Investment Corp.	114	411,493
Fuji Co. Ltd.(a)	13,292	173,075
Fuji Corp.	30,045	501,320
Fuji Media Holdings, Inc.	44,630	416,916
Fuji Oil Co. Ltd.	85,480	166,986
Fuji Oil Holdings, Inc.	15,103	232,371
Fuji Seal International, Inc.	11,890	134,386
Fuji Soft, Inc.	5,535	329,259
Fujimi, Inc.(a)	3,544	182,451
Fujitec Co. Ltd.(a)	14,112	374,137
Fujitsu General Ltd.	11,324	290,657
Fukuoka REIT Corp.	165	198,002
Fukuyama Transporting Co. Ltd.	9,714	258,250
Furukawa Electric Co. Ltd.(a)	33,147	602,983
Fuyo General Lease Co. Ltd.	4,102	298,842
Geo Holdings Corp.(a)	24,764	298,081
Global One Real Estate Investment Corp.	287	221,945
GLOBERIDE, Inc.	7,902	143,921
Glory Ltd.	11,889	251,811
GMO Internet Group, Inc.	15,893	317,708
Godo Steel Ltd.	6,980	156,347
GOLDWIN, Inc.	2,949	267,038
GS Yuasa Corp.	27,125	473,714
GungHo Online Entertainment, Inc.	9,621	184,203
Gunma Bank Ltd. (The)	156,876	533,423
Gunze Ltd.	4,592	158,333
H.I.S. Co. Ltd.(a)(b)	19,700	295,576
H.U. Group Holdings, Inc.	24,598	496,241
H2O Retailing Corp.(a)	56,874	669,966
Hachijuni Bank Ltd. (The)(a)	195,304	869,197
Hamamatsu Photonics K.K.	12,847	677,424
Hankyu Hanshin REIT, Inc.	150	160,614
Hanwa Co. Ltd.	10,578	325,112
Harmonic Drive Systems, Inc.(a)	4,492	136,411
Hazama Ando Corp.(a)	36,112	237,626
Heiwa Corp.	19,679	388,045
Heiwa Real Estate Co. Ltd.(a)	7,855	223,827
Heiwa Real Estate REIT, Inc.	203	237,491
Heiwado Co. Ltd.	8,800	133,262
Hirata Corp.	3,214	159,561
Hirogin Holdings, Inc.	84,687	417,324
Hisamitsu Pharmaceutical Co., Inc.	17,070	470,110
Hitachi Zosen Corp.	69,337	427,739
Hokkaido Electric Power Co., Inc.(b)	77,335	290,791
Hokkoku Financial Holdings, Inc.(a)	12,241	425,668
Hokuhoku Financial Group, Inc.	39,534	282,500
Hokuriku Electric Power Co.(a)(b)	68,095	317,558
Horiba Ltd.	11,900	651,959
Hoshino Resorts REIT, Inc.(a)	47	244,380
Hoshizaki Corp.	21,284	747,163
Hosiden Corp.	23,317	297,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
House Foods Group, Inc.	21,787	$478,413
Hulic Reit, Inc.	349	401,633
Hyakugo Bank Ltd. (The)	64,156	184,225
Ichigo Office REIT Investment Corp.(a)	358	231,629
Idec Corp.(a)	6,671	162,164
IDOM, Inc.	37,736	231,961
Iida Group Holdings Co. Ltd.	42,596	753,911
Iino Kaiun Kaisha Ltd.	34,581	258,281
Inaba Denki Sangyo Co. Ltd.	7,464	165,818
Inabata & Co. Ltd.	15,592	316,386
Industrial & Infrastructure Fund Investment Corp.	443	506,881
INFRONEER Holdings, Inc.	65,144	512,387
Internet Initiative Japan, Inc.	17,014	350,239
Invincible Investment Corp.	1,017	438,423
IRISO Electronics Co. Ltd.	4,713	160,255
Ishihara Sangyo Kaisha Ltd.	18,089	155,164
Ito En Ltd.(a)	16,691	515,446
Itochu Techno-Solutions Corp.	26,875	693,758
Itoham Yonekyu Holdings, Inc.	39,442	215,799
Iwatani Corp.	13,076	617,476
Iyogin Holdings, Inc.	65,690	382,084
Izumi Co. Ltd.	13,019	305,002
J Trust Co. Ltd.(a)	41,589	120,340
Jaccs Co. Ltd.	7,671	256,047
JAFCO Group Co. Ltd.	27,690	351,806
Japan Airport Terminal Co. Ltd.	5,513	268,838
Japan Aviation Electronics Industry Ltd.	19,600	341,865
Japan Display, Inc.(a)(b)	1,034,967	311,634
Japan Excellent, Inc.	430	367,583
Japan Hotel REIT Investment Corp.	814	459,114
Japan Logistics Fund, Inc.	173	410,377
Japan Petroleum Exploration Co. Ltd.	13,261	438,251
Japan Prime Realty Investment Corp.	215	558,165
Japan Securities Finance Co. Ltd.	23,989	180,052
Japan Steel Works Ltd. (The)	25,784	465,254
Jeol Ltd.	8,353	241,698
Joyful Honda Co. Ltd.	10,950	145,314
JTEKT Corp.	96,680	791,673
Juroku Financial Group, Inc.	10,904	240,238
JVCKenwood Corp.	178,343	603,798
Kadokawa Corp.	17,350	367,986
Kaga Electronics Co. Ltd.	10,520	370,844
Kagome Co. Ltd.	18,182	440,646
Kakaku.com, Inc.	20,674	282,860
Kaken Pharmaceutical Co. Ltd.	6,503	178,377
Kamigumi Co. Ltd.	30,172	659,213
Kanamoto Co. Ltd.(a)	11,342	188,999
Kandenko Co. Ltd.	23,428	175,841
Kaneka Corp.	21,952	580,378
Kanematsu Corp.	18,962	245,650
Kansai Paint Co. Ltd.	59,344	833,296
Kanto Denka Kogyo Co. Ltd.	21,078	158,822
Katitas Co. Ltd.(a)	7,464	145,152
Keihan Holdings Co. Ltd.	30,902	847,640
Keikyu Corp.(a)	80,902	784,274
Keisei Electric Railway Co. Ltd.(a)	27,568	970,797
Keiyo Bank Ltd. (The)	42,932	177,195
Kenedix Office Investment Corp.(a)	237	523,031
Kenedix Residential Next Investment Corp.	230	360,460

	Shares	Value
Japan-(continued)
Kenedix Retail REIT Corp.	205	$368,402
Kewpie Corp.	37,341	626,898
KH Neochem Co. Ltd.	13,252	226,763
Kinden Corp.	21,606	293,549
Kiyo Bank Ltd. (The)	12,140	140,867
Kobayashi Pharmaceutical Co. Ltd.(a)	8,846	550,906
Kobe Bussan Co. Ltd.	11,188	312,638
Koei Tecmo Holdings Co. Ltd.(a)	15,087	276,777
Kohnan Shoji Co. Ltd.	6,893	185,531
Kokuyo Co. Ltd.	21,099	300,141
Komeri Co. Ltd.	9,656	224,088
Kose Corp.(a)	4,352	505,307
KPP Group Holdings Co. Ltd.(a)	58,512	277,165
K’s Holdings Corp.	75,248	665,911
Kumagai Gumi Co. Ltd.	16,139	342,064
Kumiai Chemical Industry Co. Ltd.(a)	33,464	221,430
Kureha Corp.	6,915	426,585
Kusuri no Aoki Holdings Co. Ltd.	4,675	223,510
KYB Corp.	7,662	242,805
Kyoritsu Maintenance Co. Ltd.(a)	5,203	209,396
Kyudenko Corp.	12,233	324,770
Kyushu Financial Group, Inc.(a)	166,250	594,600
LaSalle Logiport REIT	367	435,554
Lasertec Corp.	1,325	179,047
Leopalace21 Corp.(a)(b)	147,005	385,421
Life Corp.	12,140	256,414
Lintec Corp.	11,688	194,421
M3, Inc.	22,742	554,500
Mabuchi Motor Co. Ltd.	19,111	536,846
Macnica Holdings, Inc.	21,066	574,745
Makino Milling Machine Co. Ltd.	8,806	320,124
Mandom Corp.	13,428	159,166
Maruha Nichiro Corp., Class C	18,304	340,096
Maruichi Steel Tube Ltd.	12,448	280,198
Maruwa Co. Ltd.	1,152	145,941
Matsui Securities Co. Ltd.(a)	30,124	172,118
Maxell Ltd.	18,067	198,098
McDonald’s Holdings Co. Japan Ltd.	13,392	557,652
Medipal Holdings Corp.	54,582	831,768
Megachips Corp.(b)	7,309	172,305
Megmilk Snow Brand Co. Ltd.	20,754	297,368
Meidensha Corp.	10,479	141,526
Meiko Electronics Co. Ltd.(a)	10,691	213,404
Meitec Corp.	18,955	318,921
Menicon Co. Ltd.	7,762	163,888
Mirai Corp.(a)	533	177,712
MIRAIT ONE Corp.	23,582	292,166
Mitsubishi Estate Logistics REIT Investment Corp.	69	211,563
Mitsubishi Logistics Corp.	28,090	693,147
Mitsubishi Shokuhin Co. Ltd.	5,828	149,804
Mitsuboshi Belting Ltd.(a)	5,928	169,135
Mitsui E&S Co. Ltd.(a)(b)	58,384	222,534
Mitsui Fudosan Logistics Park, Inc.	102	382,786
Mitsui High-Tec, Inc.(a)	2,772	165,915
Mitsui Matsushima Holdings Co. Ltd.(a)	5,294	123,053
Mitsui-Soko Holdings Co. Ltd.	9,084	265,185
Miura Co. Ltd.(a)	17,125	454,017
Mixi, Inc.	16,910	356,418
Mizuho Leasing Co. Ltd.	6,696	186,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Modec, Inc.(b)	12,624	$135,822
Monex Group, Inc.(a)	61,625	231,719
MonotaRO Co. Ltd.(a)	13,850	208,312
Mori Hills REIT Investment Corp.	350	395,072
Mori Trust REIT, Inc.	659	346,524
Morinaga & Co. Ltd.	14,994	444,320
Morinaga Milk Industry Co. Ltd.(a)	22,492	845,732
Musashi Seimitsu Industry Co. Ltd.	18,384	245,318
Musashino Bank Ltd. (The)	14,444	232,945
Nachi-Fujikoshi Corp.	5,485	154,280
Nagase & Co. Ltd.	14,065	220,222
Nagoya Railroad Co. Ltd.	50,160	806,745
Nakanishi, Inc.	9,468	178,770
Nankai Electric Railway Co. Ltd.	24,192	563,204
Nanto Bank Ltd. (The)(a)	9,852	178,496
NEC Networks & System Integration Corp.	25,461	316,007
NET One Systems Co. Ltd.	18,791	440,915
Nexon Co. Ltd.	38,473	867,419
NEXTAGE Co. Ltd.(a)	6,112	110,107
NHK Spring Co. Ltd.	46,997	345,838
Nichias Corp.	11,398	229,023
Nichicon Corp.	24,947	234,694
Nifco, Inc.(a)	19,571	558,391
Nihon Kohden Corp.	20,641	569,971
Nihon M&A Center Holdings, Inc.	25,732	195,213
Nikkiso Co. Ltd.(a)	23,737	165,783
Nikkon Holdings Co. Ltd.	9,184	176,982
Nippon Accommodations Fund, Inc.	97	470,877
Nippon Carbon Co. Ltd.(a)	4,750	145,118
Nippon Chemi-Con Corp.(b)	14,521	214,992
Nippon Denko Co. Ltd.	55,539	140,719
Nippon Gas Co. Ltd.	28,665	402,929
Nippon Kayaku Co. Ltd.	26,787	241,578
Nippon Light Metal Holdings Co. Ltd.(a)	29,996	313,034
Nippon Paper Industries Co. Ltd.(b)	53,750	429,479
Nippon Prologis REIT, Inc.	404	918,283
NIPPON REIT Investment Corp.	124	290,500
Nippon Sheet Glass Co. Ltd.(a)(b)	87,272	418,526
Nippon Shinyaku Co. Ltd.	10,522	479,098
Nippon Shokubai Co. Ltd.	7,122	284,012
Nippon Soda Co. Ltd.	7,264	249,397
Nippon Thompson Co. Ltd.	32,696	140,711
Nippon Yakin Kogyo Co. Ltd.	8,043	232,433
Nipro Corp.	33,922	254,605
Nishimatsu Construction Co. Ltd.(a)	15,152	397,258
Nishimatsuya Chain Co. Ltd.(a)	17,071	202,222
Nishi-Nippon Railroad Co. Ltd.	15,109	276,071
Nissha Co. Ltd.	15,108	204,598
Nisshinbo Holdings, Inc.	48,687	372,576
Nissui Corp.	135,081	589,271
Nitto Boseki Co. Ltd.	13,884	192,713
Nitto Kogyo Corp.	10,236	201,766
NOF Corp.	14,598	663,619
Nojima Corp.	18,060	192,981
NOK Corp.(a)	24,247	324,801
Noritsu Koki Co. Ltd.	10,236	167,261
North Pacific Bank Ltd.	124,388	264,004
NS Solutions Corp.	8,920	241,727
NS United Kaiun Kaisha Ltd.(a)	6,851	199,746
NSD Co. Ltd.	12,085	221,349

	Shares	Value
Japan-(continued)
NTN Corp.	350,854	$858,035
NTT UD REIT Investment Corp.(a)	359	345,646
Obic Co. Ltd.	4,665	716,375
Ogaki Kyoritsu Bank Ltd. (The)	11,372	154,088
Oji Holdings Corp.	213,508	835,749
Okamura Corp.	16,697	177,313
Oki Electric Industry Co. Ltd.	30,385	164,014
Okinawa Cellular Telephone Co.	6,696	149,494
Okinawa Electric Power Co., Inc. (The)(b)	20,556	167,570
OKUMA Corp.	12,900	569,375
Okumura Corp.	9,897	242,037
One REIT, Inc.	87	153,663
Onward Holdings Co. Ltd.(a)	78,509	216,215
Open House Group Co. Ltd.	23,673	940,557
Organo Corp.	5,892	141,496
Orient Corp.(a)	24,399	202,840
Osaka Soda Co. Ltd.(a)	7,932	255,147
OSG Corp.	21,445	299,709
Outsourcing, Inc.	54,852	554,301
PALTAC Corp.	6,131	234,137
Park24 Co. Ltd.(b)	34,419	528,804
Pasona Group, Inc.	11,035	150,737
Penta-Ocean Construction Co. Ltd.	77,883	376,932
PHC Holdings Corp.	15,580	159,501
Pigeon Corp.	28,708	445,278
Pilot Corp.	7,108	235,689
Piolax, Inc.	11,188	165,152
Pola Orbis Holdings, Inc.	27,332	378,973
Prima Meat Packers Ltd.	10,000	168,913
Raito Kogyo Co. Ltd.	10,258	150,896
Relo Group, Inc.	21,225	328,745
Rengo Co. Ltd.	73,793	479,615
Resorttrust, Inc.	20,373	334,999
Rinnai Corp.	33,843	815,224
Rohto Pharmaceutical Co. Ltd.	27,564	569,438
Round One Corp.	54,543	233,930
Royal Holdings Co. Ltd.(a)	7,587	160,193
Saizeriya Co. Ltd.	6,939	173,774
Sakata Seed Corp.(a)	6,506	189,688
SAMTY Co. Ltd.	13,571	220,760
San-A Co. Ltd.	4,976	167,736
Sangetsu Corp.	21,608	359,115
San-In Godo Bank Ltd. (The)	61,772	344,778
Sanken Electric Co. Ltd.	4,864	362,215
Sankyo Co. Ltd.	11,393	501,187
Sankyu, Inc.	12,247	429,924
Sanwa Holdings Corp.	46,515	506,262
Sanyo Denki Co. Ltd.	3,481	172,817
Sapporo Holdings Ltd.	30,117	838,273
Sawai Group Holdings Co. Ltd.	11,649	335,786
SBI Shinsei Bank Ltd.(b)	22,070	392,727
SCREEN Holdings Co. Ltd.	10,220	825,616
SCSK Corp.	36,049	542,198
Sega Sammy Holdings, Inc.	42,012	782,451
Seiko Group Corp.	13,938	303,705
Seino Holdings Co. Ltd.	24,321	268,993
Seiren Co. Ltd.(a)	11,392	188,242
Sekisui House REIT, Inc.(a)	1,069	605,294
Senko Group Holdings Co. Ltd.	26,045	185,537
Senshu Ikeda Holdings, Inc.	210,641	368,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Seria Co. Ltd.	16,916	$300,765
Seven Bank Ltd.	291,261	594,650
Shibaura Machine Co. Ltd.	11,464	265,205
Shiga Bank Ltd. (The)	17,233	356,898
Shikoku Electric Power Co., Inc.(b)	68,710	405,201
Shimamura Co. Ltd.	9,184	843,095
Shinko Electric Industries Co. Ltd.(a)	12,550	369,131
Ship Healthcare Holdings, Inc.	21,259	373,611
SHO-BOND Holdings Co. Ltd.	7,236	308,220
Shochiku Co. Ltd.(a)	1,924	171,820
SKY Perfect JSAT Holdings, Inc.	39,792	154,299
Skylark Holdings Co. Ltd.(a)(b)	74,676	1,000,323
Sohgo Security Services Co. Ltd.	23,480	654,402
Sotetsu Holdings, Inc.	20,122	381,855
Square Enix Holdings Co. Ltd.	15,718	771,096
Star Asia Investment Corp.	395	161,580
Star Micronics Co. Ltd.	12,321	159,255
Sugi Holdings Co. Ltd.	14,836	627,587
Sumida Corp.	12,724	156,895
Sumitomo Bakelite Co. Ltd.	9,911	376,307
Sumitomo Osaka Cement Co. Ltd.	14,051	393,158
Sumitomo Pharma Co. Ltd.	102,296	639,327
Sumitomo Rubber Industries Ltd.	73,908	673,593
Sumitomo Seika Chemicals Co. Ltd.	5,828	187,468
Sumitomo Warehouse Co. Ltd. (The)	25,743	426,135
Sundrug Co. Ltd.	26,409	726,337
Suruga Bank Ltd.	104,221	393,417
Suzuken Co. Ltd.	22,625	641,373
SWCC Corp.	11,326	146,145
Tadano Ltd.	22,204	172,525
Taiheiyo Cement Corp.	46,760	834,479
Taikisha Ltd.	6,880	185,434
Taisho Pharmaceutical Holdings Co. Ltd.	13,969	601,170
Taiyo Holdings Co. Ltd.	10,630	190,952
Takara Holdings, Inc.	47,682	374,340
Takeuchi Manufacturing Co. Ltd.	12,413	338,209
Tama Home Co. Ltd.(a)	6,598	180,014
Tamura Corp.(a)	30,963	176,002
TBS Holdings, Inc.	26,408	396,416
TechnoPro Holdings, Inc.	16,639	452,130
Teijin Ltd.	66,908	743,450
Toagosei Co. Ltd.	16,152	138,786
Toda Corp.(a)	59,604	347,123
Toei Co. Ltd.(a)	1,687	226,602
Toho Bank Ltd. (The)	82,608	135,895
Toho Co. Ltd.	20,463	810,014
Toho Gas Co. Ltd.	28,020	523,092
Toho Holdings Co. Ltd.	16,412	326,637
Toho Zinc Co. Ltd.	14,456	196,300
Tokai Carbon Co. Ltd.	87,199	786,402
Tokai Rika Co. Ltd.	13,983	191,828
Tokai Tokyo Financial Holdings, Inc.	69,687	179,636
Tokuyama Corp.	26,132	423,555
Tokyo Century Corp.	12,176	415,807
Tokyo Kiraboshi Financial Group, Inc.	17,600	355,193
Tokyo Ohka Kogyo Co. Ltd.	8,754	453,242
Tokyo Seimitsu Co. Ltd.	13,407	492,307
Tokyo Steel Manufacturing Co. Ltd.	23,299	232,879
Tokyu REIT, Inc.	222	296,076
Tomy Co. Ltd.	25,906	291,660

	Shares	Value
Japan-(continued)
Topcon Corp.	31,893	$450,177
TORIDOLL Holdings Corp.(a)	7,648	162,492
Toshiba TEC Corp.	6,696	193,260
Toyo Ink SC Holdings Co. Ltd.	11,673	187,742
Toyo Seikan Group Holdings Ltd.	50,421	709,112
Toyo Tire Corp.	72,277	854,595
Toyobo Co. Ltd.(a)	36,014	270,571
Toyoda Gosei Co. Ltd.	29,443	500,573
Toyota Boshoku Corp.	31,517	495,097
Transcosmos, Inc.	8,804	204,639
Trusco Nakayama Corp.	10,117	174,827
TS Tech Co. Ltd.	22,902	307,120
Tsubaki Nakashima Co. Ltd.	25,821	179,011
Tsugami Corp.(a)	17,335	178,742
Tsumura & Co	16,678	337,075
TV Asahi Holdings Corp.	14,897	171,436
UACJ Corp.	26,550	526,262
UBE Corp.	40,233	635,857
Ulvac, Inc.	17,786	700,128
United Arrows Ltd.	16,795	243,972
United Urban Investment Corp.	754	836,147
Universal Entertainment Corp.(b)	10,136	212,375
Ushio, Inc.	43,757	541,801
USS Co. Ltd.	46,229	773,397
Valor Holdings Co. Ltd., Class C	10,988	167,606
Wacoal Holdings Corp.	19,011	367,892
Wacom Co. Ltd.(a)	44,830	226,183
Welcia Holdings Co. Ltd.(a)	33,026	690,280
Workman Co. Ltd.(a)	5,444	221,494
Yamaguchi Financial Group, Inc.	75,992	463,771
Yamato Kogyo Co. Ltd.	10,612	414,613
Yamazaki Baking Co. Ltd.	57,695	773,278
Yaoko Co. Ltd.	4,905	256,480
Yokogawa Bridge Holdings Corp.	10,520	171,361
Yokohama Rubber Co. Ltd. (The)	43,941	948,427
Yoshinoya Holdings Co. Ltd.(a)	17,148	316,350
Zenkoku Hosho Co. Ltd.	10,635	389,738
Zensho Holdings Co. Ltd.(a)	22,511	713,362
Zeon Corp.	63,506	650,148
Zojirushi Corp.	13,008	169,759
ZOZO, Inc.	11,432	239,781

		173,980,418

Luxembourg-0.10%
L’Occitane International S.A.	57,750	146,400
RTL Group S.A.(a)	8,958	420,112

		566,512

Macau-0.15%
SJM Holdings Ltd.(a)(b)	708,668	366,526
Wynn Macau Ltd.(b)	451,042	484,374

		850,900

Mexico-0.08%
Fresnillo PLC	51,392	459,526

Netherlands-1.48%
AMG Advanced Metallurgical Group N.V.	5,770	215,181
Arcadis N.V.	17,183	710,617
Argenx SE(a)(b)	1,228	472,737
Basic-Fit N.V.(a)(b)(c)	6,870	291,396
BE Semiconductor Industries N.V.(a)	11,800	1,059,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Netherlands-(continued)
Corbion N.V.(a)	9,556	$300,670
CTP N.V.(a)(c)	13,573	178,317
Eurocommercial Properties N.V.	10,814	259,546
Fugro N.V.(b)	37,157	526,304
JDE Peet’s N.V.(a)	20,409	621,870
Koninklijke BAM Groep N.V.(a)	119,486	261,714
Koninklijke Vopak N.V.(a)	25,995	992,968
OCI N.V.(a)	25,397	669,835
PostNL N.V.(a)	401,601	722,246
TKH Group N.V., CVA	10,355	500,947
Van Lanschot Kempen N.V., CVA	13,585	413,191
Wereldhave N.V.(a)	9,958	152,921

		8,350,093

New Zealand-0.71%
a2 Milk Co. Ltd. (The)(b)	90,514	329,845
Chorus Ltd.	75,147	401,022
Contact Energy Ltd.	59,337	286,966
Fisher & Paykel Healthcare Corp. Ltd.	51,466	879,891
Fletcher Building Ltd.	160,012	444,742
Infratil Ltd.	44,380	261,778
Mainfreight Ltd.(a)	4,702	208,231
Mercury NZ Ltd.	45,780	179,270
Meridian Energy Ltd.	118,931	401,079
Ryman Healthcare Ltd.	95,309	311,998
Xero Ltd.(b)	4,265	263,081

		3,967,903

Nigeria-0.12%
Airtel Africa PLC(c)	456,517	689,130

Norway-1.52%
Aker ASA, Class A(a)	5,363	326,061
Aker Solutions ASA, Class A	69,989	248,242
Austevoll Seafood ASA	42,164	395,173
BlueNord ASA(b)	4,482	151,970
Borregaard ASA	8,375	139,595
Crayon Group Holding ASA(a)(b)(c)	22,236	170,861
DNO ASA	384,766	382,207
Elkem ASA(c)	103,815	349,575
Entra ASA(c)	23,080	233,583
Europris ASA(c)	47,219	336,771
Gjensidige Forsikring ASA	48,468	840,056
Grieg Seafood ASA	21,189	176,986
Kongsberg Gruppen ASA	11,341	506,845
Leroy Seafood Group ASA	96,202	504,356
MPC Container Ships ASA(a)	105,311	172,381
Nordic Semiconductor ASA(a)(b)	10,240	110,291
Norske Skog ASA(b)(c)	23,193	102,611
Norwegian Air Shuttle ASA(b)	130,717	126,302
PGS ASA(b)	347,109	248,958
Salmar ASA(a)	15,048	665,056
Solstad Offshore ASA(b)	41,588	85,968
SpareBank 1 SMN(a)	25,414	327,567
SpareBank 1 SR-Bank ASA, Class B	26,332	307,134
Stolt-Nielsen Ltd.	8,366	240,625
TGS ASA	33,697	525,733
TOMRA Systems ASA.	21,475	327,415
Var Energi ASA(a)	108,191	282,340
Wallenius Wilhelmsen ASA	34,800	259,101

		8,543,763

	Shares	Value
Peru-0.04%
Hochschild Mining PLC	261,288	$235,965

Poland-0.92%
Alior Bank S.A.(b)	25,046	261,958
Allegro.eu S.A.(a)(b)(c)	47,190	372,050
CCC S.A.(a)(b)	26,702	288,030
CD Projekt S.A.(a)	4,724	128,986
Cyfrowy Polsat S.A.(a)	49,148	206,565
Dino Polska S.A.(a)(b)(c)	3,591	366,413
Grupa Kety S.A.(a)	2,454	335,322
Jastrzebska Spolka Weglowa S.A.(a)(b)	31,303	323,629
KRUK S.A.(a)	2,615	236,450
LPP S.A.	215	621,762
mBank S.A.(a)(b)	4,504	377,188
Orange Polska S.A.	255,665	446,574
PGE Polska Grupa Energetyczna S.A.(b)	312,620	518,183
Santander Bank Polska S.A.(a)	5,920	482,502
Tauron Polska Energia S.A.(a)(b)	394,798	196,852

		5,162,464

Portugal-0.32%
CTT-Correios de Portugal S.A.	58,467	241,731
Navigator Co. S.A. (The)	133,106	489,340
NOS, SGPS S.A.	55,993	246,523
REN - Redes Energeticas Nacionais SGPS S.A.	135,616	394,512
Sonae SGPS S.A.	379,152	432,816

		1,804,922

Singapore-2.01%
BW LPG Ltd.(c)	40,967	328,967
CapitaLand Ascott Trust	597,872	483,980
CapitaLand India Trust	204,624	167,178
CDL Hospitality Trusts	189,312	178,790
City Developments Ltd.	146,407	762,679
ComfortDelGro Corp. Ltd.	1,000,896	892,753
ESR-LOGOS REIT	1,129,810	275,223
Frasers Centrepoint Trust	230,258	381,419
Frasers Logistics & Commercial Trust(c)	584,645	591,591
Hafnia Ltd.	24,326	131,174
Keppel DC REIT	213,684	344,354
Keppel Infrastructure Trust	358,468	131,656
Keppel Infrastructure Trust, Rts., expiring 05/31/2023(b)	17,923	309
Keppel REIT	539,969	352,114
Lendlease Global Commercial REIT	282,824	148,392
Mapletree Industrial Trust	374,045	667,262
Mapletree Logistics Trust	647,946	845,052
Mapletree Pan Asia Commercial Trust	348,574	459,836
NetLink NBN Trust(c)	553,460	362,986
Olam Group Ltd.	125,116	150,047
Parkway Life REIT.	50,580	147,098
SATS Ltd.(b)	175,587	334,288
Seatrium Ltd.(b)	3,498,023	325,117
Sembcorp Industries Ltd.	247,692	794,605
Singapore Exchange Ltd.	126,157	904,938
Suntec REIT	654,212	661,984
UOL Group Ltd.	90,843	471,867

		11,295,659

South Africa-0.04%
Scatec ASA(c)	31,896	207,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
South Korea-8.02%
Amorepacific Corp.	6,330	$583,151
Amorepacific Corp., Preference Shares	2,374	70,950
AMOREPACIFIC Group	15,010	410,465
Asiana Airlines, Inc.(a)(b)	38,908	372,103
BGF retail Co. Ltd.	2,652	369,742
BNK Financial Group, Inc.	160,932	798,407
Celltrion Healthcare Co. Ltd.	6,537	338,963
Celltrion, Inc.	6,346	761,482
Cheil Worldwide, Inc.	30,354	419,341
CJ Corp.	5,409	369,787
CJ ENM Co. Ltd.(a)(b)	7,149	425,180
CJ Logistics Corp.	7,466	430,087
Com2uSCorp.	3,918	200,233
Cosmax, Inc.(b)	2,579	148,759
Coway Co. Ltd.	15,520	568,781
Daeduck Electronics Co. Ltd.	9,632	155,088
Daesang Corp.	10,033	145,727
Daewoo Engineering & Construction Co. Ltd.(b)	136,240	429,058
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	34,255	689,758
Daou Technology, Inc.	8,716	124,645
DB HiTek Co. Ltd.	8,940	404,117
DB Insurance Co. Ltd.	15,849	994,707
DGB Financial Group, Inc.	63,670	325,866
DL E&C Co. Ltd.	21,268	559,350
DL Holdings Co. Ltd.	6,303	232,878
Dongkuk Steel Mill Co. Ltd.(a)	34,749	309,999
Doosan Bobcat, Inc.	11,359	434,534
Doosan Co. Ltd.(a)	12,491	869,816
Ecopro Co. Ltd.	941	513,247
Fila Holdings Corp.	21,205	580,666
Green Cross Corp.	1,798	166,044
GS Holdings Corp.	15,151	449,413
GS Retail Co. Ltd.	14,785	293,844
Hankook Tire & Technology Co. Ltd.	22,225	572,895
Hanmi Pharm Co. Ltd.	808	194,997
Hanon Systems	63,996	438,466
Hansol Chemical Co. Ltd.	1,186	196,721
Hanwha Aerospace Co. Ltd.	10,672	818,899
Hanwha Corp.	15,535	314,554
Hanwha Corp., Third Pfd	8,241	88,789
Hanwha Investment & Securities Co. Ltd.(b)	73,044	150,083
Hanwha Life Insurance Co. Ltd.(b)	238,111	441,210
Hanwha Systems Co. Ltd.	15,525	164,019
HD Hyundai Co. Ltd.	16,776	742,035
HD Hyundai Construction Equipment Co. Ltd.	7,650	388,101
HD Hyundai Electric Co. Ltd.	6,479	244,947
HD Hyundai Heavy Industries Co. Ltd.(b)	3,569	292,261
HD Hyundai Infracore Co. Ltd.	73,606	542,256
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	21,224	191,086
Hite Jinro Co. Ltd.	13,479	224,079
HK inno.N Corp.	6,114	147,323
HL Mando Co. Ltd.	20,644	713,378
Hotel Shilla Co. Ltd.	7,594	462,426
HYBE Co. Ltd.(b)	1,785	360,094
Hyosung Advanced Materials Corp.	1,169	339,328
Hyosung Chemical Corp.(b)	1,702	135,433
Hyosung Corp.	4,951	243,777

	Shares	Value
South Korea-(continued)
Hyosung Heavy Industries Corp.(b)	8,057	$472,560
Hyundai Department Store Co. Ltd.	7,170	276,964
Hyundai Elevator Co. Ltd.(a)	10,650	266,568
Hyundai Mipo Dockyard Co. Ltd.(b)	4,835	265,159
Hyundai Rotem Co. Ltd.(b)	17,303	425,335
Hyundai Wia Corp.(a)	13,565	567,573
IS Dongseo Co. Ltd.(a)(b)	6,331	175,257
Kakao Games Corp.(b)	4,125	124,360
KakaoBank Corp.	16,627	273,307
Kangwon Land, Inc.	28,111	396,965
KCC Corp.	2,661	441,379
KEPCO Plant Service & Engineering Co. Ltd.	9,677	258,121
KG Chemical Corp.	7,980	227,761
KIWOOM Securities Co. Ltd.	6,099	426,985
Kolmar Korea Co. Ltd.	5,724	172,994
Kolon Industries, Inc.	10,058	321,264
Korea Aerospace Industries Ltd.	10,942	448,014
Korea Line Corp.(b)	83,454	128,448
Korea Petrochemical Ind Co. Ltd.	2,248	243,545
Korean Reinsurance Co	27,243	154,087
Krafton, Inc.(b)	5,364	769,893
LG Energy Solution Ltd.(b)	1,892	821,318
LG Uplus Corp.	82,847	682,138
LIG Nex1 Co. Ltd.	2,792	163,339
LOTTE Chilsung Beverage Co. Ltd.	1,413	164,273
LOTTE Corp.	16,287	340,732
LOTTE Fine Chemical Co. Ltd.	6,391	292,714
LOTTE Shopping Co. Ltd.	6,365	379,503
LS Corp.	11,550	773,222
LS Electric Co. Ltd.(a)	8,356	394,575
LX International Corp.	27,437	599,621
LX Semicon Co. Ltd.	3,164	248,458
Mirae Asset Securities Co. Ltd.	64,796	335,986
Mirae Asset Securities Co. Ltd., Second Pfd	35,851	98,574
Netmarble Corp.(b)(c)	4,870	235,786
NH Investment & Securities Co. Ltd.	50,936	355,836
NongShim Co. Ltd.	1,212	359,054
OCI Co. Ltd.(a)	9,350	836,917
Orion Corp.	4,467	483,613
Pan Ocean Co. Ltd.	73,806	299,989
Partron Co. Ltd.	26,364	156,403
Poongsan Corp.	15,947	505,195
Posco Future M Co. Ltd.	1,126	281,837
S-1 Corp.	6,001	261,849
Samchully Co. Ltd.	864	98,769
Samsung Biologics Co. Ltd.(b)(c)	445	259,672
Samsung Card Co. Ltd.	8,036	178,925
Samsung SDS Co. Ltd.	8,526	747,235
Samsung Securities Co. Ltd.	33,066	836,285
SD Biosensor, Inc.	9,360	145,463
Seah Besteel Holdings Corp.	14,763	255,352
SeAH Steel Holdings Corp.	1,268	141,352
Sebang Global Battery Co. Ltd.	4,370	175,009
Seegene, Inc.(b)	9,620	174,661
SFA Engineering Corp.	8,196	244,031
SK Chemicals Co. Ltd.	5,100	271,690
SK IE Technology Co. Ltd.(b)(c)	3,336	192,672
SK Telecom Co. Ltd.	16,123	574,617
SKC Co. Ltd.	5,289	392,802
SL Corp.(a)	8,202	189,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
South Korea-(continued)
Soulbrain Co. Ltd.	942	$154,138
SSANGYONG C&E Co. Ltd.	45,902	200,633
Sungwoo Hitech Co. Ltd.(a)	59,489	376,918
TKG Huchems Co. Ltd.	9,834	167,157
UNID Co. Ltd.	2,268	109,977
WONIK IPS Co. Ltd.	7,763	176,616
Young Poong Corp.	351	149,747
Youngone Corp.	8,430	278,082
Yuhan Corp.	8,161	351,221

		45,103,815

Spain-1.40%
Almirall S.A.	19,033	195,521
Applus Services S.A.	58,721	493,017
Atresmedia Corp. de Medios de Comunicacion S.A.	47,501	190,152
Befesa S.A.(c)	7,258	326,603
CIE Automotive S.A.	13,340	402,352
Construcciones y Auxiliar de Ferrocarriles S.A.(a)	8,793	273,265
Corp ACCIONA Energias Renovables S.A.(a)	8,355	300,331
Ebro Foods S.A.(a)	9,443	175,558
EDP Renovaveis S.A.(a)	27,756	617,755
Ence Energia y Celulosa S.A.(a)	43,982	172,569
Faes Farma S.A.	51,050	180,349
Faes Farma S.A., Rts., expiring 06/30/2023(a)(b)	44,378	6,030
Fluidra S.A.(a)	20,829	357,116
Gestamp Automocion S.A.(c)	68,303	295,895
Indra Sistemas S.A.(a)	51,920	687,836
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	197,205	182,445
Melia Hotels International S.A.(a)(b)	32,629	211,272
Obrascon Huarte Lain S.A.(b)	359,603	204,654
Prosegur Cia de Seguridad S.A.(a)	61,756	118,767
Sacyr S.A.(a)	228,458	757,157
Tecnicas Reunidas S.A.(a)(b)	31,116	289,244
Unicaja Banco S.A.(a)(c)	549,057	557,363
Vidrala S.A.	3,143	330,332
Viscofan S.A.	8,187	562,192

		7,887,775

Sweden-4.60%
AAK AB	34,655	697,340
AddLife AB, Class B(a)	14,839	175,338
AddTech AB, Class B	15,070	301,187
AFRY AB(a)	25,311	475,017
Ambea AB(c)	58,538	222,573
Arjo AB, Class B	78,346	346,465
Atrium Ljungberg AB, Class B(a)	12,772	237,204
Avanza Bank Holding AB(a)	10,754	228,243
Axfood AB(a)	31,472	779,954
Beijer Ref AB(a)	18,165	296,456
Betsson AB, Class B	37,514	404,865
BHG Group AB(a)(b)	107,381	121,857
Bonava AB, Class B(a)	78,171	140,532
Bravida Holding AB(c)	36,573	443,914
Bure Equity AB(a)	9,360	238,534
Catena AB(a)	4,506	172,469
Cibus Nordic Real Estate AB	14,011	149,573
Cint Group AB(a)(b)	102,239	160,078

	Shares	Value
Sweden-(continued)
Clas Ohlson AB, Class B(a)	34,198	$257,721
Cloetta AB, Class B	83,116	175,838
Coor Service Management Holding AB(c)	24,715	160,715
Corem Property Group AB, Class B(a)	264,557	209,433
Corem Property Group AB, Preference Shares	5,340	110,369
Dios Fastigheter AB(a)	32,972	234,980
Electrolux Professional AB, Class B(a)	31,297	182,157
Elekta AB, Class B(a)	97,491	817,965
EQT AB(a)	18,976	406,632
Evolution AB(c)	6,862	913,439
Fabege AB(a)	90,445	723,930
Granges AB(a)	21,118	209,590
Hexpol AB(a)	63,416	746,234
Hufvudstaden AB, Class A(a)	25,997	370,290
Indutrade AB(a)	27,123	649,699
Instalco AB(a)(c)	35,761	187,569
Intrum AB(a)	66,042	596,083
Investment AB Latour, Class B(a)	13,444	290,316
Inwido AB	19,852	208,057
JM AB(a)	31,515	504,805
L E Lundbergforetagen AB, Class B(a)	14,942	715,107
Lagercrantz Group AB, Class B	14,370	184,647
Lifco AB, Class B(a)	16,659	379,232
Lindab International AB	21,813	348,549
Loomis AB(a)	21,339	682,365
Modern Times Group MTG AB, Class B(b)	24,130	193,727
Mycronic AB	9,508	201,705
NCC AB, Class B	42,621	423,416
New Wave Group AB, Class B(a)	9,587	193,287
Nibe Industrier AB, Class B(a)	72,016	803,903
Nolato AB, Class B(a)	46,176	255,702
Nordnet AB publ	12,393	194,282
Nyfosa AB(a)	44,081	301,043
Pandox AB(a)	25,399	301,849
Peab AB, Class B(a)	70,827	373,909
Ratos AB, Class B(a)	67,206	231,811
Saab AB, Class B	17,157	962,789
Sagax AB, Class B(a)	14,325	350,540
Sagax AB, Class D	9,959	26,263
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	444,999	521,647
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	24,319	36,796
Scandic Hotels Group AB(a)(b)(c)	76,421	272,537
Stillfront Group AB(a)(b)	131,444	279,361
Storskogen Group AB, Class B(a)	519,026	471,499
Sweco AB, Class B(a)	31,776	425,033
Swedish Orphan Biovitrum AB, Class B(b)	28,305	688,222
Thule Group AB(a)(c)	28,537	822,676
Viaplay Group AB, Class B(a)(b)	19,260	490,454
Vitrolife AB	6,620	148,700
VNV Global AB(a)(b)	62,974	127,946
Wallenstam AB, Class B(a)	82,272	325,807
Wihlborgs Fastigheter AB(a)	72,222	582,296

		25,864,521

Switzerland-3.13%
Accelleron Industries AG(a)(b)	10,564	259,931
Allreal Holding AG	3,823	679,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Switzerland-(continued)
ALSO Holding AG(a)	1,820	$390,153
Aryzta AG(b)	285,674	508,407
Bachem Holding AG(a)	1,766	192,662
Banque Cantonale Vaudoise(a)	7,136	752,846
Belimo Holding AG	717	346,235
BKW AG	3,826	657,691
Bucher Industries AG	1,428	643,045
Burckhardt Compression Holding AG	342	211,336
Bystronic AG(a)	224	162,328
Cembra Money Bank AG	8,487	681,306
Daetwyler Holding AG, BR(a)	1,098	278,185
dormakaba Holding AG	1,106	495,808
EFG International AG(b)	24,567	236,548
Emmi AG(a)	375	391,411
EMS-Chemie Holding AG	959	788,167
Flughafen Zurich AG	3,307	637,583
Forbo Holding AG	232	342,507
Huber + Suhner AG	2,461	202,399
Implenia AG	6,503	294,080
Inficon Holding AG(a)	225	244,705
Interroll Holding AG, Class R(a)	51	186,512
IWG PLC(a)(b)	196,975	420,140
Komax Holding AG, Class R(a)	492	130,179
Landis+Gyr Group AG(a)(b)	5,332	440,914
Leonteq AG(a)(b)	2,819	152,661
Mediclinic International PLC	110,516	692,872
Mobilezone Holding AG	12,421	190,072
Mobimo Holding AG	1,066	286,247
OC Oerlikon Corp. AG(a)	70,969	396,926
Schweiter Technologies AG	191	152,791
SFS Group AG(b)	3,252	424,563
Siegfried Holding AG	369	284,612
Stadler Rail AG(a)	12,475	519,716
Straumann Holding AG	4,581	687,883
Sulzer AG(a)	5,404	452,332
Swissquote Group Holding S.A.	812	173,612
Tecan Group AG, Class R(b)	1,001	436,142
Temenos AG	6,317	530,030
Valiant Holding AG	2,170	252,584
VAT Group AG(a)(c)	2,057	724,070
Vontobel Holding AG, Class R(a)	4,919	329,941
Zehnder Group AG	2,340	191,659
Zur Rose Group AG(a)(b)	3,198	139,914

		17,593,216

Taiwan-0.02%
FIT Hon Teng Ltd.(b)(c)	594,000	117,288

Turkey-0.19%
Eldorado Gold Corp.(b)	98,850	1,091,045

Ukraine-0.03%
Ferrexpo PLC	129,502	175,956

United Arab Emirates-0.07%
Network International Holdings PLC(b)(c)	58,052	282,523
Shelf Drilling Ltd.(b)(c)	49,034	110,992

		393,515

United Kingdom-7.58%
4imprint Group PLC	2,717	154,017
888 Holdings PLC(b)	204,242	205,370
Allfunds Group PLC	56,568	374,394

	Shares	Value
United Kingdom-(continued)
Ascential PLC(b)	77,757	$249,414
Ashmore Group PLC	137,331	419,791
ASOS PLC(a)(b)	65,232	604,104
Assura PLC	790,110	505,483
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	79,028	240,380
Auto Trader Group PLC(c)	67,631	540,295
Babcock International Group PLC(b)	132,597	528,983
Balanced Commercial Property Trust Ltd.	144,094	149,236
Big Yellow Group PLC	36,497	561,487
Bodycote PLC	32,635	283,236
Britvic PLC	76,625	879,792
Capricorn Energy PLC(b)	129,201	356,290
Chemring Group PLC	60,550	216,139
Civitas Social Housing PLC(c)	195,923	131,254
Clarkson PLC	5,133	200,002
Close Brothers Group PLC	32,111	366,472
Coats Group PLC	279,019	274,247
Computacenter PLC	24,469	706,137
ConvaTec Group PLC(c)	304,191	840,379
Cranswick PLC	9,807	395,678
Crest Nicholson Holdings PLC	78,409	265,106
Currys PLC	311,986	223,517
Dechra Pharmaceuticals PLC	9,276	434,881
Deliveroo PLC(b)(c)	272,929	375,291
Diploma PLC	11,345	383,011
DiscoverIE Group PLC	16,725	177,633
Domino’s Pizza Group PLC	77,049	284,912
Dr. Martens PLC	92,415	192,936
Dunelm Group PLC	25,998	374,477
Elementis PLC(b)	143,674	226,814
EnQuest PLC(b)	1,351,072	283,933
Essentra PLC	57,188	148,432
FDM Group Holdings PLC	15,148	128,136
Firstgroup PLC	215,354	304,243
Forterra PLC(c)	81,124	197,200
Frasers Group PLC(b)	41,087	396,871
Future PLC	12,973	183,929
Games Workshop Group PLC	3,844	479,288
Genuit Group PLC	61,961	234,026
Genus PLC	8,177	276,264
Grainger PLC(a)	180,806	587,682
Great Portland Estates PLC	74,321	498,365
Greggs PLC	16,297	577,231
Halfords Group PLC	91,832	242,621
Hammerson PLC	1,400,702	494,009
Hargreaves Lansdown PLC(a)	77,878	786,016
Hays PLC	474,563	678,793
Hill & Smith PLC	9,677	167,363
Hilton Food Group PLC	23,227	197,936
Hunting PLC	49,895	146,749
Ibstock PLC(c)	137,882	294,097
Indivior PLC(b)	12,660	242,823
J D Wetherspoon PLC(b)	41,220	369,401
John Wood Group PLC(b)	270,956	767,633
Jupiter Fund Management PLC	172,545	281,934
Just Group PLC	153,758	170,647
Lancashire Holdings Ltd.	51,931	399,792
Liontrust Asset Management PLC	11,770	127,226
LondonMetric Property PLC	262,582	635,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
United Kingdom-(continued)
LXI REIT PLC(c)	183,654	$243,300
Marshalls PLC	64,177	242,476
Mitchells & Butlers PLC(b)	75,124	165,335
Mitie Group PLC	259,283	299,822
Molten Ventures PLC(b)	55,038	193,558
Moneysupermarket.com Group PLC	141,128	486,032
Morgan Advanced Materials PLC	48,566	187,096
National Express Group PLC	288,826	440,713
Ninety One PLC(a)	85,508	194,637
Ocado Group PLC(a)(b)	78,527	498,636
Oxford Instruments PLC	5,656	196,209
PageGroup PLC	85,407	487,146
Paragon Banking Group PLC	87,259	551,122
Pepco Group N.V.(b)(c)	27,372	263,067
Petershill Partners PLC(a)(c)	127,021	266,301
Petrofac Ltd.(a)(b)	391,903	351,951
Pets at Home Group PLC	134,564	652,179
Playtech PLC(b)	54,463	394,983
Premier Foods PLC	117,456	185,129
Primary Health Properties PLC	347,872	465,661
QinetiQ Group PLC	130,021	606,955
Quilter PLC(c)	600,293	642,087
Rathbones Group PLC	8,598	211,166
Redde Northgate PLC	66,622	314,852
Redrow PLC	142,151	924,616
Renewi PLC(b)	27,613	208,241
Renishaw PLC	4,350	197,049
Restaurant Group PLC (The)(b)	380,477	193,680
Rightmove PLC	51,191	369,452
Rotork PLC	141,253	580,559
S4 Capital PLC(b)	97,741	179,608
Safestore Holdings PLC	37,163	462,665
Saga PLC(a)(b)	81,939	134,504
Savills PLC	38,052	459,862
Serco Group PLC	465,906	890,694
Shaftesbury Capital PLC	213,064	315,469
Softcat PLC	18,610	312,737
Spirent Communications PLC	101,698	230,084
SSP Group PLC(b)	192,116	622,512
Supermarket Income REIT PLC	172,200	189,384
Synthomer PLC(a)	207,204	311,480
Telecom Plus PLC	14,373	326,262
THG PLC(a)(b)	687,632	864,113
TP ICAP Group PLC	153,139	327,409
Tritax EuroBox PLC(c)	220,594	181,331
Tyman PLC	53,403	165,456
UK Commercial Property REIT Ltd.	216,386	145,779
UNITE Group PLC (The)	64,755	780,536
Urban Logistics REIT PLC	104,924	186,477

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Rts.-Rights

Wts.-Warrants

	Shares	Value
United Kingdom-(continued)
Vesuvius PLC	38,707	$197,231
Victrex PLC	25,159	529,991
Warehouse REIT PLC(c)	128,507	176,704
Watches of Switzerland Group PLC(b)(c)	33,706	352,266
WH Smith PLC	19,636	388,471
Wise PLC, Class A(b)	21,648	149,652
Workspace Group PLC	37,179	223,091
XP Power Ltd.(a)	4,652	129,513

		42,666,745

United States-1.02%
Argonaut Gold, Inc.(b)	515,592	235,691
Brookfield Renewable Corp., Class A	24,398	814,346
Carnival PLC(b)	48,651	400,162
Diversified Energy Co. PLC(c)	222,573	264,925
Galaxy Digital Holdings Ltd., (Acquired 03/17/2023 - 03/17/2023; Cost $340,623)(a)(b)(d)	48,808	179,931
JS Global Lifestyle Co. Ltd.(a)(c)	255,074	225,183
Oracle Corp.	7,280	521,279
Primo Water Corp.	38,751	587,993
Reliance Worldwide Corp. Ltd.	191,340	515,904
RHI Magnesita N.V.	6,525	185,349
Samsonite International S.A.(b)(c)	223,005	703,114
Sims Ltd.	65,105	673,336
Sinch AB(a)(b)(c)	160,338	422,837

		5,730,050

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $557,304,206)		561,434,375

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.40%
Invesco Private Government Fund, 4.83%(e)(f)(g)	24,245,865	24,245,865
Invesco Private Prime Fund, 4.99%(e)(f)(g)	62,430,143	62,430,143

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $86,684,463)		86,676,008

TOTAL INVESTMENTS IN SECURITIES-115.16% (Cost $643,988,669)		648,110,383
OTHER ASSETS LESS LIABILITIES-(15.16)%		(85,319,791)

NET ASSETS-100.00%.		$562,790,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2023.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $27,912,914, which represented 4.96% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at April 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$599,917	$11,631,598	$(12,231,515)	$-	$-	$-	$8,412

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	22,006,479	49,397,273	(47,157,887)	-	-	24,245,865	507,808	*

Invesco Private Prime Fund	55,915,444	111,438,921	(104,918,714)	(6,428)	920	62,430,143	1,371,431	*

Total	$78,521,840	$172,467,792	$(164,308,116)	$(6,428)	$920	$86,676,008	$1,887,651

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Industrials	21.31

Consumer Discretionary	13.14

Materials	11.57

Real Estate	11.13

Financials	9.89

Consumer Staples	7.73

Information Technology	7.27

Health Care	5.72

Communication Services	5.02

Energy	4.40

Utilities	2.58

Money Market Funds Plus Other Assets Less Liabilities	0.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco FTSE RAFI Emerging Markets ETF (PXH)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Australia-0.28%
AngloGold Ashanti Ltd.	135,076	$3,615,645

Brazil-13.55%
Ambev S.A.	1,629,777	4,612,899
B3 S.A. - Brasil, Bolsa, Balcao	1,492,982	3,485,619
Banco Bradesco S.A.	1,297,216	3,220,449
Banco Bradesco S.A., Preference Shares	4,353,706	12,052,895
Banco do Brasil S.A.	785,548	6,729,881
Banco Santander Brasil S.A., Series CPO	337,600	1,813,229
Braskem S.A., Class A, Preference Shares	350,109	1,384,942
BRF S.A.(a)	1,568,700	1,987,978
CCR S.A.	657,900	1,784,523
Centrais Eletricas Brasileiras S.A.	537,662	3,637,898
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	113,900	828,947
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	150,192	1,384,882
Cia Energetica de Minas Gerais	196,105	791,813
Cia Energetica de Minas Gerais, Preference Shares	771,668	1,904,934
Cia Paranaense de Energia	260,700	370,504
Cia Paranaense de Energia, Class B, Preference Shares	1,077,280	1,726,973
Cia Siderurgica Nacional S.A.	477,482	1,356,231
Cielo S.A.	1,281,022	1,398,079
Cogna Educacao S.A.(a)	2,608,200	1,063,539
Cosan S.A.	481,565	1,441,947
Embraer S.A.(a)	389,767	1,512,993
Energisa S.A.	161,000	1,345,193
Equatorial Energia S.A.	317,100	1,732,915
Gerdau S.A., Preference Shares	683,162	3,438,444
IRB Brasil Resseguros S.A.(a)	288,000	1,811,639
Itau Unibanco Holding S.A.	279,600	1,234,569
Itau Unibanco Holding S.A., Preference Shares	3,007,305	15,580,988
Itausa S.A., Preference Shares	1,281,953	2,224,203
Klabin S.A.	334,400	1,278,686
Lojas Renner S.A.	321,610	1,018,280
Marfrig Global Foods S.A.	1,040,900	1,354,480
Metalurgica Gerdau S.A., Preference Shares	1,080,900	2,519,223
Natura & Co. Holding S.A.	519,800	1,149,143
Petroleo Brasileiro S.A.	3,530,819	18,822,660
Petroleo Brasileiro S.A., Preference Shares	5,308,945	25,150,064
Sendas Distribuidora S.A.	305,200	749,754
Suzano S.A.	210,668	1,675,962
Telefonica Brasil S.A.	309,943	2,547,519
TIM S.A.	478,766	1,339,781
Ultrapar Participacoes S.A.	1,020,692	2,946,079
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	239,000	336,798

	Shares	Value
Brazil-(continued)
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	662,500	$953,457
Vale S.A.	1,929,761	27,927,021
Via S/A(a)	2,852,100	1,048,975
Vibra Energia S.A.	1,331,798	3,513,944

		176,190,932

Canada-0.09%
Canadian Solar, Inc.(a)	30,961	1,158,561

Chile-0.47%
Banco de Chile	17,563,962	1,881,794
Banco Santander Chile	36,060,911	1,735,113
Falabella S.A.	555,944	1,199,588
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	18,005	1,226,555

		6,043,050

China-40.01%
Agile Group Holdings Ltd.(a)(b)	4,582,000	928,086
Agricultural Bank of China Ltd., A Shares	7,087,111	3,498,444
Agricultural Bank of China Ltd., H Shares	33,069,875	12,764,713
Alibaba Group Holding Ltd.(a)	3,543,871	37,041,824
Aluminum Corp. of China Ltd., A Shares	526,000	485,139
Aluminum Corp. of China Ltd., H Shares	2,275,840	1,345,227
Anhui Conch Cement Co. Ltd., A Shares	217,800	845,020
Anhui Conch Cement Co. Ltd., H Shares	942,865	2,966,760
ANTA Sports Products Ltd.	116,906	1,441,611
Baidu, Inc., A Shares(a)	589,956	8,695,386
Bank of Beijing Co. Ltd., A Shares	1,820,200	1,245,309
Bank of China Ltd., A Shares	1,732,900	917,950
Bank of China Ltd., H Shares	42,076,838	16,777,348
Bank of Communications Co. Ltd., A Shares	3,193,093	2,567,121
Bank of Communications Co. Ltd., H Shares	8,501,647	5,480,112
Baoshan Iron & Steel Co. Ltd., A Shares	1,361,700	1,265,747
BYD Co. Ltd., A Shares	9,400	347,144
BYD Co. Ltd., H Shares	60,739	1,826,062
CGN Power Co. Ltd., A Shares	280,100	125,330
CGN Power Co. Ltd., H Shares(c)	5,865,477	1,546,712
China CITIC Bank Corp. Ltd., A Shares	516,401	484,485
China CITIC Bank Corp. Ltd., H Shares	6,811,888	3,679,334
China Coal Energy Co. Ltd., A Shares	234,100	304,443
China Coal Energy Co. Ltd., H Shares	1,373,156	1,175,507
China Conch Venture Holdings Ltd.	550,746	875,592
China Construction Bank Corp., A Shares	306,400	279,060
China Construction Bank Corp., H Shares	42,711,847	28,565,612
China Energy Engineering Corp. Ltd., A Shares	1,854,700	725,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
China-(continued)
China Energy Engineering Corp. Ltd., H Shares	3,934,000	$591,360
China Everbright Bank Co. Ltd., A Shares	4,326,500	1,998,326
China Everbright Bank Co. Ltd., H Shares	4,181,602	1,337,064
China Feihe Ltd.(c)	1,531,000	1,029,781
China Gas Holdings Ltd.	1,262,512	1,617,966
China Hongqiao Group Ltd.	1,814,408	1,777,449
China Life Insurance Co. Ltd., H Shares .	2,584,587	4,945,349
China Longyuan Power Group Corp. Ltd., H Shares	752,317	785,870
China Mengniu Dairy Co. Ltd.	610,828	2,455,015
China Merchants Bank Co. Ltd., A Shares	647,749	3,141,417
China Merchants Bank Co. Ltd., H Shares	1,738,609	8,338,785
China Minsheng Banking Corp. Ltd., A Shares	2,985,245	1,564,106
China Minsheng Banking Corp. Ltd., H Shares	7,680,539	2,817,864
China National Building Material Co. Ltd., H Shares	2,631,515	1,964,443
China Overseas Land & Investment Ltd.	2,735,794	6,914,502
China Pacific Insurance (Group) Co. Ltd., A Shares	304,700	1,372,606
China Pacific Insurance (Group) Co. Ltd., H Shares	1,671,883	4,973,117
China Petroleum & Chemical Corp., A Shares	2,553,000	2,472,595
China Petroleum & Chemical Corp., H Shares	27,520,068	17,984,681
China Power International Development Ltd.	2,998,199	1,134,365
China Railway Group Ltd., A Shares	2,128,100	2,853,562
China Railway Group Ltd., H Shares	6,078,900	4,661,840
China Resources Beer Holdings Co. Ltd.	150,000	1,153,199
China Resources Gas Group Ltd.	335,226	1,056,936
China Resources Land Ltd.	1,543,950	7,159,299
China Resources Pharmaceutical Group Ltd.(c)	1,415,500	1,402,896
China Resources Power Holdings Co. Ltd.	1,213,004	2,633,102
China Shenhua Energy Co. Ltd., A Shares	282,600	1,186,168
China Shenhua Energy Co. Ltd., H Shares	1,898,763	6,288,977
China State Construction Engineering Corp. Ltd., A Shares	4,485,222	4,253,328
China State Construction International Holdings Ltd.	874,000	1,083,328
China Taiping Insurance Holdings Co. Ltd.	966,000	1,105,069
China Tower Corp. Ltd., H Shares(c)	17,235,063	2,195,577
China United Network Communications Ltd., A Shares	1,681,200	1,320,073
China Vanke Co. Ltd., A Shares	735,100	1,606,393
China Vanke Co. Ltd., H Shares	2,069,330	3,221,342
China Yangtze Power Co. Ltd., A Shares	414,800	1,309,983

	Shares	Value
China-(continued)
Chongqing Rural Commercial Bank Co. Ltd., A Shares	448,700	$250,638
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,131,920	1,208,897
CIFI Holdings Group Co. Ltd.(d)	13,274,313	963,880
CITIC Ltd.	1,372,551	1,718,770
CITIC Securities Co. Ltd., A Shares	244,600	742,111
CITIC Securities Co. Ltd., H Shares	642,562	1,347,351
COSCO SHIPPING Holdings Co. Ltd., A Shares	519,280	832,713
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,842,929	2,131,721
Country Garden Holdings Co. Ltd.(b)	28,266,402	7,237,731
Country Garden Services Holdings Co. Ltd.	539,000	840,439
CRRC Corp. Ltd., A Shares	1,061,400	1,070,868
CRRC Corp. Ltd., H Shares	2,523,185	1,629,645
CSPC Pharmaceutical Group Ltd.	1,577,946	1,604,098
ENN Energy Holdings Ltd.	196,019	2,671,885
GCL Technology Holdings Ltd.(a)	7,179,000	1,792,487
Geely Automobile Holdings Ltd.	2,330,050	2,864,365
Greentown China Holdings Ltd.	904,751	1,083,410
Guangdong Investment Ltd.	1,114,000	1,064,345
Haier Smart Home Co. Ltd., A Shares	115,600	395,445
Haier Smart Home Co. Ltd., H Shares	615,907	1,996,819
Haitong Securities Co. Ltd., A Shares	389,700	521,422
Haitong Securities Co. Ltd., H Shares	1,946,440	1,289,378
Hengan International Group Co. Ltd.	314,872	1,403,906
Huaneng Power International, Inc., A Shares(a)	350,800	491,146
Huaneng Power International, Inc., H Shares(a)(b)	3,002,256	1,866,394
Huatai Securities Co. Ltd., A Shares	257,300	521,790
Huatai Securities Co. Ltd., H Shares(c)	835,732	1,077,416
Huaxia Bank Co. Ltd., A Shares	1,634,992	1,359,307
Industrial & Commercial Bank of China Ltd., A Shares	3,645,212	2,483,387
Industrial & Commercial Bank of China Ltd., H Shares	54,204,448	29,139,578
Industrial Bank Co. Ltd., A Shares	1,276,326	3,172,301
JD.com, Inc., A Shares	709,319	12,279,959
Jiangxi Copper Co. Ltd., A Shares	150,400	443,068
Jiangxi Copper Co. Ltd., H Shares	1,237,361	2,194,176
JinkoSolar Holding Co. Ltd., ADR(a)(b)	24,234	1,202,249
KE Holdings, Inc., ADR(a)(b)	98,598	1,547,003
Kuaishou Technology(a)(c)	154,500	1,009,675
Kweichow Moutai Co. Ltd., A Shares	6,100	1,550,067
Li Ning Co. Ltd.	137,000	974,719
Longfor Group Holdings Ltd.(c)	1,438,155	3,911,465
Lufax Holding Ltd., ADR	913,743	1,553,363
Meituan, B Shares(a)(c)	246,299	4,173,017
Metallurgical Corp. of China Ltd., A Shares	1,266,300	818,831
Metallurgical Corp. of China Ltd., H Shares	3,530,598	1,074,935
NetEase, Inc.	298,069	5,262,789
New China Life Insurance Co. Ltd., A Shares	119,400	669,538
New China Life Insurance Co. Ltd., H Shares	787,508	2,247,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
China-(continued)
New Oriental Education & Technology Group, Inc.(a)	295,501	$1,328,830
Nine Dragons Paper Holdings Ltd.	1,712,000	1,184,239
NIO, Inc., ADR(a)(b)	108,114	850,857
PDD Holdings, Inc., ADR(a)	11,503	783,929
People’s Insurance Co. (Group) of China Ltd. (The), A Shares	559,400	502,218
People’s Insurance Co. Group of China Ltd. (The), H Shares	6,174,826	2,422,765
PetroChina Co. Ltd., A Shares	1,743,100	1,985,084
PetroChina Co. Ltd., H Shares	20,663,893	14,293,805
PICC Property & Casualty Co. Ltd., H Shares	3,952,860	4,768,670
Ping An Bank Co. Ltd., A Shares	853,600	1,546,243
Ping An Insurance (Group) Co. of China Ltd., A Shares	530,644	3,967,460
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,222,112	30,496,408
Poly Developments and Holdings Group Co. Ltd., A Shares	574,800	1,154,047
Postal Savings Bank of China Co. Ltd., A Shares	1,134,300	902,109
Postal Savings Bank of China Co. Ltd., H Shares(b)(c)	7,251,558	4,711,263
Qifu Technology, Inc., ADR(b)	57,504	1,014,371
SAIC Motor Corp. Ltd., A Shares	911,956	1,858,610
Seazen Group Ltd.(a)	4,848,000	1,037,547
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	134,800	445,753
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	586,785	1,190,030
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,863,705	3,141,387
Shenzhou International Group Holdings Ltd.	135,060	1,287,818
Sino Biopharmaceutical Ltd.	2,487,553	1,375,302
Sinopharm Group Co. Ltd., H Shares	586,160	2,072,121
Sinotruk Hong Kong Ltd.	581,500	884,484
Sunny Optical Technology Group Co. Ltd.	112,882	1,184,198
TAL Education Group, ADR(a)	144,820	848,645
Tencent Holdings Ltd.	680,927	29,874,426
Tencent Music Entertainment Group, ADR(a)	131,062	971,169
Tingyi Cayman Islands Holding Corp.	930,000	1,620,709
Trip.com Group Ltd.(a)	108,338	3,792,568
Vipshop Holdings Ltd., ADR(a)	202,016	3,171,651
Weichai Power Co. Ltd., A Shares	281,200	467,571
Weichai Power Co. Ltd., H Shares	1,200,382	1,767,719
Wuxi Biologics Cayman, Inc.(a)(c)	171,500	1,014,812
Xiaomi Corp., B Shares(a)(c)	4,610,237	6,495,525
Xinyi Solar Holdings Ltd.	858,000	917,033
Yankuang Energy Group Co. Ltd., A Shares	42,100	208,975
Yankuang Energy Group Co. Ltd., H Shares	903,239	3,089,462
Yuexiu Property Co. Ltd.(b)	836,000	1,205,559
Yum China Holdings, Inc.	63,127	3,840,744
Zhongsheng Group Holdings Ltd.	269,318	1,145,903
Zijin Mining Group Co. Ltd., A Shares	283,200	524,444

	Shares	Value
China-(continued)
Zijin Mining Group Co. Ltd., H Shares	1,142,590	$1,924,233
ZTO Express (Cayman), Inc.	54,850	1,500,883

		520,365,547

India-10.93%
Axis Bank Ltd.	449,706	4,725,866
Bajaj Finance Ltd.	14,314	1,098,454
Bank of Baroda	572,960	1,314,494
Bharat Petroleum Corp. Ltd.	415,142	1,814,047
Bharti Airtel Ltd.	339,408	3,315,020
Bharti Airtel Ltd.	26,782	134,440
Coal India Ltd.	961,391	2,738,398
GAIL (India) Ltd.	1,631,843	2,139,599
Grasim Industries Ltd.	75,367	1,584,308
HCL Technologies Ltd.	120,318	1,564,470
Hero MotoCorp Ltd.	54,032	1,689,304
Hindalco Industries Ltd.	776,046	4,135,498
Hindustan Petroleum Corp. Ltd.	462,614	1,420,297
Hindustan Unilever Ltd.	85,760	2,575,119
Housing Development Finance Corp. Ltd.	309,386	10,493,293
ICICI Bank Ltd.	224,959	2,522,521
Indiabulls Housing Finance Ltd.(a)	856,805	1,127,068
Indian Oil Corp. Ltd.	1,736,928	1,727,669
Infosys Ltd.	518,768	7,941,305
ITC Ltd.	498,952	2,594,560
Jindal Steel & Power Ltd.	141,500	1,007,784
JSW Steel Ltd.	292,931	2,596,195
Larsen & Toubro Ltd.	147,548	4,262,933
Mahindra & Mahindra Ltd.	213,291	3,197,687
Maruti Suzuki India Ltd.	19,694	2,067,086
NTPC Ltd.	1,386,825	2,914,771
Oil & Natural Gas Corp. Ltd.	1,634,919	3,175,492
Power Finance Corp. Ltd.	1,025,421	2,128,874
Power Grid Corp. of India Ltd.	1,208,181	3,502,616
REC Ltd.	1,272,752	2,055,253
Reliance Industries Ltd.	678,094	20,056,228
Shriram Finance Ltd.	74,041	1,205,664
State Bank of India	659,913	4,663,309
Steel Authority of India Ltd.	1,462,427	1,479,649
Sun Pharmaceutical Industries Ltd.	120,651	1,456,090
Tata Consultancy Services Ltd.	132,476	5,211,301
Tata Motors Ltd.(a)	1,191,230	7,059,060
Tata Motors Ltd., Class A(a)	188,886	573,447
Tata Power Co. Ltd. (The)	449,389	1,104,304
Tata Steel Ltd.	5,202,323	6,862,372
Tech Mahindra Ltd.	153,562	1,920,926
UltraTech Cement Ltd.	14,311	1,321,380
UPL Ltd.	165,344	1,495,721
Vedanta Ltd.	919,527	3,138,827
Wipro Ltd.	218,206	1,026,554

		142,139,253

Indonesia-2.11%
PT Adaro Energy Indonesia Tbk	6,870,132	1,465,815
PT Astra International Tbk	5,892,764	2,711,395
PT Bank Central Asia Tbk	6,574,701	4,055,968
PT Bank Mandiri (Persero) Tbk	10,442,370	3,683,658
PT Bank Negara Indonesia (Persero) Tbk	2,790,264	1,792,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Indonesia-(continued)
PT Bank Rakyat Indonesia (Persero) Tbk	18,477,877	$6,423,802
PT GoTo Gojek Tokopedia Tbk(a)	187,207,500	1,327,170
PT Telkom Indonesia (Persero) Tbk	16,076,730	4,657,539
PT United Tractors Tbk	693,400	1,366,003

		27,484,004

Malaysia-0.74%
CIMB Group Holdings Bhd	2,326,400	2,639,073
Malayan Banking Bhd	1,114,500	2,163,786
Petronas Chemicals Group Bhd	789,200	1,252,670
Public Bank Bhd	2,579,500	2,249,581
Top Glove Corp. Bhd.(a)	5,961,800	1,309,845

		9,614,955

Mexico-3.54%
America Movil S.A.B. de C.V., Class B(a)(b)	10,633,636	11,430,024
Arca Continental S.A.B. de C.V.	132,882	1,260,386
Cemex S.A.B. de C.V., Series CPO(a)(b)(e)	9,504,195	5,690,188
Coca-Cola FEMSA S.A.B. de C.V., Series L	180,161	1,482,416
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(b)(f)	628,559	6,094,991
Grupo Bimbo S.A.B. de C.V., Series A	267,980	1,430,593
Grupo Financiero Banorte S.A.B. de C.V., Class O.	832,827	7,178,222
Grupo Mexico S.A.B. de C.V., Class B	949,700	4,654,525
Grupo Televisa S.A.B., Series CPO(g)	2,152,304	2,176,286
Wal-Mart de Mexico S.A.B. de C.V., Series V.	1,170,412	4,703,319

		46,100,950

Russia-0.00%
Aeroflot PJSC(a)(d)	1,684,800	0
Alrosa PJSC(a)(d)	1,976,600	0
Gazprom PJSC(d)	9,643,940	0
Inter RAO UES PJSC(d)	29,081,146	0
Lukoil PJSC(d)	261,775	0
Magnit PJSC(a)(d)	55,179	0
MMC Norilsk Nickel PJSC(d)	20,152	0
Mobile TeleSystems PJSC(d)	921,186	0
Moscow Exchange MICEX-RTS PJSC(a)(d)	550,555	0
Novatek PJSC(d)	298,686	0
Novolipetsk Steel PJSC(a)(d)	795,328	0
Rosneft Oil Co. PJSC(d)	1,054,960	0
Sberbank of Russia PJSC(a)(d)	7,562,894	0
Severstal PAO(a)(d)	147,196	0
Sistema PJSFC(a)(d)	3,408,447	0
Surgutneftegas PJSC(d)	3,493,738	0
Surgutneftegas PJSC, Preference Shares(d)	3,804,484	0
Tatneft PJSC(d)	753,855	0
Tatneft PJSC, Preference Shares(d)	74,068	0
VTB Bank PJSC(a)(d)	3,563,458,267	0

		0

Saudi Arabia-2.60%
Al Rajhi Bank	287,102	5,878,752

	Shares	Value
Saudi Arabia-(continued)
Alinma Bank	192,942	$1,628,127
Riyad Bank	144,347	1,154,560
SABIC Agri-Nutrients Co.	38,065	1,355,876
Saudi Arabian Mining Co.(a)	91,372	1,690,676
Saudi Arabian Oil Co.(c)	579,611	5,563,227
Saudi Basic Industries Corp.	238,784	5,876,173
Saudi National Bank (The)	453,052	5,906,696
Saudi Telecom Co.	401,653	4,818,936

		33,873,023

South Africa-4.29%
Absa Group Ltd.(b)	316,424	3,074,291
Anglo American Platinum Ltd.	26,866	1,591,690
Bid Corp. Ltd.	108,952	2,480,712
Bidvest Group Ltd. (The)	97,795	1,340,126
Capitec Bank Holdings Ltd.	14,606	1,272,467
Discovery Ltd.(a)	174,757	1,374,161
Exxaro Resources Ltd.(b)	116,021	1,217,209
FirstRand Ltd.	1,427,332	5,024,302
Foschini Group Ltd. (The)	190,202	984,832
Gold Fields Ltd.	250,523	3,892,039
Impala Platinum Holdings Ltd.(b)	258,172	2,509,742
Kumba Iron Ore Ltd.(b)	42,903	1,041,193
MTN Group Ltd.(b)	599,994	4,210,910
Naspers Ltd., Class N	16,448	2,933,765
Nedbank Group Ltd.(b)	165,194	1,906,840
Old Mutual Ltd.	1,589,388	1,010,115
Sanlam Ltd.(b)	575,608	1,776,526
Sasol Ltd.	287,619	3,730,887
Shoprite Holdings Ltd.(b)	180,332	2,198,948
Sibanye Stillwater Ltd.(b)	2,009,397	4,436,691
SPAR Group Ltd. (The)(b)	177,069	1,359,704
Standard Bank Group Ltd.	406,964	3,812,613
Vodacom Group Ltd.	190,931	1,307,734
Woolworths Holdings Ltd.	370,975	1,319,856

		55,807,353

Taiwan-15.40%
ASE Technology Holding Co. Ltd.	1,868,884	6,139,946
Asustek Computer, Inc.	300,706	2,763,258
AUO Corp.	5,018,244	2,774,991
Catcher Technology Co. Ltd.	335,000	1,972,351
Cathay Financial Holding Co. Ltd.	3,256,919	4,497,234
Chailease Holding Co. Ltd.	279,609	2,028,228
China Airlines Ltd.	1,487,000	919,021
China Development Financial Holding Corp.	3,838,000	1,635,449
China Steel Corp.	3,549,632	3,359,983
Chunghwa Telecom Co. Ltd.	1,302,039	5,378,839
Compal Electronics, Inc.	1,447,000	1,127,288
CTBC Financial Holding Co. Ltd.	4,526,663	3,327,725
Delta Electronics, Inc.	426,791	4,164,831
E.Sun Financial Holding Co. Ltd.	2,962,073	2,403,959
Eva Airways Corp.	1,043,000	910,939
Evergreen Marine Corp. Taiwan Ltd.	832,381	4,372,759
Far Eastern New Century Corp.	1,277,000	1,325,081
Far EasTone Telecommunications Co. Ltd.	557,000	1,429,529
First Financial Holding Co. Ltd.	1,856,466	1,636,504
Formosa Plastics Corp.	915,280	2,795,634
Fubon Financial Holding Co. Ltd.	1,745,568	3,350,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Taiwan-(continued)
Globalwafers Co. Ltd.	61,457	$961,562
Hon Hai Precision Industry Co. Ltd.	4,259,635	14,479,364
Innolux Corp.	5,093,705	2,220,237
Largan Precision Co. Ltd.	33,000	2,157,599
Lite-On Technology Corp.	897,313	2,145,320
MediaTek, Inc.	318,049	6,879,811
Mega Financial Holding Co. Ltd.	2,161,357	2,393,891
Micro-Star International Co. Ltd.	345,000	1,632,837
Nan Ya Plastics Corp.	1,007,940	2,557,350
Novatek Microelectronics Corp.	199,000	2,709,002
Pegatron Corp.	545,260	1,241,545
Pou Chen Corp.	1,130,000	1,167,033
President Chain Store Corp.	165,000	1,451,818
Quanta Computer, Inc.	835,000	2,333,138
Realtek Semiconductor Corp.	130,000	1,518,094
Shanghai Commercial & Savings Bank Ltd. (The)	639,000	965,489
Shin Kong Financial Holding Co. Ltd.	3,633,998	990,580
Sino-American Silicon Products, Inc.	228,000	1,093,925
SinoPac Financial Holdings Co. Ltd.	2,843,906	1,544,872
Synnex Technology International Corp.	522,000	1,051,047
Taishin Financial Holding Co. Ltd.	2,015,008	1,133,923
Taiwan Cement Corp.	2,992,136	3,766,631
Taiwan Cooperative Financial Holding Co. Ltd.	1,407,950	1,225,101
Taiwan Mobile Co. Ltd.	416,000	1,400,537
Taiwan Semiconductor Manufacturing Co. Ltd.	3,628,807	59,255,464
Unimicron Technology Corp.	261,000	1,231,032
Uni-President Enterprises Corp.	989,941	2,369,998
United Microelectronics Corp.	3,706,925	5,920,469
Walsin Lihwa Corp.	993,000	1,603,723
Wan Hai Lines Ltd.	435,000	919,737
Winbond Electronics Corp.	1,458,000	1,230,710
Wistron Corp.	1,552,875	2,348,823
Yageo Corp.	126,786	2,045,567
Yang Ming Marine Transport Corp.	1,463,136	3,003,135
Yuanta Financial Holding Co. Ltd.	2,196,404	1,614,662
Zhen Ding Technology Holding Ltd.	387,000	1,403,611

		200,281,223

Thailand-3.83%
Advanced Info Service PCL, NVDR	354,884	2,224,033
Bangchak Corp. PCL, NVDR	1,037,900	919,437
Bangkok Bank PCL, NVDR	449,249	2,065,513
Bangkok Dusit Medical Services PCL, NVDR.	1,323,449	1,133,637
Banpu PCL, NVDR	4,844,771	1,291,088
Charoen Pokphand Foods PCL, NVDR	3,836,690	2,280,835
CP ALL PCL, NVDR	1,720,532	3,262,448
Indorama Ventures PCL, NVDR	1,103,392	1,098,626
IRPC PCL, NVDR	12,240,313	845,952
Kasikornbank PCL, NVDR	1,034,238	3,785,921
Krung Thai Bank PCL, NVDR	4,434,031	2,337,288
Land & Houses PCL, NVDR	3,670,337	1,053,351
PTT Exploration & Production PCL, NVDR	547,523	2,373,040

	Shares	Value
Thailand-(continued)
PTT Global Chemical PCL, NVDR	1,871,557	$2,274,533
PTT PCL, NVDR	11,893,706	10,797,420
SCB X PCL, NVDR	1,350,918	4,094,590
Siam Cement PCL (The), NVDR	482,141	4,433,480
Thai Oil PCL, NVDR	944,303	1,285,895
TMBThanachart Bank PCL, NVDR	25,904,567	1,099,982
TMBThanachart Bank PCL, Wts., expiring 10/25/2025(a)	351,453	4,940
True Corp. PCL, NVDR	5,196,600	1,209,839

		49,871,848

Turkey-1.42%
Akbank T.A.S.	3,031,572	2,501,857
BIM Birlesik Magazalar A.S.	239,677	1,924,983
Eregli Demir ve Celik Fabrikalari TAS	838,490	1,428,795
Haci Omer Sabanci Holding A.S.	847,283	1,664,222
KOC Holding A.S.	644,513	2,507,033
Turk Hava Yollari AO(a)	319,869	2,101,950
Turkcell Iletisim Hizmetleri A.S.	941,058	1,601,636
Turkiye Is Bankasi A.S., Class C	2,808,729	1,564,076
Turkiye Petrol Rafinerileri A.S.	431,917	1,472,425
Yapi ve Kredi Bankasi A.S.	3,425,828	1,668,150

		18,435,127

United States-0.31%
JBS S.A.	1,133,422	4,055,339

Total Common Stocks & Other Equity Interests (Cost $1,312,977,990)		1,295,036,810

Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(h)(i) (Cost $3,952,866)	3,952,866	3,952,866

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $1,316,930,856)		1,298,989,676

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.94%
Invesco Private Government Fund, 4.83%(h)(i)(j)	10,719,775	10,719,775
Invesco Private Prime Fund, 4.99%(h)(i)(j)	27,565,135	27,565,135

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,286,024)		38,284,910

TOTAL INVESTMENTS IN SECURITIES-102.81% (Cost $1,355,216,880)		1,337,274,586
OTHER ASSETS LESS LIABILITIES-(2.81)%		(36,568,241)

NET ASSETS-100.00%		$1,300,706,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2023

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

NVDR-Non-Voting Depositary Receipt

Wts.-Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $34,131,366, which represented 2.62% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. Series CPO. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$8,531,729	$68,798,046	$(73,376,909)	$-	$-	$3,952,866	$152,750

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,383,737	28,120,875	(20,784,837)	-	-	10,719,775	113,714	*

Invesco Private Prime Fund	8,698,849	64,594,883	(45,729,618)	(882)	1,903	27,565,135	308,296	*

Total	$20,614,315	$161,513,804	$(139,891,364)	$(882)	$1,903	$42,237,776	$574,760

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Financials	31.30

Information Technology	12.55

Energy	12.06

Materials	11.22

Consumer Discretionary	8.64

Communication Services	7.57

Consumer Staples	4.64

Industrials	4.49

Real Estate	3.05

Utilities	3.05

Health Care	1.00

Money Market Funds Plus Other Assets Less Liabilities	0.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Global Clean Energy ETF (PBD)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Austria-1.07%
Verbund AG	23,965	$2,140,401

Belgium-1.06%
Elia Group S.A./N.V.	15,472	2,124,888

Canada-5.39%
Ballard Power Systems, Inc.(a)	364,503	1,609,801
Boralex, Inc., Class A	75,030	2,185,125
Canadian Solar, Inc.(a)	48,941	1,831,372
Innergex Renewable Energy, Inc.	187,395	1,920,512
Li-Cycle Holdings Corp.(a)(b)	351,706	1,670,604
NFI Group, Inc.(b)	268,525	1,566,049

		10,783,463

Chile-0.78%
Sociedad Quimica y Minera de Chile S.A., ADR	23,257	1,569,382

China-10.60%
BYD Co. Ltd., H Shares	70,365	2,115,459
China Datang Corp. Renewable Power Co. Ltd., H Shares(b)	5,733,363	2,220,337
Flat Glass Group Co. Ltd., H Shares	745,886	2,085,657
Ganfeng Lithium Group Co. Ltd., H Shares(b)(c)	280,848	1,840,741
JinkoSolar Holding Co. Ltd., ADR(a)(b)	36,253	1,798,511
NIO, Inc., ADR(a)(b)	220,154	1,732,612
Tianneng Power International Ltd.(b)	1,518,929	1,758,884
Xinyi Energy Holdings Ltd.	6,283,800	1,753,082
Xinyi Energy Holdings Ltd., Rts., expiring 05/23/2023(a)(d)	628,380	0
Xinyi Solar Holdings Ltd.	1,774,241	1,896,315
Xpeng, Inc., ADR(a)(b)	214,491	2,037,665
Yadea Group Holdings Ltd.(c)	847,045	1,976,823

		21,216,086

Denmark-4.13%
NKT A/S(a)(b)	40,968	2,149,344
Novozymes A/S, Class B	41,028	2,135,476
Orsted A/S(c)	23,184	2,083,067
Vestas Wind Systems A/S(a)	68,787	1,899,786

		8,267,673

France-4.24%
McPhy Energy S.A.(a)(b)	142,559	1,935,837
Neoen S.A.(c)	85,147	2,556,863
Nexans S.A.	20,401	1,753,393
SPIE S.A.(b)	71,496	2,232,185

		8,478,278

Germany-5.79%
Encavis AG	107,132	1,853,941
Nordex SE(a)	131,022	1,573,774
PNE AG	117,879	1,928,651
SMA Solar Technology AG(a)	26,087	2,816,645
VERBIO Vereinigte BioEnergie AG(b)	39,824	1,483,403
Wacker Chemie AG	12,566	1,941,507

		11,597,921

Ireland-1.04%
Kingspan Group PLC.	30,100	2,083,546

	Shares	Value
Israel-2.09%
Energix-Renewable Energies Ltd.	722,109	$2,126,741
Enlight Renewable Energy Ltd.(a)	125,611	2,058,029

		4,184,770

Italy-2.21%
Prysmian S.p.A.	51,829	2,121,117
Terna Rete Elettrica Nazionale S.p.A.	266,167	2,309,648

		4,430,765

Japan-3.81%
GS Yuasa Corp.	112,598	1,966,424
RENOVA, Inc.(a)	131,590	1,853,557
Takaoka Toko Co. Ltd.(b)	119,444	1,786,857
West Holdings Corp.	84,670	2,008,476

		7,615,314

Netherlands-2.15%
Alfen N.V.(a)(b)(c)	25,398	2,053,605
Fugro N.V.(a)	158,893	2,250,612

		4,304,217

New Zealand-0.97%
Mercury NZ Ltd.	496,547	1,944,429

Norway-0.92%
NEL ASA(a)(b)	1,349,590	1,843,661

South Africa-0.98%
Scatec ASA(c)	302,845	1,968,715

South Korea-7.39%
CS Wind Corp.(b)	37,667	2,122,005
Doosan Fuel Cell Co. Ltd.(a)(b)	75,766	1,692,621
Ecopro BM Co. Ltd.(b)	16,486	3,288,824
Iljin Hysolus Co. Ltd.(a)	83,188	1,842,890
L&F Co. Ltd.	10,510	2,080,955
Lotte Energy Materials Corp.	41,138	1,850,349
Samsung SDI Co. Ltd.	3,709	1,914,913

		14,792,557

Spain-5.70%
Acciona S.A.	10,667	1,978,430
Corp.ACCIONA Energias Renovables S.A.(b)	53,949	1,939,264
EDP Renovaveis S.A.(b)	92,590	2,060,742
Grenergy Renovables S.A.(a)	64,724	1,899,282
Solaria Energia y Medio Ambiente S.A.(a)	107,652	1,700,712
Soltec Power Holdings S.A.(a)	319,671	1,829,874

		11,408,304

Sweden-2.90%
Nibe Industrier AB, Class B(b)	196,568	2,194,256
OX2 AB(a)(b)	294,990	2,277,726
PowerCell Sweden AB(a)(b)	158,216	1,338,256

		5,810,238

Switzerland-2.10%
Landis+Gyr Group AG(a)(b)	26,056	2,154,622
Meyer Burger Technology AG(a)(b)	3,150,223	2,040,451

		4,195,073

Taiwan-4.66%
Motech Industries, Inc.	2,132,684	2,618,812
Sino-American Silicon Products, Inc.	387,000	1,856,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Taiwan-(continued)
Teco Electric and Machinery Co. Ltd.	1,991,000	$2,859,320
United Renewable Energy Co. Ltd.(a)	2,947,141	1,989,206

		9,324,133

United Kingdom-2.54%
Ceres Power Holdings PLC(a)(b)	392,225	1,722,501
ITM Power PLC(a)(b)	1,726,147	1,696,190
Subsea 7 S.A.	145,594	1,656,659

		5,075,350

United States-27.46%
Ameresco, Inc., Class A(a)(b)	45,235	1,881,776
Array Technologies, Inc.(a)	106,108	2,169,909
Bloom Energy Corp., Class A(a)(b)	92,306	1,536,895
Brookfield Renewable Corp., Class A	69,390	2,318,320
ChargePoint Holdings, Inc.(a)(b)	177,727	1,540,893
Enphase Energy, Inc.(a)	9,459	1,553,168
EVgo, Inc.(a)(b)	334,649	2,004,548
First Solar, Inc.(a)	10,096	1,843,328
Fisker, Inc.(a)(b)	270,068	1,739,238
FuelCell Energy, Inc.(a)(b)	610,124	1,147,033
Gevo, Inc.(a)(b)	1,070,163	1,241,389
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	64,493	1,830,311
Hubbell, Inc.	8,020	2,159,946
Itron, Inc.(a)	35,245	1,882,083
Livent Corp.(a)(b)	85,522	1,868,656
Lucid Group, Inc.(a)(b)	234,608	1,862,788
Ormat Technologies, Inc.(b)	23,151	1,986,587
Plug Power, Inc.(a)(b)	150,128	1,355,656
Proterra, Inc.(a)(b)	482,218	564,195
QuantumScape Corp.(a)(b)	225,361	1,577,527
REC Silicon ASA(a)(b)	1,231,749	1,842,249
Rivian Automotive, Inc., Class A(a)(b)	127,303	1,632,024

	Shares	Value
United States-(continued)
Shoals Technologies Group, Inc., Class A(a)(b) .	81,782	$1,708,426
Signify N.V.	56,912	1,898,120
SolarEdge Technologies, Inc.(a)	6,187	1,767,193
Stem, Inc.(a)(b)	244,049	1,032,327
Sunnova Energy International, Inc.(a)(b)	115,676	2,077,541
SunPower Corp.(a)(b)	132,618	1,753,210
Sunrun, Inc.(a)(b)	84,511	1,778,111
TPI Composites, Inc.(a)(b)	173,565	2,145,263
Universal Display Corp.	14,400	1,921,824
Wolfspeed, Inc.(a)(b)	28,761	1,338,825

		54,959,359

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $242,617,223)		200,118,523

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.08%
Invesco Private Government Fund, 4.83%(e)(f)(g)	17,986,389	17,986,389
Invesco Private Prime Fund, 4.99%(e)(f)(g)	46,236,443	46,236,443

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,228,559)		64,222,832

TOTAL INVESTMENTS IN SECURITIES-132.06% (Cost $306,845,782)		264,341,355
OTHER ASSETS LESS LIABILITIES-(32.06)%		(64,175,186)

NET ASSETS-100.00%		$200,166,169

Investment Abbreviations:

ADR-American Depositary Receipt

Rts.-Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $12,479,814, which represented 6.23% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$5,371,444	$(5,371,444)	$-	$-	$-	$1,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$19,922,611	$41,850,862	$(43,787,084)	$-	$-	$17,986,389	$399,088	*

Invesco Private Prime Fund	51,352,081	88,787,121	(93,906,089)	(4,812)	8,142	46,236,443	1,089,619	*

Total	$71,274,692	$136,009,427	$(143,064,617)	$(4,812)	$8,142	$64,222,832	$1,490,455

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Electrical Components & Equipment	20.31

Renewable Electricity	18.23

Heavy Electrical Equipment	8.40

Semiconductor Materials & Equipment	7.93

Semiconductors	6.67

Electric Utilities	6.28

Automobile Manufacturers	5.56

Specialty Chemicals	3.89

Construction & Engineering	3.20

Sub-Industry Types Each Less Than 3%	19.51

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Global Water ETF (PIO)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Brazil-3.67%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,117,741	$10,306,404

Canada-1.45%
Stantec, Inc.	68,115	4,090,014

China-1.50%
Beijing Enterprises Water Group Ltd.	3,758,859	952,895
China Water Affairs Group Ltd.	931,435	745,157
Guangdong Investment Ltd.	2,650,821	2,532,664

		4,230,716

France-4.16%
Veolia Environnement S.A.	369,032	11,688,632

India-0.03%
VA Tech Wabag Ltd.(a)	14,824	70,700

Italy-1.21%
ACEA S.p.A.	29,173	428,353
Hera S.p.A.	953,669	2,973,250

		3,401,603

Japan-7.38%
Ebara Corp.	124,911	5,421,540
Ebara Jitsugyo Co. Ltd.	7,613	166,612
Kurita Water Industries Ltd.	84,405	3,514,680
METAWATER Co. Ltd.(b)	52,317	686,213
Miura Co. Ltd.	78,657	2,085,351
Nomura Micro Science Co. Ltd.	18,518	569,826
Organo Corp.	73,145	1,756,576
Torishima Pump Manufacturing Co. Ltd.	17,922	207,301
TOTO Ltd.	186,132	6,349,525

		20,757,624

Netherlands-1.46%
Aalberts N.V.	60,100	2,772,120
Arcadis N.V.	31,915	1,319,872

		4,091,992

South Korea-0.91%
Coway Co. Ltd.	70,134	2,570,287

Spain-1.93%
Acciona S.A.(b)	29,216	5,418,750

Switzerland-7.27%
Belimo Holding AG	5,458	2,635,637
Geberit AG(b)	31,293	17,818,428

		20,454,065

United Kingdom-13.97%
Genuit Group PLC	177,196	669,267
Halma PLC	286,229	8,303,297

	Shares	Value
United Kingdom-(continued)
Pennon Group PLC	348,636	$3,768,529
Severn Trent PLC	268,038	9,877,828
Spirax-Sarco Engineering PLC	53,466	7,452,644
United Utilities Group PLC	677,408	9,212,526

		39,284,091

United States-55.06%
A.O. Smith Corp.	98,658	6,737,355
American Water Works Co., Inc.	78,924	11,700,483
Danaher Corp.	89,519	21,207,946
Ecolab, Inc.	69,520	11,668,237
Essential Utilities, Inc.	105,717	4,514,116
Ferguson PLC	153,229	21,560,866
IDEX Corp.	37,082	7,650,758
Pentair PLC	371,882	21,598,907
Roper Technologies, Inc.	51,508	23,424,808
Tetra Tech, Inc.	26,079	3,608,551
Waters Corp.(a)(b)	33,220	9,977,959
Xylem, Inc.(b)	107,933	11,207,763

		154,857,749

Total Common Stocks & Other Equity Interests (Cost $240,023,780)		281,222,627

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)(d) (Cost $381,995)	381,995	381,995

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $240,405,775)		281,604,622

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.37%
Invesco Private Government Fund, 4.83%(c)(d)(e)	5,805,657	5,805,657
Invesco Private Prime Fund, 4.99%(c)(d)(e)	14,928,833	14,928,833

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,734,721)		20,734,490

TOTAL INVESTMENTS IN SECURITIES-107.51% (Cost $261,140,496)		302,339,112
OTHER ASSETS LESS LIABILITIES-(7.51)%		(21,110,747)

NET ASSETS-100.00%		$281,228,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Global Water ETF (PIO)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,393,656	$(1,011,661)	$-	$-	$381,995	$1,706

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	875,923	29,257,699	(24,327,965)	-	-	5,805,657	78,011	*

Invesco Private Prime Fund	2,251,823	59,441,070	(46,760,298)	(236)	(3,526)	14,928,833	206,154	*

Total	$3,127,746	$90,092,425	$(72,099,924)	$(236)	$(3,526)	$21,116,485	$285,871

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Industrials	46.18

Utilities	26.38

Information Technology	11.28

Health Care	11.09

Materials	4.15

Consumer Discretionary	0.92

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco International BuyBack AchieversTM ETF (IPKW)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.37%
Australia-1.87%
Boral Ltd.(a)(b)	131,361	$357,657
FleetPartners Group Ltd.(a)	118,276	163,360
Orora Ltd.	455,090	1,031,560

		1,552,577

Brazil-4.50%
Vale S.A.	257,640	3,728,502

Canada-21.44%
Artis REIT	46,935	243,620
Canaccord Genuity Group, Inc.	59,272	472,411
CGI, Inc., Class A(a)	21,195	2,148,879
CI Financial Corp.	98,800	971,756
Dollarama, Inc.	34,179	2,114,799
Dream Office REIT(b)	15,611	153,428
Element Fleet Management Corp.	155,530	2,031,993
Fairfax Financial Holdings Ltd.	3,072	2,144,488
Imperial Oil Ltd.	40,167	2,045,221
Interfor Corp.(a)	30,630	480,125
Real Matters, Inc.(a)(b)	38,102	142,710
Stelco Holdings, Inc.	20,024	698,913
Suncor Energy, Inc.	131,586	4,115,519

		17,763,862

Colombia-1.57%
Parex Resources, Inc.	64,232	1,302,826

Denmark-2.43%
Jyske Bank A/S(a)	27,554	2,012,483

Finland-0.37%
Citycon OYJ(b)	40,015	302,609

France-2.53%
Carrefour S.A.	100,781	2,098,406

Germany-2.49%
Scout24 SE(c)	33,046	2,061,277

Hong Kong-2.29%
WH Group Ltd.	3,421,542	1,900,397

Ireland-0.37%
Glenveagh Properties PLC(a)(c)	294,408	307,475

Japan-29.90%
Dai-ichi Life Holdings, Inc.	222,979	4,117,656
Fukuyama Transporting Co. Ltd.	13,124	348,907
Gree, Inc.	21,113	108,848
GungHo Online Entertainment, Inc.	23,138	442,998
Hazama Ando Corp.(b)	57,280	376,917
Hogy Medical Co. Ltd.	9,352	233,517
Inabata & Co. Ltd.	13,670	277,386
Inpex Corp.	194,377	2,102,723
JAFCO Group Co. Ltd.	15,745	200,043
Japan Post Holdings Co. Ltd.	504,314	4,140,734
Japan Post Insurance Co. Ltd.	65,722	1,061,379
K’s Holdings Corp.	60,172	532,496
Marui Group Co. Ltd.	66,056	1,047,853
Mebuki Financial Group, Inc.	344,515	877,955
Megachips Corp.(a)	5,491	129,447
Mitsubishi Shokuhin Co. Ltd.	6,884	176,947
Morinaga Milk Industry Co. Ltd.(b)	15,148	569,587

	Shares	Value
Japan-(continued)
Nishimatsu Construction Co. Ltd.(b)	16,355	$428,798
Nitto Kogyo Corp.	9,596	189,150
Ricoh Co. Ltd.	158,214	1,302,522
Sega Sammy Holdings, Inc.	60,279	1,122,664
SoftBank Group Corp.	104,788	3,920,171
Starts Corp., Inc.	12,136	227,987
Sumitomo Osaka Cement Co. Ltd.(b)	9,658	270,238
Suruga Bank Ltd.	73,428	277,178
Tokushu Tokai Paper Co. Ltd.(b)	4,085	88,681
Yamazen Corp.	25,406	196,098

		24,768,880

Luxembourg-4.62%
ArcelorMittal S.A.	134,736	3,824,325

Netherlands-2.61%
Akzo Nobel N.V.	26,084	2,163,787

Poland-0.45%
Cyfrowy Polsat S.A.(b)	87,671	368,474

South Korea-0.00%
Meritz Financial Group, Inc.(a)	20	686

Switzerland-1.14%
Forbo Holding AG	637	940,417

Turkey-0.99%
Arcelik A.S	164,962	821,491

United Kingdom-11.69%
Balanced Commercial Property Trust Ltd.	392,658	406,671
Firstgroup PLC	334,251	472,215
NatWest Group PLC.	1,251,728	4,122,042
Pennon Group PLC	155,587	1,681,794
Quilter PLC(b)(c)	710,633	760,109
Victoria PLC(a)(b)	36,292	237,657
WPP PLC	172,103	2,005,686

		9,686,174

United States-8.11%
JBS S.A.	501,800	1,795,421
RHI Magnesita N.V.	14,838	421,488
Roche Holding AG	14,283	4,498,892

		6,715,801

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.37% (Cost $84,855,382)		82,320,449

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.27%
Invesco Private Government Fund, 4.83%(d)(e)(f)	758,174	758,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco International BuyBack AchieversTM ETF (IPKW)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(d)(e)(f)	1,949,590	$1,949,590

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,708,025)		2,707,764

TOTAL INVESTMENTS IN SECURITIES-102.64% (Cost $87,563,407)		85,028,213
OTHER ASSETS LESS LIABILITIES-(2.64)%		(2,187,199)

NET ASSETS-100.00%		$82,841,014

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $3,128,861, which represented 3.78% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$798,649	$(798,649)	$-	$-	$-	$239

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,081,717	14,118,222	(14,441,765)	-	-	758,174	35,503	*

Invesco Private Prime Fund	2,768,002	28,069,700	(28,886,792)	(299)	(1,021)	1,949,590	95,296	*

Total	$3,849,719	$42,986,571	$(44,127,206)	$(299)	$(1,021)	$2,707,764	$131,038

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco International BuyBack AchieversTM ETF (IPKW)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Financials	29.46

Materials	15.77

Energy	11.55

Communication Services	10.75

Consumer Staples	7.90

Consumer Discretionary	6.20

Health Care	5.71

Information Technology	4.32

Industrials	3.90

Sector Types Each Less Than 3%	3.81

Money Market Funds Plus Other Assets

Less Liabilities	0.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco MSCI Global Timber ETF (CUT)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.23%
Austria-3.84%
Mondi PLC	143,431	$2,280,524

Brazil-4.64%
Dexco S.A.	111,995	131,855
Klabin S.A.	226,934	867,755
Suzano S.A.	220,353	1,753,010

		2,752,620

Canada-4.30%
Canfor Corp.(a)	18,349	275,445
Cascades, Inc.	20,562	167,370
Interfor Corp.(a)	15,372	240,956
Stella-Jones, Inc.	16,205	633,480
West Fraser Timber Co. Ltd.	17,109	1,236,218

		2,553,469

Chile-0.88%
Empresas CMPC S.A.	331,795	523,196

China-1.14%
Lee & Man Paper Manufacturing Ltd.	381,042	161,641
Nine Dragons Paper Holdings Ltd.	483,716	334,600
Shandong Chenming Paper Holdings Ltd., B Shares(a)	161,600	45,290
Shandong Sun Paper Industry JSC Ltd., A Shares	48,600	79,899
ShenZhen YUTO Packaging Technology Co. Ltd., A Shares	15,300	55,938

		677,368

Finland-10.51%
Huhtamaki OYJ(b)	28,405	1,023,562
Metsa Board OYJ(b)	53,313	384,634
Stora Enso OYJ, Class R	162,687	2,065,474
UPM-Kymmene OYJ(b)	86,700	2,766,216

		6,239,886

Germany-0.22%
Mercer International, Inc.(b)	13,260	129,020

Indonesia-1.05%
PT Indah Kiat Pulp & Paper Corp. Tbk	810,438	429,526
PT Pabrik Kertas Tjiwi Kimia Tbk	421,558	194,687

		624,213

Ireland-4.53%
Smurfit Kappa Group PLC	72,664	2,690,615

Japan-3.49%
Daiken Corp.	3,506	60,045
Daio Paper Corp.(b)	24,913	201,258
Hokuetsu Corp.(b)	36,215	238,304
Nippon Paper Industries Co. Ltd.(a)	29,255	233,757
Oji Holdings Corp.	237,985	931,561
Rengo Co. Ltd.	53,241	346,038
Tokushu Tokai Paper Co. Ltd.(b)	2,665	57,854

		2,068,817

Norway-0.30%
Elopak ASA(b)	34,983	78,368
Norske Skog ASA(a)(c)	22,756	100,678

		179,046

	Shares	Value
Portugal-0.69%
Altri SGPS S.A.(b)	21,115	$109,328
Navigator Co. S.A. (The)	62,350	229,219
Semapa-Sociedade de Investimento e Gestao	4,859	73,599

		412,146

Russia-0.00%
Segezha Group PJSC(c)(d)	1,310,077	0

Saudi Arabia-0.16%
Middle East Paper Co.	10,676	92,223

South Africa-0.65%
Sappi Ltd	168,551	383,218

South Korea-0.10%
Dongwha Enterprise Co. Ltd.(a)	1,568	57,875

Spain-0.37%
Ence Energia y Celulosa S.A.(b)	41,044	161,041
Miquel y Costas & Miquel S.A.	4,364	58,681

		219,722

Sweden-6.96%
Billerud AB(b)	65,841	631,370
Holmen AB, Class B(b)	27,779	1,048,898
Svenska Cellulosa AB S.C.A., Class B(b)	178,787	2,448,086

		4,128,354

Switzerland-4.05%
SIG Group AG(a)(b)	89,697	2,402,535

Taiwan-1.40%
Cheng Loong Corp.	215,000	218,899
Chung Hwa Pulp Corp.	123,000	98,024
Longchen Paper & Packaging Co. Ltd.	224,000	125,325
Shihlin Paper Corp.(a)	46,000	65,014
YFY, Inc.	324,000	324,606

		831,868

Thailand-0.87%
Polyplex Thailand PCL, NVDR	65,713	31,368
SCG Packaging PCL, NVDR	377,437	486,338

		517,706

United Kingdom-2.65%
DS Smith PLC	403,962	1,574,503

United States-46.43%
Amcor PLC	276,554	3,033,797
Avery Dennison Corp.	17,368	3,030,369
Clearwater Paper Corp.(a)(b)	5,110	184,471
Graphic Packaging Holding Co.(b)	90,400	2,229,264
International Paper Co.	81,869	2,710,683
Louisiana-Pacific Corp.(b)	21,258	1,269,953
Packaging Corp. of America(b)	22,331	3,020,491
Pactiv Evergreen, Inc.	13,206	104,327
PotlatchDeltic Corp.(b)	23,562	1,089,271
Ranpak Holdings Corp.(a)(b)	13,187	53,803
Rayonier, Inc.(b)	42,777	1,341,487
Resolute Forest Products, Inc.(a)(d)	13,637	19,364
Sealed Air Corp.	42,634	2,046,006
Sonoco Products Co.	28,695	1,739,491
Sylvamo Corp.	11,804	540,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
United States-(continued)
WestRock Co.	74,943	$2,243,044
Weyerhaeuser Co.	96,813	2,895,677

		27,552,357

Total Common Stocks & Other Equity Interests (Cost $57,634,074)		58,891,281

Exchange-Traded Funds-0.63%
India-0.63%
Invesco India ETF(e) (Cost $435,021)	17,265	370,445

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $58,069,095)		59,261,726

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.21%
Invesco Private Government Fund, 4.83%(e)(f)(g)	4,189,868	$4,189,868
Invesco Private Prime Fund, 4.99%(e)(f)(g)	10,773,947	10,773,947

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,963,975)		14,963,815

TOTAL INVESTMENTS IN SECURITIES-125.07% (Cost $73,033,070)		74,225,541
OTHER ASSETS LESS LIABILITIES-(25.07)%		(14,877,182)

NET ASSETS-100.00%		$59,348,359

Investment Abbreviations:

ETF-Exchange-Traded Fund

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $100,678, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value April 30, 2023	Dividend Income

Invesco India ETF	$384,979	$49,423	$(16,888)	$(46,059)	$46,501		$370,445	$-

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	67,536	2,195,631	(2,263,167)	-	-		-	820

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,110,750	13,545,108	(10,465,990)	-	-		4,189,868	45,078	*

Invesco Private Prime Fund	2,855,522	32,243,851	(24,323,594)	(172)	(1,660)		10,773,947	121,121	*

Total	$4,418,787	$48,034,013	$(37,069,639)	$(46,231)	$44,841	**	$15,334,260	$167,019

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$47,511

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Materials	90.26

Real Estate	8.97

Exchange-Traded Fund	0.63

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco MSCI Green Building ETF (GBLD)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-98.96%
Australia-2.84%
Centuria Office REIT	9,935	$9,356
Cromwell Property Group	36,410	13,715
Growthpoint Properties Australia Ltd.	6,559	14,087
Vicinity Ltd.	95,345	132,319

		169,477

Austria-0.49%
CA Immobilien Anlagen AG(a)	1,008	29,267

Canada-1.52%
First Capital REIT	2,702	31,696
RioCan REIT	3,819	59,074

		90,770

China-0.26%
Guangzhou R&F Properties Co. Ltd., H Shares(a)	38,476	7,597
SOHO China Ltd.(a)	47,538	7,933

		15,530

Finland-0.27%
Citycon OYJ(b)	2,099	15,873

France-8.91%
Carmila S.A.	1,466	24,827
Covivio S.A.(b)	1,186	67,431
Gecina S.A.	1,147	127,769
Klepierre S.A.	5,337	135,282
Mercialys S.A.	1,948	19,613
Unibail-Rodamco-Westfield(a)(b)	2,914	156,156

		531,078

Germany-0.13%
Deutsche EuroShop AG	335	7,563

Hong Kong-12.55%
Champion REIT	69,220	28,835
Henderson Land Development Co. Ltd.	35,214	125,157
Sun Hung Kai Properties Ltd.	36,101	501,282
Swire Properties Ltd.	28,517	76,470
Yuexiu REIT	59,978	15,740

		747,484

Israel-0.05%
Property & Building Corp. Ltd.(a)	62	2,813

Japan-24.73%
Activia Properties, Inc.	17	49,440
Advance Logistics Investment Corp.	17	17,217
AEON REIT Investment Corp.	41	46,942
CRE Logistics REIT, Inc.	15	20,633
Daiwa House REIT Investment Corp.	54	114,809
Daiwa Office Investment Corp.	8	34,723
Frontier Real Estate Investment Corp.	12	43,315
Fukuoka REIT Corp.	17	20,400
Global One Real Estate Investment Corp.	25	19,333
Hulic Reit, Inc.	33	37,977
Isetan Mitsukoshi Holdings Ltd.	8,126	89,278
Japan Excellent, Inc.	31	26,500
Japan Metropolitan Fund Investment Corp.	173	126,416
Japan Real Estate Investment Corp.	31	122,711
LaSalle Logiport REIT	44	52,219
Mitsubishi Estate Logistics REIT Investment Corp.	12	36,794

	Shares	Value
Japan-(continued)
Mori Hills REIT Investment Corp.	39	$44,022
Nippon Building Fund, Inc.	38	159,072
Nippon Prologis REIT, Inc.	52	118,195
Nomura Real Estate Master Fund, Inc.	105	122,686
One REIT, Inc.	7	12,364
ORIX JREIT, Inc.	64	82,629
Sekisui House REIT, Inc.	104	58,887
SOSiLA Logistics REIT, Inc.	17	16,880

		1,473,442

Netherlands-0.64%
Eurocommercial Properties N.V.	1,066	25,585
Wereldhave N.V.	804	12,347

		37,932

Singapore-13.60%
CapitaLand Ascendas REIT	83,529	179,060
CapitaLand India Trust	27,031	22,084
CapitaLand Integrated Commercial Trust	131,137	199,534
City Developments Ltd.	9,728	50,676
Digital Core REIT Management Pte Ltd.	18,564	8,075
Frasers Centrepoint Trust	26,625	44,104
Frasers Logistics & Commercial Trust(c)	73,289	74,160
Keppel REIT.	47,228	30,797
Lendlease Global Commercial REIT	46,428	24,360
Manulife US REIT(c)	39,305	7,036
Mapletree Pan Asia Commercial Trust	58,143	76,702
OUE Commercial REIT	56,665	13,804
Prime US REIT(c)	15,883	4,129
Starhill Global REIT	40,687	16,011
Suntec REIT	59,083	59,785

		810,317

Spain-2.23%
Inmobiliaria Colonial SOCIMI S.A.	7,254	46,409
Lar Espana Real Estate SOCIMI S.A.	1,518	8,597
Merlin Properties SOCIMI S.A.	8,160	72,159
Neinor Homes S.A.(a)(c)	559	5,659

		132,824

Sweden-1.38%
Atrium Ljungberg AB, Class B	1,050	19,501
Fabege AB(b)	6,397	51,202
Platzer Fastigheter Holding AB, Class B	1,375	11,569

		82,272

United Kingdom-5.34%
Berkeley Group Holdings PLC	2,657	148,511
Crest Nicholson Holdings PLC	5,796	19,597
Land Securities Group PLC	17,680	149,821

		317,929

United States-24.02%
Alexandria Real Estate Equities, Inc.	3,865	479,956
Boston Properties, Inc.	3,700	197,432
Brandywine Realty Trust	4,154	16,325
Cousins Properties, Inc.(b)	3,744	81,657
Douglas Emmett, Inc.(b)	4,319	55,629
Empire State Realty Trust, Inc., Class A(b)	3,330	20,346
Equity Commonwealth(b)	2,897	60,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco MSCI Green Building ETF (GBLD)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
United States-(continued)
Highwoods Properties, Inc.(b)	2,635	$60,394
Hudson Pacific Properties, Inc.(b)	3,375	18,765
JBG SMITH Properties, (Acquired 04/20/2021 -02/28/2023; Cost $71,848)(b)(d)	2,582	36,845
KB Home	1,819	79,708
Kilroy Realty Corp.	2,605	76,170
Meritage Homes Corp.	885	113,324
Paramount Group, Inc.	4,257	18,433
Piedmont Office Realty Trust, Inc., Class A(b)	3,023	19,680
SL Green Realty Corp.	1,543	36,523
Vornado Realty Trust(b)	3,973	59,635

		1,430,848

Total Common Stocks & Other Equity Interests (Cost $7,525,269)		5,895,419

Exchange-Traded Funds-0.76%
India-0.76%
Invesco India ETF(e) (Cost $52,109)	2,124	45,573

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $7,577,378)		5,940,992

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.03%
Invesco Private Government Fund, 4.83%(e)(f)(g)	167,224	$167,224
Invesco Private Prime Fund, 4.99%(e)(f)(g)	430,005	430,005

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $597,230)		597,229

TOTAL INVESTMENTS IN SECURITIES-109.75% (Cost $8,174,608)		6,538,221
OTHER ASSETS LESS LIABILITIES-(9.75)%		(580,580)

NET ASSETS-100.00%		$5,957,641

Investment Abbreviations:

ETF-Exchange-Traded Fund

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $90,984, which represented 1.53% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at April 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Invesco India ETF	$-	$52,109	$-	$(6,536)	$4,678	$45,573	$-

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	32,365	263,385	(295,750)	-	-	-	161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco MSCI Green Building ETF (GBLD)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value April 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$32,360	$884,167	$(749,303)	$-	$-		$167,224	$2,615	*
Invesco Private Prime Fund	83,181	1,865,005	(1,518,156)	(4)	(21)		430,005	7,106	*

Total	$147,906	$3,064,666	$(2,563,209)	$(6,540)	$4,657	**	$642,802	$9,882

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$4,678

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Real Estate	91.30

Consumer Discretionary	7.66

Exchange-Traded Fund	0.76

Money Market Funds Plus Other Assets Less Liabilities	0.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P Global Water Index ETF (CGW)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Austria-1.36%
Wienerberger AG	440,981	$13,290,816

Brazil-1.98%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2,086,363	19,298,858

Canada-4.09%
Stantec, Inc.	665,248	39,945,290

China-1.08%
Beijing Enterprises Water Group Ltd.	28,213,604	7,152,330
China Lesso Group Holdings Ltd.	3,918,507	3,374,451

		10,526,781

France-3.96%
Veolia Environnement S.A.	1,221,416	38,686,841

Italy-1.87%
Interpump Group S.p.A.(a)	326,590	18,200,837

Japan-3.45%
Ebara Corp.	312,573	13,566,676
Kurita Water Industries Ltd.	421,921	17,569,068
Organo Corp.	106,145	2,549,070

		33,684,814

Netherlands-1.79%
Aalberts N.V.	379,697	17,513,572

South Korea-0.82%
Coway Co. Ltd.	218,454	8,005,954

Switzerland-9.15%
Belimo Holding AG	38,836	18,753,680
Geberit AG(a)	72,389	41,218,746
Georg Fischer AG	323,714	23,549,780
Sulzer AG(a)	68,965	5,772,589

		89,294,795

United Kingdom-13.40%
Pennon Group PLC	1,593,030	17,219,619
Severn Trent PLC(a)	1,546,542	56,993,695
United Utilities Group PLC(a)	4,162,804	56,612,764

		130,826,078

United States-56.96%
Advanced Drainage Systems, Inc.(a)	246,876	21,162,211
American States Water Co.	225,649	20,026,349
American Water Works Co., Inc.	519,717	77,048,045
Badger Meter, Inc.	115,523	15,287,159

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
United States-(continued)
California Water Service Group	334,692	$18,769,527
Core & Main, Inc., Class A(a)(b)	292,585	7,624,765
Ecolab, Inc.	238,621	40,050,149
Energy Recovery, Inc.(a)(b)	221,008	4,979,310
Essential Utilities, Inc.	1,327,638	56,690,143
Evoqua Water Technologies Corp.(b)	482,249	23,847,213
Franklin Electric Co., Inc.	153,565	13,739,460
Lindsay Corp.(a)	43,447	5,245,791
Middlesex Water Co.(a)	107,683	7,858,705
Montrose Environmental Group, Inc.(a)(b)	166,877	5,083,073
Mueller Water Products, Inc., Class A	616,738	8,264,289
Pentair PLC	649,235	37,707,569
Reliance Worldwide Corp. Ltd.(a)	3,118,322	8,407,833
Select Energy Services, Inc., Class A	508,788	3,780,295
SJW Group(a)	162,893	12,366,837
Tetra Tech, Inc.	274,031	37,917,669
TETRA Technologies, Inc.(a)(b)	698,833	1,991,674
Valmont Industries, Inc.	84,196	24,463,990
Watts Water Technologies, Inc., Class A(a)	107,813	17,436,596
Xylem, Inc.(a)	711,429	73,874,787
Zurn Elkay Water Solutions Corp.(a)	572,434	12,335,953

		555,959,392

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $799,820,856)		975,234,028

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.74%
Invesco Private Government Fund, 4.83%(c)(d)(e)	27,549,323	27,549,323
Invesco Private Prime Fund, 4.99%(c)(d)(e)	67,583,413	67,583,413

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $95,136,580)		95,132,736

TOTAL INVESTMENTS IN SECURITIES-109.65% (Cost $894,957,436)		1,070,366,764
OTHER ASSETS LESS LIABILITIES-(9.65)%		(94,234,985)

NET ASSETS-100.00%		$976,131,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P Global Water Index ETF (CGW)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2023.
(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$15,122,623	$(15,122,623)	$-	$-	$-	$6,129

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	26,467,571	165,821,538	(164,739,786)	-	-	27,549,323	496,537	*

Invesco Private Prime Fund	67,629,085	278,376,536	(278,407,008)	(5,438)	(9,762)	67,583,413	1,275,592	*

Total	$94,096,656	$459,320,697	$(458,269,417)	$(5,438)	$(9,762)	$95,132,736	$1,778,258

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Water Utilities	35.86

Machinery	29.08

Building Products	10.79

Construction & Engineering	6.60

Commercial Services & Supplies	4.40

Chemicals	4.10

Multi-Utilities	3.96

Industry Types Each Less Than 3%	5.12

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P International Developed Quality ETF (IDHQ)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Australia-12.17%
AGL Energy Ltd.	17,559	$96,312
Aristocrat Leisure Ltd.	18,832	471,795
ASX Ltd.	4,935	223,301
BHP Group Ltd.	242,251	7,108,067
BlueScope Steel Ltd.	11,023	144,744
Charter Hall Group	19,136	140,750
Cochlear Ltd.	2,088	340,327
Domino’s Pizza Enterprises Ltd.	1,783	59,410
Fortescue Metals Group Ltd.	53,291	737,452
Glencore PLC	432,757	2,551,045
Goodman Group	53,211	679,026
IDP Education Ltd.	6,515	121,241
Incitec Pivot Ltd.	54,528	114,951
James Hardie Industries PLC, CDI	13,857	306,681
JB Hi-Fi Ltd.	4,217	123,873
Lynas Rare Earths Ltd.(a)	31,013	131,783
Medibank Pvt. Ltd.	83,950	197,503
Pilbara Minerals Ltd.	80,282	224,951
Pro Medicus Ltd.(b)	1,937	78,647
Rio Tinto PLC	37,495	2,379,468
Sonic Healthcare Ltd.	14,472	338,942
South32 Ltd.	148,216	415,302
Wesfarmers Ltd.	31,359	1,077,005
Whitehaven Coal Ltd.	48,544	230,978
WiseTech Global Ltd.	4,996	226,358
Woolworths Group Ltd.	49,034	1,258,252
Yancoal Australia Ltd.(b)	19,253	70,742

		19,848,906

Austria-0.30%
Mondi PLC	13,441	213,709
OMV AG	4,308	203,748
Verbund AG	879	78,507

		495,964

Belgium-0.07%
Warehouses De Pauw C.V.A.(b)	3,990	119,463

Brazil-0.13%
Yara International ASA	5,436	218,028

Canada-6.30%
Canadian National Railway Co.	16,336	1,945,192
Canadian Natural Resources Ltd.	43,249	2,632,631
CGI, Inc., Class A(a)	6,352	644,005
Gildan Activewear, Inc.	5,431	176,669
Imperial Oil Ltd.	7,244	368,849
Intact Financial Corp.	4,691	708,821
Nutrien Ltd.	17,101	1,185,079
Pembina Pipeline Corp.(b)	15,426	507,262
Suncor Energy, Inc.	44,041	1,377,438
Toromont Industries Ltd.	2,374	191,628
Tourmaline Oil Corp.	12,089	542,548

		10,280,122

China-1.69%
Budweiser Brewing Co. APAC Ltd.(c)	39,755	114,456
Prosus N.V.	35,179	2,635,909

		2,750,365

	Shares	Value
Denmark-7.66%
AP Moller - Maersk A/S, Class B	223	$402,809
Coloplast A/S, Class B	3,633	523,590
Genmab A/S(a)	1,779	732,543
Novo Nordisk A/S, Class B	60,498	10,077,474
Novozymes A/S, Class B	4,908	255,458
Orsted A/S(c)	5,596	502,797

		12,494,671

Finland-1.42%
Elisa OYJ	4,343	270,036
Kesko OYJ, Class B	7,361	153,632
Kone OYJ, Class B	13,234	755,355
Metso Outotec OYJ	17,436	192,493
Orion OYJ, Class B	3,584	168,636
Sampo OYJ, Class A	15,191	770,789

		2,310,941

France-6.70%
Airbus SE(b)	23,319	3,273,115
Bollore SE(b)	30,794	208,059
Dassault Aviation S.A.	612	119,792
Hermes International	1,162	2,523,106
Kering S.A.	2,292	1,466,854
L’Oreal S.A.	6,564	3,135,991
Sartorius Stedim Biotech	757	202,664

		10,929,581

Germany-2.13%
adidas AG	5,518	971,288
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(c)	1,571	196,679
Hapag-Lloyd AG(c)	377	117,038
Mercedes-Benz Group AG(b)	23,044	1,795,596
Nemetschek SE	1,499	116,803
Sartorius AG, Preference Shares	702	272,493

		3,469,897

Hong Kong-0.89%
Hong Kong Exchanges & Clearing Ltd.	35,104	1,448,897

Israel-0.53%
Check Point Software Technologies Ltd.(a)	3,475	442,576
Delek Group Ltd.	602	64,513
ICL Group Ltd.	25,169	153,999
Phoenix Holdings Ltd. (The)	6,808	72,359
Plus500 Ltd.	5,909	123,660

		857,107

Italy-0.98%
Banca Mediolanum S.p.A.	9,269	83,849
Ferrari N.V.	4,073	1,134,490
FinecoBank Banca Fineco S.p.A.	17,783	269,553
Recordati Industria Chimica e Farmaceutica S.p.A.	2,523	116,235

		1,604,127

Japan-9.27%
Advantest Corp.	5,352	414,277
Bandai Namco Holdings, Inc.	19,970	451,420
BayCurrent Consulting, Inc.	5,355	185,035
Benefit One, Inc.	5,125	70,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Capcom Co. Ltd.	5,023	$188,503
Chugai Pharmaceutical Co. Ltd.	18,011	463,486
CyberAgent, Inc.	12,086	104,825
Daito Trust Construction Co. Ltd.	1,948	184,120
Disco Corp.	2,630	297,641
Fast Retailing Co. Ltd.	4,762	1,119,463
GMO Payment Gateway, Inc.	1,180	91,772
GOLDWIN, Inc.	1,170	105,946
Hoshizaki Corp.	3,154	110,719
Hoya Corp.	10,778	1,124,778
Japan Exchange Group, Inc.	13,535	218,633
Kakaku.com, Inc.	4,833	66,125
Kawasaki Kisen Kaisha Ltd.(b)	6,695	158,568
Kewpie Corp.	4,239	71,166
Kobayashi Pharmaceutical Co. Ltd.	1,418	88,309
Koei Tecmo Holdings Co. Ltd.(b)	4,888	89,672
Konami Group Corp.	2,565	126,022
Kyowa Kirin Co. Ltd.	6,309	139,927
Lasertec Corp.	2,440	329,718
Mitsui OSK Lines Ltd.(b)	8,700	214,681
Nexon Co. Ltd.	11,493	259,123
Nihon M&A Center Holdings, Inc.	7,353	55,783
Nintendo Co. Ltd.(b)	49,707	2,088,450
Nippon Yusen K.K.(b)	15,748	370,439
Nissan Chemical Corp.	4,127	182,459
NOF Corp.	1,958	89,010
Otsuka Corp.	3,229	117,028
Persol Holdings Co. Ltd.	5,513	112,880
Pola Orbis Holdings, Inc.	6,088	84,413
Recruit Holdings Co. Ltd.	48,402	1,359,301
Ryohin Keikaku Co. Ltd.	6,838	71,612
SCREEN Holdings Co. Ltd.	1,534	123,923
SCSK Corp.	4,807	72,300
Sekisui Chemical Co. Ltd.	11,822	167,565
SG Holdings Co. Ltd.	12,231	175,518
Shimadzu Corp.	7,197	223,577
Shimamura Co. Ltd.	932	85,558
Shimano, Inc.(b)	2,271	350,578
Shinko Electric Industries Co. Ltd.(b)	3,038	89,356
Square Enix Holdings Co. Ltd.	2,497	122,498
TechnoPro Holdings, Inc.	3,473	94,372
TIS, Inc.	7,018	191,730
Toei Animation Co. Ltd.	722	73,014
Tokyo Electron Ltd.	14,369	1,635,131
Trend Micro, Inc.	4,309	209,493
USS Co. Ltd.	6,309	105,548
Workman Co. Ltd.(b)	2,102	85,522
ZOZO, Inc.	5,293	111,018

		15,122,163

Luxembourg-0.28%
ArcelorMittal S.A.	16,060	455,845

Netherlands-11.81%
Adyen N.V.(a)(c)	1,234	1,978,112
ASM International N.V.	1,095	396,573
ASML Holding N.V.(b)	12,792	8,099,179
Shell PLC	239,582	7,383,729
Universal Music Group N.V.	18,288	399,963
Wolters Kluwer N.V.	7,518	997,230

		19,254,786

	Shares	Value
New Zealand-0.35%
Fisher & Paykel Healthcare Corp. Ltd.	15,769	$269,595
Infratil Ltd.	21,353	125,952
Spark New Zealand Ltd.	54,907	177,367

		572,914

Norway-1.72%
Aker ASA, Class A(b)	1,060	64,446
Aker BP ASA	12,454	296,466
Equinor ASA	51,246	1,461,967
Gjensidige Forsikring ASA	6,027	104,461
Kongsberg Gruppen ASA	2,633	117,672
Mowi ASA	12,495	237,369
Nordic Semiconductor ASA(a)(b)	5,444	58,635
Norsk Hydro ASA	44,091	322,586
TOMRA Systems ASA	5,780	88,124
Var Energi ASA(b)	22,143	57,785

		2,809,511

Portugal-0.21%
Galp Energia SGPS S.A.	12,012	145,741
Jeronimo Martins SGPS S.A.	7,722	195,225

		340,966

Singapore-0.69%
Singapore Exchange Ltd.	28,574	204,964
STMicroelectronics N.V.	21,755	925,996

		1,130,960

South Africa-0.78%
Anglo American PLC	41,439	1,273,472

South Korea-0.43%
BGF retail Co. Ltd.	488	68,037
Cheil Worldwide, Inc.	4,307	59,501
F&F Co. Ltd.	944	99,450
Hanjin Kal Corp.	2,539	75,028
JYP Entertainment Corp.	1,582	106,617
Samsung Engineering Co. Ltd.(a) ..	4,590	99,798
S-Oil Corp.	1,420	79,148
Wemade Co. Ltd.	2,663	110,627

		698,206

Spain-0.80%
Endesa S.A.(b)	9,417	211,774
Industria de Diseno Textil S.A.(b)	31,868	1,096,280

		1,308,054

Sweden-1.96%
Atlas Copco AB, Class A(b)	77,807	1,123,421
Axfood AB	3,044	75,438
Boliden AB(b)	7,802	278,544
Epiroc AB, Class A	16,216	324,091
EQT AB(b)	8,048	172,458
Evolution AB(c)	5,189	690,737
H & M Hennes & Mauritz AB, Class B(b)	19,175	280,187
SSAB AB, Class A	13,990	99,102
Tele2 AB, Class B(b)	13,592	144,371

		3,188,349

Switzerland-10.14%
ABB Ltd.	61,029	2,202,406
EMS-Chemie Holding AG	199	163,551
Geberit AG(b)	1,429	813,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Switzerland-(continued)
Kuehne + Nagel International AG, Class R(b)	2,681	$794,917
Lonza Group AG	2,525	1,571,086
Novartis AG	83,203	8,518,948
Partners Group Holding AG(b)	1,290	1,251,085
Schindler Holding AG, PC	998	222,799
Sonova Holding AG, Class A	1,401	443,573
Straumann Holding AG	3,704	556,193

		16,538,239

United Kingdom-8.47%
3i Group PLC	33,792	750,502
Admiral Group PLC	9,937	288,640
Auto Trader Group PLC(c)	42,890	342,642
Barratt Developments PLC	25,985	163,303
Burberry Group PLC	10,782	351,130
Croda International PLC	4,238	371,807
Diageo PLC	61,426	2,796,416
Hargreaves Lansdown PLC	15,738	158,842
Imperial Brands PLC	31,184	771,166
Informa PLC	42,314	384,311
Next PLC	4,890	414,257
Persimmon PLC	9,178	151,581
Reckitt Benckiser Group PLC	26,529	2,144,040
RELX PLC	63,991	2,128,187
Rightmove PLC	40,933	295,419
Sage Group PLC (The)	35,318	363,387
Segro PLC	40,490	424,846
Smiths Group PLC	13,676	288,953
Spirax-Sarco Engineering PLC	1,933	269,442
SSE PLC	28,371	655,244
St. James’s Place PLC	19,609	297,361

		13,811,476

	Shares	Value
United States-11.87%
Experian PLC	25,743	$909,215
GSK PLC	136,837	2,478,384
Nestle S.A.	65,323	8,404,910
Oracle Corp.	1,406	100,676
Roche Holding AG	23,699	7,464,765

		19,357,950

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $152,501,343)		162,690,960

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.53%
Invesco Private Government Fund, 4.83%(d)(e)(f)	5,722,081	5,722,081
Invesco Private Prime Fund, 4.99%(d)(e)(f)	14,713,923	14,713,923

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,436,423)		20,436,004

TOTAL INVESTMENTS IN SECURITIES-112.28% (Cost $172,937,766)		183,126,964
OTHER ASSETS LESS LIABILITIES-(12.28)%		(20,027,103)

NET ASSETS-100.00%		$163,099,861

Investment Abbreviations:

CDI-CREST Depository Interest

PC-Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $3,942,461, which represented 2.42% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,404,788	$(1,404,788)	$-	$-	$-	$795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,950,330	$14,219,348	$(10,447,597)	$-	$-	$5,722,081	$38,717	*

Invesco Private Prime Fund	5,013,788	30,637,576	(20,937,793)	(441)	793	14,713,923	105,008	*

Total	$6,964,118	$46,261,712	$(32,790,178)	$(441)	$793	$20,436,004	$144,520

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Health Care	22.00

Industrials	12.52

Consumer Staples	12.02

Materials	11.88

Consumer Discretionary	11.44

Energy	9.46

Information Technology	9.25

Financials	5.77

Communication Services	3.44

Sector Types Each Less Than 3%	1.97

Money Market Funds Plus Other Assets Less Liabilities	0.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Statements of Assets and Liabilities

April 30, 2023

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Assets:
Unaffiliated investments in securities, at value(a)	$874,124,688	$138,241,734	$150,621,198	$1,610,636,429
Affiliated investments in securities, at value	26,591,189	13,240,767	1,990,537	149,855,529
Cash	10,171	-	-	-
Foreign currencies, at value	20,366	248,720	148,709	661,012
Deposits with brokers:
Cash segregated as collateral	-	-	2,886,763	-
Receivable for:
Dividends	1,070	133,591	219,581	8,725,006
Securities lending	104,326	5,166	1,277	118,503
Investments sold	-	-	2,802,086	16,653
Investments sold - affiliated broker	-	-	-	-
Fund shares sold	-	-	14,295	19,114
Foreign tax reclaims.	-	546,791	-	2,724,727
Other assets	-	-	-	-

Total assets	900,851,810	152,416,769	158,684,446	1,772,756,973

Liabilities:
Due to custodian	-	315,373	403,106	7,375,254
Payable for:
Investments purchased	39	682	228	236,912
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	26,591,240	13,240,827	1,990,537	149,864,596
Collateral upon receipt of securities in-kind	-	-	2,886,763	-
Fund shares repurchased	-	-	2,802,993	-
Accrued unitary management fees	538,964	90,812	116,781	590,597
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses.	-	-	-	-
Accrued tax expenses	-	-	-	-
Other payables	-	-	-	17,308

Total liabilities	27,130,243	13,647,694	8,200,408	158,084,667

Net Assets	$873,721,567	$138,769,075	$150,484,038	$1,614,672,306

Net assets consist of:
Shares of beneficial interest	$1,635,824,846	$291,567,675	$295,020,243	$1,655,546,408
Distributable earnings (loss)	(762,103,279)	(152,798,600)	(144,536,205)	(40,874,102)

Net Assets	$873,721,567	$138,769,075	$150,484,038	$1,614,672,306

Shares outstanding (unlimited amount authorized, $0.01 par value)	20,850,000	4,550,000	8,200,000	35,700,000
Net asset value	$41.91	$30.50	$18.35	$45.23

Market price	$42.06	$30.48	$18.32	$45.32

Unaffiliated investments in securities, at cost	$978,485,062	$121,052,111	$134,632,530	$1,480,497,044

Affiliated investments in securities, at cost	$26,591,240	$13,240,827	$1,990,537	$149,864,596

Foreign currencies, at cost	$20,380	$246,916	$148,663	$659,743

(a) Includes securities on loan with an aggregate value of:	$23,344,576	$12,581,861	$1,909,251	$142,180,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)

$561,434,375	$1,295,036,810	$200,118,523	$281,222,627	$82,320,449	$58,891,281	$5,895,419
86,676,008	42,237,776	64,222,832	21,116,485	2,707,764	15,334,260	642,802
-	-	-	-	-	-	-
257,361	3,739,204	164,697	8,798	196,338	54,700	1,171

-	-	-	-	-	-	-

3,201,981	9,728,683	95,123	484,105	688,230	203,942	27,288
69,193	24,356	223,917	3,983	10,023	3,323	94
37,329	229,231	175	45	4,992,248	-	-
-	-	-	-	780,903	-	-
-	128,889	-	-	-	-	-
499,491	4,580	86,314	304,761	169,689	160,707	-
-	-	-	-	-	11,594	-

652,175,738	1,351,129,529	264,911,581	303,140,804	91,865,644	74,659,807	6,566,774

2,462,465	3,045,731	390,164	-	515,606	211,539	10,038

600	3,174,620	-	606,661	4,760,332	375	5
-	-	-	399,322	64,931	-	-
86,684,463	38,286,024	64,228,559	20,734,721	2,708,025	14,963,975	597,230
-	-	-	-	-	-	-
7,977	-	-	-	937,676	-	-
228,751	523,621	126,689	171,735	38,060	-	1,860
-	-	-	-	-	16,338	-
-	-	-	-	-	6,289	-
-	-	-	-	-	112,932	-
-	2,719,029	-	-	-	-	-
890	2,674,159	-	-	-	-	-

89,385,146	50,423,184	64,745,412	21,912,439	9,024,630	15,311,448	609,133

$562,790,592	$1,300,706,345	$200,166,169	$281,228,365	$82,841,014	$59,348,359	$5,957,641

$638,750,206	$1,629,428,887	$441,815,744	$313,449,840	$147,738,543	$78,137,962	$7,966,133
(75,959,614)	(328,722,542)	(241,649,575)	(32,221,475)	(64,897,529)	(18,789,603)	(2,008,492)

$562,790,592	$1,300,706,345	$200,166,169	$281,228,365	$82,841,014	$59,348,359	$5,957,641

17,850,000	70,650,000	10,725,000	8,000,000	2,400,000	2,000,000	350,001
$31.53	$18.41	$18.66	$35.15	$34.52	$29.67	$17.02

$31.59	$18.47	$18.64	$35.12	$34.57	$29.59	$17.06

$557,304,206	$1,312,977,990	$242,617,223	$240,023,780	$84,855,382	$57,634,074	$7,525,269

$86,684,463	$42,238,890	$64,228,559	$21,116,716	$2,708,025	$15,398,996	$649,339

$256,177	$3,743,121	$164,160	$8,692	$189,436	$58,341	$1,172

$81,905,482	$36,523,928	$61,748,620	$20,316,947	$2,576,243	$14,747,951	$584,049

68

Statements of Assets and Liabilities–(continued)

April 30, 2023

(Unaudited)

	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$975,234,028	$162,690,960
Affiliated investments in securities, at value	95,132,736	20,436,004
Cash	-	-
Foreign currencies, at value	131,427	93,490
Cash segregated as collateral	-	-
Receivable for:
Dividends	310,052	298,335
Securities lending	15,246	3,854
Investments sold	-	-
Investments sold - affiliated broker	-	-
Fund shares sold	-	-
Foreign tax reclaims	1,538,804	514,616
Other assets	17,044	–

Total assets	1,072,379,337	184,037,259

Liabilities:
Due to custodian	198,575	465,095
Payable for:
Investments purchased	-	391
Investments purchased - affiliated broker	-	-
Collateral upon return of securities loaned	95,136,580	20,436,423
Collateral upon receipt of securities in-kind	-	-
Fund shares repurchased	-	-
Accrued unitary management fees	-	35,489
Accrued advisory fees	403,033	-
Accrued trustees’ and officer’s fees	16,214	-
Accrued expenses	493,156	-
Accrued tax expenses	-	-
Other payables	-	-

Total liabilities	96,247,558	20,937,398

Net Assets	$976,131,779	$163,099,861

Net assets consist of:
Shares of beneficial interest	$809,969,159	$180,254,715
Distributable earnings (loss)	166,162,620	(17,154,854)

Net Assets	$976,131,779	$163,099,861

Shares outstanding (unlimited amount authorized, $0.01 par value)	19,640,000	6,050,000
Net asset value	$49.70	$26.96

Market price	$49.65	$27.03

Unaffiliated investments in securities, at cost	$799,820,856	$152,501,343

Affiliated investments in securities, at cost	$95,136,580	$20,436,423

Foreign currencies, at cost	$127,450	$93,370

(a) Includes securities on loan with an aggregate value of:	$93,028,494	$19,723,321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Statements of Operations

For the six months ended April 30, 2023

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Investment income:
Unaffiliated dividend income	$605,089	$1,832,305	$1,787,487	$29,812,933	$9,358,939
Affiliated dividend income	71,377	490	4,888	8,535	8,412
Non-cash dividend income	-	111,171	-	197,022	664,686
Securities lending income, net	162,670	16,452	14,703	413,626	386,135
Foreign withholding tax	(12,867)	(35,863)	(222,848)	(2,982,674)	(1,021,688)

Total investment income	826,269	1,924,555	1,584,230	27,449,442	9,396,484

Expenses:
Unitary management fees	3,249,574	505,884	666,087	3,047,714	1,375,128
Advisory fees	-	-	-	-	-
Sub-licensing fees	-	-	-	-	-
Accounting & administration fees	-	-	-	-	-
Professional fees.	-	-	-	-	-
Custodian & transfer agent fees	-	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-	-
Tax expenses	-	-	-	-	-
Other expenses	-	-	-	-	-

Total expenses	3,249,574	505,884	666,087	3,047,714	1,375,128

Less: Waivers	(1,080)	(15)	(104)	(261)	(195)

Net expenses	3,248,494	505,869	665,983	3,047,453	1,374,933

Net investment income (loss)	(2,422,225)	1,418,686	918,247	24,401,989	8,021,551

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(73,650,197)	(1,263,333)	(3,525,005)	(17,853,179)	(17,227,104)
Affiliated investment securities	7,052	1,204	(217)	(945)	920
Unaffiliated in-kind redemptions	4,827,066	362,948	575,846	-	5,514,225
Affiliated in-kind redemptions	-	-	-	-	-
Foreign currencies	(115,052)	68,286	(201,131)	201,826	16,389
Distributions of underlying fund shares	-	-	-	-	-

Net realized gain (loss)	(68,931,131)	(830,895)	(3,150,507)	(17,652,298)	(11,695,570)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	277,480,116	19,402,393	22,093,336	254,929,717	100,433,952
Affiliated investment securities	(476)	(190)	(11)	(8,049)	(6,428)
Foreign currencies	(55)	55,220	4,414	220,305	15,054

Change in net unrealized appreciation	277,479,585	19,457,423	22,097,739	255,141,973	100,442,578

Net realized and unrealized gain	208,548,454	18,626,528	18,947,232	237,489,675	88,747,008

Net increase in net assets resulting from operations	$206,126,229	$20,045,214	$19,865,479	$261,891,664	$96,768,559

(a)	Net of foreign taxes of $1,661,671.
(b)	Net of change of deferred foreign taxes of $2,719,029.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco FTSE RAFI Emerging Markets ETF (PXH)		Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$24,552,517		$752,787	$2,197,358	$1,576,841	$1,336,686	$157,452	$8,779,445	$2,233,933
152,750		1,748	1,706	239	820	161	6,129	795
1,538,316		-	-	-	-	-	-	-
68,288		1,580,323	13,630	43,627	11,804	879	72,864	17,423
(1,606,573)		(104,073)	(110,757)	(114,790)	(63,773)	(8,861)	(247,215)	(250,076)

24,705,298		2,230,785	2,101,937	1,505,917	1,285,537	149,631	8,611,223	2,002,075

3,139,443		800,870	1,028,614	235,625	-	11,218	-	169,269
-		-	-	-	153,033	-	2,423,147	-
-		-	-	-	18,364	-	213,241	-
-		-	-	-	9,277	-	38,946	-
-		-	-	-	17,590	-	20,285	-
-		-	-	-	13,074	-	33,448	-
-		-	-	-	4,480	-	9,004	-
-		-	1,108	-	-	-	-	-
-		-	-	-	15,784	-	41,310	-

3,139,443		800,870	1,029,722	235,625	231,602	11,218	2,779,381	169,269

(3,071)		(58)	(34)	(5)	(46,320)	(129)	(195)	(20)

3,136,372		800,812	1,029,688	235,620	185,282	11,089	2,779,186	169,249

21,568,926		1,429,973	1,072,249	1,270,297	1,100,255	138,542	5,832,037	1,832,826

(26,967,310	)(a)	(23,188,661)	(9,031,369)	1,312,381	(844,142)	(156,817)	(5,568,139)	(2,967,268)
1,903		8,142	(3,526)	(1,021)	(2,865)	(21)	(9,762)	793
6,130,805		1,581,490	3,701,472	1,021,851	327,006	-	45,086,622	-
-		-	-	-	195	-	-	-
208,792		132,583	89,819	10,078	2,412	840	98,176	5,059

-		-	-	-	47,511	4,678	-	-

(20,625,810)		(21,466,446)	(5,243,604)	2,343,289	(469,883)	(151,320)	39,606,897	(2,961,416)

205,611,885	(b)	21,482,780	40,610,994	8,362,756	1,222,830	266,673	52,123,237	23,948,223
(882)		(4,812)	(236)	(299)	(46,231)	(6,540)	(5,438)	(441)
28,209		9,796	39,500	23,733	20,220	(46)	155,267	42,499

205,639,212		21,487,764	40,650,258	8,386,190	1,196,819	260,087	52,273,066	23,990,281

185,013,402		21,318	35,406,654	10,729,479	726,936	108,767	91,879,963	21,028,865

$206,582,328		$1,451,291	$36,478,903	$11,999,776	$1,827,191	$247,309	$97,712,000	$22,861,691

71

Statements of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco China Technology ETF (CQQQ)		Invesco DWA Developed Markets Momentum ETF (PIZ)
	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Operations:
Net investment income (loss)	$(2,422,225)	$(1,562,073)	$1,418,686	$2,077,956
Net realized gain (loss)	(68,931,131)	(462,966,564)	(830,895)	(43,311,246)
Change in net unrealized appreciation (depreciation)	277,479,585	(376,605,766)	19,457,423	(33,274,660)

Net increase (decrease) in net assets resulting from operations	206,126,229	(841,134,403)	20,045,214	(74,507,950)

Distributions to Shareholders from:
Distributable earnings	(670,073)	-	(1,011,521)	(3,925,843)

Shareholder Transactions:
Proceeds from shares sold	103,484,499	172,945,075	21,139,626	28,274,301
Value of shares repurchased	(138,296,662)	(149,431,932)	(2,918,242)	(100,277,950)
Transaction fees	467,923	892,716	-	-

Net increase (decrease) in net assets resulting from share transactions.	(34,344,240)	24,405,859	18,221,384	(72,003,649)

Net increase (decrease) in net assets	171,111,916	(816,728,544)	37,255,077	(150,437,442)

Net assets:
Beginning of period	702,609,651	1,519,338,195	101,513,998	251,951,440

End of period	$873,721,567	$702,609,651	$138,769,075	$101,513,998

Changes in Shares Outstanding:
Shares sold	2,200,000	3,000,000	750,000	750,000
Shares repurchased	(3,200,000)	(3,200,000)	(100,000)	(3,150,000)
Shares outstanding, beginning of period	21,850,000	22,050,000	3,900,000	6,300,000

Shares outstanding, end of period	20,850,000	21,850,000	4,550,000	3,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco DWA Emerging Markets		Invesco FTSE RAFI Developed Markets		Invesco FTSE RAFI Developed Markets		Invesco FTSE RAFI Emerging Markets
Momentum ETF (PIE)		ex-U.S. ETF (PXF)		ex-U.S. Small-Mid ETF (PDN)		ETF (PXH)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2023	2022	2023	2022	2023	2022	2023	2022

$918,247	$5,078,232	$24,401,989	$36,489,887	$8,021,551	$12,372,281	$21,568,926	$72,967,685
(3,150,507)	(44,728,050)	(17,652,298)	11,475,160	(11,695,570)	1,553,534	(20,625,810)	(77,230,538)
22,097,739	(34,871,479)	255,141,973	(265,604,524)	100,442,578	(164,637,804)	205,639,212	(368,884,411)

19,865,479	(74,521,297)	261,891,664	(217,639,477)	96,768,559	(150,711,989)	206,582,328	(373,147,264)

(914,822)	(6,385,828)	(16,119,391)	(56,137,305)	(6,363,918)	(16,160,202)	(16,813,603)	(87,622,863)

22,859,588	33,108,779	238,285,427	343,704,424	10,983,791	305,752,400	10,977,479	520,451,725
(16,961,402)	(41,730,730)	-	(139,666,614)	(27,767,654)	(84,459,440)	(106,431,865)	(214,644,247)
42,158	178,579	76,847	88,225	7,635	81,683	151,419	700,528

5,940,344	(8,443,372)	238,362,274	204,126,035	(16,776,228)	221,374,643	(95,302,967)	306,508,006

24,891,001	(89,350,497)	484,134,547	(69,650,747)	73,628,413	54,502,452	94,465,758	(154,262,121)

125,593,037	214,943,534	1,130,537,759	1,200,188,506	489,162,179	434,659,727	1,206,240,587	1,360,502,708

$150,484,038	$125,593,037	$1,614,672,306	$1,130,537,759	$562,790,592	$489,162,179	$1,300,706,345	$1,206,240,587

1,250,000	1,450,000	5,650,000	8,300,000	400,000	9,500,000	600,000	27,050,000
(950,000)	(2,150,000)	-	(3,150,000)	(900,000)	(2,550,000)	(6,100,000)	(11,550,000)
7,900,000	8,600,000	30,050,000	24,900,000	18,350,000	11,400,000	76,150,000	60,650,000

8,200,000	7,900,000	35,700,000	30,050,000	17,850,000	18,350,000	70,650,000	76,150,000

73

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco Global Clean Energy ETF (PBD)		Invesco Global Water ETF (PIO)
	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Operations:
Net investment income	$1,429,973	$2,971,425	$1,072,249	$2,658,850
Net realized gain (loss)	(21,466,446)	(76,665,090)	(5,243,604)	(16,125,579)
Change in net unrealized appreciation (depreciation)	21,487,764	(71,102,510)	40,650,258	(72,826,253)

Net increase (decrease) in net assets resulting from operations	1,451,291	(144,796,175)	36,478,903	(86,292,982)

Distributions to Shareholders from:
Distributable earnings	(4,157,689)	(3,615,255)	(732,114)	(3,609,219)
Return of capital	-	-	-	-

Total distributions to shareholders	(4,157,689)	(3,615,255)	(732,114)	(3,609,219)

Shareholder Transactions:
Proceeds from shares sold	-	7,715,450	-	31,091,667
Value of shares repurchased	(13,862,605)	(42,210,220)	(11,805,039)	(6,934,994)
Transaction fees	7,201	14,718	1,278	2,911

Net increase (decrease) in net assets resulting from share transactions	(13,855,404)	(34,480,052)	(11,803,761)	24,159,584

Net increase (decrease) in net assets	(16,561,802)	(182,891,482)	23,943,028	(65,742,617)

Net assets:
Beginning of period	216,727,971	399,619,453	257,285,337	323,027,954

End of period	$200,166,169	$216,727,971	$281,228,365	$257,285,337

Changes in Shares Outstanding:
Shares sold	-	350,000	-	800,000
Shares repurchased	(700,000)	(1,700,000)	(350,000)	(200,000)
Shares outstanding, beginning of period.	11,425,000	12,775,000	8,350,000	7,750,000

Shares outstanding, end of period	10,725,000	11,425,000	8,000,000	8,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco International BuyBack		Invesco MSCI Global		Invesco MSCI Green		Invesco S&P Global
AchieversTM ETF (IPKW)		Timber ETF (CUT)		Building ETF (GBLD)		Water Index ETF (CGW)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2023	2022	2023	2022	2023	2022	2023	2022

$1,270,297	$3,127,706	$1,100,255	$1,606,588	$138,542	$166,520	$5,832,037	$12,544,693
2,343,289	(26,410,957)	(469,883)	6,256,984	(151,320)	(234,786)	39,606,897	(16,826,341)
8,386,190	(4,107,446)	1,196,819	(22,097,502)	260,087	(1,651,648)	52,273,066	(254,546,079)

11,999,776	(27,390,697)	1,827,191	(14,233,930)	247,309	(1,719,914)	97,712,000	(258,827,727)

(1,226,822)	(9,566,307)	(1,560,660)	(1,454,000)	(124,961)	(174,785)	(13,784,942)	(20,088,093)
-	-	-	-	-	(26,115)	-	-

(1,226,822)	(9,566,307)	(1,560,660)	(1,454,000)	(124,961)	(200,900)	(13,784,942)	(20,088,093)

3,636,057	14,961,759	-	5,213,349	907,164	2,085,059	55,468,723	55,189,956
(12,354,307)	(21,886,121)	(1,574,808)	(20,907,491)	-	-	(96,259,515)	(42,623,484)
970	6,640	181	3,660	-	-	1,775	1,588

(8,717,280)	(6,917,722)	(1,574,627)	(15,690,482)	907,164	2,085,059	(40,789,017)	12,568,060

2,055,674	(43,874,726)	(1,308,096)	(31,378,412)	1,029,512	164,245	43,138,041	(266,347,760)

80,785,340	124,660,066	60,656,455	92,034,867	4,928,129	4,763,884	932,993,738	1,199,341,498

$82,841,014	$80,785,340	$59,348,359	$60,656,455	$5,957,641	$4,928,129	$976,131,779	$932,993,738

100,000	400,000	-	150,000	50,000	100,000	1,120,000	960,000
(350,000)	(600,000)	(50,000)	(650,000)	-	-	(1,920,000)	(880,000)
2,650,000	2,850,000	2,050,000	2,550,000	300,001	200,001	20,440,000	20,360,000

2,400,000	2,650,000	2,000,000	2,050,000	350,001	300,001	19,640,000	20,440,000

75

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco S&P International
	Developed Quality ETF (IDHQ)
	Six Months Ended	Year Ended
	April 30,	October 31,
	2023	2022
Operations:
Net investment income	$1,832,826	$3,303,241
Net realized gain (loss)	(2,961,416)	(14,247,548)
Change in net unrealized appreciation (depreciation)	23,990,281	(26,334,918)

Net increase (decrease) in net assets resulting from operations	22,861,691	(37,279,225)

Distributions to Shareholders from:
Distributable earnings	(1,517,900)	(3,802,505)

Shareholder Transactions:
Proceeds from shares sold	49,487,278	49,580,715
Value of shares repurchased	-	(30,759,251)
Transaction fees	3,131	3,973

Net increase in net assets resulting from share transactions	49,490,409	18,825,437

Net increase (decrease) in net assets	70,834,200	(22,256,293)

Net assets:
Beginning of period	92,265,661	114,521,954

End of period	$163,099,861	$92,265,661

Changes in Shares Outstanding:
Shares sold	1,900,000	1,650,000
Shares repurchased	-	(1,150,000)
Shares outstanding, beginning of period	4,150,000	3,650,000

Shares outstanding, end of period	6,050,000	4,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights

Invesco China Technology ETF (CQQQ)

	Six Months Ended April 30, 2023		Years Ended October 31,				Two Months Ended October 31, 2018		Year Ended August 31, 2018
	(Unaudited)		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$32.16		$68.90	$73.98	$47.88	$40.55	$49.32		$55.00

Net investment income (loss)(a)	(0.11)		(0.07)	(0.15)	(0.06)	0.04	0.03		0.31
Net realized and unrealized gain (loss) on investments	9.87		(36.71)	(4.54)	26.17	7.46	(8.80)		(5.13)

Total from investment operations	9.76		(36.78)	(4.69)	26.11	7.50	(8.77)		(4.82)

Distributions to shareholders from:
Net investment income	(0.03)		-	(0.39)	(0.01)	(0.17)	-		(0.86)

Transaction fees(a)	0.02		0.04	-	-	-	-		-

Net asset value at end of period	$41.91		$32.16	$68.90	$73.98	$47.88	$40.55		$49.32

Market price at end of period(b)	$42.06		$31.96	$68.25	$74.34	$47.67	$40.81		$49.36

Net Asset Value Total Return(c)	30.42%		(53.32)%	(6.41)%	54.53%	18.59%	(17.78)%		(9.05)%
Market Price Total Return(c)	31.70%		(53.17)%	(7.75)%	55.97%	17.32%	(17.32)%		(9.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$873,722		$702,610	$1,519,338	$1,043,162	$509,964	$405,541		$384,689
Ratio to average net assets of:
Expenses	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70	%(d)	0.65%
Net investment income (loss)	(0.52	)%(d)	(0.14)%	(0.19)%	(0.09)%	0.09%	0.39	%(d)	0.52%
Portfolio turnover rate(e)	25%		58%	54%	38%	80%	4%		21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights–(continued)

Invesco DWA Developed Markets Momentum ETF (PIZ)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$26.03		$39.99	$29.82		$27.18	$24.53	$27.30

Net investment income(a)	0.32		0.40	0.22	(b)	0.13	0.30	0.24
Net realized and unrealized gain (loss) on investments	4.37		(13.59)	10.12		2.77	2.70	(2.68)

Total from investment operations.	4.69		(13.19)	10.34		2.90	3.00	(2.44)

Distributions to shareholders from:
Net investment income	(0.22)		(0.77)	(0.17)		(0.26)	(0.35)	(0.33)

Net asset value at end of period	$30.50		$26.03	$39.99		$29.82	$27.18	$24.53

Market price at end of period(c)	$30.48		$26.00	$40.09		$29.77	$27.10	$24.47

Net Asset Value Total Return(d)	18.10%		(33.25)%	34.70%		10.82%	12.31%	(9.09)%
Market Price Total Return(d)	18.16%		(33.49)%	35.26%		10.96%	12.25%	(9.48)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$138,769		$101,514	$251,951		$155,043	$175,327	$223,182
Ratio to average net assets of:
Expenses	0.80	%(e)	0.80%	0.80%		0.80%	0.81%	0.80%
Net investment income	2.24	%(e)	1.22%	0.59	%(b)	0.47%	1.18%	0.88%
Portfolio turnover rate(f)	77%		152%	161%		115%	106%	94%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets includes income received from foreign withholding tax claims. Net investment income per share and the ratio of net investment income to average net assets excluding the foreign withholding tax claims are $0.16 and 0.44%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights–(continued)

Invesco DWA Emerging Markets Momentum ETF (PIE)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022		2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$15.90		$24.99		$19.56	$18.59	$16.12		$19.48

Net investment income(a)	0.11		0.57	(b)	0.19	0.23	0.36	(c)	0.40
Net realized and unrealized gain (loss) on investments	2.44		(8.97)		5.52	1.07	2.51		(3.29)

Total from investment operations.	2.55		(8.40)		5.71	1.30	2.87		(2.89)

Distributions to shareholders from:
Net investment income	(0.11)		(0.71)		(0.30)	(0.34)	(0.41)		(0.49)

Transaction fees(a)	0.01		0.02		0.02	0.01	0.01		0.02

Net asset value at end of period	$18.35		$15.90		$24.99	$19.56	$18.59		$16.12

Market price at end of period(d)	$18.32		$15.85		$24.81	$19.60	$18.51		$16.08

Net Asset Value Total Return(e)	16.13%		(34.05)%		29.35%	7.08%	18.23%		(15.11)%
Market Price Total Return(e)	16.30%		(33.79)%		28.17%	7.77%	18.03%		(15.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$150,484		$125,593		$214,944	$155,489	$168,210		$192,660
Ratio to average net assets of:
Expenses	0.90	%(f)	0.90%		0.90%	0.90%	0.91	%(g)	0.90%
Net investment income	1.24	%(f)	2.66	%(b)	0.79%	1.25%	2.13	%(c)(g)	2.01%
Portfolio turnover rate(h)	68%		169%		198%	155%	158%		163%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.48 and 2.24%, respectively.

(c)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.24 and 1.39%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$37.62		$48.20	$34.17	$40.99	$40.04	$44.66

Net investment income(a)	0.77		1.40	1.42	0.94	1.45	1.34
Net realized and unrealized gain (loss) on investments	7.35		(9.83)	13.72	(6.85)	1.10	(4.56)

Total from investment operations	8.12		(8.43)	15.14	(5.91)	2.55	(3.22)

Distributions to shareholders from:
Net investment income	(0.51)		(2.15)	(1.11)	(0.92)	(1.60)	(1.40)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)

Net asset value at end of period	$45.23		$37.62	$48.20	$34.17	$40.99	$40.04

Market price at end of period(c)	$45.32		$37.71	$48.22	$34.25	$40.86	$39.98

Net Asset Value Total Return(d)	21.71%		(17.95)%	44.49%	(14.26)%	6.58%	(7.45)%
Market Price Total Return(d)	21.65%		(17.81)%	44.22%	(13.80)%	6.41%	(7.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,614,672		$1,130,538	$1,200,189	$871,403	$1,246,076	$1,275,422
Ratio to average net assets of:
Expenses	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.60	%(e)	3.24%	3.09%	2.57%	3.64%	3.02%
Portfolio turnover rate(f)	10%		16%	17%	11%	15%	10%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$26.66		$38.13	$28.93	$30.67	$29.48	$33.33

Net investment income(a)	0.43		0.81	0.65	0.60	0.70	0.75
Net realized and unrealized gain (loss) on investments	4.78		(11.23)	9.25	(1.70)	1.24	(3.66)

Total from investment operations.	5.21		(10.42)	9.90	(1.10)	1.94	(2.91)

Distributions to shareholders from:
Net investment income	(0.34)		(1.06)	(0.70)	(0.64)	(0.75)	(0.94)

Transaction fees(a)	0.00	(b)	0.01	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

Net asset value at end of period	$31.53		$26.66	$38.13	$28.93	$30.67	$29.48

Market price at end of period(c)	$31.59		$26.68	$38.41	$28.94	$30.42	$29.48

Net Asset Value Total Return(d)	19.63%		(27.72)%	34.34%	(3.36)%	6.72%	(9.05)%
Market Price Total Return(d)	19.77%		(28.21)%	35.26%	(2.53)%	5.85%	(9.36)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$562,791		$489,162	$434,660	$308,106	$328,155	$291,863
Ratio to average net assets of:
Expenses	0.49	%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.86	%(e)	2.55%	1.77%	2.09%	2.36%	2.25%
Portfolio turnover rate(f)	27%		32%	31%	26%	27%	21%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights–(continued)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022		2021		2020		2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$15.84		$22.43		$17.51		$20.95		$20.02		$21.66

Net investment income(a)	0.30		1.06	(b)	0.92		0.59		0.72		0.73
Net realized and unrealized gain (loss) on investments	2.51		(6.37)		4.63		(3.40)		0.92		(1.66)

Total from investment operations	2.81		(5.31)		5.55		(2.81)		1.64		(0.93)

Distributions to shareholders from:
Net investment income	(0.24)		(1.29)		(0.64)		(0.63)		(0.71)		(0.71)

Transaction fees(a)	0.00	(c)	0.01		0.01		0.00	(c)	0.00	(c)	0.00 (c)

Net asset value at end of period	$18.41		$15.84		$22.43		$17.51		$20.95		$20.02

Market price at end of period(d)	$18.47		$15.85		$22.34		$17.51		$20.93		$20.03

Net Asset Value Total Return(e)	17.81%		(24.47)%		31.79%		(13.44)%		8.31%		(4.44)%
Market Price Total Return(e)	18.12%		(24.14)%		31.28%		(13.36)%		8.14%		(4.22)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,300,706		$1,206,241		$1,360,503		$969,844		$1,277,150		$1,129,333
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(f)	0.49%		0.49	%(g)	0.49	%(g)	0.49	%(g)	0.48%
Expenses, prior to Waivers	0.49	%(f)	0.49%		0.49	%(g)	0.49	%(g)	0.49	%(g)	0.49%
Net investment income	3.37	%(f)	5.39	%(b)	4.11%		3.14%		3.48%		3.30%
Portfolio turnover rate(h)	16%		36%		34%		22%		29%		16%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 3.19%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights–(continued)

Invesco Global Clean Energy ETF (PBD)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$18.97		$31.28	$22.89	$12.66	$10.97		$13.08

Net investment income(a)	0.13		0.25	0.16	0.19	0.21		0.18
Net realized and unrealized gain (loss) on investments	(0.06)		(12.25)	8.37	10.30	1.72		(2.07)

Total from investment operations	0.07		(12.00)	8.53	10.49	1.93		(1.89)

Distributions to shareholders from:
Net investment income	(0.38)		(0.31)	(0.14)	(0.26)	(0.24)		(0.22)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00 (b)

Net asset value at end of period	$18.66		$18.97	$31.28	$22.89	$12.66		$10.97

Market price at end of period(c)	$18.64		$18.89	$31.31	$22.92	$12.56		$10.95

Net Asset Value Total Return(d)	0.36%		(38.52)%	37.31%	84.06%	17.86%		(14.69)%
Market Price Total Return(d)	0.69%		(38.83)%	37.26%	85.77%	17.16%		(14.78)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$200,166		$216,728	$399,619	$124,178	$49,675		$49,661
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.77	%(f)	0.75%
Net investment income	1.34	%(e)	1.09%	0.52%	1.20%	1.74	%(f)	1.43%
Portfolio turnover rate(g)	39%		67%	74%	56%	59%		46%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights–(continued)

Invesco Global Water ETF (PIO)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021		2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$30.81		$41.68	$31.17		$28.94	$23.73		$25.27

Net investment income(a)	0.13		0.32	0.58	(b)	0.25	0.38		0.45
Net realized and unrealized gain (loss) on investments	4.30		(10.75)	10.35		2.27	5.25		(1.54)

Total from investment operations	4.43		(10.43)	10.93		2.52	5.63		(1.09)

Distributions to shareholders from:
Net investment income	(0.09)		(0.44)	(0.42)		(0.29)	(0.42)		(0.45)

Transaction fees(a)(c)	0.00		0.00	0.00		0.00	0.00		0.00

Net asset value at end of period	$35.15		$30.81	$41.68		$31.17	$28.94		$23.73

Market price at end of period(d)	$35.12		$30.89	$41.72		$31.18	$28.84		$23.69

Net Asset Value Total Return(e)	14.40%		(25.14)%	35.17%		8.76%	23.90%		(4.45)%
Market Price Total Return(e)	14.01%		(25.02)%	35.26%		9.16%	23.68%		(4.53)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$281,228		$257,285	$323,028		$207,262	$195,314		$164,916
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.75%		0.75%	0.76	%(g)	0.75%
Net investment income	0.78	%(f)	0.91%	1.52	%(b)	0.86%	1.45	%(g)	1.77%
Portfolio turnover rate(h)	15%		35%	31%		30%	32%		34%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.35 and 0.92%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco International BuyBack AchieversTM ETF (IPKW)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$30.49		$43.74	$31.35		$32.20	$31.00	$35.31

Net investment income(a)	0.50		1.12	2.55	(b)	0.57	0.76	0.69
Net realized and unrealized gain (loss) on investments	4.03		(10.90)	10.57		(0.82)	1.38	(4.28)

Total from investment operations	4.53		(9.78)	13.12		(0.25)	2.14	(3.59)

Distributions to shareholders from:
Net investment income	(0.50)		(3.47)	(0.73)		(0.61)	(0.94)	(0.73)

Transaction fees(a)	0.00	(c)	0.00 (c)	0.00	(c)	0.01	0.00 (c)	0.01

Net asset value at end of period	$34.52		$30.49	$43.74		$31.35	$32.20	$31.00

Market price at end of period(d)	$34.57		$30.48	$43.78		$31.42	$32.05	$30.96

Net Asset Value Total Return(e)	14.93%		(23.55)%	41.90%		(0.30)%	7.10%	(10.40)%
Market Price Total Return(e)	15.13%		(23.65)%	41.72%		0.37%	6.74%	(10.96)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$82,841		$80,785	$124,660		$92,470	$141,692	$243,373
Ratio to average net assets of:
Expenses	0.55	%(f)	0.55%	0.55%		0.55%	0.55%	0.55%
Net investment income	2.97	%(f)	3.08%	5.98	%(b)	1.86%	2.44%	1.90%
Portfolio turnover rate(g)	18%		101%	113%		88%	99%	121%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 1.47%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco MSCI Global Timber ETF (CUT)

	Six Months Ended April 30, 2023		Years Ended October 31,					Five Months Ended October 31,		Years Ended May 31,
	(Unaudited)		2022	2021	2020	2019		2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$29.59		$36.09	$27.82	$27.65	$27.98		$33.50		$27.57

Net investment income(a)	0.55		0.68	0.55	0.53	0.72		0.20		0.63
Net realized and unrealized gain (loss) on investments	0.31		(6.60)	8.27	0.40	(0.23)		(5.72)		5.80

Total from investment operations	0.86		(5.92)	8.82	0.93	0.49		(5.52)		6.43

Distributions to shareholders from:
Net investment income	(0.78)		(0.58)	(0.55)	(0.77)	(0.82)		-		(0.50)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00	(b)	0.00	(b)	-

Net asset value at end of period	$29.67		$29.59	$36.09	$27.82	$27.65		$27.98		$33.50

Market price at end of period(c)	$29.59		$29.53	$36.09	$27.81	$27.56		$27.94		$33.54

Net Asset Value Total Return(d)	2.87%		(16.65)%	31.90%	3.29%	2.32%		(16.48)%		23.42%
Market Price Total Return(d)	2.79%		(16.82)%	31.95%	3.60%	2.14%		(16.70)%		23.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$59,348		$60,656	$92,035	$75,101	$134,093		$173,463		$236,190
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(e)	0.61%	0.60%	0.55%	0.56	%(f)	0.55	%(e)	0.55%
Expenses, prior to Waivers	0.76	%(e)	0.69%	0.68%	0.72%	0.68	%(f)	0.64	%(e)	0.67%
Net investment income	3.59	%(e)	1.99%	1.51%	2.00%	2.70	%(f)	1.50	%(e)	2.02%
Portfolio turnover rate(g)	5%		15%	14%	10%	18%		4%		10%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco MSCI Green Building ETF (GBLD)

	Six Months Ended April 30, 2023 (Unaudited)		Years Ended October 31, 2022	For the Period April 20, 2021(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$16.43		$23.82	$25.00

Net investment income(b)	0.42		0.69	0.44
Net realized and unrealized gain (loss) on investments	0.55		(7.21)	(1.21)

Total from investment operations	0.97		(6.52)	(0.77)

Distributions to shareholders from:
Net investment income	(0.38)		(0.76)	(0.41)
Return of capital	-		(0.11)	-

Total distributions	(0.38)		(0.87)	(0.41)

Net asset value at end of period	$17.02		$16.43	$23.82

Market price at end of period(c)	$17.06		$16.44	$23.89

Net Asset Value Total Return(d)	5.93%		(28.05)%	(3.13	)%(e)
Market Price Total Return(d)	6.11%		(28.22)%	(2.84	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,958		$4,928	$4,764
Ratio to average net assets of:
Expenses	0.39	%(f)	0.39%	0.39%
Net investment income	4.82	%(f)	3.40%	3.34	%(f)
Portfolio turnover rate(g)	7%		17%	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (April 22, 2021, the first day of trading on the exchange) to October 31, 2021 was (2.74)%. The market price total return from Fund Inception to October 31, 2021 was (2.30)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights–(continued)

Invesco S&P Global Water Index ETF (CGW)

	Six Months Ended April 30, 2023		Years Ended October 31,					Two Months Ended October 31,		Years Ended August 31,
	(Unaudited)		2022	2021		2020	2019	2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$45.65		$58.91	$41.43		$39.55	$32.32	$35.28		$33.38

Net investment income(a)	0.29		0.61	1.08	(b)	0.63	0.64	0.04		0.59
Net realized and unrealized gain (loss) on investments	4.44		(12.91)	17.06		1.86	7.26	(3.00)		1.92

Total from investment operations	4.73		(12.30)	18.14		2.49	7.90	(2.96)		2.51

Distributions to shareholders from:
Net investment income	(0.68)		(0.96)	(0.66)		(0.61)	(0.67)	-		(0.61)

Transaction fees(a)	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	-

Net asset value at end of period	$49.70		$45.65	$58.91		$41.43	$39.55	$32.32		$35.28

Market price at end of period(d)	$49.65		$45.66	$59.04		$41.54	$39.54	$32.27		$35.23

Net Asset Value Total Return(e)	10.46%		(21.21)%	44.25%		6.31%	25.10%	(8.39)%		7.51%
Market Price Total Return(e)	10.32%		(21.37)%	44.18%		6.62%	25.27%	(8.40)%		7.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$976,132		$932,994	$1,199,341		$710,871	$741,918	$531,298		$594,105
Ratio to average net assets of:
Expenses	0.57	%(f)	0.57%	0.57%		0.57%	0.59%	0.60	%(f)	0.62%
Net investment income	1.20	%(f)	1.20%	2.08	%(b)	1.61%	1.82%	0.67	%(f)	1.71%
Portfolio turnover rate(g)	13%		35%	15%		15%	13%	5%		13%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.62 and 1.18%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P International Developed Quality ETF (IDHQ)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$22.23		$31.38	$25.01	$24.47	$21.36		$23.50

Net investment income(a)	0.40		0.76	0.63	0.46	0.54		0.58
Net realized and unrealized gain (loss) on investments	4.64		(9.05)	6.39	0.55	3.16		(2.18)

Total from investment operations	5.04		(8.29)	7.02	1.01	3.70		(1.60)

Distributions to shareholders from:
Net investment income	(0.31)		(0.86)	(0.65)	(0.47)	(0.59)		(0.54)

Transaction fees(a)(b)	0.00		0.00	0.00	0.00	0.00		0.00

Net asset value at end of period	$26.96		$22.23	$31.38	$25.01	$24.47		$21.36

Market price at end of period(c)	$27.03		$22.23	$31.53	$25.00	$24.53		$21.31

Net Asset Value Total Return(d)	22.79%		(26.69)%	28.19%	4.42%	17.58%		(7.00)%
Market Price Total Return(d)	23.10%		(27.04)%	28.85%	4.09%	18.14%		(8.05)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$163,100		$92,266	$114,522	$100,021	$47,726		$32,039
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.31	%(f)	0.29%
Net investment income	3.14	%(e)	2.85%	2.09%	1.83%	2.38	%(f)	2.47%
Portfolio turnover rate(g)	20%		62%	61%	42%	54%		54%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco China Technology ETF (CQQQ)	“China Technology ETF”

Invesco DWA Developed Markets Momentum ETF (PIZ)	“DWA Developed Markets Momentum ETF”

Invesco DWA Emerging Markets Momentum ETF (PIE)	“DWA Emerging Markets Momentum ETF”

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	“FTSE RAFI Developed Markets ex-U.S. ETF”

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF”

Invesco FTSE RAFI Emerging Markets ETF (PXH)	“FTSE RAFI Emerging Markets ETF”

Invesco Global Clean Energy ETF (PBD)	“Global Clean Energy ETF”

Invesco Global Water ETF (PIO)	“Global Water ETF”

Invesco International BuyBack AchieversTM ETF (IPKW)	“International BuyBack AchieversTM ETF”

Invesco MSCI Global Timber ETF (CUT)	“MSCI Global Timber ETF”

Invesco MSCI Green Building ETF (GBLD)	“MSCI Green Building ETF”

Invesco S&P Global Water Index ETF (CGW)	“S&P Global Water Index ETF”

Invesco S&P International Developed Quality ETF (IDHQ)	“S&P International Developed Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange

China Technology ETF	NYSE Arca, Inc.

DWA Developed Markets Momentum ETF	The Nasdaq Stock Market LLC

DWA Emerging Markets Momentum ETF	The Nasdaq Stock Market LLC

FTSE RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.

FTSE RAFI Emerging Markets ETF	NYSE Arca, Inc.

Global Clean Energy ETF	NYSE Arca, Inc.

Global Water ETF	The Nasdaq Stock Market LLC

International BuyBack AchieversTM ETF	The Nasdaq Stock Market LLC

MSCI Global Timber ETF	NYSE Arca, Inc.

MSCI Green Building ETF	NYSE Arca, Inc.

S&P Global Water Index ETF	NYSE Arca, Inc.

S&P International Developed Quality ETF	NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

China Technology ETF	FTSE China Incl A 25% Technology Capped Index

DWA Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index

DWA Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index

FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFITM Developed ex U.S. 1000 Index

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index

FTSE RAFI Emerging Markets ETF	FTSE RAFITM Emerging Index

Global Clean Energy ETF	WilderHill New Energy Global Innovation Index

Global Water ETF	Nasdaq OMX Global Water IndexSM

International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index

MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index

MSCI Green Building ETF	MSCI Global Green Building Index

S&P Global Water Index ETF	S&P Global Water Index

S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the

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closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per

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share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2023, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes,

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brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, each Fund (except for DWA Developed Markets Momentum ETF, DWA Emerging Markets Momentum ETF, FTSE RAFI Developed Markets ex-U.S. ETF, FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and International BuyBack AchieversTM ETF) had affiliated securities lending transactions with Invesco. Fees paid to

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Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

China Technology ETF	$1,360

FTSE RAFI Emerging Markets ETF	319

Global Clean Energy ETF	65,273

Global Water ETF	193

MSCI Global Timber ETF	276

MSCI Green Building ETF	29

S&P Global Water Index ETF	2,876

S&P International Developed Quality ETF	3

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates

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that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events, such as disease outbreaks and pandemics, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

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Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Green Building Investing Risk. Companies involved in “green building” face many of the risk factors associated generally with the building and construction industry, including that such companies may be significantly affected by changes in government spending or regulation, zoning laws, economic conditions and world events, interest rates, taxation, real estate values and overbuilding. Such companies may be impacted by the supply and demand both for their specific products or services and for industrial sector products in general. In addition, such companies face risks specific to sustainable or “green” building, including: building costs may be more expensive for green buildings as compared to conventional buildings; green construction materials may not be readily available; the costs associated with obtaining third-party certification; and the failure to continue to meet certification standards. The technology and methods for green building are relatively new, and there is uncertainty surrounding the longevity and warranty of new products and/or the use of relatively untested materials. Moreover, there remains uncertainty about how the regulatory environment might evolve with respect to green building.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Timber ETF, MSCI Green Building ETF and S&P Global Water Index ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

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Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Thematic Investing Risk. Certain Funds rely on the index provider for their respective Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. A Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that an index provider evaluates environmental, social and governance (“ESG”) factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact a Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in an Underlying Index. There is no guarantee that an Underlying Index will reflect complete exposure to any particular environmental theme.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

China Technology ETF	0.70%

DWA Developed Markets Momentum ETF	0.80%

DWA Emerging Markets Momentum ETF	0.90%

FTSE RAFI Developed Markets ex-U.S. ETF	0.45%

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.49%

FTSE RAFI Emerging Markets ETF	0.49%

Global Clean Energy ETF	0.75%

Global Water ETF	0.75%

International BuyBack AchieversTM ETF	0.55%

MSCI Green Building ETF	0.39%

S&P International Developed Quality ETF	0.29%

Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:

Management Fees
(as a % of average daily net assets)

MSCI Global Timber ETF	0.50%

S&P Global Water Index ETF	0.50%

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each of MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i)

98

changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2025. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2025. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for S&P Global Water Index ETF.

Expense Cap

MSCI Global Timber ETF	0.55%

S&P Global Water Index ETF	0.63%

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended April 30, 2023, the Adviser waived fees for each Fund in the following amounts:

China Technology ETF	$1,080

DWA Developed Markets Momentum ETF	15

DWA Emerging Markets Momentum ETF	104

FTSE RAFI Developed Markets ex-U.S. ETF	261

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	195

FTSE RAFI Emerging Markets ETF	3,071

Global Clean Energy ETF	58

Global Water ETF	34

International BuyBack AchieversTM ETF	5

MSCI Global Timber ETF	46,320

MSCI Green Building ETF	129

S&P Global Water Index ETF	195

S&P International Developed Quality ETF	20

The fees waived and/or expenses borne by the Adviser for MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule as of April 30, 2023 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	10/31/23	10/31/24	10/31/25	10/31/26
MSCI Global Timber ETF	$260,037	$70,925	$81,775	$62,435	$44,902

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

China Technology ETF	FTSE International Ltd.

DWA Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC

DWA Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC

FTSE RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.

FTSE RAFI Emerging Markets ETF	FTSE International Ltd.

Global Clean Energy ETF	WilderHill New Energy Finance, LLC

Global Water ETF	Nasdaq, Inc.

International BuyBack AchieversTM ETF	Nasdaq, Inc.

MSCI Global Timber ETF	MSCI, Inc.

MSCI Green Building ETF	MSCI, Inc.

S&P Global Water Index ETF	S&P Dow Jones Indices LLC

S&P International Developed Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

DWA Developed Markets Momentum ETF	$6,886

DWA Emerging Markets Momentum ETF	1,375

FTSE RAFI Developed Markets ex-U.S. ETF	17,784

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	14,243

FTSE RAFI Emerging Markets ETF	9,557

Global Clean Energy ETF	29,316

Global Water ETF	3,470

International BuyBack AchieversTM ETF	1,222

MSCI Global Timber ETF	696

MSCI Green Building ETF	47

S&P Global Water Index ETF	5,552

S&P International Developed Quality ETF	103

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

100

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

China Technology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$874,124,688	$-	$-	$874,124,688

Money Market Funds	-	26,591,189	-	26,591,189

Total Investments	$874,124,688	$26,591,189	$-	$900,715,877

DWA Developed Markets Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$138,241,734	$-	$-	$138,241,734

Money Market Funds	-	13,240,767	-	13,240,767

Total Investments	$138,241,734	$13,240,767	$-	$151,482,501

DWA Emerging Markets Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$150,621,198	$-	$0	$150,621,198

Money Market Funds	-	1,990,537	-	1,990,537

Total Investments	$150,621,198	$1,990,537	$0	$152,611,735

FTSE RAFI Developed Markets ex-U.S. ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,610,636,429	$-	$0	$1,610,636,429

Money Market Funds	-	149,855,529	-	149,855,529

Total Investments	$1,610,636,429	$149,855,529	$0	$1,760,491,958

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Investments in Securities

Common Stocks & Other Equity Interests	$560,591,119	$843,256	$-	$561,434,375

Money Market Funds	-	86,676,008	-	86,676,008

Total Investments	$560,591,119	$87,519,264	$-	$648,110,383

FTSE RAFI Emerging Markets ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,294,072,930	$-	$963,880	$1,295,036,810

Money Market Funds	3,952,866	38,284,910	-	42,237,776

Total Investments	$1,298,025,796	$38,284,910	$963,880	$1,337,274,586

Global Clean Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$200,118,523	$-	$0	$200,118,523

Money Market Funds	-	64,222,832	-	64,222,832

Total Investments	$200,118,523	$64,222,832	$0	$264,341,355

Global Water ETF

Investments in Securities

Common Stocks & Other Equity Interests	$281,222,627	$-	$-	$281,222,627

Money Market Funds	381,995	20,734,490	-	21,116,485

Total Investments	$281,604,622	$20,734,490	$-	$302,339,112

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	Level 1	Level 2	Level 3	Total

International BuyBack AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$82,320,449	$-	$-	$82,320,449

Money Market Funds	-	2,707,764	-	2,707,764

Total Investments	$82,320,449	$2,707,764	$-	$85,028,213

MSCI Global Timber ETF

Investments in Securities

Common Stocks & Other Equity Interests	$58,871,917	$-	$19,364	$58,891,281

Exchange-Traded Funds	370,445	-	-	370,445

Money Market Funds	-	14,963,815	-	14,963,815

Total Investments	$59,242,362	$14,963,815	$19,364	$74,225,541

MSCI Green Building ETF

Investments in Securities

Common Stocks & Other Equity Interests	$5,895,419	$-	$-	$5,895,419

Exchange-Traded Funds	45,573	-	-	45,573

Money Market Funds	-	597,229	-	597,229

Total Investments	$5,940,992	$597,229	$-	$6,538,221

S&P Global Water Index ETF

Investments in Securities

Common Stocks & Other Equity Interests	$975,234,028	$-	$-	$975,234,028

Money Market Funds	-	95,132,736	-	95,132,736

Total Investments	$975,234,028	$95,132,736	$-	$1,070,366,764

S&P International Developed Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$162,690,960	$-	$-	$162,690,960

Money Market Funds	-	20,436,004	-	20,436,004

Total Investments	$162,690,960	$20,436,004	$-	$183,126,964

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

China Technology ETF	$217,640,677	$279,587,560	$497,228,237

DWA Developed Markets Momentum ETF	169,465,765	-	169,465,765

DWA Emerging Markets Momentum ETF	156,900,695	-	156,900,695

FTSE RAFI Developed Markets ex-U.S. ETF	1,017,717	115,241,430	116,259,147

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	8,184,414	43,060,212	51,244,626

FTSE RAFI Emerging Markets ETF	16,665,721	187,036,402	203,702,123

Global Clean Energy ETF	66,912,051	101,489,479	168,401,530

Global Water ETF	50,900,586	13,959,253	64,859,839

International BuyBack AchieversTM ETF	56,476,910	7,881,518	64,358,428

MSCI Global Timber ETF	11,902,078	7,311,285	19,213,363

MSCI Green Building ETF	70,993	133,298	204,291

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	No expiration
	Short-Term	Long-Term	Total*

S&P Global Water Index ETF	$34,455,780	$10,532,037	$44,987,817

S&P International Developed Quality ETF	19,447,843	4,302,878	23,750,721

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

China Technology ETF	$228,414,992	$247,441,462

DWA Developed Markets Momentum ETF	97,629,103	97,489,670

DWA Emerging Markets Momentum ETF	104,516,454	99,914,255

FTSE RAFI Developed Markets ex-U.S. ETF	165,679,639	143,425,229

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	152,300,172	152,103,886

FTSE RAFI Emerging Markets ETF	209,098,890	268,266,402

Global Clean Energy ETF	83,698,307	88,805,424

Global Water ETF	40,404,694	40,262,015

International BuyBack AchieversTM ETF	15,522,772	16,281,968

MSCI Global Timber ETF	3,239,097	3,640,953

MSCI Green Building ETF	520,921	399,227

S&P Global Water Index ETF	128,554,696	135,690,685

S&P International Developed Quality ETF	26,133,714	24,051,768

For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

China Technology ETF	$22,581,803	$35,280,152

DWA Developed Markets Momentum ETF	20,961,368	2,852,932

DWA Emerging Markets Momentum ETF	9,085,380	7,415,822

FTSE RAFI Developed Markets ex-U.S. ETF	224,701,205	-

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	9,638,110	24,463,698

FTSE RAFI Emerging Markets ETF	1,011,868	35,281,217

Global Clean Energy ETF	-	11,393,752

Global Water ETF	-	10,985,045

International BuyBack AchieversTM ETF	3,216,185	11,218,553

MSCI Global Timber ETF	-	1,436,403

MSCI Green Building ETF	800,750	-

S&P Global Water Index ETF	55,043,415	97,262,419

S&P International Developed Quality ETF	47,579,477	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

China Technology ETF	$85,711,460	$(279,223,402)	$(193,511,942)	$1,094,227,819

DWA Developed Markets Momentum ETF	18,934,632	(1,848,345)	17,086,287	134,396,214

DWA Emerging Markets Momentum ETF	19,864,806	(4,546,389)	15,318,417	137,293,318

FTSE RAFI Developed Markets ex-U.S. ETF	208,467,327	(123,692,799)	84,774,528	1,675,717,430

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	52,033,852	(66,672,315)	(14,638,463)	662,748,846

FTSE RAFI Emerging Markets ETF	201,937,977	(308,397,226)	(106,459,249)	1,443,733,835

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			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

Global Clean Energy ETF	$17,972,781	$(70,006,701)	$(52,033,920)	$316,375,275

Global Water ETF	47,398,366	(10,239,438)	37,158,928	265,180,184

International BuyBack AchieversTM ETF	5,266,433	(8,196,328)	(2,929,895)	87,958,108

MSCI Global Timber ETF	9,053,975	(9,110,194)	(56,219)	74,281,760

MSCI Green Building ETF	93,092	(1,759,459)	(1,666,367)	8,204,588

S&P Global Water Index ETF	190,680,038	(21,837,828)	168,842,210	901,524,554

S&P International Developed Quality ETF	15,870,306	(6,638,955)	9,231,351	173,895,613

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund except MSCI Global Timber ETF and S&P Global Water Index ETF. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of Invesco MSCI Global Timber ETF and Invesco S&P Global Water Index ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco China Technology ETF, Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International BuyBack Achievers™ ETF, Invesco MSCI Green Building ETF and Invesco S&P International Developed Quality ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2022	April 30, 2023	Six-Month Period	Six-Month Period(1)
Invesco China Technology ETF (CQQQ)

Actual	$1,000.00	$1,304.20	0.70%	$4.00

Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51

Invesco DWA Developed Markets Momentum ETF (PIZ)

Actual	1,000.00	1,181.00	0.80	4.33

Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
Invesco DWA Emerging Markets Momentum ETF (PIE)

Actual	1,000.00	1,161.30	0.90	4.82

Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

Actual	1,000.00	1,217.10	0.45	2.47

Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

105

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2022	April 30, 2023	Six-Month Period	Six-Month Period(1)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Actual	$1,000.00	$1,196.30	0.49%	$2.67

Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

Invesco FTSE RAFI Emerging Markets ETF (PXH)

Actual	1,000.00	1,178.10	0.49	2.65

Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

Invesco Global Clean Energy ETF (PBD)

Actual	1,000.00	1,003.60	0.75	3.73

Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

Invesco Global Water ETF (PIO)

Actual	1,000.00	1,144.00	0.75	3.99

Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

Invesco International BuyBack AchieversTM ETF (IPKW)

Actual	1,000.00	1,149.30	0.55	2.93

Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76

Invesco MSCI Global Timber ETF (CUT)

Actual	1,000.00	1,028.70	0.61	3.07

Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06

Invesco MSCI Green Building ETF (GBLD)

Actual	1,000.00	1,059.30	0.39	1.99

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

Invesco S&P Global Water Index ETF (CGW)

Actual	1,000.00	1,104.60	0.57	2.97

Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.57	2.86

Invesco S&P International Developed Quality ETF (IDHQ)

Actual	1,000.00	1,227.90	0.29	1.60

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

106

Approval of Investment Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco PureBetaSM MSCI USA Small Cap ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized	Invesco PureBetaSM US Aggregate Bond ETF
Commerce ETF	Invesco Russell 1000 Equal Weight ETF
Invesco Alerian Galaxy Crypto Economy ETF	Invesco S&P 500® Enhanced Value ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF
Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 QVM Multi-factor ETF
Invesco ESG NASDAQ 100 ETF	Invesco S&P 500 Revenue ETF
Invesco ESG NASDAQ Next Gen 100 ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco ESG S&P 500 Equal Weight ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P International Developed Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P International Developed Momentum ETF
Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P International Developed Quality ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco Global Clean Energy ETF	Invesco S&P MidCap Low Volatility ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco Global Water ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco International BuyBack Achievers™ ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Health Care ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap Industrials ETF
Invesco MSCI Green Building ETF	Invesco S&P SmallCap Information Technology ETF
Invesco NASDAQ 100 ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco Nasdaq Biotechnology ETF	Invesco S&P SmallCap Materials ETF
Invesco NASDAQ Next Gen 100 ETF	Invesco S&P SmallCap Quality ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PHLX Semiconductor ETF	Invesco Senior Loan ETF
Invesco Preferred ETF	Invesco Taxable Municipal Bond ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco Treasury Collateral ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco Variable Rate Preferred ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco VRDO Tax-Free ETF
Invesco PureBetaSM MSCI USA ETF

Also at the April 18, 2023 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

107

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2022, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates the Sub-Advisers (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;

●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;

●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;

●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

108

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;

●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

●	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;

●	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF and Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;

●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;

●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;

●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and

●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The

109

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco 1-30 Laddered Treasury ETF			X

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X

Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco ESG NASDAQ 100 ETF			X

Invesco ESG NASDAQ Next Gen 100 ETF	X		X

Invesco ESG S&P 500 Equal Weight ETF	X		X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF			X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF	X	N/A	X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF			X

Invesco NASDAQ 100 ETF	X	X	X

Invesco Nasdaq Biotechnology ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco PHLX Semiconductor ETF	X	X	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X

Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X

Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

110

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco S&P 500 Enhanced Value ETF	X	X	X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X	X	X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF	X		X

Invesco S&P 500 QVM Multi-factor ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed Low Volatility ETF	X	X	X

Invesco S&P International Developed Momentum ETF	X		X

Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X

Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF	X		X

Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF			X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X		X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X		X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF		N/A	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free ETF		N/A	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Senior Loan ETF’s, Invesco MSCI Green Building ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco International Corporate Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the

111

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis. For Invesco PureBetaSM FTSE Developed ex-North America ETF, Invesco PureBetaSM FTSE Emerging Markets ETF, Invesco PureBetaSM MSCI USA Small Cap ETF and Invesco PureBetaSM US Aggregate Bond ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Investment Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 18, 2023. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

112

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 24 and April 18, 2023 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2023 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

113

Approval of Investment Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2022, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF. The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2025, as set forth below:

●	0.55% for Invesco MSCI Global Timber ETF;

●	0.63% for Invesco S&P Global Water Index ETF; and

●	0.65% for Invesco Solar ETF.

The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as illustrated in the table

114

Approval of Investment Advisory Contracts–(continued)

below. The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.

Equal
	to/Lower	Equal to/Lower	Lower than
	than ETF	than Open-End	Open-End
	Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median	Peer Median

Invesco MSCI Global Timber ETF	X		X
Invesco S&P Global Water Index ETF	X	X	X

Invesco Solar ETF		X	X

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.

Equal
	to/Lower	Equal to/Lower	Lower than
	than ETF	than Open-End	Open-End
	Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median	Peer Median

Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X

Invesco Solar ETF		X	X

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to that of Invesco Solar ETF. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee

115

Approval of Investment Advisory Contracts–(continued)

waivers. The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

116

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-8	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

April 30, 2023

PBTP   Invesco PureBetaSM 0-5 Yr US TIPS ETF

PBDM  Invesco PureBetaSM FTSE Developed ex-North America ETF

PBEE   Invesco PureBetaSM FTSE Emerging Markets ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

April 30, 2023

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.86%
U.S. Treasury Inflation – Indexed Bonds-15.98%(a)
2.38%, 01/15/2025	$4,014,579	$4,039,141
2.00%, 01/15/2026	2,751,371	2,780,180
2.38%, 01/15/2027	2,200,823	2,275,371
1.75%, 01/15/2028	2,041,863	2,083,919
3.63%, 04/15/2028	2,796,702	3,108,575

		14,287,186

U.S. Treasury Inflation – Indexed Notes-83.88%(a)
0.38%, 07/15/2023	4,763,673	4,761,167
0.63%, 01/15/2024	4,758,015	4,691,990
0.50%, 04/15/2024	3,483,392	3,409,691
0.13%, 07/15/2024	4,704,170	4,587,159
0.13%, 10/15/2024	3,704,383	3,602,163
0.25%, 01/15/2025	4,678,598	4,541,991
0.13%, 04/15/2025	3,753,214	3,622,956
0.38%, 07/15/2025	4,673,649	4,549,768
0.13%, 10/15/2025	3,598,090	3,477,080
0.63%, 01/15/2026	4,862,330	4,740,945
0.13%, 04/15/2026	4,105,650	3,934,196
0.13%, 07/15/2026	4,155,504	3,996,155
0.13%, 10/15/2026	3,803,968	3,644,217

	Principal Amount	Value
U.S. Treasury Inflation – Indexed Notes-(continued)
0.38%, 01/15/2027	$4,330,913	$4,168,845
0.13%, 04/15/2027	3,801,491	3,614,429
0.38%, 07/15/2027	4,079,223	3,934,817
1.63%, 10/15/2027	3,649,654	3,709,911
0.50%, 01/15/2028	4,287,975	4,133,053
1.25%, 04/15/2028	1,897,619	1,896,749

		75,017,282

Total U.S. Treasury Securities (Cost $93,660,008)		89,304,468

	Shares
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(b)(c) (Cost $51,181)	51,181	51,181

TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $93,711,189)		89,355,649
OTHER ASSETS LESS LIABILITIES-0.08%		75,954

NET ASSETS-100.00%		$89,431,603

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2J.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$59,418	$2,358,521	$(2,366,758)	$-	$-	$51,181	$1,504

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,031,059	1,301	(1,032,360)	-	-	-	1	*

Invesco Private Prime Fund	2,651,295	7,235	(2,658,530)	-	-	-	1	*

Total	$3,741,772	$2,367,057	$(6,057,648)	$-	$-	$51,181	$1,506

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)–(continued)

April 30, 2023

(Unaudited)

  Portfolio Composition

  Duration Breakdown (% of the Fund’s Net Assets)

  as of April 30, 2023

Maturing in 0-5 Years	99.86

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-98.76%
Australia-7.60%
Adbri Ltd.	313	$328
AGL Energy Ltd.	386	2,117
Allkem Ltd.(a)	400	3,238
ALS Ltd.	316	2,738
Altium Ltd.	80	2,018
Alumina Ltd.(b)	1,664	1,671
AMP Ltd.	2,023	1,517
Ampol Ltd.	146	2,888
Ansell Ltd.	74	1,309
ANZ Group Holdings Ltd.	1,985	31,942
APA Group	789	5,360
Aristocrat Leisure Ltd.	444	11,123
ASX Ltd.	121	5,475
Atlas Arteria Ltd.	954	4,123
Aurizon Holdings Ltd.	1,171	2,647
Bank of Queensland Ltd.(b)	438	1,679
Beach Energy Ltd.	1,164	1,131
Bendigo & Adelaide Bank Ltd.(b)	362	2,067
BHP Group Ltd.	4,094	120,125
BlueScope Steel Ltd.	299	3,926
Boral Ltd.(a)(b)	233	634
Brambles Ltd.	918	8,645
carsales.com Ltd.	242	3,800
Challenger Ltd.	438	1,745
Charter Hall Group	301	2,214
Cleanaway Waste Management Ltd.	1,469	2,349
Cochlear Ltd.	38	6,194
Coles Group Ltd.	844	10,151
Commonwealth Bank of Australia	1,362	89,432
Computershare Ltd.	369	5,462
CSL Ltd.	342	67,934
CSR Ltd.	313	1,086
Deterra Royalties Ltd.	285	866
Dexus	719	3,697
Domain Holdings Australia Ltd.	176	387
Domino’s Pizza Enterprises Ltd.	31	1,033
Downer EDI Ltd.	445	1,044
EBOS Group Ltd.	116	3,174
Endeavour Group Ltd.	902	4,047
Evolution Mining Ltd.	1,138	2,677
Flight Centre Travel Group Ltd.(a)(b)	114	1,482
Fortescue Metals Group Ltd.	1,057	14,627
Glencore PLC	8,402	49,529
Goodman Group	1,228	15,671
GPT Group (The)	1,276	3,719
Harvey Norman Holdings Ltd.(b)	391	933
IDP Education Ltd.	108	2,010
IGO Ltd.	422	3,835
Iluka Resources Ltd.	269	1,950
Incitec Pivot Ltd.	1,281	2,700
Insignia Financial Ltd.	409	803
Insurance Australia Group Ltd.	1,645	5,414
James Hardie Industries PLC, CDI	292	6,463
JB Hi-Fi Ltd.	66	1,939
Lendlease Corp. Ltd.	465	2,289
Lottery Corp. Ltd. (The)	1,489	4,959
Lynas Rare Earths Ltd.(a)	601	2,554

	Shares	Value
Australia-(continued)
Macquarie Group Ltd.	238	$28,720
Magellan Financial Group Ltd.(b)	97	521
Medibank Pvt. Ltd.	1,826	4,296
Metcash Ltd.(b)	628	1,619
Mineral Resources Ltd.	99	4,820
Mirvac Group	2,611	4,158
National Australia Bank Ltd.	2,898	55,233
New Hope Corp. Ltd.	170	597
Newcrest Mining Ltd.	593	11,333
NEXTDC Ltd.(a)	294	2,230
Northern Star Resources Ltd.	742	6,600
Nufarm Ltd.	244	898
Orica Ltd.	289	3,094
Origin Energy Ltd.	1,133	6,245
Orora Ltd.	564	1,278
Perpetual Ltd.	77	1,248
Pilbara Minerals Ltd.	1,845	5,170
Platinum Asset Management Ltd.	337	391
Pro Medicus Ltd.	39	1,583
Qantas Airways Ltd.(a)	524	2,285
QBE Insurance Group Ltd.	995	10,080
Qube Holdings Ltd.	1,092	2,215
Ramsay Health Care Ltd.	111	4,744
REA Group Ltd.(b)	26	2,421
Reece Ltd.	154	1,855
Region RE Ltd.	767	1,247
Rio Tinto Ltd.	246	18,248
Rio Tinto PLC	951	60,351
Santos Ltd.	2,012	9,400
Scentre Group	3,451	6,568
SEEK Ltd.	222	3,583
Seven Group Holdings Ltd.	86	1,348
Sonic Healthcare Ltd.	309	7,237
South32 Ltd.	3,057	8,566
Star Entertainment Group Ltd. (The)(a)(b)	925	776
Steadfast Group Ltd.	667	2,614
Stockland	1,590	4,676
Suncorp Group Ltd.	832	6,862
Tabcorp Holdings Ltd.	1,510	1,048
Telstra Group Ltd.	2,709	7,823
TPG Telecom Ltd.	235	834
Transurban Group	2,040	20,209
Treasury Wine Estates Ltd.	475	4,373
Vicinity Ltd.	2,514	3,489
Washington H Soul Pattinson & Co. Ltd.	172	3,575
Wesfarmers Ltd.	744	25,552
Westpac Banking Corp.	2,607	38,712
Whitehaven Coal Ltd.	496	2,360
WiseTech Global Ltd.	113	5,120
Woodside Energy Group Ltd.	1,255	27,933
Woolworths Group Ltd.	815	20,914
Worley Ltd.	262	2,604
Yancoal Australia Ltd.	98	360

		1,004,886

Austria-0.22%
ANDRITZ AG	37	2,404
Erste Group Bank AG	223	8,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Austria-(continued)
Mondi PLC(b)	331	$5,263
OMV AG	88	4,162
Raiffeisen Bank International AG(a)	76	1,167
Telekom Austria AG	82	641
Verbund AG	48	4,287
voestalpine AG	89	3,083

		29,109

Belgium-0.82%
Ackermans & van Haaren N.V.	27	4,757
Ageas S.A./N.V.	126	5,618
Anheuser-Busch InBev S.A./N.V.	563	36,734
D’Ieteren Group	3	565
Elia Group S.A./N.V.	18	2,472
Groupe Bruxelles Lambert N.V.	73	6,552
KBC Group N.V.	187	13,374
Lotus Bakeries N.V.	2	13,822
Proximus SADP	99	845
Sofina S.A.(b)	19	4,359
Solvay S.A., Class A(b)	37	4,446
UCB S.A.(b)	68	6,338
Umicore S.A.	149	4,895
Warehouses De Pauw C.V.A.	102	3,054

		107,831

Brazil-0.03%
Yara International ASA	107	4,292

Burkina Faso-0.02%
Endeavour Mining PLC	117	3,026

Cambodia-0.01%
NagaCorp Ltd.(a)	1,074	867

Chile-0.03%
Antofagasta PLC(b)	232	4,259

China-0.57%
AAC Technologies Holdings, Inc.(a)	463	973
BOC Aviation Ltd.(c)	126	995
BOC Hong Kong Holdings Ltd.	2,422	7,621
Budweiser Brewing Co. APAC Ltd.(c)	1,138	3,276
China Travel International Investment Hong Kong Ltd.(a)(b)	1,615	344
Chow Tai Fook Jewellery Group Ltd.	1,170	2,340
ESR Group Ltd.(c)	1,323	2,059
Huabao International Holdings Ltd.	655	308
HUTCHMED China Ltd.(a)	302	925
Kerry Logistics Network Ltd.	147	208
Lenovo Group Ltd.	4,830	4,935
MMG Ltd.(a)	1,598	582
Nexteer Automotive Group Ltd.	548	306
Prosus N.V.	504	37,764
Shangri-La Asia Ltd.(a)	796	733
SITC International Holdings Co. Ltd.	813	1,498
Want Want China Holdings Ltd.	2,879	1,834
Wharf Holdings Ltd. (The)	684	1,563
Wilmar International Ltd.	1,408	4,148
Xinyi Glass Holdings Ltd.	1,340	2,441

		74,853

Denmark-2.67%
AP Moller - Maersk A/S, Class A(b)	2	3,570
AP Moller - Maersk A/S, Class B	3	5,419

	Shares	Value
Denmark-(continued)
Carlsberg A/S, Class B	61	$10,097
Chr. Hansen Holding A/S	62	4,829
Coloplast A/S, Class B	99	14,268
Danske Bank A/S(a)	433	9,143
Demant A/S(a)	63	2,701
DSV A/S, (Acquired 10/26/2021 - 10/26/2021; Cost $29,759)(d)	126	23,711
Genmab A/S(a)	45	18,530
H Lundbeck A/S	164	869
H Lundbeck A/S, Class A	41	206
Novo Nordisk A/S, Class B	1,214	202,222
Novozymes A/S, Class B	144	7,495
Orsted A/S(c)	123	11,051
Pandora A/S	63	5,825
Rockwool A/S, Class B	30	7,254
Royal Unibrew A/S	21	1,878
Tryg A/S	237	5,599
Vestas Wind Systems A/S(a)	674	18,615

		353,282

Finland-0.99%
Elisa OYJ	99	6,155
Fortum OYJ	285	4,257
Huhtamaki OYJ(b)	64	2,306
Kesko OYJ, Class B	192	4,007
Kojamo OYJ	119	1,481
Kone OYJ, Class B	221	12,614
Metso Outotec OYJ	402	4,438
Neste OYJ	272	13,195
Nokia OYJ	3,739	15,859
Nordea Bank Abp	2,307	25,597
Orion OYJ, Class B	68	3,200
Sampo OYJ, Class A	297	15,070
Stora Enso OYJ, Class R	383	4,862
UPM-Kymmene OYJ	348	11,103
Valmet OYJ(b)	103	3,482
Wartsila OYJ Abp	322	3,733

		131,359

France-10.16%
Accor S.A.(a)	124	4,397
Adevinta ASA, Class B(a)	186	1,427
Aeroports de Paris(a)	20	3,182
Air Liquide S.A.	448	80,708
Airbus SE(b)	384	53,899
ALD S.A.(c)	83	1,000
Alstom S.A.(b)	213	5,347
Amundi S.A.(c)	32	2,097
Arkema S.A.	38	3,760
AXA S.A.(b)	1,738	56,737
BioMerieux	17	1,781
BNP Paribas S.A.	1,007	65,136
Bollore SE	646	4,365
Bouygues S.A.(b)	135	4,948
Bureau Veritas S.A.	182	5,252
Capgemini SE	176	32,041
Carrefour S.A.	383	7,975
Cie de L’Odet SE	2	3,528
Cie de Saint-Gobain	314	18,172
Cie Generale des Etablissements Michelin S.C.A.	477	15,182
Covivio S.A.	25	1,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
France-(continued)
Credit Agricole S.A.	794	$9,716
Danone S.A.	418	27,684
Dassault Aviation S.A.	4	783
Dassault Systemes SE	453	18,339
Edenred	170	11,058
Eiffage S.A.	56	6,671
ENGIE S.A.(b)	1,097	17,580
EssilorLuxottica S.A.	275	54,466
Eurazeo SE	43	3,069
Gecina S.A.	32	3,565
Getlink SE	231	4,325
Hermes International	22	47,770
ICADE	19	892
Ipsen S.A.	30	3,643
JCDecaux SE(a)	48	1,064
Kering S.A.	48	30,719
Klepierre S.A.(b)	117	2,966
La Francaise des Jeux SAEM(c)	64	2,737
Legrand S.A.	178	16,841
L’Oreal S.A.	175	83,607
LVMH Moet Hennessy Louis Vuitton SE	198	190,394
Neoen S.A.(c)	53	1,592
Orange S.A.	1,274	16,619
Pernod Ricard S.A.	146	33,752
Publicis Groupe S.A.	144	11,783
Remy Cointreau S.A.	11	1,905
Renault S.A.(a)	139	5,161
Rexel S.A.	154	3,570
Safran S.A.	243	37,810
Sartorius Stedim Biotech	7	1,874
Schneider Electric SE	460	80,147
SCOR SE	100	2,586
SEB S.A.	9	1,031
Societe Generale S.A.	478	11,623
Sodexo S.A.	68	7,297
SOITEC(a)	11	1,624
Teleperformance	36	7,186
Thales S.A.	77	11,765
TotalEnergies SE	1,867	119,424
Ubisoft Entertainment S.A.(a)	56	1,638
Unibail-Rodamco-Westfield(a)(b)	62	3,322
Valeo	162	3,159
Veolia Environnement S.A.	410	12,986
Vinci S.A.(b)	335	41,496
Vivendi SE(b)	449	4,934
Wendel SE	20	2,243
Worldline S.A.(a)(c)	174	7,565

		1,344,336

Germany-7.47%
adidas AG	104	18,306
Allianz SE	286	71,816
BASF SE	619	32,016
Bayer AG	649	42,818
Bayerische Motoren Werke AG	201	22,510
Bayerische Motoren Werke AG, Preference Shares	40	4,250
Bechtle AG	43	1,996
Beiersdorf AG	74	10,343
Brenntag SE	95	7,738

	Shares	Value
Germany-(continued)
Carl Zeiss Meditec AG, BR	13	$1,748
Commerzbank AG(a)	680	7,556
Continental AG	61	4,271
Covestro AG(a)(c)	121	5,315
CTS Eventim AG& Co. KGaA(a)	36	2,369
Daimler Truck Holding AG(a)	292	9,652
Deutsche Bank AG	1,356	14,885
Deutsche Boerse AG	127	24,242
Deutsche Lufthansa AG(a)	391	4,200
Deutsche Post AG	655	31,470
Deutsche Telekom AG	2,931	70,800
Deutsche Wohnen SE	21	475
DWS Group GmbH & Co. KGaA(c)	25	831
E.ON SE	1,463	19,390
Evonik Industries AG	135	2,945
Fielmann AG	6	311
Fraport AG Frankfurt Airport Services Worldwide(a)	36	1,934
Fresenius Medical Care AG& Co. KGaA	139	6,758
Fresenius SE & Co. KGaA	260	7,526
Fuchs Petrolub SE	25	813
Fuchs Petrolub SE, Preference Shares	35	1,383
GEA Group AG	113	5,307
Hannover Rueck SE	45	9,618
HeidelbergCement AG	101	7,645
Hella GmbH & Co. KGaA	3	254
HelloFresh SE(a)	102	2,728
Henkel AG& Co. KGaA	55	4,068
Henkel AG& Co. KGaA, Preference Shares	110	8,899
HOCHTIEF AG	21	1,756
Infineon Technologies AG	860	31,241
KION Group AG	48	1,983
Knorr-Bremse AG	45	3,152
Lanxess AG	64	2,604
LEG Immobilien SE	59	3,672
Mercedes-Benz Group AG	558	43,480
Merck KGaA	81	14,536
METRO AG(a)	82	697
MTU Aero Engines AG	41	10,759
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	100	37,591
Nemetschek SE	44	3,428
Puma SE	74	4,327
Rational AG	23	16,632
Rheinmetall AG	19	5,569
RWE AG	410	19,260
SAP SE	911	123,566
Sartorius AG	11	3,419
Sartorius AG, Preference Shares	10	3,882
Scout24 SE(c)	42	2,620
Siemens AG	635	104,385
Siemens Energy AG(a)	279	6,832
Siemens Healthineers AG(c)	197	12,271
Sixt SE	8	992
SUSE S.A.(a)	29	547
Symrise AG	86	10,392
Talanx AG	37	1,861
Telefonica Deutschland Holding AG	579	1,959
thyssenkrupp AG	316	2,269
Traton SE	20	462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Germany-(continued)
United Internet AG	66	$1,134
Volkswagen AG	30	5,033
Volkswagen AG, Preference Shares	130	17,751
Vonovia SE	460	9,966
Wacker Chemie AG	19	2,936
Zalando SE(a)(c)	143	5,868

		988,018

Hong Kong-2.29%
AIA Group Ltd.	9,390	101,617
ASMPT Ltd.	203	1,589
Bank of East Asia Ltd. (The)	643	845
Cafe de Coral Holdings Ltd.	268	374
Cathay Pacific Airways Ltd.(a)	668	644
Champion REIT	1,329	554
CK Asset Holdings Ltd.	1,281	7,556
CK Hutchison Holdings Ltd.	1,750	11,704
CK Infrastructure Holdings Ltd.	413	2,346
CLP Holdings Ltd.	1,085	8,072
Dah Sing Banking Group Ltd.	256	205
Dah Sing Financial Holdings Ltd.	97	248
DFI Retail Group Holdings Ltd.	214	642
Guotai Junan International Holdings Ltd.	1,722	145
Haitong International Securities Group Ltd.(a)(b)	1,907	160
Hang Lung Group Ltd.	544	955
Hang Lung Properties Ltd.	1,208	2,204
Hang Seng Bank Ltd.	488	7,217
Henderson Land Development Co. Ltd.	821	2,918
Hong Kong & China Gas Co. Ltd. (The)	7,255	6,433
Hong Kong Exchanges & Clearing Ltd.	846	34,918
Hongkong Land Holdings Ltd.	741	3,283
Hutchison Port Holdings Trust, Class U	3,313	626
Hutchison Telecommunications Hong Kong Holdings Ltd.	820	142
Hysan Development Co. Ltd.	413	1,165
Jardine Matheson Holdings Ltd.	116	5,591
Johnson Electric Holdings Ltd., Class H	273	304
Kerry Properties Ltd.	404	1,040
Link REIT	1,683	10,977
Man Wah Holdings Ltd.	1,005	842
Melco International Development Ltd.(a)	539	622
MTR Corp. Ltd.	927	4,623
New World Development Co. Ltd.	936	2,486
NWS Holdings Ltd.	942	815
Orient Overseas International Ltd.	80	1,618
PCCW Ltd.	2,690	1,402
Power Assets Holdings Ltd.	936	5,342
Prudential PLC	1,817	27,668
Sino Land Co. Ltd.	2,380	3,202
Sun Hung Kai Properties Ltd.	937	13,011
Super Hi International Holding Ltd.(a)	136	283
Swire Pacific Ltd., Class A	258	2,041
Swire Pacific Ltd., Class B	670	849
Swire Properties Ltd.	688	1,845
Techtronic Industries Co. Ltd.	866	9,311
United Energy Group Ltd.(a)	4,844	728
Vitasoy International Holdings Ltd.(b)	522	922
VTech Holdings Ltd.	100	599
WH Group Ltd.	5,209	2,893

	Shares	Value
Hong Kong-(continued)
Wharf Real Estate Investment Co. Ltd.	1,084	$6,228
Yue Yuen Industrial Holdings Ltd.	469	704

		302,508

Indonesia-0.00%
First Pacific Co. Ltd.	1,617	540

Ireland-0.63%
AIB Group PLC	765	3,292
Bank of Ireland Group PLC	700	7,241
CRH PLC	491	23,809
Flutter Entertainment PLC(a)	116	23,204
Glanbia PLC	115	1,746
Kerry Group PLC, Class A	93	9,799
Kingspan Group PLC	105	7,268
Smurfit Kappa Group PLC	172	6,361

		82,720

Israel-0.63%
Airport City Ltd.(a)	55	699
Alony Hetz Properties & Investments Ltd.(b)	80	624
Amot Investments Ltd.	105	553
Ashtrom Group Ltd.	29	454
Azrieli Group Ltd.	30	1,732
Bank Hapoalim BM	927	7,895
Bank Leumi Le-Israel BM	1,089	8,529
Bezeq The Israeli Telecommunication Corp. Ltd.	1,414	1,912
Big Shopping Centers Ltd.(a)	10	844
Delek Group Ltd.	11	1,179
Elbit Systems Ltd.	19	3,491
Elco Ltd.	20	688
Electra Ltd.(b)	10	4,262
Energix-Renewable Energies Ltd.	113	333
Enlight Renewable Energy Ltd.(a)	76	1,252
Fattal Holdings 1998 Ltd.(a)	13	1,153
First International Bank of Israel Ltd. (The)	40	1,439
Gav-Yam Lands Corp. Ltd.(b)	74	531
Harel Insurance Investments & Financial Services Ltd.	85	756
ICL Group Ltd.	485	2,968
Israel Corp. Ltd.(b)	20	5,775
Israel Discount Bank Ltd., Class A	917	4,501
Melisron Ltd.(b)	15	992
Mivne Real Estate KD Ltd.	470	1,305
Mizrahi Tefahot Bank Ltd.	100	3,245
Nice Ltd.(a)	52	10,656
Nova Ltd.(a)	30	2,741
OPC Energy Ltd.(a)	55	389
Phoenix Holdings Ltd. (The)	95	1,010
Shapir Engineering and Industry Ltd.	85	602
Shikun & Binui Ltd.(a)	157	335
Shufersal Ltd.	266	1,345
Strauss Group Ltd.	30	665
Teva Pharmaceutical Industries Ltd.(a)	677	5,632
Tower Semiconductor Ltd.(a)	80	3,511

		83,998

Italy-1.95%
A2A S.p.A.	991	1,751
Amplifon S.p.A.	79	2,903
Assicurazioni Generali S.p.A.	899	18,738
Banca Mediolanum S.p.A.	146	1,321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Italy-(continued)
Banco BPM S.p.A.	905	$3,682
Buzzi Unicem S.p.A.	62	1,542
Coca-Cola HBC AG	133	4,052
Davide Campari-Milano N.V.	339	4,371
De’ Longhi S.p.A.	37	860
DiaSorin S.p.A.	25	2,718
Enel S.p.A.	5,167	35,361
Eni S.p.A.	1,460	22,156
Ferrari N.V.	93	25,904
FinecoBank Banca Fineco S.p.A.	396	6,003
Hera S.p.A.	526	1,640
Infrastrutture Wireless Italiane S.p.A.(c)	245	3,407
Interpump Group S.p.A.	59	3,288
Intesa Sanpaolo S.p.A.	10,781	28,381
Italgas S.p.A.	332	2,174
Leonardo S.p.A.	276	3,292
Mediobanca Banca di Credito Finanziario S.p.A.(b)	435	4,673
Moncler S.p.A.	142	10,529
Nexi S.p.A.(a)(b)(c)	373	3,091
Pirelli & C. S.p.A.(c)	330	1,729
Poste Italiane S.p.A.(c)	303	3,153
PRADA S.p.A.	329	2,414
Prysmian S.p.A.	186	7,612
Recordati Industria Chimica e Farmaceutica S.p.A.	62	2,856
Reply S.p.A.	28	3,261
Snam S.p.A.	1,475	8,207
Telecom Italia S.p.A.(a)(b)	7,063	2,081
Telecom Italia S.p.A., RSP(a)(b)	3,978	1,151
Terna Rete Elettrica Nazionale S.p.A.	938	8,139
UniCredit S.p.A.(b)	1,241	24,579
UnipolSai Assicurazioni S.p.A.	271	729

		257,748

Japan-22.00%
ABC-Mart, Inc.	20	1,132
Acom Co. Ltd.	243	592
Activia Properties, Inc.	3	8,725
Advance Residence Investment Corp.	6	15,555
Advantest Corp.	122	9,444
Aeon Co. Ltd.	475	9,654
AEON Financial Service Co. Ltd.	90	797
Aeon Mall Co. Ltd.	95	1,277
AEON REIT Investment Corp.	8	9,159
AGC, Inc.	113	4,191
Aica Kogyo Co. Ltd.	40	905
Ain Holdings, Inc.	20	828
Air Water, Inc.	127	1,597
Aisin Corp.	103	3,007
Ajinomoto Co., Inc.	316	11,337
Alfresa Holdings Corp.	104	1,501
Alps Alpine Co. Ltd.	122	1,107
Amada Co. Ltd.	214	1,987
Amano Corp.	50	1,013
Amvis Holdings, Inc.	19	412
ANA Holdings, Inc.(a)	98	2,129
Anritsu Corp.	105	958
Aozora Bank Ltd.	90	1,607
Ariake Japan Co. Ltd.	15	606

	Shares	Value
Japan-(continued)
As One Corp.	20	$843
Asahi Group Holdings Ltd.	315	12,129
Asahi Intecc Co. Ltd.	118	2,118
Asahi Kasei Corp.	817	5,746
Asics Corp.	102	2,828
ASKUL Corp.	30	398
Astellas Pharma, Inc.	1,216	18,289
Azbil Corp.	100	2,780
AZ-COM MARUWA Holdings, Inc.	34	499
Bandai Namco Holdings, Inc.	363	8,206
Bank of Kyoto Ltd. (The)	55	2,686
BayCurrent Consulting, Inc.	100	3,455
Benefit One, Inc.	45	616
Benesse Holdings, Inc.	55	787
Bic Camera, Inc.	84	701
BIPROGY, Inc.	50	1,201
Bridgestone Corp.	371	14,817
Brother Industries Ltd.	150	2,340
Calbee, Inc.	60	1,297
Canon Marketing Japan, Inc.	35	871
Canon, Inc.	642	15,267
Capcom Co. Ltd.	113	4,241
Casio Computer Co. Ltd.	132	1,249
Central Japan Railway Co.	111	13,732
Chiba Bank Ltd. (The)	403	2,613
Chubu Electric Power Co., Inc.	444	4,953
Chugai Pharmaceutical Co. Ltd.	435	11,194
Chugin Financial Group, Inc.	99	661
Chugoku Electric Power Co., Inc. (The)(a)	209	1,099
Coca-Cola Bottlers Japan Holdings, Inc.	79	848
COMSYS Holdings Corp.	84	1,603
Concordia Financial Group Ltd.	733	2,762
Cosmo Energy Holdings Co. Ltd.	59	1,872
Cosmos Pharmaceutical Corp.	20	1,965
Credit Saison Co. Ltd.	89	1,228
CyberAgent, Inc.	262	2,272
Dai Nippon Printing Co. Ltd.	180	5,156
Daicel Corp.	157	1,231
Daido Steel Co. Ltd.	30	1,148
Daifuku Co. Ltd.	219	4,005
Dai-ichi Life Holdings, Inc.	633	11,689
Daiichi Sankyo Co. Ltd.	1,764	60,201
Daiichikosho Co. Ltd.	60	1,071
Daikin Industries Ltd.	180	32,546
Daio Paper Corp.	59	477
Daito Trust Construction Co. Ltd.	49	4,631
Daiwa House Industry Co. Ltd.	419	10,638
Daiwa House REIT Investment Corp.	10	21,261
Daiwa Office Investment Corp.	1	4,340
Daiwa Securities Group, Inc.	963	4,448
Daiwa Securities Living Investments Corp.	10	8,497
DeNA Co. Ltd.(a)	66	923
Denka Co. Ltd.	65	1,295
Denso Corp.	289	17,300
Dentsu Group, Inc.	124	4,439
Descente Ltd.	12	378
DIC Corp.	65	1,194
Disco Corp.	60	6,790
DMG Mori Co. Ltd.	80	1,275
Dowa Holdings Co. Ltd.	35	1,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
East Japan Railway Co.	247	$14,156
Ebara Corp.	70	3,038
Eisai Co. Ltd.	180	10,355
Electric Power Development Co. Ltd.	113	1,803
ENEOS Holdings, Inc.	1,885	6,673
EXEO Group, Inc.	70	1,295
Ezaki Glico Co. Ltd.	40	1,027
Fancl Corp.	50	863
FANUC Corp.	585	19,716
Fast Retailing Co. Ltd.	111	26,094
Food & Life Cos. Ltd.	80	1,918
FP Corp.	34	841
Frontier Real Estate Investment Corp.	2	7,219
Fuji Electric Co. Ltd.	90	3,602
Fuji Kyuko Co. Ltd.	5	191
Fuji Media Holdings, Inc.	35	327
Fuji Oil Holdings, Inc.	35	539
FUJIFILM Holdings Corp.	239	12,392
Fujikura Ltd.	193	1,304
Fujitsu General Ltd.	45	1,155
Fujitsu Ltd.	124	16,447
Fukuoka Financial Group, Inc.	115	2,148
Furukawa Electric Co. Ltd.	50	910
Fuyo General Lease Co. Ltd.	15	1,093
GLP J-Reit	21	23,982
GMO Internet Group, Inc.	45	900
GMO Payment Gateway, Inc.	30	2,333
GOLDWIN, Inc.	26	2,354
GS Yuasa Corp.	60	1,048
GungHo Online Entertainment, Inc.	25	479
H.U. Group Holdings, Inc.	40	807
Hachijuni Bank Ltd. (The)	281	1,251
Hakuhodo DY Holdings, Inc.	150	1,757
Hamamatsu Photonics K.K.	95	5,009
Hankyu Hanshin Holdings, Inc.	136	4,230
Harmonic Drive Systems, Inc.	38	1,154
Haseko Corp.	175	2,130
Heiwa Corp.	40	789
Hikari Tsushin, Inc.	15	2,036
Hino Motors Ltd.(a)	189	740
Hirogin Holdings, Inc.	209	1,030
Hirose Electric Co. Ltd.	25	3,356
Hisamitsu Pharmaceutical Co., Inc.	55	1,515
Hitachi Construction Machinery Co. Ltd.	85	2,079
Hitachi Ltd.	603	33,147
Honda Motor Co. Ltd.	1,101	29,012
Horiba Ltd.	30	1,644
Hoshizaki Corp.	80	2,808
House Foods Group, Inc.	55	1,208
Hoya Corp.	231	24,107
Hulic Co. Ltd.	277	2,374
Ibiden Co. Ltd.	80	3,126
Idemitsu Kosan Co. Ltd.	156	3,302
IHI Corp.	95	2,376
Iida Group Holdings Co. Ltd.	110	1,947
Industrial & Infrastructure Fund Investment Corp.	9	10,298
Information Services International-Dentsu Ltd.	16	561
INFRONEER Holdings, Inc.	142	1,117
Inpex Corp.	614	6,642
Internet Initiative Japan, Inc.	80	1,647

	Shares	Value
Japan-(continued)
Invincible Investment Corp.	23	$9,915
Isetan Mitsukoshi Holdings Ltd.	232	2,549
Isuzu Motors Ltd.	342	3,996
Ito En Ltd.	41	1,266
ITOCHU Corp.(b)	893	29,460
Itochu Techno-Solutions Corp.	73	1,884
Itoham Yonekyu Holdings, Inc.	105	574
Iwatani Corp.	36	1,700
Iyogin Holdings, Inc.	194	1,128
Izumi Co. Ltd.	30	703
J. Front Retailing Co. Ltd.	172	1,801
Japan Airlines Co. Ltd.	85	1,614
Japan Airport Terminal Co. Ltd.	35	1,707
Japan Aviation Electronics Industry Ltd.	35	610
Japan Exchange Group, Inc.	362	5,847
Japan Hotel REIT Investment Corp.	21	11,844
Japan Logistics Fund, Inc.	4	9,489
Japan Metropolitan Fund Investment Corp.	6	4,384
Japan Post Bank Co. Ltd.	993	7,913
Japan Post Holdings Co. Ltd.	1,405	11,536
Japan Post Insurance Co. Ltd.	130	2,099
Japan Prime Realty Investment Corp.	4	10,384
Japan Real Estate Investment Corp.	6	23,751
Japan Steel Works Ltd. (The)	44	794
Japan Tobacco, Inc.	783	16,811
JCR Pharmaceuticals Co. Ltd.	40	430
Jeol Ltd.	31	897
JFE Holdings, Inc.	354	4,165
JGC Holdings Corp.	147	1,823
JMDC, Inc.	26	926
JSR Corp.	108	2,491
JTEKT Corp.	157	1,286
JustSystems Corp.	25	657
Kadokawa Corp.	66	1,400
Kagome Co. Ltd.	60	1,454
Kajima Corp.	280	3,691
Kakaku.com, Inc.	98	1,341
Kaken Pharmaceutical Co. Ltd.	25	686
Kamigumi Co. Ltd.	46	1,005
Kandenko Co. Ltd.	80	600
Kaneka Corp.	45	1,190
Kansai Electric Power Co., Inc. (The)	476	5,139
Kansai Paint Co. Ltd.	107	1,502
Kao Corp.	293	11,846
Katitas Co. Ltd.	44	856
Kawasaki Heavy Industries Ltd.	115	2,481
Kawasaki Kisen Kaisha Ltd.(b)	133	3,150
KDDI Corp.	1,075	33,537
Keihan Holdings Co. Ltd.	75	2,057
Keikyu Corp.	172	1,667
Keio Corp.	88	3,257
Keisei Electric Railway Co. Ltd.	104	3,662
Kenedix Office Investment Corp.	4	8,828
Kewpie Corp.	79	1,326
Keyence Corp.	142	63,718
Kikkoman Corp.	111	6,546
Kinden Corp.	93	1,264
Kintetsu Group Holdings Co. Ltd.	113	3,809
Kirin Holdings Co. Ltd.	498	8,079
Kobayashi Pharmaceutical Co. Ltd.(b)	45	2,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Kobe Bussan Co. Ltd.	86	$2,403
Kobe Steel Ltd.	218	1,612
Koei Tecmo Holdings Co. Ltd.	99	1,816
Koito Manufacturing Co. Ltd.	142	2,727
Kokuyo Co. Ltd.	65	925
Komatsu Ltd.	616	15,128
Konami Group Corp.	70	3,439
Konica Minolta, Inc.	303	1,255
Kose Corp.	20	2,322
Kotobuki Spirits Co. Ltd.	15	1,102
K’s Holdings Corp.	94	832
Kubota Corp.	730	10,980
Kuraray Co. Ltd.	221	2,056
Kurita Water Industries Ltd.	83	3,456
Kusuri no Aoki Holdings Co. Ltd.	10	478
Kyocera Corp.	206	10,758
Kyowa Kirin Co. Ltd.	159	3,526
Kyudenko Corp.	30	796
Kyushu Electric Power Co., Inc.(a)	308	1,794
Kyushu Financial Group, Inc.	244	873
Kyushu Railway Co.	89	2,016
LaSalle Logiport REIT	9	10,681
Lasertec Corp.	59	7,973
Lawson, Inc.	35	1,586
Lintec Corp.	40	665
Lion Corp.	163	1,774
Lixil Corp.	172	2,693
M3, Inc.	291	7,095
Mabuchi Motor Co. Ltd.	40	1,124
Makita Corp.	165	4,629
Mani, Inc.	45	584
Marubeni Corp.	1,008	14,213
Marui Group Co. Ltd.	117	1,856
Maruichi Steel Tube Ltd.	50	1,125
Matsui Securities Co. Ltd.	80	457
MatsukiyoCocokara & Co.	68	3,631
Mazda Motor Corp.	376	3,352
McDonald’s Holdings Co. Japan Ltd.	49	2,040
Mebuki Financial Group, Inc.	666	1,697
Medipal Holdings Corp.	109	1,661
MEIJI Holdings Co. Ltd.	200	4,825
Menicon Co. Ltd.	36	760
Mercari, Inc.(a)	68	1,158
MINEBEA MITSUMI, Inc.	275	5,049
MISUMI Group, Inc.	190	4,758
Mitsubishi Chemical Group Corp.	853	4,977
Mitsubishi Corp.	776	28,597
Mitsubishi Electric Corp.	1,295	15,968
Mitsubishi Estate Co. Ltd.	748	9,185
Mitsubishi Gas Chemical Co., Inc.	108	1,561
Mitsubishi HC Capital, Inc.	423	2,187
Mitsubishi Heavy Industries Ltd.	194	7,305
Mitsubishi Logistics Corp.	46	1,135
Mitsubishi Materials Corp.	67	1,092
Mitsubishi Motors Corp.(a)	409	1,547
Mitsubishi UFJ Financial Group, Inc.	10,116	63,364
Mitsui & Co. Ltd.	993	30,841
Mitsui Chemicals, Inc.	106	2,658
Mitsui Fudosan Co. Ltd.	605	11,957
Mitsui Fudosan Logistics Park, Inc.	3	11,258

	Shares	Value
Japan-(continued)
Mitsui High-Tec, Inc.	8	$479
Mitsui Mining & Smelting Co. Ltd.	45	1,067
Mitsui OSK Lines Ltd.(b)	223	5,503
Miura Co. Ltd.	74	1,962
Mizuho Financial Group, Inc.	1,690	24,388
Money Forward, Inc.(a)	38	1,568
MonotaRO Co. Ltd.	157	2,361
Mori Hills REIT Investment Corp.	8	9,030
Morinaga & Co. Ltd.	30	889
Morinaga Milk Industry Co. Ltd.	30	1,128
MS&AD Insurance Group Holdings, Inc.	292	9,532
Murata Manufacturing Co. Ltd.	392	22,685
Nabtesco Corp.	85	2,035
Nagase & Co. Ltd.	51	799
Nagoya Railroad Co. Ltd.	118	1,898
Nankai Electric Railway Co. Ltd.	85	1,979
NEC Corp.	160	6,122
NEC Networks & System Integration Corp.	55	683
NET One Systems Co. Ltd.	65	1,525
Nexon Co. Ltd.	256	5,772
NGK Insulators Ltd.	164	2,048
NH Foods Ltd.	74	2,158
NHK Spring Co. Ltd.	94	692
Nichirei Corp.	52	1,067
Nidec Corp.	301	14,820
Nifco, Inc.	61	1,740
Nihon Kohden Corp.	55	1,519
Nihon M&A Center Holdings, Inc.	176	1,335
Nikon Corp.	217	2,225
Nintendo Co. Ltd.	692	29,075
Nippon Accommodations Fund, Inc.	2	9,709
Nippon Building Fund, Inc.	1	4,186
Nippon Electric Glass Co. Ltd.	34	646
Nippon Express Holdings, Inc.	51	2,981
Nippon Kayaku Co. Ltd.	99	893
Nippon Paint Holdings Co. Ltd.	675	6,063
Nippon Prologis REIT, Inc.	11	25,003
Nippon Sanso Holdings Corp.	108	1,935
Nippon Shinyaku Co. Ltd.	40	1,821
Nippon Shokubai Co. Ltd.	25	997
Nippon Steel Corp.	544	11,558
Nippon Telegraph & Telephone Corp.	752	22,914
Nippon Yusen K.K.(b)	329	7,739
Nipro Corp.	62	465
Nishi-Nippon Railroad Co. Ltd.	60	1,096
Nissan Chemical Corp.	100	4,421
Nissan Motor Co. Ltd.	1,300	4,699
Nisshin Seifun Group, Inc.	164	1,986
Nissin Foods Holdings Co. Ltd.	51	4,914
Niterra Co. Ltd.	122	2,539
Nitori Holdings Co. Ltd.	55	7,014
Nitto Denko Corp.	110	7,077
Noevir Holdings Co. Ltd.	10	407
NOF Corp.	50	2,273
NOK Corp.	90	1,206
Nomura Holdings, Inc.	1,986	7,087
Nomura Real Estate Holdings, Inc.	84	2,082
Nomura Real Estate Master Fund, Inc.	3	3,505
Nomura Research Institute Ltd.	287	7,208
NS Solutions Corp.	25	677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
NSK Ltd.	299	$1,678
NTT Data Corp.	420	5,672
Obayashi Corp.	451	3,749
OBIC Business Consultants Co. Ltd.	14	528
Obic Co. Ltd.	50	7,678
Odakyu Electric Railway Co. Ltd.	201	2,802
Oji Holdings Corp.	593	2,321
OKUMA Corp.	21	927
Olympus Corp.	834	14,501
Omron Corp.	113	6,591
Ono Pharmaceutical Co. Ltd.	271	5,461
Open House Group Co. Ltd.	50	1,987
Orient Corp.	26	216
Oriental Land Co. Ltd.	565	19,913
ORIX Corp.	775	13,091
ORIX JREIT, Inc.	13	16,784
Osaka Gas Co. Ltd.	265	4,387
OSG Corp.	55	769
Otsuka Corp.	78	2,827
Otsuka Holdings Co. Ltd.	266	8,988
PALTAC Corp.	25	955
Pan Pacific International Holdings Corp.	260	4,839
Panasonic Holdings Corp.	1,418	13,262
Park24 Co. Ltd.(a)	92	1,413
Penta-Ocean Construction Co. Ltd.	199	963
PeptiDream, Inc.(a)	65	874
Persol Holdings Co. Ltd.	98	2,007
Pigeon Corp.	85	1,318
Pola Orbis Holdings, Inc.	60	832
Rakus Co. Ltd.	73	1,102
Rakuten Group, Inc.	539	2,672
Recruit Holdings Co. Ltd.	884	24,826
Relo Group, Inc.	80	1,239
Renesas Electronics Corp.(a)	795	10,346
Rengo Co. Ltd.	129	838
RENOVA, Inc.(a)	34	479
Resona Holdings, Inc.	1,411	6,992
Resonac Holdings Corp.	136	2,136
Resorttrust, Inc.	50	822
Ricoh Co. Ltd.	376	3,095
Rinnai Corp.	78	1,879
Rohm Co. Ltd.	61	4,561
Rohto Pharmaceutical Co. Ltd.	123	2,541
Ryohin Keikaku Co. Ltd.	161	1,686
Sankyo Co. Ltd.	34	1,496
Sankyu, Inc.	40	1,404
Sanrio Co. Ltd.	25	1,153
Santen Pharmaceutical Co. Ltd.	230	1,927
Sanwa Holdings Corp.	119	1,295
Sapporo Holdings Ltd.	50	1,392
Sawai Group Holdings Co. Ltd.	30	865
SBI Holdings, Inc.	161	3,130
SBI Shinsei Bank Ltd.(a)	42	747
SCREEN Holdings Co. Ltd.	30	2,424
SCSK Corp.	95	1,429
Secom Co. Ltd.	118	7,538
Sega Sammy Holdings, Inc.	105	1,956
Seibu Holdings, Inc.	127	1,417
Seiko Epson Corp.	166	2,525
Seino Holdings Co. Ltd.	79	874

	Shares	Value
Japan-(continued)
Sekisui Chemical Co. Ltd.	208	$2,948
Sekisui House Ltd.	376	7,704
Sekisui House REIT, Inc.	20	11,325
Seven & i Holdings Co. Ltd.	509	22,971
Seven Bank Ltd.	446	911
SG Holdings Co. Ltd.	272	3,903
Sharp Corp.(a)	138	979
SHIFT, Inc.(a)	9	1,662
Shikoku Electric Power Co., Inc.(a)	93	548
Shimadzu Corp.	171	5,312
Shimamura Co. Ltd.	15	1,377
Shimano, Inc.	59	9,108
Shimizu Corp.	352	2,143
Shin-Etsu Chemical Co. Ltd.	1,305	37,023
Shinko Electric Industries Co. Ltd.	50	1,471
Shionogi & Co. Ltd.	185	8,251
Ship Healthcare Holdings, Inc.	60	1,054
Shiseido Co. Ltd.	267	13,336
Shizuoka Financial Group, Inc.	325	2,437
SHO-BOND Holdings Co. Ltd.	35	1,491
Shochiku Co. Ltd.	6	536
Skylark Holdings Co. Ltd.(a)	156	2,090
SMC Corp.	31	15,424
SMS Co. Ltd.	35	815
SoftBank Corp.	1,832	20,605
SoftBank Group Corp.	647	24,205
Sohgo Security Services Co. Ltd.	50	1,394
Sojitz Corp.	171	3,582
Sompo Holdings, Inc.	198	8,220
Sony Group Corp.	913	86,026
Sotetsu Holdings, Inc.	60	1,139
Square Enix Holdings Co. Ltd.	60	2,943
Stanley Electric Co. Ltd.	109	2,438
Subaru Corp.	422	6,803
Sugi Holdings Co. Ltd.	25	1,058
SUMCO Corp.	219	3,000
Sumitomo Bakelite Co. Ltd.	25	949
Sumitomo Chemical Co. Ltd.	1,002	3,370
Sumitomo Corp.	742	13,225
Sumitomo Electric Industries Ltd.	495	6,267
Sumitomo Forestry Co. Ltd.	105	2,256
Sumitomo Heavy Industries Ltd.	90	2,161
Sumitomo Metal Mining Co. Ltd.	150	5,518
Sumitomo Mitsui Financial Group, Inc.	1,255	51,144
Sumitomo Mitsui Trust Holdings, Inc.	240	8,617
Sumitomo Pharma Co. Ltd.	103	644
Sumitomo Realty & Development Co. Ltd.	266	6,173
Sumitomo Rubber Industries Ltd.	113	1,030
Sundrug Co. Ltd.	50	1,375
Suntory Beverage & Food Ltd.	94	3,528
Suzuken Co. Ltd.	41	1,162
Suzuki Motor Corp.	286	9,870
Sysmex Corp.	116	7,417
T&D Holdings, Inc.	339	4,118
Taiheiyo Cement Corp.	88	1,570
Taisei Corp.	122	4,135
Taisho Pharmaceutical Holdings Co. Ltd.	35	1,506
Taiyo Yuden Co. Ltd.	90	2,736
Takara Bio, Inc.	35	440
Takara Holdings, Inc.	104	816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Takashimaya Co. Ltd.	79	$1,163
Takeda Pharmaceutical Co. Ltd.	1,011	33,501
TBS Holdings, Inc.	30	450
TDK Corp.	222	7,573
TechnoPro Holdings, Inc.	80	2,174
Teijin Ltd.	113	1,256
Terumo Corp.	441	13,136
THK Co. Ltd.	92	2,047
TIS, Inc.	154	4,207
Tobu Railway Co. Ltd.	126	3,206
Toda Corp.	162	943
Toei Animation Co. Ltd.	25	2,528
Toho Co. Ltd.	84	3,325
Toho Gas Co. Ltd.	70	1,307
Tohoku Electric Power Co., Inc.(a)	304	1,563
Tokai Carbon Co. Ltd.	119	1,073
Tokio Marine Holdings, Inc.	1,231	24,590
Tokyo Century Corp.	46	1,571
Tokyo Electric Power Co. Holdings, Inc.(a)	1,038	3,712
Tokyo Electron Ltd.	273	31,066
Tokyo Gas Co. Ltd.	265	5,432
Tokyo Ohka Kogyo Co. Ltd.	29	1,501
Tokyo Tatemono Co. Ltd.	122	1,536
Tokyu Corp.	400	5,634
Tokyu Fudosan Holdings Corp.	390	1,968
Toppan, Inc.	159	3,365
Toray Industries, Inc.	1,007	5,677
Toshiba Corp.	275	8,886
Toshiba TEC Corp.	20	577
Tosoh Corp.	190	2,527
TOTO Ltd.	109	3,718
Toyo Seikan Group Holdings Ltd.	110	1,547
Toyo Suisan Kaisha Ltd.	70	3,120
Toyo Tire Corp.	80	946
Toyoda Gosei Co. Ltd.	60	1,020
Toyota Boshoku Corp.	50	785
Toyota Industries Corp.	93	5,362
Toyota Motor Corp.	9,571	130,528
Toyota Tsusho Corp.	140	5,768
Trend Micro, Inc.	88	4,278
TS Tech Co. Ltd.	80	1,073
Tsumura & Co.	50	1,011
Tsuruha Holdings, Inc.	26	1,698
UBE Corp.	74	1,170
Ulvac, Inc.	36	1,417
Unicharm Corp.	259	10,416
United Urban Investment Corp.	14	15,525
Ushio, Inc.	84	1,040
USS Co. Ltd.	131	2,192
Welcia Holdings Co. Ltd.	75	1,568
West Japan Railway Co.	146	6,317
Workman Co. Ltd.	38	1,546
Yakult Honsha Co. Ltd.	95	7,137
Yamada Holdings Co. Ltd.	417	1,452
Yamaguchi Financial Group, Inc.	138	842
Yamaha Corp.	118	4,619
Yamaha Motor Co. Ltd.	203	5,218
Yamato Holdings Co. Ltd.	202	3,462
Yamato Kogyo Co. Ltd.	25	977
Yamazaki Baking Co. Ltd.	67	898

	Shares	Value
Japan-(continued)
Yaoko Co. Ltd.	15	$784
Yaskawa Electric Corp.	175	7,081
Yokogawa Electric Corp.	167	2,697
Yokohama Rubber Co. Ltd. (The)	94	2,029
Z Holdings Corp.	1,726	4,698
Zenkoku Hosho Co. Ltd.	40	1,466
Zensho Holdings Co. Ltd.	75	2,377
Zeon Corp.	79	809
ZOZO, Inc.	83	1,741

		2,909,187

Jordan-0.02%
Hikma Pharmaceuticals PLC	99	2,291

Luxembourg-0.12%
ArcelorMittal S.A.	322	9,139
Eurofins Scientific SE(b)	75	5,238
L’Occitane International S.A.	299	758
RTL Group S.A.	21	985

		16,120

Macau-0.14%
Galaxy Entertainment Group Ltd.(a)	1,466	10,365
MGM China Holdings Ltd.(a)	487	661
Sands China Ltd.(a)	1,608	5,705
SJM Holdings Ltd.(a)	1,522	787
Wynn Macau Ltd.(a)	976	1,048

		18,566

Mexico-0.01%
Fresnillo PLC	121	1,082

Netherlands-4.99%
Aalberts N.V.	53	2,445
ABN AMRO Bank N.V., CVA(c)	253	4,054
Adyen N.V.(a)(c)	33	52,899
Aegon N.V.	1,146	5,216
Akzo Nobel N.V.	109	9,042
Argenx SE(a)	49	18,863
ASM International N.V.	32	11,589
ASML Holding N.V.	317	200,707
ASR Nederland N.V.	96	4,222
BE Semiconductor Industries N.V.	52	4,670
CTP N.V.(c)	62	815
Euronext N.V.(c)	66	5,254
EXOR N.V.(a)	58	4,769
Heineken Holding N.V.(b)	86	8,255
Heineken N.V.(b)	154	17,690
IMCD N.V.	31	4,661
ING Groep N.V.	2,397	29,638
JDE Peet’s N.V.	63	1,920
Koninklijke Ahold Delhaize N.V.	635	21,887
Koninklijke DSM N.V.	106	13,897
Koninklijke KPN N.V.	2,114	7,723
Koninklijke Philips N.V.	587	12,369
Koninklijke Vopak N.V.	39	1,490
NN Group N.V.	193	7,195
OCI N.V.(b)	53	1,398
Randstad N.V.	69	3,749
Shell PLC	5,476	168,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Netherlands-(continued)
Universal Music Group N.V.	483	$10,563
Wolters Kluwer N.V.	179	23,744

		659,490

New Zealand-0.30%
a2 Milk Co. Ltd. (The)(a)	482	1,756
Air New Zealand Ltd.(a)	1,023	480
Auckland International Airport Ltd.(a)	798	4,357
Contact Energy Ltd.	515	2,491
Fisher & Paykel Healthcare Corp. Ltd.	388	6,633
Fletcher Building Ltd.	521	1,448
Infratil Ltd.	477	2,813
Kiwi Property Group Ltd.	1,045	594
Mainfreight Ltd.	60	2,657
Mercury NZ Ltd.	455	1,782
Meridian Energy Ltd.	821	2,769
Ryman Healthcare Ltd.	379	1,241
SKYCITY Entertainment Group Ltd.	508	753
Spark New Zealand Ltd.	1,237	3,996
Xero Ltd.(a)	95	5,860

		39,630

Nigeria-0.01%
Airtel Africa PLC(c)	709	1,070

Norway-0.52%
Aker ASA, Class A(b)	4	243
Aker BP ASA	201	4,785
AutoStore Holdings Ltd.(a)(c)	477	1,019
DNB Bank ASA	683	11,959
Equinor ASA	600	17,117
Gjensidige Forsikring ASA	113	1,959
Kongsberg Gruppen ASA	62	2,771
Leroy Seafood Group ASA	165	865
Mowi ASA	289	5,490
Nordic Semiconductor ASA(a)	94	1,012
Norsk Hydro ASA	893	6,533
Orkla ASA	499	3,575
Salmar ASA(b)	39	1,724
Schibsted ASA, Class A	42	742
Schibsted ASA, Class B	51	823
Telenor ASA	426	5,298
TOMRA Systems ASA	143	2,180
Var Energi ASA	280	731

		68,826

Poland-0.31%
Allegro.eu S.A.(a)(b)(c)	279	2,200
Bank Polska Kasa Opieki S.A.(b)	95	2,197
Dino Polska S.A.(a)(c)	42	4,285
InPost S.A.(a)	143	1,533
KGHM Polska Miedz S.A.	89	2,561
LPP S.A.	5	14,460
Polski Koncern Naftowy ORLEN S.A.	390	5,961
Powszechna Kasa Oszczednosci Bank Polski S.A.	558	4,313
Powszechny Zaklad Ubezpieczen S.A.	371	3,424
Santander Bank Polska S.A.(b)	8	652

		41,586

Portugal-0.15%
EDP - Energias de Portugal S.A.	1,870	10,323

	Shares	Value
Portugal-(continued)
Galp Energia SGPS S.A.	348	$4,222
Jeronimo Martins SGPS S.A.	188	4,753

		19,298

Russia-0.00%
Evraz PLC(a)(e)	3,267	0

Singapore-1.33%
CapitaLand Ascendas REIT	2,281	4,890
CapitaLand Ascott Trust	1,413	1,144
CapitaLand Integrated Commercial Trust	3,374	5,134
CapitaLand Investment Ltd.	1,683	4,693
City Developments Ltd.	313	1,631
ComfortDelGro Corp. Ltd.	1,344	1,199
DBS Group Holdings Ltd.	1,809	44,501
Frasers Logistics & Commercial Trust(c)	1,891	1,913
Genting Singapore Ltd.	3,842	3,254
Jardine Cycle & Carriage Ltd.	80	2,032
Kenon Holdings Ltd.	11	289
Keppel Corp. Ltd.	914	4,227
Keppel DC REIT	854	1,376
Keppel REIT	1,424	929
Mapletree Industrial Trust	1,246	2,223
Mapletree Logistics Trust	2,111	2,753
Mapletree Pan Asia Commercial Trust	1,521	2,006
NetLink NBN Trust(c)	1,940	1,272
Olam Group Ltd.	773	927
Oversea-Chinese Banking Corp. Ltd.	2,335	22,017
SATS Ltd.(a)	550	1,047
Seatrium Ltd.(a)	27,623	2,567
Sembcorp Industries Ltd.	611	1,960
SIA Engineering Co. Ltd.(a)	162	271
Singapore Airlines Ltd.	860	3,771
Singapore Exchange Ltd.	548	3,931
Singapore Post Ltd.	1,001	383
Singapore Technologies Engineering Ltd.	1,016	2,757
Singapore Telecommunications Ltd.	4,988	9,534
StarHub Ltd.	370	277
STMicroelectronics N.V.	422	17,967
Suntec REIT	1,394	1,411
United Overseas Bank Ltd.	864	18,275
UOL Group Ltd.	325	1,688
Venture Corp. Ltd.	184	2,340

		176,589

South Africa-0.19%
Anglo American PLC	806	24,769

South Korea-5.00%
Alteogen, Inc.(a)	27	878
Amorepacific Corp.	32	2,948
Amorepacific Corp., Preference Shares	48	1,435
AMOREPACIFIC Group	29	793
BGF retail Co. Ltd.	3	418
BNK Financial Group, Inc.	186	923
Celltrion Healthcare Co. Ltd.	111	5,756
Celltrion Pharm, Inc.(a)	24	1,463
Celltrion, Inc.	124	14,879
Cheil Worldwide, Inc.	60	829
CJ CheilJedang Corp.(a)	11	2,544
CJ CheilJedang Corp., Preference Shares(a)	6	656
CJ Corp.	7	479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
South Korea-(continued)
CJ ENM Co. Ltd.(a)	46	$2,736
CJ Logistics Corp.	12	691
Coway Co. Ltd.	27	989
Daewoo Engineering & Construction Co. Ltd.(a)	109	343
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	35	705
DB Insurance Co. Ltd.	21	1,318
Delivery Hero SE(a)(c)	114	4,547
DGB Financial Group, Inc.	107	548
DL E&C Co. Ltd.	10	263
DL Holdings Co. Ltd.	3	111
Dongsuh Cos., Inc.	9	129
Doosan Bobcat, Inc.	5	191
Doosan Enerbility Co. Ltd.(a)	305	3,803
Ecopro BM Co. Ltd.	27	5,386
E-MART, Inc.	14	1,021
F&F Co. Ltd.	21	2,212
Fila Holdings Corp.	26	712
Green Cross Corp.	26	2,401
GS Engineering & Construction Corp.	57	920
GS Holdings Corp.	24	712
GS Retail Co. Ltd.	22	437
Hana Financial Group, Inc.	191	5,987
Hanjin Kal Corp.	16	473
Hankook Tire & Technology Co. Ltd.	52	1,340
Hanmi Pharm Co. Ltd.	9	2,172
Hanmi Science Co. Ltd.	10	327
Hanon Systems	116	795
Hanwha Aerospace Co. Ltd.	30	2,302
Hanwha Corp.	30	607
Hanwha Corp., Third Pfd.	15	162
Hanwha Galleria Co. Ltd.(a)	553	712
Hanwha Life Insurance Co. Ltd.(a)	171	317
Hanwha Solutions Corp.(a)	490	17,555
HD Hyundai Co. Ltd.	21	929
HD Hyundai Heavy Industries Co. Ltd.(a)	9	737
HD Hyundai Infracore Co. Ltd.	72	530
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	17	1,077
Hite Jinro Co. Ltd.	7	116
HL Mando Co. Ltd.	21	726
HLB, Inc.(a)	76	2,007
HMM Co. Ltd.	195	2,972
Hotel Shilla Co. Ltd.	10	609
HYBE Co. Ltd.(a)	6	1,210
Hyundai Department Store Co. Ltd.	16	618
Hyundai Engineering & Construction Co. Ltd.	47	1,440
Hyundai Glovis Co. Ltd.	7	856
Hyundai Marine & Fire Insurance Co. Ltd.	38	1,066
Hyundai Mipo Dockyard Co. Ltd.(a)	15	823
Hyundai Mobis Co. Ltd.	56	9,100
Hyundai Motor Co.	99	14,609
Hyundai Motor Co., First Pfd.	24	1,901
Hyundai Motor Co., Second Pfd.	32	2,647
Hyundai Steel Co.	63	1,716
Hyundai Wia Corp.	21	879
Industrial Bank of Korea	169	1,270
Kakao Corp.	206	8,942
Kakao Games Corp.(a)	8	241
KakaoBank Corp.	103	1,693

	Shares	Value
South Korea-(continued)
Kakaopay Corp.(a)	20	$814
Kangwon Land, Inc.	72	1,017
KB Financial Group, Inc.	265	9,801
KCC Corp.	20	3,317
KEPCO Plant Service & Engineering Co. Ltd.	15	400
Kia Corp.	179	11,301
Korea Aerospace Industries Ltd.	35	1,433
Korea Electric Power Corp.(a)	157	2,191
Korea Gas Corp.(a)	14	280
Korea Investment Holdings Co. Ltd.	17	700
Korea Zinc Co. Ltd.	19	7,283
Korean Air Lines Co. Ltd.	129	2,202
Krafton, Inc.(a)	33	4,736
KT&G Corp.	81	5,193
L&F Co. Ltd.	3	594
LG Chem Ltd.	34	18,799
LG Chem Ltd., Preference Shares	10	2,914
LG Corp.	68	4,441
LG Display Co. Ltd.(a)	138	1,530
LG Electronics, Inc.	84	6,860
LG Electronics, Inc., Preference Shares	80	2,935
LG Energy Solution Ltd.(a)	31	13,457
LG H&H Co. Ltd.	15	6,982
LG H&H Co. Ltd., Preference Shares	10	1,999
LG Innotek Co. Ltd.	13	2,569
LG Uplus Corp.	149	1,227
LOTTE Chemical Corp.	6	754
LOTTE Chilsung Beverage Co. Ltd.	15	1,744
LOTTE Corp.	16	335
Lotte Energy Materials Corp.	22	990
LOTTE Shopping Co. Ltd.	52	3,100
LS Corp.	80	5,356
Meritz Financial Group, Inc.(a)	53	1,818
Mirae Asset Securities Co. Ltd.	174	902
Mirae Asset Securities Co. Ltd., Second Pfd.	101	278
NAVER Corp.	95	13,649
NCSoft Corp.	22	6,197
Netmarble Corp.(a)(c)	79	3,825
NH Investment & Securities Co. Ltd.	73	510
NHN Corp.(a)	80	1,623
NongShim Co. Ltd.	15	4,444
OCI Co. Ltd.	6	537
Orion Corp.	23	2,490
Ottogi Corp.	7	2,416
Pan Ocean Co. Ltd.	136	553
Paradise Co. Ltd.(a)	26	298
Pearl Abyss Corp.(a)	10	322
Posco Future M Co. Ltd.	22	5,507
POSCO Holdings, Inc.	61	17,182
Posco International Corp.	29	581
S-1 Corp.	8	349
Samsung Biologics Co. Ltd.(a)(c)	7	4,085
Samsung C&T Corp.	50	4,094
Samsung Card Co. Ltd.	8	178
Samsung Electro-Mechanics Co. Ltd.	50	5,376
Samsung Electronics Co. Ltd.	3,676	179,900
Samsung Electronics Co. Ltd., Preference Shares	583	24,263
Samsung Engineering Co. Ltd.(a)	106	2,305
Samsung Fire & Marine Insurance Co. Ltd.	22	3,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
South Korea-(continued)
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	13	$1,622
Samsung Heavy Industries Co. Ltd.(a)	390	1,655
Samsung Life Insurance Co. Ltd.	56	2,774
Samsung SDI Co. Ltd.	36	18,586
Samsung SDI Co. Ltd., Preference Shares	7	1,773
Samsung SDS Co. Ltd.	12	1,052
Samsung Securities Co. Ltd.	30	759
SD Biosensor, Inc.	27	420
Seegene, Inc.(a)	29	527
Shin Poong Pharmaceutical Co. Ltd.(a)	23	310
Shinhan Financial Group Co. Ltd.	359	9,375
Shinsegae, Inc.	5	770
SK Biopharmaceuticals Co. Ltd.(a)	6	309
SK Bioscience Co. Ltd.(a)	13	684
SK Chemicals Co. Ltd.	20	1,065
SK hynix, Inc.	374	25,010
SK IE Technology Co. Ltd.(a)(c)	12	693
SK Innovation Co. Ltd.(a)	38	4,915
SK Networks Co. Ltd.	94	327
SK Square Co. Ltd.(a)	62	1,966
SK Telecom Co. Ltd.	6	214
SK, Inc.	38	4,614
SKC Co. Ltd.	8	594
S-Oil Corp.	34	1,895
Solus Advanced Materials Co. Ltd.	9	271
SSANGYONG C&E Co. Ltd.	30	131
Wemade Co. Ltd.	80	3,323
Woori Financial Group, Inc.	439	3,847
Yuhan Corp.	37	1,592

		661,346

Spain-2.28%
Acciona S.A.	3	556
ACS Actividades de Construccion y Servicios S.A.	136	4,684
Aena SME S.A.(a)(b)(c)	41	6,921
Amadeus IT Group S.A.(a)	301	21,181
Banco Bilbao Vizcaya Argentaria S.A.	3,995	29,330
Banco Santander S.A.(b)	15,016	52,825
Bankinter S.A.(b)	456	2,699
CaixaBank S.A.	2,547	9,425
Cellnex Telecom S.A.(c)	369	15,550
Corp. ACCIONA Energias Renovables S.A.	27	971
EDP Renovaveis S.A.	157	3,494
Enagas S.A.	169	3,387
Endesa S.A.	200	4,498
Ferrovial S.A.	323	10,138
Grifols S.A.(a)	224	2,305
Grifols S.A., Class B, Preference Shares(a)	178	1,315
Iberdrola S.A.	5,208	67,731
Industria de Diseno Textil S.A.(b)	700	24,080
Inmobiliaria Colonial SOCIMI S.A.	229	1,465
Mapfre S.A.	647	1,298
Merlin Properties SOCIMI S.A.	224	1,981
Naturgy Energy Group S.A.	100	3,124
Red Electrica Corp. S.A.	290	5,284
Repsol S.A.	845	12,449
Telefonica S.A.	3,324	15,138

		301,829

	Shares	Value
Sweden-2.59%
Alfa Laval AB(b)	197	$7,212
Assa Abloy AB, Class B	649	15,432
Atlas Copco AB, Class A(b)	1,691	24,416
Atlas Copco AB, Class B(b)	997	12,762
Axfood AB	83	2,057
Beijer Ref AB	218	3,558
Boliden AB(b)	181	6,462
Castellum AB(b)	182	2,206
Electrolux AB, Class B(b)	146	2,200
Epiroc AB, Class A	405	8,094
Epiroc AB, Class B	248	4,258
EQT AB(b)	226	4,843
Essity AB, Class B	392	11,874
Evolution AB(c)	95	12,646
Fastighets AB Balder(a)(b)	407	1,888
Getinge AB, Class B	155	3,927
H & M Hennes & Mauritz AB, Class B(b)	442	6,459
Hexagon AB, Class B(b)	1,254	14,286
Holmen AB, Class B(b)	53	2,001
Husqvarna AB, Class B(b)	265	2,281
Industrivarden AB, Class A	91	2,598
Industrivarden AB, Class C(b)	92	2,622
Indutrade AB(b)	188	4,503
Investment AB Latour, Class B(b)	86	1,857
Investor AB, Class A	364	7,963
Investor AB, Class B(b)	1,206	25,843
Kinnevik AB, Class B(a)	168	2,749
L E Lundbergforetagen AB, Class B(b)	55	2,632
Lifco AB, Class B	163	3,711
Nibe Industrier AB, Class B	964	10,761
Saab AB, Class B	62	3,479
Sagax AB, Class B	125	3,059
Sagax AB, Class D	75	198
Sandvik AB(b)	719	14,615
Securitas AB, Class B(b)	312	2,792
Skandinaviska Enskilda Banken AB, Class A	1,092	12,403
Skandinaviska Enskilda Banken AB, Class C	15	191
Skanska AB, Class B	237	3,868
SKF AB, Class B	260	4,697
SSAB AB, Class A	148	1,048
SSAB AB, Class B	438	2,952
Svenska Cellulosa AB S.C.A., Class B(b)	397	5,436
Svenska Handelsbanken AB, Class A(b)	979	8,649
Svenska Handelsbanken AB, Class B(b)	25	275
Sweco AB, Class B	142	1,899
Swedbank AB, Class A	674	11,696
Swedish Orphan Biovitrum AB, Class B(a)	119	2,894
Tele2 AB, Class B(b)	362	3,845
Telefonaktiebolaget LM Ericsson, Class A(b)	12	74
Telefonaktiebolaget LM Ericsson, Class B	1,992	10,947
Telia Co. AB(b)	1,628	4,533
Trelleborg AB, Class B(b)	151	3,789
Volvo AB, Class A(b)	149	3,152
Volvo AB, Class B	991	20,366
Volvo Car AB, Class B(a)	345	1,418

		342,376

Switzerland-6.25%
ABB Ltd.	1,017	36,701
Adecco Group AG(a)	114	3,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Switzerland-(continued)
Alcon, Inc.	295	$21,484
Bachem Holding AG(b)	13	1,418
Baloise Holding AG	27	4,523
Banque Cantonale Vaudoise(b)	27	2,848
Barry Callebaut AG	3	6,418
Belimo Holding AG	17	8,209
BKW AG	6	1,031
Chocoladefabriken Lindt & Spruengli AG, PC	9	111,432
Cie Financiere Richemont S.A.	350	57,786
Clariant AG	158	2,638
Credit Suisse Group AG(a)	2,398	2,156
DKSH Holding AG	36	2,870
Emmi AG(b)	10	10,438
EMS-Chemie Holding AG	7	5,753
Flughafen Zurich AG	10	1,928
Geberit AG	29	16,513
Georg Fischer AG	44	3,201
Givaudan S.A.	11	38,584
Helvetia Holding AG	32	4,785
Julius Baer Group Ltd.	149	10,667
Kuehne + Nagel International AG, Class R	80	23,720
Logitech International S.A., Class R	90	5,311
Lonza Group AG	59	36,711
Novartis AG	1,594	163,206
Partners Group Holding AG(b)	26	25,216
PSP Swiss Property AG	28	3,306
Schindler Holding AG	10	2,134
Schindler Holding AG, PC	34	7,590
SGS S.A.	100	9,051
SIG Group AG(a)	207	5,544
Sika AG	102	28,123
Sonova Holding AG, Class A	27	8,549
Straumann Holding AG	80	12,013
Swatch Group AG (The)	24	1,515
Swatch Group AG (The), BR	30	10,267
Swiss Life Holding AG	22	14,504
Swiss Prime Site AG	40	3,634
Swisscom AG	14	9,642
Tecan Group AG, Class R(a)	7	3,050
Temenos AG	45	3,776
UBS Group AG(a)	1,894	38,442
VAT Group AG(c)	15	5,280
Zurich Insurance Group AG	105	50,940

		826,817

Taiwan-0.00%
FIT Hon Teng Ltd.(a)(c)	680	134

United Kingdom-10.77%
3i Group PLC	636	14,125
abrdn PLC	1,299	3,473
Admiral Group PLC(b)	182	5,287
Allfunds Group PLC	217	1,436
Ashtead Group PLC	293	16,856
Associated British Foods PLC	240	5,900
AstraZeneca PLC	1,143	168,747
Auto Trader Group PLC(c)	611	4,881
Aviva PLC	1,850	9,836
B&M European Value Retail S.A.	618	3,726
BAE Systems PLC	2,033	25,911
Barclays PLC	10,519	21,138

	Shares	Value
United Kingdom-(continued)
Barratt Developments PLC	658	$4,135
Beazley PLC	448	3,353
Berkeley Group Holdings PLC	80	4,472
BP PLC	15,012	100,834
British American Tobacco PLC	1,982	72,917
British Land Co. PLC (The)	611	3,073
BT Group PLC	4,622	9,228
Bunzl PLC	217	8,630
Burberry Group PLC	243	7,914
Centrica PLC	3,866	5,564
CNH Industrial N.V.	668	9,399
Compass Group PLC	1,172	30,891
ConvaTec Group PLC(c)	1,082	2,989
Croda International PLC	103	9,036
DCC PLC	70	4,350
Dechra Pharmaceuticals PLC	65	3,047
Derwent London PLC	76	2,294
Diageo PLC	1,931	87,909
Direct Line Insurance Group PLC	887	1,914
Dowlais Group PLC(a)	888	1,480
DS Smith PLC	852	3,321
Entain PLC	383	6,951
Halma PLC	255	7,397
Hargreaves Lansdown PLC	252	2,543
Hiscox Ltd.	234	3,476
Howden Joinery Group PLC	351	3,020
HSBC Holdings PLC	16,038	115,668
IMI PLC	175	3,508
Imperial Brands PLC	618	15,283
Informa PLC	930	8,447
InterContinental Hotels Group PLC	114	7,823
Intermediate Capital Group PLC	175	2,863
International Consolidated Airlines Group S.A.(a)	737	1,409
Intertek Group PLC	100	5,224
ITV PLC	2,447	2,484
J Sainsbury PLC	1,143	3,971
JD Sports Fashion PLC	1,635	3,310
Johnson Matthey PLC(b)	112	2,764
Just Eat Takeaway.com N.V.(a)(c)	120	2,104
Kingfisher PLC	1,310	4,240
Land Securities Group PLC	493	4,178
Legal & General Group PLC	3,955	11,637
Lloyds Banking Group PLC	44,645	27,047
London Stock Exchange Group PLC	256	26,855
M&G PLC(b)	1,437	3,704
Melrose Industries PLC	888	4,565
National Grid PLC	2,423	34,855
NatWest Group PLC	3,590	11,822
Next PLC	82	6,947
Ocado Group PLC(a)(b)	395	2,508
Pearson PLC(b)	482	5,374
Pepco Group N.V.(a)(c)	87	836
Persimmon PLC	204	3,369
Phoenix Group Holdings PLC	476	3,541
Reckitt Benckiser Group PLC	676	54,633
RELX PLC	1,783	59,298
Renishaw PLC	26	1,178
Rentokil Initial PLC	1,666	13,242
Rightmove PLC	543	3,919
Rolls-Royce Holdings PLC(a)(b)	5,574	10,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
United Kingdom-(continued)
RS GROUP PLC	320	$3,706
Sage Group PLC (The)	670	6,894
Schroders PLC	581	3,547
Segro PLC	803	8,426
Severn Trent PLC	178	6,560
Smith & Nephew PLC	592	9,781
Smiths Group PLC	248	5,240
Spirax-Sarco Engineering PLC	56	7,806
SSE PLC	722	16,675
St. James’s Place PLC(b)	357	5,414
Standard Chartered PLC	1,564	12,353
Tate & Lyle PLC	263	2,694
Taylor Wimpey PLC	2,322	3,742
Tesco PLC	4,824	17,044
Unilever PLC	2,084	116,209
UNITE Group PLC (The)	198	2,387
United Utilities Group PLC	444	6,038
Vodafone Group PLC	15,689	18,911
Weir Group PLC (The)	165	3,816
Whitbread PLC	133	5,428
Wise PLC, Class A(a)	475	3,284
WPP PLC	698	8,134

		1,424,808

United States-5.69%
Amcor PLC, CDI	991	10,740
Experian PLC	613	21,650
Ferguson PLC	136	19,137
GSK PLC	2,658	48,141
Haleon PLC	3,329	14,687
Holcim AG	352	23,262
JS Global Lifestyle Co. Ltd.(c)	826	729
Nestle S.A.	2,096	269,686

	Shares	Value
United States-(continued)
Oracle Corp.	25	$1,790
QIAGEN N.V.(a)	135	6,038
Roche Holding AG	538	169,460
Roche Holding AG, BR	30	10,193
Samsonite International S.A.(a)(c)	842	2,655
Sanofi	930	102,672
Signify N.V.	85	2,835
Sims Ltd.	97	1,003
Stellantis N.V.	1,393	23,068
Swiss Re AG	200	20,161
Tenaris S.A.	302	4,351

		752,258

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.76% (Cost $14,698,218)		13,061,704

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.92%
Invesco Private Government Fund, 4.83%(f)(g)(h)	175,890	175,890
Invesco Private Prime Fund, 4.99%(f)(g)(h)	475,081	475,081

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $650,971)		650,971

TOTAL INVESTMENTS IN SECURITIES-103.68% (Cost $15,349,189)		13,712,675
OTHER ASSETS LESS LIABILITIES-(3.68)%		(487,033)

NET ASSETS-100.00%		$13,225,642

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $213,313, which represented 1.61% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at April 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$111,203	$1,321,332	$(1,432,535)	$-	$-	$-	$1,337

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,724,672	4,273,699	(5,822,481)	-	-	175,890	19,311	*

Invesco Private Prime Fund	4,432,079	7,414,373	(11,372,005)	131	503	475,081	54,241	*

Total	$6,267,954	$13,009,404	$(18,627,021)	$131	$503	$650,971	$74,889

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of April 30, 2023

Financials	17.13

Industrials	15.04

Health Care	12.29

Consumer Discretionary	11.22

Consumer Staples	10.88

Information Technology	8.73

Materials	7.81

Real Estate	4.38

Energy	4.22

Communication Services	4.00

Utilities	3.06

Money Market Funds Plus Other Assets Less Liabilities	1.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

April 30, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-91.08%
Australia-0.21%
AngloGold Ashanti Ltd.	1,221	$32,683

Brazil-5.81%
Alpargatas S.A., Preference Shares(a)	384	569
Ambev S.A.	12,429	35,179
Atacadao S.A.	1,323	2,843
Auren Energia S.A.	1,103	3,479
B3 S.A. - Brasil, Bolsa, Balcao	18,248	42,603
Banco Bradesco S.A.	3,025	7,510
Banco Bradesco S.A., Preference Shares	14,007	38,777
Banco BTG Pactual S.A., Series CPO	2,671	12,504
Banco do Brasil S.A.	1,672	14,324
Banco Santander Brasil S.A., Series CPO	671	3,604
BB Seguridade Participacoes S.A.	1,544	10,589
Bradespar S.A., Preference Shares	747	3,539
Braskem S.A., Class A, Preference Shares	692	2,737
BRF S.A.(a)	2,125	2,693
CCR S.A.	3,449	9,355
Centrais Eletricas Brasileiras S.A.	2,328	15,752
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	696	5,065
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,071	9,875
Cia de Transmissao de Energia Eletrica Paul ista, Preference Shares	687	3,165
Cia Energetica de Minas Gerais	389	1,571
Cia Energetica de Minas Gerais, Preference Shares	4,158	10,264
Cia Paranaense de Energia	700	995
Cia Paranaense de Energia, Class B, Preference Shares	2,860	4,585
Cia Siderurgica Nacional S.A.	1,473	4,184
Cosan S.A.	1,868	5,593
CPFL Energia S.A.	687	4,551
Dexco S.A.	839	988
EDP - Energias do Brasil S.A.	731	3,288
Embraer S.A.(a)	2,078	8,066
Energisa S.A.	676	5,648
Eneva S.A.(a)	3,403	7,720
ENGIE Brasil Energia S.A.	669	5,513
Equatorial Energia S.A.	2,752	15,039
Gerdau S.A., Preference Shares	2,852	14,355
GPS Participacoes e Empreendimentos S.A.(b)	700	1,762
Grupo De Moda Soma S.A.	900	1,511
Grupo Mateus S.A.(a)	2,700	2,974
Hapvida Participacoes e Investimentos S.A.(a)(b)	10,432	5,755
Hypera S.A.	1,362	10,141
Itau Unibanco Holding S.A.	279	1,232
Itau Unibanco Holding S.A., Preference Shares	13,079	67,763
Itausa S.A., Preference Shares	9,655	16,752
Klabin S.A.	1,707	6,527
Localiza Rent a Car S.A.	1,798	20,849
Localiza Rent a Car S.A., Rts., expiring 05/11/2023(a)	8	27
Lojas Renner S.A.	2,975	9,419
Magazine Luiza S.A.(a)	8,128	5,426

	Shares	Value
Brazil-(continued)
Marfrig Global Foods S.A.	1,979	$2,575
Multiplan Empreendimentos Imobiliarios S.A.	707	3,660
Natura & Co. Holding S.A.	2,744	6,066
Neoenergia S.A.	1,300	4,015
Petro Rio S.A.(a)	1,682	11,683
Petroleo Brasileiro S.A.	10,282	54,813
Petroleo Brasileiro S.A., Preference Shares	13,451	63,721
Porto Seguro S.A.	183	919
Raia Drogasil S.A.	3,467	18,212
Rede D’Or Sao Luiz S.A.(b)	2,059	9,413
Rumo S.A.	3,708	14,601
Sao Martinho S.A.	676	4,243
Sendas Distribuidora S.A.	2,925	7,186
Sitios Latinoamerica S.A.B. de C.V.(a)	4,128	1,666
Suzano S.A.	2,145	17,065
Telefonica Brasil S.A.	1,370	11,261
TIM S.A.	2,843	7,956
TOTVS S.A.	1,392	7,140
Transmissora Alianca de Energia Eletrica S.A.	200	1,458
Ultrapar Participacoes S.A.	2,746	7,926
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	1,020	1,468
Vale S.A.	10,038	145,267
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	400	977
Vibra Energia S.A.	3,467	9,148
WEG S.A.	4,181	34,365

		913,464

Chile-0.64%
Banco de Chile	150,083	16,080
Banco de Credito e Inversiones S.A.	165	5,008
Banco Santander Chile	187,261	9,010
Cencosud S.A.	3,178	6,517
Cencosud Shopping S.A.	2,096	3,359
Cia Cervecerias Unidas S.A.	299	2,456
Colbun S.A.	26,328	3,709
Embotelladora Andina S.A., Class B, Preference Shares	520	1,311
Empresas CMPC S.A.	3,749	5,912
Empresas COPEC S.A.	1,164	8,150
Enel Americas S.A.	52,806	7,241
Enel Chile S.A.	88,771	5,090
Falabella S.A.	2,262	4,881
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	327	22,276

		101,000

China-34.30%
AECC Aero-Engine Control Co. Ltd., A Shares	2,275	7,828
AECC Aviation Power Co. Ltd., A Shares	700	4,421
Agricultural Bank of China Ltd., A Shares	15,858	7,828
Agricultural Bank of China Ltd., H Shares	65,549	25,301
Aier Eye Hospital Group Co. Ltd., A Shares	1,900	8,079
Air China Ltd., A Shares(a)	2,900	4,458
Airtac International Group	447	16,140
Akeso, Inc., B Shares(a)(b)(c)	1,809	9,875
Alibaba Group Holding Ltd.(a)	38,463	402,029
Alibaba Health Information Technology Ltd.(a)	13,827	9,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
China-(continued)
Alibaba Pictures Group Ltd.(a)	75,019	$4,731
A-Living Smart City Services Co. Ltd., U Shares(b)	2,398	1,915
Aluminum Corp. of China Ltd., A Shares	12,761	11,770
Angelalign Technology, Inc.(b)	166	2,071
Anhui Conch Cement Co. Ltd., A Shares	1,286	4,989
Anhui Conch Cement Co. Ltd., H Shares	3,489	10,978
Anhui Expressway Co. Ltd., H Shares	11,181	11,381
Anhui Gujing Distillery Co. Ltd., B Shares	989	17,525
ANTA Sports Products Ltd.	3,814	47,032
Autohome, Inc., ADR	195	5,782
AviChina Industry & Technology Co. Ltd., H Shares	12,947	6,977
Baidu, Inc., A Shares(a)	5,594	82,450
Bank of China Ltd., A Shares	9,541	5,054
Bank of China Ltd., H Shares	182,639	72,824
Bank of Communications Co. Ltd., A Shares	4,798	3,857
Bank of Communications Co. Ltd., H Shares	18,347	11,826
Bank of Ningbo Co. Ltd., A Shares	1,682	6,647
Bank of Shanghai Co. Ltd., A Shares	2,961	2,684
BeiGene Ltd.(a)	1,684	32,393
Beijing Enterprises Water Group Ltd.	14,423	3,656
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares(a)	1,900	3,140
Bilibili, Inc., Z Shares(a)	603	12,076
BOE Technology Group Co. Ltd., A Shares	9,856	5,719
Bosideng International Holdings Ltd.	6,840	3,363
BYD Co. Ltd., A Shares	564	20,829
BYD Co. Ltd., H Shares	2,037	61,241
BYD Electronic International Co. Ltd.	2,948	8,882
Central China Securities Co. Ltd., A Shares	12,167	6,954
CGN Power Co. Ltd., H Shares(b)	34,605	9,125
Chengdu Xingrong Environment Co. Ltd.	8,800	6,630
China Cinda Asset Management Co. Ltd., H Shares	27,607	3,271
China CITIC Bank Corp. Ltd., H Shares	27,328	14,761
China Coal Energy Co. Ltd., H Shares	4,300	3,681
China Conch Venture Holdings Ltd.	3,463	5,506
China Construction Bank Corp., H Shares	237,860	159,080
China Everbright Bank Co. Ltd., H Shares	16,203	5,181
China Everbright Environment Group Ltd.	13,462	5,694
China Feihe Ltd.(b)	9,738	6,550
China Galaxy Securities Co. Ltd., H Shares	6,645	3,598
China Greatwall Technology Group Co. Ltd., A Shares	2,700	4,521
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	1,600	2,695
China Hongqiao Group Ltd.	6,575	6,441
China International Capital Corp. Ltd., H Shares(b)(c)	5,235	10,950
China Jinmao Holdings Group Ltd.	26,318	4,895
China Lesso Group Holdings Ltd.	2,485	2,140
China Life Insurance Co. Ltd., H Shares	14,598	27,932
China Literature Ltd.(a)(b)	1,366	6,265
China Longyuan Power Group Corp. Ltd., H Shares	9,784	10,220
China Medical System Holdings Ltd.	5,864	9,711
China Meidong Auto Holdings Ltd.	1,402	2,168
China Mengniu Dairy Co. Ltd.	8,411	33,805
China Merchants Bank Co. Ltd., A Shares	4,737	22,973

	Shares	Value
China-(continued)
China Merchants Bank Co. Ltd., H Shares	9,911	$47,536
China Merchants Port Holdings Co. Ltd.	5,267	7,797
China Merchants Securities Co. Ltd., H Shares(b)	6,932	7,020
China Minsheng Banking Corp. Ltd., A Shares	5,343	2,799
China Minsheng Banking Corp. Ltd., H Shares	21,113	7,746
China National Building Material Co. Ltd., H Shares	13,576	10,135
China National Nuclear Power Co. Ltd., A Shares	4,700	4,681
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	600	2,179
China Oilfield Services Ltd., H Shares	6,617	7,755
China Overseas Land & Investment Ltd.	10,694	27,028
China Pacific Insurance (Group) Co. Ltd., A Shares	1,583	7,131
China Pacific Insurance (Group) Co. Ltd., H Shares	8,328	24,772
China Petroleum & Chemical Corp., A Shares	15,284	14,803
China Petroleum & Chemical Corp., H Shares	52,369	34,224
China Power International Development Ltd.	16,814	6,362
China Railway Group Ltd., A Shares	5,000	6,704
China Resources Beer Holdings Co. Ltd.	4,996	38,409
China Resources Cement Holdings Ltd.	12,175	5,490
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	600	1,800
China Resources Land Ltd.	8,127	37,685
China Resources Mixc Lifestyle Services Ltd.(b)	1,978	10,444
China Resources Power Holdings Co. Ltd.	5,094	11,058
China Shenhua Energy Co. Ltd., H Shares	10,403	34,456
China State Construction Engineering Corp. Ltd., A Shares	4,000	3,793
China Taiping Insurance Holdings Co. Ltd.	5,587	6,391
China Three Gorges Renewables Group Co. Ltd., A Shares	6,800	5,320
China Tourism Group Duty Free Corp. Ltd., A Shares	350	8,132
China Tower Corp. Ltd., H Shares(b)	155,152	19,765
China Traditional Chinese Medicine Holdings Co. Ltd.	12,950	7,061
China Vanke Co. Ltd., A Shares	1,979	4,325
China Vanke Co. Ltd., H Shares	6,236	9,708
China Yangtze Power Co. Ltd., A Shares	6,235	19,691
Chongqing Changan Automobile Co. Ltd., A Shares	2,736	4,703
Chongqing Zhifei Biological Products Co. Ltd., A Shares	300	3,523
CITIC Ltd.	14,037	17,578
CITIC Securities Co. Ltd., A Shares	2,968	9,005
CITIC Securities Co. Ltd., H Shares	6,220	13,042
CMOC Group Ltd., H Shares	16,897	10,311
Contemporary Amperex Technology Co. Ltd., A Shares	826	27,516
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares(a)	1,800	3,409
COSCO SHIPPING Holdings Co. Ltd., A Shares	5,510	8,836
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,908	4,520
Country Garden Holdings Co. Ltd.(c)	30,052	7,695
Country Garden Services Holdings Co. Ltd.	5,020	7,827
CSC Financial Co. Ltd., H Shares(b)	2,390	2,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
China-(continued)
CSG Holding Co. Ltd., B Shares	34,721	$13,269
CSPC Pharmaceutical Group Ltd.	25,191	25,608
Dali Foods Group Co. Ltd.(b)	7,416	3,080
Daqo New Energy Corp., ADR(a)(c)	115	5,281
Datang International Power Generation Co. Ltd., A Shares(a)	29,509	13,246
Dongfang Electric Corp. Ltd., A Shares	1,900	4,777
East Buy Holding Ltd.(a)(b)	400	1,383
East Group Co. Ltd., A Shares	3,500	4,430
East Money Information Co. Ltd., A Shares	3,147	7,309
ENN Energy Holdings Ltd.	1,702	23,200
Eternal Asia Supply Chain Management Ltd., A Shares	7,222	5,712
Eve Energy Co. Ltd., A Shares	551	5,213
Far East Horizon Ltd.	7,852	7,052
Flat Glass Group Co. Ltd., H Shares	1,486	4,155
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	736	7,500
Fosun International Ltd.	6,926	4,844
Full Truck Alliance Co. Ltd., ADR(a)	1,540	9,856
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	2,388	9,674
Ganfeng Lithium Group Co. Ltd., A Shares	891	8,358
GCL Technology Holdings Ltd.(a)(c)	32,000	7,990
GD Power Development Co. Ltd., A Shares(a)	7,300	4,067
GDS Holdings Ltd., A Shares(a)	2,447	4,707
Geely Automobile Holdings Ltd.	14,401	17,703
Genscript Biotech Corp.(a)(c)	2,778	7,290
GF Securities Co. Ltd., H Shares	6,421	9,194
Ginlong Technologies Co. Ltd., A Shares(a)	75	1,232
Great Wall Motor Co. Ltd., H Shares	10,095	12,140
GRG Banking Equipment Co. Ltd., A Shares	5,442	9,292
Guangdong Haid Group Co. Ltd., A Shares	890	7,051
Guangdong Investment Ltd.	11,766	11,242
Guanghui Energy Co. Ltd., A Shares	1,100	1,475
Guangshen Railway Co. Ltd., H Shares(a)	27,862	6,495
Guangzhou Automobile Group Co. Ltd., H Shares	8,139	5,049
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A Shares	6,052	6,019
H World Group Ltd., ADR(a)(c)	597	27,999
Haidilao International Holding Ltd.(a)(b)(c)	3,056	7,420
Haier Smart Home Co. Ltd., A Shares	2,671	9,137
Haier Smart Home Co. Ltd., H Shares	5,640	18,285
Haitian International Holdings Ltd.	942	2,436
Haitong Securities Co. Ltd., A Shares	5,442	7,281
Haitong Securities Co. Ltd., H Shares	7,442	4,930
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	1,400	1,863
Hangzhou Tigermed Consulting Co. Ltd., A Shares	555	7,287
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,903	3,462
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,583	5,701
Hengan International Group Co. Ltd.	2,945	13,131
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	1,200	3,291
Hua Hong Semiconductor Ltd.(a)(b)	1,488	6,075
Huadian Power International Corp. Ltd., A Shares	4,200	3,831

	Shares	Value
China-(continued)
Huaneng Power International, Inc., H Shares(a)(c)	15,713	$9,768
Huatai Securities Co. Ltd., H Shares(b)	6,497	8,376
Hubei Biocause Pharmaceutical Co. Ltd., A Shares	24,480	12,155
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	713	5,223
Industrial & Commercial Bank of China Ltd., A Shares	11,871	8,087
Industrial & Commercial Bank of China Ltd., H Shares	202,780	109,012
Industrial Bank Co. Ltd., A Shares	4,848	12,050
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	2,000	3,602
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	1,979	8,444
Innovent Biologics, Inc.(a)(b)(c)	3,786	18,062
Inspur Electronic Information Industry Co. Ltd., A Shares	1,682	9,978
iQIYI, Inc., ADR(a)	1,109	6,765
JA Solar Technology Co. Ltd., A Shares	392	2,285
JD Health International, Inc.(a)(b)	2,317	16,603
JD Logistics, Inc.(a)(b)	1,600	2,487
JD.com, Inc., A Shares	6,146	106,402
Jiangsu Expressway Co. Ltd., H Shares	5,338	5,406
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	1,705	11,973
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	594	12,835
Jiangsu Zhongtian Technology Co. Ltd., A Shares	1,300	2,738
Jiangxi Copper Co. Ltd., H Shares	4,251	7,538
Jinxin Fertility Group Ltd.(b)	4,760	3,123
Jiumaojiu International Holdings Ltd.(b)(c)	2,473	5,507
Joinn Laboratories China Co. Ltd., H Shares(b)(c)	682	2,619
Joyoung Co. Ltd., A Shares	1,300	3,055
JOYY, Inc., ADR	168	5,112
Juewei Food Co. Ltd., A Shares	693	3,976
Kaishan Group Co. Ltd., A Shares(a)	3,452	8,296
Kanzhun Ltd., ADR(a)	464	8,579
KE Holdings, Inc., ADR(a)(c)	1,568	24,602
Kingboard Holdings Ltd.	2,872	8,762
Kingboard Laminates Holdings Ltd.	3,460	3,557
KingClean Electric Co. Ltd., A Shares	1,345	5,259
Kingdee International Software Group Co. Ltd.(a)	7,208	11,019
Kingsoft Corp. Ltd.	2,824	12,357
Kuaishou Technology(a)(b)	5,122	33,473
Kweichow Moutai Co. Ltd., A Shares	248	63,019
Lao Feng Xiang Co. Ltd., B Shares	1,500	5,325
Lens Technology Co. Ltd., A Shares	2,000	3,366
Leyard Optoelectronic Co. Ltd., A Shares	4,848	4,429
Li Auto, Inc., A Shares(a)	2,600	30,290
Li Ning Co. Ltd.	6,324	44,994
LianChuang Electronic Technology Co. Ltd., A Shares	3,460	4,664
Longfor Group Holdings Ltd.(b)	6,432	17,494
LONGi Green Energy Technology Co. Ltd., A Shares	1,828	9,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
China-(continued)
Longshine Technology Group Co. Ltd., A Shares	800	$2,768
Lufax Holding Ltd., ADR	1,651	2,807
Luxshare Precision Industry Co. Ltd., A Shares	2,146	8,084
Luzhou Laojiao Co. Ltd., A Shares	297	9,699
Mango Excellent Media Co. Ltd., A Shares	890	4,609
Maxscend Microelectronics Co. Ltd., A Shares	351	5,144
Meituan, B Shares(a)(b)	11,030	186,880
MicroPort Scientific Corp.(a)	1,500	3,302
MINISO Group Holding Ltd., ADR	336	6,196
Muyuan Foods Co. Ltd., A Shares	1,601	11,062
NARI Technology Co. Ltd., A Shares	940	3,544
NAURA Technology Group Co. Ltd., A Shares	198	9,560
NetEase, Inc.	4,354	76,875
New China Life Insurance Co. Ltd., A Shares	1,286	7,211
New China Life Insurance Co. Ltd., H Shares	2,759	7,873
New Hope Liuhe Co. Ltd., A Shares(a)	4,056	7,616
New Oriental Education & Technology Group, Inc.(a)	3,500	15,739
Nine Dragons Paper Holdings Ltd.	6,630	4,586
Ninestar Corp., A Shares	1,780	10,169
Ningbo Orient Wires & Cables Co. Ltd., A Shares	324	2,191
NIO, Inc., ADR(a)(c)	3,360	26,443
Nongfu Spring Co. Ltd., H Shares(b)	3,564	19,250
PDD Holdings, Inc., ADR(a)	1,079	73,534
People’s Insurance Co. Group of China Ltd. (The), H Shares	20,463	8,029
PetroChina Co. Ltd., H Shares	64,060	44,312
Pharmaron Beijing Co. Ltd., A Shares	841	5,943
PICC Property & Casualty Co. Ltd., H Shares	19,834	23,927
Ping An Bank Co. Ltd., A Shares	5,442	9,858
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,360	3,382
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,483	11,088
Ping An Insurance (Group) Co. of China Ltd., H Shares	17,433	125,919
Poly Developments and Holdings Group Co. Ltd., A Shares	4,750	9,537
Poly Property Services Co. Ltd., H Shares(b)	1,094	6,738
Pop Mart International Group Ltd.(b)(c)	1,956	4,719
Postal Savings Bank of China Co. Ltd., H Shares(b)	28,476	18,501
Power Construction Corp. of China Ltd., A Shares	2,200	2,442
Qifu Technology, Inc., ADR	291	5,133
Qingdao Hanhe Cable Co. Ltd., A Shares	14,738	8,658
RLX Technology, Inc., ADR(a)	1,466	3,606
Sany Heavy Industry Co. Ltd., A Shares	2,770	6,593
Seazen Group Ltd.(a)	11,911	2,549
SenseTime Group, Inc., B Shares(a)(b)(c)	37,000	12,255
SF Holding Co. Ltd., A Shares	890	7,252
Shaanxi Coal Industry Co. Ltd., A Shares	600	1,695
Shandong Gold Mining Co. Ltd., A Shares	1,600	5,935
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	8,131	13,818
Shanghai Electric Power Co. Ltd., A Shares(a)	2,000	3,020

	Shares	Value
China-(continued)
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	789	$8,836
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	1,930	5,495
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	233	1,855
Shanghai International Airport Co. Ltd., A Shares(a)	890	6,898
Shanghai Junshi Biosciences Co. Ltd., A Shares(a)	344	2,621
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	3,718	7,540
Shanghai Pudong Development Bank Co. Ltd., A Shares	5,536	6,073
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., B Shares	4,300	3,801
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	49,558	12,390
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	4,600	2,656
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	335	12,014
Shenzhen Agricultural Products Group Co. Ltd., A Shares	10,388	9,656
Shenzhen Huaqiang Industry Co. Ltd., A Shares	3,660	6,471
Shenzhen Inovance Technology Co. Ltd., A Shares	940	8,385
Shenzhen International Holdings Ltd.	5,843	5,248
Shenzhen Kaifa Technology Co. Ltd., A Shares	4,056	10,427
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	580	2,537
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	252	11,345
Shenzhen MTC Co. Ltd., A Shares(a)	7,800	5,415
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	20,774	10,165
Shenzhou International Group Holdings Ltd.	2,138	20,386
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	700	3,180
Sieyuan Electric Co. Ltd., A Shares	1,979	13,128
Silergy Corp.	708	11,066
Sino Biopharmaceutical Ltd.	27,960	15,458
Sinopec Oilfield Service Corp., A Shares(a)	21,664	7,036
Sinopharm Group Co. Ltd., H Shares	2,926	10,344
Sinotruk Hong Kong Ltd.	3,465	5,270
Skyworth Digital Co. Ltd., A Shares	1,100	2,605
Smoore International Holdings Ltd.(b)(c)	4,381	5,090
Sun Art Retail Group Ltd.	8,000	3,465
Sungrow Power Supply Co. Ltd., A Shares	300	4,882
Sunny Optical Technology Group Co. Ltd.	2,017	21,160
TAL Education Group, ADR(a)	1,239	7,261
Tencent Holdings Ltd.	15,792	692,845
Tencent Music Entertainment Group, ADR(a)	1,686	12,493
Tianqi Lithium Corp., A Shares(a)	300	3,086
Tingyi Cayman Islands Holding Corp.	2,900	5,054
Titan Wind Energy Suzhou Co. Ltd., A Shares	1,200	2,387
Tongcheng Travel Holdings Ltd.(a)(b)	3,922	8,294
Tongwei Co. Ltd., A Shares	1,385	7,962
Topsec Technologies Group, Inc., A Shares	3,660	6,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
China-(continued)
Topsports International Holdings Ltd.(b)	6,926	$6,150
TravelSky Technology Ltd., H Shares	2,963	5,896
Trip.com Group Ltd.(a)	1,219	42,673
Tsingtao Brewery Co. Ltd., H Shares	1,399	14,917
Vipshop Holdings Ltd., ADR(a)	1,233	19,358
Wanhua Chemical Group Co. Ltd., A Shares	890	11,841
Weibo Corp., ADR(a)	183	3,204
Weichai Power Co. Ltd., H Shares	7,267	10,702
Will Semiconductor Co. Ltd., A Shares	270	3,556
Wingtech Technology Co. Ltd., A Shares	594	4,507
Wuliangye Yibin Co. Ltd., A Shares	693	16,904
WuXi AppTec Co. Ltd., A Shares	334	3,256
WuXi AppTec Co. Ltd., H Shares(b)(c)	1,021	8,929
Wuxi Biologics Cayman, Inc.(a)(b)	9,343	55,285
Xiaomi Corp., B Shares(a)(b)	29,571	41,664
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	9,889	8,932
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	4,750	7,514
Xinyi Solar Holdings Ltd.	12,893	13,780
Xpeng, Inc.(a)	2,829	13,551
Xtep International Holdings Ltd.	1,623	1,881
Yadea Group Holdings Ltd.(b)	1,604	3,743
Yangzijiang Shipbuilding Holdings Ltd.	7,042	6,545
Yankuang Energy Group Co. Ltd., H Shares	6,438	22,021
Yanlord Land Group Ltd.	5,479	3,491
Yantai Eddie Precision Machinery Co. Ltd., A Shares	1,420	3,484
Yihai International Holding Ltd.	961	2,534
Yonyou Network Technology Co. Ltd., A Shares	1,613	5,031
Yum China Holdings, Inc.	985	59,929
Yunnan Baiyao Group Co. Ltd., A Shares	791	6,644
Yunnan Energy New Material Co. Ltd., A Shares	198	2,975
Zai Lab Ltd.(a)	2,300	7,984
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	198	7,771
Zhefu Holding Group Co. Ltd., A Shares	12,761	7,036
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	889	8,779
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	600	2,776
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	1,350	4,179
Zhongsheng Group Holdings Ltd.	2,076	8,833
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	2,003	8,063
Zijin Mining Group Co. Ltd., H Shares	19,114	32,190
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	7,186	3,909
ZTE Corp., H Shares	2,906	9,329
ZTO Express (Cayman), Inc.	1,000	27,363

		5,391,560

Colombia-0.10%
Bancolombia S.A.	544	4,202
Bancolombia S.A., Preference Shares	830	5,182
Interconexion Electrica S.A. ESP	1,688	6,591

		15,975

	Shares	Value
Czech Republic-0.32%
CEZ A.S.(c)	799	$43,091
Komercni banka A.S	223	7,219

		50,310

Egypt-0.07%
Commercial International Bank Egypt S.A.E	6,238	10,780

Greece-0.45%
Alpha Services and Holdings S.A.(a)	5,301	6,642
Eurobank Ergasias Services and Holdings S.A.(a)	4,337	6,129
Hellenic Telecommunications Organization S.A.	715	10,459
Helleniq Energy Holdings S.A.	243	1,931
JUMBO S.A.	354	8,168
Motor Oil Hellas Corinth Refineries S.A.	211	5,032
Mytilineos S.A.	347	10,075
OPAP S.A.	587	10,019
Piraeus Financial Holdings S.A.(a)	830	1,961
Public Power Corp. S.A.(a)	492	4,248
Terna Energy S.A.	286	6,340

		71,004

Hungary-0.29%
Gedeon Richter PLC	527	12,739
Magyar Telekom Telecommunications PLC	4,528	5,707
MOL Hungarian Oil & Gas PLC	1,246	10,109
OTP Bank Nyrt(c)	579	17,646

		46,201

Iceland-0.04%
Icelandair Group hf.(a)	211,744	3,072
Marel hf	748	3,218
Reitir fasteignafelag HF	600	372

		6,662

India-7.69%
Axis Bank Ltd., GDR(b)	2,102	110,986
Dr. Reddy’s Laboratories Ltd., ADR(c)	1,438	86,941
ICICI Bank Ltd., ADR(c)	3,431	78,055
Infosys Ltd., ADR(c)	7,498	116,519
Larsen & Toubro Ltd., GDR(b)	4,919	142,651
Mahindra & Mahindra Ltd., GDR(b)	6,583	98,745
Reliance Industries Ltd., GDR(b)	3,001	178,859
State Bank of India, GDR(b)(c)	1,802	126,861
Tata Motors Ltd., ADR(a)(d)	2,944	87,232
Tata Steel Ltd., GDR(b)	4,792	62,536
UPL Ltd., GDR(c)	1,943	33,517
Wipro Ltd., ADR(c)	18,129	85,206

		1,208,108

Indonesia-2.40%
PT Adaro Energy Indonesia Tbk	29,426	6,278
PT Astra International Tbk	50,443	23,210
PT Bank Central Asia Tbk	104,055	64,192
PT Bank Mandiri (Persero) Tbk	108,268	38,193
PT Bank Negara Indonesia (Persero) Tbk	23,537	15,122
PT Bank Rakyat Indonesia (Persero) Tbk	174,572	60,690
PT Bank Syariah Indonesia Tbk	7,822	922
PT Barito Pacific Tbk	88,085	5,014
PT Bukit Asam Tbk	13,904	3,924
PT Bumi Serpong Damai Tbk(a)	11,538	838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Indonesia-(continued)
PT Charoen Pokphand Indonesia Tbk	22,603	$7,072
PT Elang Mahkota Teknologi Tbk	78,456	3,770
PT GoTo Gojek Tokopedia Tbk(a)	1,837,700	13,028
PT Gudang Garam Tbk	1,596	3,095
PT Hanjaya Mandala Sampoerna Tbk	34,894	2,414
PT Indah Kiat Pulp & Paper Corp. Tbk	8,018	4,249
PT Indocement Tunggal Prakarsa Tbk	4,702	3,478
PT Indofood CBP Sukses Makmur Tbk	8,194	5,907
PT Indofood Sukses Makmur Tbk	14,620	6,428
PT Jasa Marga (Persero) Tbk(a)	6,981	1,566
PT Kalbe Farma Tbk	65,188	9,420
PT Media Nusantara Citra Tbk(a)	22,288	896
PT Merdeka Copper Gold Tbk(a)	27,900	7,493
PT MNC Digital Entertainment Tbk(a)	1,984	545
PT Perusahaan Gas Negara Tbk	53,455	5,211
PT Sarana Menara Nusantara Tbk	67,771	4,735
PT Semen Indonesia (Persero) Tbk	9,639	3,909
PT Smartfren Telecom Tbk(a)	346,029	1,392
PT Sumber Alfaria Trijaya Tbk	50,887	10,059
PT Surya Citra Media Tbk	83,741	942
PT Telkom Indonesia (Persero) Tbk	138,712	40,186
PT Tower Bersama Infrastructure Tbk	38,310	5,380
PT Unilever Indonesia Tbk	18,499	5,548
PT United Tractors Tbk	5,015	9,880
PT XL Axiata Tbk	18,038	2,152

		377,138

Kuwait-0.88%
Agility Public Warehousing Co. KSC	5,310	10,677
Boubyan Bank KSCP	3,234	7,115
Boubyan Petrochemicals Co. KSCP	2,043	5,442
Gulf Bank KSCP	5,904	5,415
Humansoft Holding Co. KSC	270	3,437
Kuwait Finance House KSCP	10,037	24,376
Mabanee Co. K.P.S.C.	2,908	7,214
Mobile Telecommunications Co. KSCP	2,407	4,471
National Bank of Kuwait SAKP	21,328	69,829

		137,976

Luxembourg-0.05%
Reinet Investments S.C.A.	351	7,679

Malaysia-1.88%
Alliance Bank Malaysia Bhd.	3,488	2,604
AMMB Holdings Bhd.	8,299	6,717
Axiata Group Bhd.	14,263	9,561
British American Tobacco Malaysia Bhd.	474	1,122
CelcomDigi Bhd.	14,429	14,233
CIMB Group Holdings Bhd.	16,157	18,329
Dialog Group Bhd.	14,438	7,412
FGV Holdings Bhd.	8,277	2,783
Fraser & Neave Holdings Bhd.	652	3,877
Genting Bhd.	7,600	8,008
Genting Malaysia Bhd.	8,881	5,396
Hartalega Holdings Bhd.	5,389	2,271
Hong Leong Bank Bhd.	2,039	9,206
Hong Leong Financial Group Bhd.	720	2,925
IHH Healthcare Bhd.	8,589	11,034
IOI Corp. Bhd.	10,246	8,775
Kuala Lumpur Kepong Bhd.	706	3,403
Malayan Banking Bhd.	12,103	23,498

	Shares	Value
Malaysia-(continued)
Malaysia Airports Holdings Bhd.	2,860	$4,520
Maxis Bhd.	8,242	8,130
MISC Bhd.	2,970	4,861
Nestle Malaysia Bhd.	137	4,162
Petronas Chemicals Group Bhd.	6,829	10,839
Petronas Dagangan Bhd.	720	3,654
PPB Group Bhd.	2,061	7,513
Press Metal Aluminium Holdings Bhd.	10,482	12,102
Public Bank Bhd.	39,961	34,850
QL Resources Bhd.	4,105	5,200
RHB Bank Bhd.	5,415	6,653
Sime Darby Bhd.	12,049	5,862
Sime Darby Plantation Bhd.	10,334	9,916
Telekom Malaysia Bhd.	2,817	3,132
Tenaga Nasional Bhd.	11,450	22,846
Top Glove Corp. Bhd.(a)	16,368	3,596
Westports Holdings Bhd.	4,255	3,367
YTL Corp. Bhd.	20,793	3,077

		295,434

Mexico-3.48%
Alfa S.A.B. de C.V., Class A	7,320	4,630
Alpek S.A.B. de C.V.	817	861
America Movil S.A.B. de C.V., Class B(a)	81,883	88,015
Arca Continental S.A.B. de C.V.	1,265	11,999
Banco del Bajio S.A.(b)(c)	2,103	6,896
Becle S.A.B. de C.V.	2,022	4,652
Cemex S.A.B. de C.V., Series CPO(a)(e)	38,734	23,190
Coca-Cola FEMSA S.A.B. de C.V., Series L	1,537	12,647
Concentradora Fibra Danhos S.A. de C.V.	817	1,083
El Puerto de Liverpool S.A.B. de C.V., Series C-1	728	4,431
Fibra Uno Administracion S.A. de C.V.	7,299	10,051
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(f)	5,257	50,976
Gruma S.A.B. de C.V., Class B	698	10,890
Grupo Aeroportuario del Centro Norte S.A.B.de C.V.(c)	78	855
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	707	12,537
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	352	10,070
Grupo Bimbo S.A.B. de C.V., Series A	6,845	36,542
Grupo Carso S.A.B. de C.V., Series A1	1,535	8,636
Grupo Comercial Chedraui S.A. de C.V.	2,096	12,349
Grupo Elektra S.A.B. de C.V	33	2,108
Grupo Financiero Banorte S.A.B. de C.V., Class O	8,160	70,332
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	5,336	12,944
Grupo Mexico S.A.B. de C.V., Class B	9,326	45,707
Grupo Televisa S.A.B., Series CPO(g)	7,162	7,242
Industrias Penoles S.A.B. de C.V.(a)	400	6,127
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(c)	4,357	9,850
Megacable Holdings S.A.B. de C.V., Series CPO(h)	528	1,423
Operadora de Sites Mexicanos S.A.B. de C.V., Class A-1	7,624	7,375
Orbia Advance Corp. S.A.B. de C.V.	3,349	7,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Mexico-(continued)
Prologis Property Mexico S.A. de C.V.	1,750	$6,025
Promotora y Operadora de Infraestructura
S.A.B de C.V.	320	3,317
Regional S.A.B. de C.V.	117	854
Wal-Mart de Mexico S.A.B. de C.V., Series V	13,529	54,366

		546,670

Philippines-0.91%
Aboitiz Power Corp.	6,427	4,410
ACEN Corp.	17,173	1,864
Alliance Global Group, Inc.	15,114	3,766
Ayala Corp.	698	8,053
Ayala Land, Inc.	21,624	10,405
Bank of the Philippine Islands	6,393	12,420
BDO Unibank, Inc.	6,314	16,416
Bloomberry Resorts Corp.(a)	3,805	721
Converge Information and Communications Technology Solutions, Inc.(a)	4,417	941
DMCI Holdings, Inc.	5,797	1,027
Globe Telecom, Inc.	70	2,149
GT Capital Holdings, Inc.	364	3,141
International Container Terminal Services, Inc.	3,192	12,506
JG Summit Holdings, Inc.	8,858	8,109
Jollibee Foods Corp.	1,111	4,513
LT Group, Inc.	5,728	1,051
Manila Electric Co.	768	4,701
Megaworld Corp.	32,523	1,174
Metro Pacific Investments Corp.	55,768	4,461
Metropolitan Bank & Trust Co.	6,304	6,670
Monde Nissin Corp.(b)	5,384	909
PLDT, Inc.	362	7,869
San Miguel Corp.	770	1,476
Semirara Mining & Power Corp.	1,753	855
SM Prime Holdings, Inc.	28,128	17,242
Universal Robina Corp.	2,300	6,105

		142,954

Qatar-0.99%
Barwa Real Estate Co.	5,881	4,039
Commercial Bank P.S.Q.C. (The)	6,117	9,851
Doha Bank Q.P.S.C.	3,689	1,570
Industries Qatar Q.S.C.	4,681	16,409
Masraf Al Rayan Q.S.C.	11,339	7,944
Mesaieed Petrochemical Holding Co. Q.P.S.C.	13,375	7,275
Ooredoo Q.P.S.C.	1,580	4,293
Qatar Aluminum Manufacturing Co.	8,439	3,570
Qatar Electricity & Water Co. Q.S.C.	1,552	7,150
Qatar Fuel Q.S.C.	971	4,412
Qatar Gas Transport Co. Ltd.	8,377	9,114
Qatar International Islamic Bank Q.S.C.	2,292	6,227
Qatar Islamic Bank (S.A.Q)	3,525	17,335
Qatar National Bank Q.P.S.C.	12,948	54,638
Vodafone Qatar Q.S.C.	4,284	2,015

		155,842

Romania-0.03%
NEPI Rockcastle N.V.	683	4,129

Russia-0.00%
Alrosa PJSC(a)(d)	5,728	0
Gazprom PJSC(d)	23,800	0
Inter RAO UES PJSC(d)	91,895	0

	Shares	Value
Russia-(continued)
Lukoil PJSC(d)	959	$0
Magnit PJSC(a)(d)	196	0
Magnitogorsk Iron & Steel Works PJSC(a)(d)	6,370	0
MMC Norilsk Nickel PJSC(d)	119	0
Mobile TeleSystems PJSC(d)	2,469	0
Moscow Exchange MICEX-RTS PJSC(a)(d)	3,806	0
Novatek PJSC(d)	2,626	0
Novolipetsk Steel PJSC(a)(d)	2,494	0
PhosAgro PJSC(d)	127	0
Polyus PJSC(a)(d)	72	0
Raspadskaya OJSC(a)(d)	586	0
Rosneft Oil Co. PJSC(d)	2,287	0
Rostelecom PJSC(d)	2,632	0
RusHydro PJSC(d)	250,330	0
Sberbank of Russia PJSC(a)(d)	21,738	0
Severstal PAO(a)(d)	487	0
Sistema PJSFC(a)(d)	17,276	0
Surgutneftegas PJSC(d)	18,011	0
Surgutneftegas PJSC, Preference Shares(d)	16,402	0
Tatneft PJSC(d)	4,111	0
Transneft PJSC, Preference Shares(d)	1	0
United Co. RUSAL International PJSC(d)	7,760	0
VTB Bank PJSC(a)(d)	13,924,072	0

		0

Saudi Arabia-5.06%
Abdullah Al Othaim Markets Co.	188	7,168
ACWA Power Co.	435	18,162
Advanced Petrochemical Co.	1,094	13,884
Al Rajhi Bank	4,852	99,350
Alinma Bank	1,812	15,290
Almarai Co. JSC	271	4,256
Arab National Bank	1,372	9,986
Arabian Centres Co. Ltd.	1,281	7,411
Arabian Internet & Communications Services Co.	15	1,116
Bank AlBilad(a)	2,212	24,386
Bank Al-Jazira	166	859
Banque Saudi Fransi	1,698	17,475
Bupa Arabia for Cooperative Insurance Co.	367	17,260
Company for Cooperative Insurance (The)(a)	441	12,111
Dallah Healthcare Co.	246	11,150
Dr Sulaiman Al Habib Medical Services Group Co.	181	13,850
Elm Co.	35	4,134
Emaar Economic City(a)	1,826	4,713
Etihad Etisalat Co.	532	6,525
Jarir Marketing Co.	233	10,138
Mobile Telecommunications Co.(a)	1,749	6,976
Mouwasat Medical Services Co.	167	10,989
National Industrialization Co.(a)	1,708	6,211
Qassim Cement Co. (The)	369	6,769
Rabigh Refining & Petrochemical Co.(a)	254	756
Riyad Bank	3,175	25,395
SABIC Agri-Nutrients Co.	845	30,099
Sahara International Petrochemical Co.	1,741	17,964
Saudi Airlines Catering Co.	581	14,700
Saudi Arabian Mining Co.(a)	2,362	43,705
Saudi Arabian Oil Co.(b)	5,538	53,155
Saudi Basic Industries Corp.	2,007	49,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Saudi Arabia-(continued)
Saudi British Bank (The)	2,514	$24,230
Saudi Cement Co.	421	6,308
Saudi Electricity Co.	1,197	7,723
Saudi Industrial Investment Group	2,759	18,721
Saudi Kayan Petrochemical Co.(a)	2,992	10,099
Saudi National Bank (The)	5,424	70,716
Saudi Research & Media Group(a)	183	10,285
Saudi Tadawul Group Holding Co.	27	1,204
Saudi Telecom Co.	3,857	46,275
Saudia Dairy & Foodstuff Co.	194	14,400
Savola Group (The)	449	3,813
Southern Province Cement Co.	610	8,538
United Electronics Co.	49	1,001
Yamama Cement Co.	119	1,047
Yanbu National Petrochemical Co., Class A	491	5,852

		795,545

Singapore-0.01%
Yangzijiang Financial Holding Ltd.(a)	5,430	1,567

South Africa-3.64%
Absa Group Ltd.(c)	1,828	17,760
African Rainbow Minerals Ltd.	347	4,359
Anglo American Platinum Ltd.	158	9,361
Aspen Pharmacare Holdings Ltd.	1,106	11,058
AVI Ltd.	545	2,032
Bid Corp. Ltd.	764	17,395
Bidvest Group Ltd. (The)	1,043	14,293
Capitec Bank Holdings Ltd.	184	16,030
Clicks Group Ltd.(c)	784	11,463
Dis-Chem Pharmacies Ltd.(b)	2,211	3,219
Discovery Ltd.(a)	1,271	9,994
Exxaro Resources Ltd.	435	4,564
FirstRand Ltd.	13,587	47,827
Foschini Group Ltd. (The)	726	3,759
Gold Fields Ltd.	2,552	39,647
Growthpoint Properties Ltd.	8,055	5,608
Harmony Gold Mining Co. Ltd.	1,530	7,161
Impala Platinum Holdings Ltd.(c)	2,285	22,213
Investec Ltd.	732	4,028
Kumba Iron Ore Ltd.(c)	184	4,465
Life Healthcare Group Holdings Ltd.(c)	3,702	4,199
Momentum Metropolitan Holdings	3,315	3,354
Mr Price Group Ltd.	615	5,060
MTN Group Ltd.(c)	4,759	33,400
MultiChoice Group	1,349	8,447
Naspers Ltd., Class N	526	93,820
Nedbank Group Ltd.	445	5,137
Netcare Ltd.	4,935	4,305
Northam Platinum Holdings Ltd.(a)	687	6,727
OUTsurance Group Ltd.	2,591	4,932
Pepkor Holdings Ltd.(b)	4,008	3,716
Pick n Pay Stores Ltd.	784	1,862
Redefine Properties Ltd.	14,358	3,047
Remgro Ltd.(c)	1,666	12,759
Royal Bafokeng Platinum Ltd.	481	3,776
Sanlam Ltd.(c)	3,442	10,623
Santam Ltd.	226	3,510
Sappi Ltd.	1,889	4,295
Sasol Ltd.	1,234	16,007
Shoprite Holdings Ltd.(c)	1,531	18,669

	Shares	Value
South Africa-(continued)
Sibanye Stillwater Ltd.	7,754	$17,121
Standard Bank Group Ltd.	2,982	27,937
Tiger Brands Ltd.(c)	553	5,994
Transaction Capital Ltd.	383	255
Vodacom Group Ltd.	1,254	8,589
Woolworths Holdings Ltd.	2,470	8,788

		572,565

Taiwan-16.18%
Accton Technology Corp.	1,679	16,330
Acer, Inc.	9,044	8,899
Advanced Energy Solution Holding Co. Ltd.	30	669
Advantech Co. Ltd.	1,215	14,663
ASE Technology Holding Co. Ltd.	8,720	28,648
Asia Cement Corp.	6,898	9,862
ASMedia Technology, Inc.	107	3,950
ASPEED Technology, Inc.	46	3,913
Asustek Computer, Inc.	1,550	14,243
AUO Corp.	22,137	12,241
Capital Securities Corp.	7,241	3,227
Catcher Technology Co. Ltd.	665	3,915
Cathay Financial Holding Co. Ltd.	22,079	30,487
Chailease Holding Co. Ltd.	3,295	23,901
Chang Hwa Commercial Bank Ltd.	14,107	8,168
Cheng Shin Rubber Industry Co. Ltd.	5,048	6,207
Chicony Electronics Co. Ltd.	3,431	10,826
China Airlines Ltd.	6,693	4,137
China Development Financial Holding Corp.	34,866	14,857
China Steel Corp.	35,324	33,437
Chunghwa Telecom Co. Ltd.	10,361	42,802
Compal Electronics, Inc.	13,543	10,551
CTBC Financial Holding Co. Ltd.	44,440	32,670
Delta Electronics, Inc.	6,211	60,610
E Ink Holdings, Inc.	2,375	14,717
E.Sun Financial Holding Co. Ltd.	22,553	18,304
Eclat Textile Co. Ltd.	409	6,486
eMemory Technology, Inc.	123	7,302
ENNOSTAR, Inc.	2,343	3,803
Eva Airways Corp.	7,049	6,157
Evergreen Marine Corp. Taiwan Ltd.	2,831	14,872
Far Eastern International Bank	8,112	2,955
Far Eastern New Century Corp.	13,642	14,156
Far EasTone Telecommunications Co. Ltd.	5,935	15,232
Feng TAY Enterprise Co. Ltd.	1,394	8,638
First Financial Holding Co. Ltd.	28,639	25,246
Formosa Chemicals & Fibre Corp.	9,565	21,437
Formosa Petrochemical Corp.	2,119	5,983
Formosa Plastics Corp.	10,826	33,067
Formosa Taffeta Co. Ltd.	4,565	4,202
Foxconn Technology Co. Ltd.	2,954	5,179
Fubon Financial Holding Co. Ltd.	20,174	38,717
Giant Manufacturing Co. Ltd.	530	3,164
Globalwafers Co. Ltd.	615	9,622
Hiwin Technologies Corp.	414	3,165
Hon Hai Precision Industry Co. Ltd.	31,576	107,333
Hotai Motor Co. Ltd.	719	15,459
HTC Corp.(a)	4,456	8,218
Hua Nan Financial Holdings Co. Ltd.	25,518	18,178
Innolux Corp.	23,769	10,360
Inventec Corp.	9,361	10,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Taiwan-(continued)
Largan Precision Co. Ltd.	308	$20,138
Lite-On Technology Corp.	4,191	10,020
MediaTek, Inc.	3,962	85,703
Mega Financial Holding Co. Ltd.	28,958	32,074
Micro-Star International Co. Ltd.	2,256	10,677
momo.com, Inc.	148	3,991
Nan Ya Plastics Corp.	13,774	34,948
Nan Ya Printed Circuit Board Corp.	558	4,982
Nien Made Enterprise Co. Ltd.	92	1,010
Novatek Microelectronics Corp.	1,604	21,835
Oneness Biotech Co. Ltd.(a)	526	4,124
Pegatron Corp.	4,307	9,807
Pou Chen Corp.	7,117	7,350
Powerchip Semiconductor Manufacturing Corp.	5,000	4,830
President Chain Store Corp.	1,810	15,926
Quanta Computer, Inc.	7,635	21,334
Realtek Semiconductor Corp.	1,390	16,232
Ruentex Development Co. Ltd.	4,500	5,240
Shanghai Commercial & Savings Bank Ltd. (The)	9,168	13,852
Shin Kong Financial Holding Co. Ltd.	34,734	9,468
Sino-American Silicon Products, Inc.	936	4,491
SinoPac Financial Holdings Co. Ltd.	36,645	19,906
Synnex Technology International Corp.	6,337	12,760
Taishin Financial Holding Co. Ltd.	23,868	13,431
Taiwan Business Bank	7,964	3,614
Taiwan Cement Corp.	14,721	18,531
Taiwan Cooperative Financial Holding Co. Ltd.	29,408	25,589
Taiwan Fertilizer Co. Ltd.	3,909	7,515
Taiwan Glass Industry Corp.	4,310	2,846
Taiwan Mobile Co. Ltd.	3,118	10,497
Taiwan Semiconductor Manufacturing Co. Ltd.	62,093	1,013,928
Teco Electric and Machinery Co. Ltd.	7,581	10,887
Transcend Information, Inc.	3,363	7,767
U-Ming Marine Transport Corp.	2,000	3,539
Unimicron Technology Corp.	3,507	16,541
Uni-President Enterprises Corp.	13,200	31,602
United Microelectronics Corp.	31,862	50,888
Vanguard International Semiconductor Corp.	3,030	8,545
Voltronic Power Technology Corp.	126	7,214
Walsin Lihwa Corp.	9,044	14,606
Walsin Technology Corp.	1,267	3,932
Wan Hai Lines Ltd.	2,173	4,594
Win Semiconductors Corp.	1,094	5,818
Winbond Electronics Corp.	6,926	5,846
Wistron Corp.	7,111	10,756
Wiwynn Corp.	293	11,103
Yageo Corp.	969	15,634
Yang Ming Marine Transport Corp.	3,839	7,880
Yuanta Financial Holding Co. Ltd.	35,467	26,073
Zhen Ding Technology Holding Ltd.	509	1,846

		2,542,964

Thailand-2.67%
Advanced Info Service PCL, NVDR	3,444	21,583
Airports of Thailand PCL, NVDR(a)	13,252	28,427
Asset World Corp. PCL, NVDR	23,334	3,622
B. Grimm Power PCL, NVDR	2,372	2,692
Bangkok Dusit Medical Services PCL, NVDR	26,813	22,967

	Shares	Value
Thailand-(continued)
Bangkok Expressway & Metro PCL, NVDR	26,195	$6,789
Banpu PCL, NVDR	14,536	3,874
Berli Jucker PCL, NVDR	3,370	3,849
BTS Group Holdings PCL, NVDR	24,387	5,499
Bumrungrad Hospital PCL, NVDR	1,065	7,423
Central Pattana PCL, NVDR	7,722	15,377
Central Retail Corp. PCL, NVDR	2,450	3,211
Charoen Pokphand Foods PCL, NVDR	10,891	6,475
CP ALL PCL, NVDR	15,206	28,833
Delta Electronics Thailand PCL, NVDR	7,890	16,809
Electricity Generating PCL, NVDR	882	4,042
Energy Absolute PCL, NVDR	6,357	12,613
Global Power Synergy PCL, NVDR	1,364	2,556
Gulf Energy Development PCL, NVDR	13,285	19,744
Home Product Center PCL, NVDR	18,909	7,752
Indorama Ventures PCL, NVDR	6,527	6,499
Intouch Holdings PCL, NVDR	7,499	16,470
IRPC PCL, NVDR	7,485	517
Kasikornbank PCL, NVDR	1,267	4,638
Krung Thai Bank PCL, NVDR	16,222	8,551
Krungthai Card PCL, NVDR	4,732	7,310
Land & Houses PCL, NVDR	22,042	6,326
Minor International PCL, NVDR	11,934	11,009
Muangthai Capital PCL, NVDR	2,468	2,457
Osotspa PCL, NVDR	4,028	3,480
PTT Exploration & Production PCL, NVDR	3,705	16,058
PTT Global Chemical PCL, NVDR	3,695	4,491
PTT PCL, NVDR	34,257	31,099
Ratch Group PCL, NVDR	2,575	2,847
SCB X PCL, NVDR	5,850	17,731
SCG Packaging PCL, NVDR	583	751
Siam Cement PCL (The), NVDR	2,513	23,108
Siam Makro PCL, NVDR	4,987	5,513
Srisawad Corp. PCL, NVDR	2,259	3,672
Thai Oil PCL, NVDR	3,260	4,439
Thai Union Group PCL, NVDR	9,671	3,908
TMBThanachart Bank PCL, NVDR	50,173	2,131
TMBThanachart Bank PCL, Wts., expiring 10/25/2025(a)	1,044	15
True Corp. PCL, NVDR	56,262	13,099

		420,256

Turkey-1.00%
Akbank T.A.S.	7,231	5,968
Aksa Akrilik Kimya Sanayii A.S.	230	776
Aksa Enerji Uretim A.S.	1,904	2,739
Arcelik A.S.	698	3,476
Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,132	4,902
Bera Holding A.S.	573	299
BIM Birlesik Magazalar A.S.	1,461	11,734
Can2 Termik A.S.(a)	883	2,207
Coca-Cola Icecek A.S.	313	3,790
Ege Endustri ve Ticaret A.S.	3	701
EIS Eczacibasi Ilac, Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,896	2,888
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,378	735
Enka Insaat ve Sanayi A.S.	3,469	4,877
Eregli Demir ve Celik Fabri kalari TAS	3,560	6,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Turkey-(continued)
Europen Endustri Insaat Sanayi VE Ticaret A.S.(a)	800	$405
Ford Otomotiv Sanayi A.S.	198	5,471
Girisim Elektrik Taahhut Ticaret ve Sanayi A.S.(a)	304	1,047
Gubre Fabrikalari TAS(a)	546	5,674
Haci Omer Sabanci Holding A.S.	3,524	6,922
Hektas Ticaret T.A.S.(a)	2,892	4,006
Is Gayrimenkul Yatirim Ortakligi A.S.(a)	1,825	772
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	2,102	1,619
Karsan Otomotiv Sanayii Ve Ticaret A.S.(a)	2,882	1,260
Kizilbuk Gayrimenkul Yatirim Ortakligi A.S.(a)	800	699
KOC Holding A.S.	2,579	10,032
Kontrolmatik Enerji Ve Muhendislik A.S.	136	925
Konya Cimento Sanayii A.S.(a)	3	439
Koza Altin Isletmeleri A.S.	1,104	1,072
Migros Ticaret A.S.(a)	94	843
Nuh Cimento Sanayi A.S.	92	611
ODAS Elektrik Uretim ve Sanayi Ticaret A.S.(a)	1,807	554
Oyak Cimento Fabrikalari A.S.(a)	2,325	3,610
Pegasus Hava Tasimaciligi A.S.(a)	84	1,917
Penta Teknoloji Urunleri Dagitim Ticaret A.S.(a)	963	738
Petkim Petrokimya Holding A.S.(a)	4,461	2,982
Sasa Polyester Sanayi A.S.(a)	1,091	5,587
Smart Gunes Enerjisi Teknolojileri Arastirma Gelistirme Uretim Sanayi ve Ticaret A.S.(a)	130	468
Tekfen Holding A.S.	308	456
Tofas Turk Otomobil Fabrikasi A.S.	139	1,372
Turk Hava Yollari AO(a)	3,375	22,178
Turkcell Iletisim Hizmetleri A.S.	3,128	5,324
Turkiye Garanti Bankasi A.S.	785	1,105
Turkiye Is Bankasi A.S., Class C	9,887	5,506
Turkiye Petrol Rafinerileri A.S.	1,750	5,966
Turkiye Sinai Kalkinma Bankasi A.S.(a)	2,535	512
Turkiye Sise ve Cam Fabrikalari A.S.	2,493	4,725
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	590	261
Ulker Biskuvi Sanayi A.S.(a)	272	420
Yapi ve Kredi Bankasi A.S.	1,781	867
Zorlu Enerji Elektrik Uretim A.S.(a)	980	223

		157,726

United Arab Emirates-1.83%
Abu Dhabi Commercial Bank PJSC	8,540	20,513
Abu Dhabi Islamic Bank PJSC	3,649	11,289
Abu Dhabi National Oil Co. for Distribution PJSC	888	1,062
Abu Dhabi Ports Co. PJSC(a)	3,783	7,057
ADNOC Drilling Co. PJSC	3,114	3,638
Air Arabia PJSC	18,556	11,067
AL Seer Marine Supplies & Equipment Co. LLC(a)	385	804
Aldar Properties PJSC	11,465	16,860
Alpha Dhabi Holding PJSC(a)	3,437	20,592

	Shares	Value
United Arab Emirates-(continued)
Americana Restaurants International PLC	2,012	$2,148
Apex Investment Co. PSC(a)	566	302
Dana Gas PJSC	34,626	8,430
Dubai Electricity and Water Authority PJSC	8,376	5,657
Dubai Financial Market PJSC	4,923	2,011
Dubai Investments PJSC	22,340	14,906
Dubai Islamic Bank PJSC	5,385	8,154
Emaar Development PJSC	5,974	8,964
Emaar Properties PJSC	10,494	16,947
Emirates Telecommunications Group Co. PJSC	9,564	62,510
Fertiglobe PLC	3,350	3,503
First Abu Dhabi Bank PJSC	12,279	47,417
Ghitha Holding PJSC(a)	43	497
Multiply Group PJSC(a)	8,956	8,195
National Marine Dredging Co.(a)	283	1,672
Q Holding PJSC(a)	4,718	3,276

		287,471

United States-0.15%
GCC S.A.B. de C.V.	865	6,854
JBS S.A.	3,168	11,335
Parade Technologies Ltd.	176	5,370

		23,559

Total Common Stocks & Other Equity Interests (Cost $16,416,051)		14,317,222

Exchange-Traded Funds-8.76%
India-8.76%
Invesco India ETF(i)	33,358	715,742
iShares MSCI India ETF(a)(c)	16,075	661,004

Total Exchange-Traded Funds (Cost $1,447,441)		1,376,746

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $17,863,492)		15,693,968

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.03%
Invesco Private Government Fund, 4.83%(i)(j)(k)	397,177	397,177
Invesco Private Prime Fund, 4.99%(i)(j)(k)	1,021,312	1,021,312

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,418,642)		1,418,489

TOTAL INVESTMENTS IN SECURITIES-108.87% (Cost $19,282,134)		17,112,457
OTHER ASSETS LESS LIABILITIES-(8.87)%		(1,393,798)

NET ASSETS-100.00%		$15,718,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

ETF-Exchange-Traded Fund

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Rts.-Rights

Wts.-Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $1,420,990, which represented 9.04% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. Series CPO. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain		Value April 30, 2023	Dividend Income

Invesco India ETF	$683,293	$115,858	$(7,360)	$(75,441)	$82,219		$715,742	$-

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	118,804	(118,804)	-	-		-	172

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	175,821	3,664,553	(3,443,197)	-	-		397,177	6,194	*

Invesco Private Prime Fund	451,899	6,454,676	(5,885,145)	(192)	74		1,021,312	16,996	*

Total	$1,311,013	$10,353,891	$(9,454,506)	$(75,633)	$82,293	*	$2,134,231	$23,362

*	Includes capital gains distributions from affiliated underlying funds as follows:
*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Fund Name	Capital Gain
Invesco India ETF	$82,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2023

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of April 30, 2023

Financials	20.32

Information Technology	14.64

Consumer Discretionary	11.99

Communication Services	9.83

Exchange-Traded Funds	8.76

Materials	7.94

Industrials	6.71

Consumer Staples	6.31

Energy	4.50

Health Care	3.72

Sector Types Each Less Than 3%	5.12

Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Assets:
Unaffiliated investments in securities, at value(a)	$89,304,468	$13,061,704	$14,978,226
Affiliated investments in securities, at value	51,181	650,971	2,134,231
Foreign currencies, at value.	-	534	11,366
Receivable for:
Dividends and interest	130,124	76,719	40,494
Securities lending	-	452	467
Investments sold	4,967,389	236,937	-
Fund shares sold	-	2,143	-
Foreign tax reclaims	-	74,713	-

Total assets	94,453,162	14,104,173	17,164,784

Liabilities:
Due to custodian	-	224,962	14,979
Payable for:
Investments purchased	5,016,373	1,846	1
Collateral upon return of securities loaned	-	650,971	1,418,642
Accrued unitary management fees	5,186	752	1,375
Other payables	-	-	11,128

Total liabilities	5,021,559	878,531	1,446,125

Net Assets	$89,431,603	$13,225,642	$15,718,659

Net assets consist of:
Shares of beneficial interest	$95,987,591	$30,153,733	$18,833,101
Distributable earnings (loss)	(6,555,988)	(16,928,091)	(3,114,442)

Net Assets	$89,431,603	$13,225,642	$15,718,659

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,580,001	500,001	700,001
Net asset value	$24.98	$26.45	$22.46

Market price	$24.98	$26.41	$22.50

Unaffiliated investments in securities, at cost	$93,660,008	$14,698,218	$17,082,008

Affiliated investments in securities, at cost	$51,181	$650,971	$2,200,126

Foreign currencies, at cost	$-	$530	$11,420

(a) Includes securities on loan with an aggregate value of:	$-	$615,019	$1,385,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Operations

For the six months ended April 30, 2023

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Investment income:
Unaffiliated interest income	$957,946	$-	$-
Unaffiliated dividend income	-	792,506	158,606
Affiliated dividend income	1,504	1,337	172
Non-cash dividend income	-	20,576	-
Securities lending income, net	24	9,955	3,724
Foreign withholding tax	-	(70,746)	(11,031)

Total investment income	959,474	753,628	151,471

Expenses:
Unitary management fees	36,495	23,470	10,899

Less: Waivers	(32)	(35)	(2,480)

Net expenses	36,463	23,435	8,419

Net investment income	923,011	730,193	143,052

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(948,510)	(1,829,737)	(238,014)
Affiliated investment securities	-	503	(534)
In-kind redemptions	(1,145,151)	(11,512,727)	-
Foreign currencies	-	17,886	1,647
Distributions of underlying fund shares	-	-	82,827

Net realized gain (loss)	(2,093,661)	(13,324,075)	(154,074)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,949,907	24,850,079	2,251,523
Affiliated investment securities	-	131	(75,633)
Foreign currencies	-	10,459	38

Change in net unrealized appreciation	3,949,907	24,860,669	2,175,928

Net realized and unrealized gain	1,856,246	11,536,594	2,021,854

Net increase in net assets resulting from operations	$2,779,257	$12,266,787	$2,164,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Statements of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)		Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)		Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Operations:
Net investment income	$923,011	$5,908,487	$730,193	$2,710,025	$143,052	$474,298
Net realized gain (loss)	(2,093,661)	(922,791)	(13,324,075)	(1,236,292)	(154,074)	(567,628)
Change in net unrealized appreciation (depreciation)	3,949,907	(8,750,936)	24,860,669	(27,153,404)	2,175,928	(4,621,839)

Net increase (decrease) in net assets resulting from operations	2,779,257	(3,765,240)	12,266,787	(25,679,671)	2,164,906	(4,715,169)

Distributions to Shareholders from:
Distributable earnings	(1,245,075)	(5,579,040)	(924,196)	(3,114,627)	(149,716)	(500,783)

Shareholder Transactions:
Proceeds from shares sold	2,953,639	112,102,622	-	38,575,699	-	7,537,315
Value of shares repurchased	(36,691,641)	(33,948,435)	(76,110,664)	(2,348,895)	-	-
Transaction fees	-	-	-	-	-	15,230

Net increase (decrease) in net assets resulting from share transactions	(33,738,002)	78,154,187	(76,110,664)	36,226,804	-	7,552,545

Net increase (decrease) in net assets	(32,203,820)	68,809,907	(64,768,073)	7,432,506	2,015,190	2,336,593

Net assets:
Beginning of period	121,635,423	52,825,516	77,993,715	70,561,209	13,703,469	11,366,876

End of period	$89,431,603	$121,635,423	$13,225,642	$77,993,715	$15,718,659	$13,703,469

Changes in Shares Outstanding:
Shares sold	120,000	4,290,000	-	1,300,000	-	300,000
Shares repurchased	(1,490,000)	(1,320,000)	(3,100,000)	(100,000)	-	-
Shares outstanding, beginning of period	4,950,001	1,980,001	3,600,001	2,400,001	700,001	400,001

Shares outstanding, end of period	3,580,001	4,950,001	500,001	3,600,001	700,001	700,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,

	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$24.57		$26.68	$25.74	$24.89	$24.40		$24.99

Net investment income(a)	0.22		1.58	1.12	0.35	0.59		0.63
Net realized and unrealized gain (loss) on investments	0.46		(2.29)	0.53	0.71	0.39		(0.55)

Total from investment operations	0.68		(0.71)	1.65	1.06	0.98		0.08

Distributions to shareholders from:
Net investment income	(0.26)		(1.39)	(0.69)	(0.21)	(0.49)		(0.67)
Net realized gains	(0.01)		(0.01)	(0.02)	-	-		-

Total distributions	(0.27)		(1.40)	(0.71)	(0.21)	(0.49)		(0.67)

Net asset value at end of period	$24.98		$24.57	$26.68	$25.74	$24.89		$24.40

Market price at end of period(b)	$24.98		$24.59	$26.70	$25.75	$24.90		$24.40

Net Asset Value Total Return(c)	2.78%		(2.79)%	6.46%	4.28%	4.04%		0.33%
Market Price Total Return(c)	2.69%		(2.78)%	6.50%	4.28%	4.07%		0.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$89,432		$121,635	$52,826	$12,870	$7,467		$2,440
Ratio to average net assets of:
Expenses	0.07	%(d)	0.07%	0.07%	0.07%	0.20	%(e)	0.07%
Net investment income	1.77	%(d)	6.14%	4.26%	1.40%	2.39	%(e)	2.53%
Portfolio turnover rate(f)	19%		27%	28%	29%	30%		19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.13%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,

	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$21.66		$29.40	$22.43	$24.31	$22.80		$25.37

Net investment income(a)	0.27		0.74	0.78	0.53	0.69		0.73
Net realized and unrealized gain (loss) on investments	4.80		(7.62)	6.78	(1.88)	1.61		(2.60)

Total from investment operations	5.07		(6.88)	7.56	(1.35)	2.30		(1.87)

Distributions to shareholders from:
Net investment income	(0.28)		(0.86)	(0.59)	(0.53)	(0.77)		(0.70)
Net realized gains	-		-	-	-	(0.02)		-

Total distributions	(0.28)		(0.86)	(0.59)	(0.53)	(0.79)		(0.70)

Net asset value at end of period	$26.45		$21.66	$29.40	$22.43	$24.31		$22.80

Market price at end of period(b)	$26.41		$21.72	$29.51	$22.63	$24.35		$23.03

Net Asset Value Total Return(c)	23.53%		(23.71)%	33.78%	(5.33)%	10.31%		(7.60)%
Market Price Total Return(c)	23.00%		(23.80)%	33.09%	(4.66)%	9.37%		(7.30)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,226		$77,994	$70,561	$2,243	$2,431		$2,280
Ratio to average net assets of:
Expenses	0.07	%(d)	0.07%	0.07%	0.07%	0.37	%(e)	0.07%
Net investment income	2.18	%(d)	2.89%	2.77%	2.30%	2.99	%(e)	2.89%
Portfolio turnover rate(f)	4%		6%	7%	3%	4%		7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.30%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,

	(Unaudited)		2022		2021		2020		2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$19.58		$28.42		$24.72		$23.86		$21.66		$25.07

Net investment income(a)	0.20		0.83		0.76		0.55		0.74	(b)	0.66
Net realized and unrealized gain (loss) on investments	2.89		(8.81)		3.45		1.06		2.06		(3.42)

Total from investment operations	3.09		(7.98)		4.21		1.61		2.80		(2.76)

Distributions to shareholders from:
Net investment income	(0.21)		(0.89)		(0.51)		(0.75)		(0.60)		(0.65)

Transaction fees(a)	-		0.03		-		-		-		-

Net asset value at end of period	$22.46		$19.58		$28.42		$24.72		$23.86		$21.66

Market price at end of period(c)	$22.50		$19.64		$28.36		$24.97		$23.82		$21.75

Net Asset Value Total Return(d)	15.84%		(28.46)%		17.02%		7.08%		13.02%		(11.28)%
Market Price Total Return(d)	15.69%		(28.09)%		15.61%		8.33%		12.34%		(11.38)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,719		$13,703		$11,367		$2,472		$2,386		$2,166
Ratio to average net assets of:
Expenses, after Waivers	0.11	%(e)(f)	0.11	%(f)	0.10	%(f)	0.11	%(f)	0.39	%(f)(g)	0.11%
Expenses, prior to Waivers	0.14	%(e)(f)	0.15	%(f)	0.14	%(f)	0.14	%(f)	0.43	%(f)(g)	0.14%
Net investment income	1.84	%(e)	3.37%		2.63%		2.35%		3.16	%(b)(g)	2.64%
Portfolio turnover rate(h)	5%		13%		32%		18%		13%		16%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.56 and 2.39%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Ratios include non-recurring costs associated with a proxy statement of 0.29%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	“PureBetaSM 0-5 Yr US TIPS ETF”

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	“PureBetaSM FTSE Developed ex-North America ETF”

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)	“PureBetaSM FTSE Emerging Markets ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

PureBetaSM FTSE Developed ex-North America ETF and PureBetaSM FTSE Emerging Markets ETF will liquidate and terminate on or about June 30, 2023. In connection with the liquidation of these Funds, each Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

PureBetaSM 0-5 Yr US TIPS ETF	ICE BofA 0-5 Year US Inflation-Linked Treasury IndexSM

PureBetaSM FTSE Developed ex-North America ETF	FTSE Developed ex North America Index

PureBetaSM FTSE Emerging Markets ETF	FTSE Emerging Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

39

demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

40

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing

41

agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2023, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Treasury Inflation-Protected Securities - PureBetaSM 0-5 Yr US TIPS ETF may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.

K.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending

42

agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, PureBetaSM FTSE Emerging Markets ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by that Fund as listed below:

Amount

PureBetaSM FTSE Emerging Markets ETF	$122

L.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

M.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the

43

Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events, such as disease outbreaks and pandemics, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory

44

taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Inflation-Linked Security Risk. The value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

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U.S. Government Obligations Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

PureBetaSM 0-5 Yr US TIPS ETF	0.07%

PureBetaSM FTSE Developed ex-North America ETF	0.07%

PureBetaSM FTSE Emerging Markets ETF	0.14%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2023, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM 0-5 Yr US TIPS ETF	$32

PureBetaSM FTSE Developed ex-North America ETF	35

PureBetaSM FTSE Emerging Markets ETF	2,480

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

PureBetaSM 0-5 Yr US TIPS ETF	ICE Data Indices, LLC

PureBetaSM FTSE Developed ex-North America ETF	FTSE International Ltd.

PureBetaSM FTSE Emerging Markets ETF	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

PureBetaSM FTSE Developed ex-North America ETF	$215

PureBetaSM FTSE Emerging Markets ETF	27

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

PureBetaSM 0-5 Yr US TIPS ETF

Investments in Securities

U.S. Treasury Securities	$-	$89,304,468	$-	$89,304,468

Money Market Funds	51,181	-	-	51,181

Total Investments	$51,181	$89,304,468	$-	$89,355,649

PureBetaSM FTSE Developed ex-North America ETF

Investments in Securities

Common Stocks & Other Equity Interests	$13,061,167	$537	$0	$13,061,704

Money Market Funds	-	650,971	-	650,971

Total Investments	$13,061,167	$651,508	$0	$13,712,675

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	Level 1	Level 2	Level 3	Total

PureBetaSM FTSE Emerging Markets ETF

Investments in Securities

Common Stocks & Other Equity Interests	$14,229,990	$-	$87,232	$14,317,222

Exchange-Traded Funds	1,376,746	-	-	1,376,746

Money Market Funds	-	1,418,489	-	1,418,489

Total Investments	$15,606,736	$1,418,489	$87,232	$17,112,457

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

PureBetaSM 0-5 Yr US TIPS ETF	$-	$-	$-

PureBetaSM FTSE Developed ex-North America ETF	965,521	427,653	1,393,174

PureBetaSM FTSE Emerging Markets ETF	194,310	318,411	512,721

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

PureBetaSM FTSE Developed ex-North America ETF	$2,264,799	$5,657,534

PureBetaSM FTSE Emerging Markets ETF	828,220	716,165

For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

PureBetaSM 0-5 Yr US TIPS ETF	$2,446,330	$32,953,245

PureBetaSM FTSE Developed ex-North America ETF	-	72,689,996

PureBetaSM FTSE Emerging Markets ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

PureBetaSM 0-5 Yr US TIPS ETF	$ 76,088	$(4,941,113)	$(4,865,025)	$94,220,674

PureBetaSM FTSE Developed ex-North America ETF	649,475	(2,667,849)	(2,018,374)	15,731,049

PureBetaSM FTSE Emerging Markets ETF	1,029,114	(3,478,282)	(2,449,168)	19,561,625

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Interested Trustee does not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

In addition to the fees and expenses which the Invesco PureBetaSM FTSE Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

Actual	$1,000.00	$1,027.80	0.07%	$0.35

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

Actual	1,000.00	1,235.30	0.07	0.39

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35

50

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

Actual	$1,000.00	$1,158.40	0.11%	$0.59

Hypothetical (5% return before expenses)	1,000.00	1,024.25	0.11	0.55

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

51

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco PureBetaSM MSCI USA Small Cap ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized	Invesco PureBetaSM US Aggregate Bond ETF
Commerce ETF	Invesco Russell 1000 Equal Weight ETF
Invesco Alerian Galaxy Crypto Economy ETF	Invesco S&P 500® Enhanced Value ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF
Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 QVM Multi-factor ETF
Invesco ESG NASDAQ 100 ETF	Invesco S&P 500 Revenue ETF
Invesco ESG NASDAQ Next Gen 100 ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco ESG S&P 500 Equal Weight ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P International Developed Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P International Developed Momentum ETF
Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P International Developed Quality ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco Global Clean Energy ETF	Invesco S&P MidCap Low Volatility ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco Global Water ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco International BuyBack Achievers™ ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Health Care ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap Industrials ETF
Invesco MSCI Green Building ETF	Invesco S&P SmallCap Information Technology ETF
Invesco NASDAQ 100 ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco Nasdaq Biotechnology ETF	Invesco S&P SmallCap Materials ETF
Invesco NASDAQ Next Gen 100 ETF	Invesco S&P SmallCap Quality ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PHLX Semiconductor ETF	Invesco Senior Loan ETF
Invesco Preferred ETF	Invesco Taxable Municipal Bond ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco Treasury Collateral ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco Variable Rate Preferred ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco VRDO Tax-Free ETF
Invesco PureBetaSM MSCI USA ETF

Also at the April 18, 2023 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

52

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2022, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s correlation to its underlying index. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates the Sub-Advisers (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;

●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;

●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;

●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

53

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;

●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;

●	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;

●	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF and Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;

●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;

●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;

●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;

●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and

●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The

54

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco 1-30 Laddered Treasury ETF			X

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X

Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco ESG NASDAQ 100 ETF			X

Invesco ESG NASDAQ Next Gen 100 ETF	X		X

Invesco ESG S&P 500 Equal Weight ETF	X		X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF			X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF	X	N/A	X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF			X

Invesco NASDAQ 100 ETF	X	X	X

Invesco Nasdaq Biotechnology ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco PHLX Semiconductor ETF	X	X	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X

Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X

Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

55

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco S&P 500 Enhanced Value ETF	X	X	X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X	X	X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF	X		X

Invesco S&P 500 QVM Multi-factor ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed Low Volatility ETF	X	X	X

Invesco S&P International Developed Momentum ETF	X		X

Invesco S&P International Developed Quality ETF	X		X

Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X

Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF	X		X

Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF			X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X		X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X		X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF		N/A	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free ETF		N/A	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Senior Loan ETF’s, Invesco MSCI Green Building ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco International Corporate Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the

56

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis. For Invesco PureBetaSM FTSE Developed ex-North America ETF, Invesco PureBetaSM FTSE Emerging Markets ETF, Invesco PureBetaSM MSCI USA Small Cap ETF and Invesco PureBetaSM US Aggregate Bond ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Investment Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 18, 2023. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

57

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 24 and April 18, 2023 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2023 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

58

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PBETA-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: July 6, 2023

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date: July 6, 2023